UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Institutional Tax Free Money Market Fund

Agency Shares/Ticker: JOAXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,811,622
Total number of portfolio holdings	279
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.0
2–7 calendar days	63.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOAXX-826
JPMorgan Institutional Tax Free Money Market Fund - Agency Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Institutional Tax Free Money Market Fund

Capital Shares/Ticker: JOCXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Capital Shares)	$9	0.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,811,622
Total number of portfolio holdings	279
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.0
2–7 calendar days	63.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOCXX-826
JPMorgan Institutional Tax Free Money Market Fund - Capital Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Institutional Tax Free Money Market Fund
IM Shares/Ticker: JOIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (IM Shares)	$7	0.13%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,811,622
Total number of portfolio holdings	279
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.0
2–7 calendar days	63.0
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOIXX-826
JPMorgan Institutional Tax Free Money Market Fund - IM Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan Institutional Tax Free Money Market Fund
Institutional Class Shares/Ticker: JOFXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,811,622
Total number of portfolio holdings	279
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	37.0
2–7 calendar days	63.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JOFXX-826
JPMorgan Institutional Tax Free Money Market Fund - Institutional Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Securities Lending Money Market Fund

Agency SL Shares/Ticker: VSLXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Securities Lending Money Market Fund (the “Fund”) for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Securities Lending Money Market Fund (Agency SL Shares)	$3	0.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,073,183
Total number of portfolio holdings	115
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	87.6
8–30 calendar days	5.0
31–60 calendar days	2.3
61–90 calendar days	1.3
91–180 calendar days	2.9
181+ calendar days	0.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VSLXX-826
JPMorgan Securities Lending Money Market Fund - Agency SL Class

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Ultra-Short Municipal Fund

Class A Shares/Ticker: USMSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Fund (Class A Shares)	$19	0.37%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,633,942
Total number of portfolio holdings	982
Portfolio turnover rate	26%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
USMSX-826
JPMorgan Ultra-Short Municipal Fund - Class A

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)

JPMorgan Ultra-Short Municipal Fund

Class I Shares/Ticker: USMTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,633,942
Total number of portfolio holdings	982
Portfolio turnover rate	26%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
USMTX-826
JPMorgan Ultra-Short Municipal Fund - Class I

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2026 (Unaudited)
JPMorgan OnChain Liquidity-Token Money Market Fund
Token Shares/Ticker: JLTXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan OnChain Liquidity-Token Money Market Fund (the "Fund") for the period of May 13, 2026 (fund inception) to August 31, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan OnChain Liquidity-Token Money Market Fund (Token Shares)	$5	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$777,361
Total number of portfolio holdings	16
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	55.5
2–7 calendar days	4.4
8–30 calendar days	24.0
31–60 calendar days	14.5
61–90 calendar days	1.6
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLTXX-826
JPMorgan OnChain Liquidity-Token Money Market Fund - Token

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Money Market Funds
August 31, 2026 (Unaudited)
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 26.0%
BMO Capital Markets Corp., 3.74%, dated 8/31/2026, due 9/2/2026, repurchase price $125,026, collateralized by Collateralized Mortgage Obligations, 0.69% - 7.16%, due 2/10/2032 - 8/25/2071, with a value of $135,421.	125,000	125,000
BMO Capital Markets Corp., 3.73%, dated 8/31/2026, due 9/3/2026, repurchase price $250,078, collateralized by Asset-Backed Securities, 4.98% - 6.89%, due 11/15/2028 - 9/27/2055, with a value of $265,192.	250,000	250,000
BMO Capital Markets Corp., 3.73%, dated 8/31/2026, due 9/7/2026, repurchase price $60,044, collateralized by Collateralized Mortgage Obligations, 1.50% - 5.49%, due 10/25/2055 - 3/25/2071, with a value of $65,035.	60,000	60,000
BMO Capital Markets Corp., 3.73%, dated 8/31/2026, due 9/7/2026, repurchase price $60,044, collateralized by Collateralized Mortgage Obligations, 5.03% - 5.47%, due 11/18/2043 - 4/25/2071, with a value of $65,035.	60,000	60,000
BMO Capital Markets Corp., 3.75%, dated 8/31/2026, due 9/7/2026, repurchase price $280,204, collateralized by Collateralized Mortgage Obligations, 0.00% - 7.53%, due 8/12/2033 - 3/25/2071 and Corporate Notes and Bonds, 2.88% - 13.50%, due 12/15/2026 - 4/15/2057, with a value of $303,377.	280,000	280,000
BMO Capital Markets Corp., 3.76%, dated 8/31/2026, due 9/7/2026, repurchase price $400,292, collateralized by Asset-Backed Securities, 0.00% - 12.00%, due 8/19/2030 - 11/25/2069 and Collateralized Mortgage Obligations, 0.00% - 13.47%, due 3/25/2030 - 9/25/2071, with a value of $441,396.	400,000	400,000
BMO Capital Markets Corp., 3.77%, dated 8/31/2026, due 9/7/2026, repurchase price $45,033, collateralized by Collateralized Mortgage Obligations, 5.04% - 5.06%, due 3/19/2043 - 9/25/2065, with a value of $48,824.	45,000	45,000
BMO Capital Markets Corp., 3.78%, dated 8/31/2026, due 9/7/2026, repurchase price $110,081, collateralized by Collateralized Mortgage Obligations, 1.50% - 6.12%, due 9/15/2031 - 12/25/2070, with a value of $119,874.	110,000	110,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 3.72%, dated 8/31/2026, due 9/2/2026, repurchase price $375,078, collateralized by Asset-Backed Securities, 5.11% - 5.88%, due 9/15/2028 - 1/20/2039, Collateralized Mortgage Obligations, 2.98% - 8.55%, due 10/18/2030 - 7/27/2071, Corporate Notes and Bonds, 1.65% - 7.75%, due 10/6/2026 - 12/31/2079^^ and FNMA, 4.50%, due 11/25/2061, with a value of $394,651.	375,000	375,000
BNP Paribas SA, 3.77%, dated 8/31/2026, due 9/3/2026, repurchase price $225,071, collateralized by Asset-Backed Securities, 4.46% - 10.37%, due 1/20/2032 - 7/20/2039 and Corporate Notes and Bonds, 0.00% - 13.88%, due 9/15/2028 - 12/31/2079^^, with a value of $243,191.	225,000	225,000
BNP Paribas SA, 3.83%, dated 8/31/2026, due 9/7/2026, repurchase price $463,345, collateralized by Asset-Backed Securities, 5.11% - 6.22%, due 9/15/2028 - 3/20/2055, Collateralized Mortgage Obligations, 0.00% - 9.80%, due 2/15/2035 - 2/25/2070, Corporate Notes and Bonds, 0.90% - 10.75%, due 9/15/2026 - 10/31/2082 and Sovereign Government Securities, 2.25% - 3.38%, due 1/15/2050 - 4/6/2051, with a value of $491,811.	463,000	463,000
BNP Paribas SA, 3.88%, dated 8/31/2026, due 9/7/2026, repurchase price $500,377, collateralized by Asset-Backed Securities, 0.00% - 11.64%, due 9/15/2028 - 11/25/2059 and Corporate Notes and Bonds, 0.00% - 13.88%, due 12/1/2026 - 4/15/2040, with a value of $551,371.	500,000	500,000
BNP Paribas SA, 3.88%, dated 8/31/2026, due 9/7/2026, repurchase price $537,405, collateralized by Asset-Backed Securities, 2.95% - 8.11%, due 12/10/2028 - 7/26/2038, Collateralized Mortgage Obligations, 0.22% - 9.40%, due 7/25/2035 - 7/25/2069, Corporate Notes and Bonds, 0.75% - 10.75%, due 9/9/2026 - 8/24/2085^^, FNMA, 15.01%, due 4/26/2049 and Sovereign Government Securities, 3.00% - 7.50%, due 3/19/2027 - 2/9/2056, with a value of $575,648.	537,000	537,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	1

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BNP Paribas SA, 4.05%, dated 8/31/2026, due 10/5/2026, repurchase price $50,197, collateralized by Asset-Backed Securities, 4.86% - 5.06%, due 2/25/2035 - 9/25/2035, Corporate Notes and Bonds, 0.00% - 13.88%, due 12/31/2027 - 5/15/2054^^ and Sovereign Government Securities, 0.00%, due 12/15/2035, with a value of $54,984.	50,000	50,000
BNP Paribas SA, 4.05%, dated 8/31/2026, due 10/5/2026, repurchase price $125,492, collateralized by Asset-Backed Securities, 4.86% - 8.70%, due 9/25/2035 - 1/18/2039 and Corporate Notes and Bonds, 0.00% - 13.88%, due 1/15/2027 - 1/15/2084^^, with a value of $136,872.	125,000	125,000
BNP Paribas SA, 4.05%, dated 8/31/2026, due 10/5/2026, repurchase price $200,788, collateralized by Corporate Notes and Bonds, 3.50% - 13.88%, due 3/15/2027 - 2/15/2062^^, with a value of $220,447.	200,000	200,000
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $400,041, collateralized by Asset-Backed Securities, 2.63% - 9.79%, due 5/1/2028 - 6/20/2056, Collateralized Mortgage Obligations, 5.85%, due 2/20/2037 and Municipal Debt Securities, 6.50%, due 7/1/2036, with a value of $424,013.	400,000	400,000
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $475,049, collateralized by Asset-Backed Securities, 0.00% - 7.92%, due 1/23/2027 - 12/21/2042, Collateralized Mortgage Obligations, 0.00% - 10.33%, due 11/15/2027 - 9/25/2070, Corporate Notes and Bonds, 0.00%, due 11/24/2028 - 1/31/2050^^, FNMA, 13.01%, due 11/25/2039 and Sovereign Government Securities, 7.15%, due 2/24/2055, with a value of $513,003.	475,000	475,000
BofA Securities, Inc., 4.07%, dated 8/31/2026, due 12/4/2026, repurchase price $131,396, collateralized by Collateralized Mortgage Obligations, 0.11% - 10.86%, due 9/15/2031 - 6/25/2065, Corporate Notes and Bonds, 5.63%, due 7/17/2027 and FNMA, 10.64%, due 3/25/2042, with a value of $140,400.	130,000	130,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $150,015, collateralized by Corporate Notes and Bonds, 1.65% - 7.38%, due 12/1/2026 - 9/16/2062 and Sovereign Government Securities, 6.55%, due 3/14/2037, with a value of $157,501.	150,000	150,000
Citigroup Global Markets Holdings, Inc., 3.71%, dated 8/31/2026, due 9/1/2026, repurchase price $250,026, collateralized by Certificates of Deposit, 3.74%, due 10/2/2026, Corporate Notes and Bonds, 1.13% - 8.35%, due 9/8/2026 - 7/15/2064 and Sovereign Government Securities, 3.00% - 7.88%, due 4/30/2029 - 9/10/2060, with a value of $262,500.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $950,098, collateralized by U.S. Treasury Securities, 0.25% - 5.00%, due 8/15/2043 - 11/15/2050, with a value of $969,000.	950,000	950,000
Citigroup Global Markets Holdings, Inc., 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $250,026, collateralized by Asset-Backed Securities, 1.07% - 9.20%, due 3/10/2028 - 8/20/2056, with a value of $265,000.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $150,108, collateralized by Certificates of Deposit, 3.74%, due 10/2/2026, Corporate Notes and Bonds, 1.90% - 7.25%, due 10/5/2026 - 9/15/2059 and Sovereign Government Securities, 1.86%, due 12/1/2032, with a value of $157,500.	150,000	150,000
Citigroup Global Markets Holdings, Inc., 4.12%, dated 8/31/2026, due 11/30/2026, repurchase price $783,071, collateralized by Common Stocks and Preferred Stocks, 4.25%, with a value of $837,000.	775,000	775,000
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $400,041, collateralized by Asset-Backed Securities, 2.24% - 6.77%, due 4/15/2030 - 10/17/2072, Collateralized Mortgage Obligations, 4.00% - 6.50%, due 7/19/2038 - 9/15/2053, Corporate Notes and Bonds, 1.88% - 11.88%, due 9/30/2026 - 3/15/2082^^, FHLMC, 1.52%, due 3/25/2030, GNMA, 4.49% - 4.79%, due 5/20/2054 - 8/20/2056 and Sovereign Government Securities, 3.88% - 9.13%, due 7/13/2030 - 3/22/2033, with a value of $424,686.	400,000	400,000
Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/2/2026, repurchase price $375,077, collateralized by Asset-Backed Securities, 2.79% - 10.50%, due 4/15/2030 - 3/25/2055, Collateralized Mortgage Obligations, 4.00% - 6.66%, due 3/25/2039 - 2/15/2050, Corporate Notes and Bonds, 2.45% - 11.25%, due 3/15/2027 - 3/15/2082, FHLMC, 4.39%, due 8/25/2056, FNMA, 1.70% - 4.50%, due 11/25/2030 - 4/25/2047, GNMA, 4.50% - 6.50%, due 4/20/2052 - 12/20/2055 and Sovereign Government Securities, 3.50% - 7.63%, due 5/21/2027 - 3/22/2033, with a value of $394,377.	375,000	375,000
Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/3/2026, repurchase price $300,092, collateralized by Asset-Backed Securities, 2.85% - 6.24%, due 4/15/2030 - 4/20/2062, Collateralized Mortgage Obligations, 4.07% - 4.52%, due 2/15/2050 - 9/17/2057, Corporate Notes and Bonds, 1.55% - 10.00%, due 12/23/2026 - 3/15/2082^^, FHLMC, 2.90% - 4.50%, due 10/25/2027 - 7/25/2033, GNMA, 6.50%, due 12/20/2055 and Sovereign Government Securities, 9.13%, due 7/13/2030, with a value of $317,148.	300,000	300,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/4/2026, repurchase price $175,072, collateralized by Asset-Backed Securities, 2.06% - 6.47%, due 4/15/2030 - 11/20/2056, Collateralized Mortgage Obligations, 5.73%, due 7/19/2038, Commercial Paper, 0.00%, due 3/25/2027, Corporate Notes and Bonds, 1.55% - 11.25%, due 12/30/2026 - 10/1/2054, FHLMC, 4.39%, due 8/25/2056, FNMA, 1.00% - 4.84%, due 7/25/2028 - 6/25/2055 and Sovereign Government Securities, 3.88% - 9.13%, due 6/15/2028 - 4/17/2035, with a value of $185,140.	175,000	175,000
Credit Agricole Corporate and Investment Bank, 3.71%, dated 8/31/2026, due 9/4/2026, repurchase price $175,072, collateralized by Asset-Backed Securities, 2.85% - 5.76%, due 4/20/2062 - 12/20/2064, Corporate Notes and Bonds, 2.05% - 11.13%, due 10/19/2027 - 12/31/2079^^, FHLMC, 4.39%, due 8/25/2056, GNMA, 4.67%, due 8/20/2056 and Sovereign Government Securities, 4.63% - 5.38%, due 3/30/2031 - 3/22/2033, with a value of $184,422.	175,000	175,000
Credit Agricole Corporate and Investment Bank, 3.74%, dated 8/31/2026, due 9/7/2026, repurchase price $500,364, collateralized by Asset-Backed Securities, 1.99% - 6.90%, due 4/15/2030 - 10/15/2075, Collateralized Mortgage Obligations, 3.12% - 6.50%, due 11/20/2037 - 11/25/2069, Corporate Notes and Bonds, 2.25% - 9.63%, due 10/1/2026 - 5/26/2084^^, GNMA, 4.67%, due 8/20/2056 and Sovereign Government Securities, 2.55% - 9.13%, due 2/6/2028 - 2/17/2045, with a value of $532,511.	500,000	500,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $750,076, collateralized by U.S. Treasury Securities, 3.63%, due 10/31/2030 - 12/31/2030, with a value of $765,000.	750,000	750,000
Goldman Sachs & Co. LLC, 4.05%, dated 8/31/2026, due 11/2/2026, repurchase price $579,075, collateralized by Asset-Backed Securities, 0.00% - 12.11%, due 10/15/2029 - 6/25/2070, Collateralized Mortgage Obligations, 1.50% - 7.70%, due 7/8/2033 - 12/17/2057, Corporate Notes and Bonds, 0.00% - 17.10%, due 10/15/2026 - 2/15/2045^^ and Sovereign Government Securities, 3.50%, due 7/9/2041, with a value of $620,369.	575,000	575,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	3

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 4.08%, dated 8/31/2026, due 11/2/2026, repurchase price $654,641, collateralized by Asset-Backed Securities, 0.00% - 12.42%, due 1/25/2027 - 6/25/2070, Collateralized Mortgage Obligations, 0.00% - 17.01%, due 3/26/2029 - 6/25/2066 and Corporate Notes and Bonds, 0.00% - 15.27%, due 9/11/2026 - 2/28/2057, with a value of $698,085.	650,000	650,000
HSBC Securities USA, Inc., 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $95,010, collateralized by Asset-Backed Securities, 3.59% - 5.06%, due 6/15/2027 - 4/20/2062, FHLMC, 3.00% - 7.00%, due 4/1/2041 - 11/1/2055, FNMA, 2.00% - 7.50%, due 8/1/2029 - 7/1/2056, GNMA, 2.00% - 6.50%, due 3/20/2046 - 8/20/2056 and Municipal Debt Securities, 7.50%, due 8/20/2040, with a value of $100,698.	95,000	95,000
HSBC Securities USA, Inc., 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $600,062, collateralized by Corporate Notes and Bonds, 2.15% - 8.75%, due 6/15/2027 - 12/31/2079^^, FHLMC, 1.50% - 7.00%, due 1/1/2028 - 9/1/2056, FNMA, 2.00% - 7.00%, due 7/1/2027 - 9/1/2064 and GNMA, 2.00% - 7.00%, due 12/15/2038 - 5/15/2058, with a value of $630,010.	600,000	600,000
ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $56,006, collateralized by Corporate Notes and Bonds, 1.65% - 6.61%, due 7/27/2027 - 3/3/2055, FHLMC, 4.00% - 6.50%, due 2/1/2040 - 7/1/2056, FNMA, 3.50% - 6.34%, due 5/1/2033 - 4/1/2056, GNMA, 6.50% - 7.00%, due 10/15/2030 - 8/20/2056 and U.S. Treasury Securities, 3.50%, due 1/15/2029, with a value of $58,377.	56,000	56,000
ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $200,021, collateralized by Corporate Notes and Bonds, 1.45% - 10.75%, due 9/11/2026 - 8/1/2069, FHLMC, 4.50% - 6.50%, due 9/1/2039 - 7/1/2056, FNMA, 3.50% - 5.98%, due 5/1/2033 - 4/1/2056 and GNMA, 6.00% - 7.00%, due 10/15/2034 - 8/20/2056, with a value of $209,651.	200,000	200,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $300,031, collateralized by Common Stocks, with a value of $324,034.	300,000	300,000
ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $400,041, collateralized by Common Stocks, with a value of $432,045.	400,000	400,000
ING Financial Markets LLC, 4.11%, dated 8/31/2026, due 10/5/2026, repurchase price $100,400, collateralized by Common Stocks, with a value of $108,752.	100,000	100,000
ING Financial Markets LLC, 4.11%, dated 8/31/2026, due 10/5/2026, repurchase price $476,898, collateralized by Common Stocks, with a value of $516,631.	475,000	475,000
ING Financial Markets LLC, 4.12%, dated 8/31/2026, due 10/23/2026, repurchase price $201,213, collateralized by Common Stocks, with a value of $217,483.	200,000	200,000
Mitsubishi UFJ Trust & Banking Corp., 3.74%, dated 8/31/2026, due 9/3/2026, repurchase price $1,000,312, collateralized by Corporate Notes and Bonds, 0.00% - 6.20%, due 9/11/2026 - 7/9/2033, with a value of $1,050,546.	1,000,000	1,000,000
MUFG Securities Americas, Inc., 3.71%, dated 8/31/2026, due 9/1/2026, repurchase price $125,013, collateralized by Corporate Notes and Bonds, 5.25% - 6.25%, due 8/1/2031 - 5/18/2036 and Municipal Debt Securities, 4.00% - 5.25%, due 6/1/2039 - 10/1/2056, with a value of $131,264.	125,000	125,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $75,008, collateralized by Asset-Backed Securities, 2.82% - 10.96%, due 7/15/2032 - 6/25/2066, Collateralized Mortgage Obligations, 2.41% - 6.70%, due 10/20/2042 - 10/25/2067 and Corporate Notes and Bonds, 2.65% - 12.00%, due 2/15/2028 - 6/9/2056^^, with a value of $80,132.	75,000	75,000
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 3.79%, dated 8/31/2026, due 9/1/2026, repurchase price $70,007, collateralized by Asset-Backed Securities, 4.73% - 9.24%, due 10/22/2030 - 6/15/2056, Collateralized Mortgage Obligations, 4.40% - 5.45%, due 8/15/2036 - 10/25/2067, Corporate Notes and Bonds, 2.51% - 12.00%, due 1/15/2029 - 3/15/2082 and Sovereign Government Securities, 3.75%, due 9/12/2031, with a value of $74,711.	70,000	70,000
Natixis SA, 3.82%, dated 8/31/2026, due 9/1/2026, repurchase price $200,021, collateralized by Common Stocks, with a value of $216,023.	200,000	200,000
Natixis SA, 3.80%, dated 8/31/2026, due 9/2/2026, repurchase price $60,013, collateralized by Asset-Backed Securities, 4.75% - 7.70%, due 7/25/2031 - 6/25/2066, Collateralized Mortgage Obligations, 5.28% - 5.73%, due 8/15/2042 - 7/25/2063, Corporate Notes and Bonds, 3.88% - 9.50%, due 2/15/2028 - 9/15/2056 and Sovereign Government Securities, 5.75%, due 5/11/2047, with a value of $64,685.	60,000	60,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/3/2026, repurchase price $120,038, collateralized by Asset-Backed Securities, 3.60% - 10.21%, due 10/15/2030 - 6/15/2056, Collateralized Mortgage Obligations, 4.26% - 6.52%, due 12/25/2035 - 10/25/2065, Corporate Notes and Bonds, 1.90% - 9.50%, due 2/15/2028 - 11/26/2085^^ and Sovereign Government Securities, 3.75% - 7.25%, due 1/15/2031 - 5/11/2047, with a value of $127,859.	120,000	120,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/4/2026, repurchase price $120,050, collateralized by Asset-Backed Securities, 3.35% - 8.60%, due 2/15/2029 - 6/15/2056, Collateralized Mortgage Obligations, 4.40% - 5.28%, due 8/15/2036 - 10/25/2065, Corporate Notes and Bonds, 1.50% - 12.00%, due 3/15/2027 - 11/23/2081^^ and Sovereign Government Securities, 3.75% - 7.25%, due 9/12/2031 - 5/29/2032, with a value of $128,112.	120,000	120,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 3.79%, dated 8/31/2026, due 9/4/2026, repurchase price $470,198, collateralized by Asset-Backed Securities, 3.60% - 11.16%, due 9/7/2030 - 7/17/2056, Collateralized Mortgage Obligations, 2.41% - 6.85%, due 5/12/2034 - 2/25/2067, Corporate Notes and Bonds, 2.40% - 12.00%, due 5/25/2027 - 1/15/2084^^ and Sovereign Government Securities, 3.75% - 9.38%, due 1/15/2031 - 5/11/2047, with a value of $503,526.	470,000	470,000
Natixis SA, 3.80%, dated 8/31/2026, due 9/7/2026, repurchase price $610,451, collateralized by Asset-Backed Securities, 2.70% - 11.69%, due 9/7/2030 - 6/25/2066, Collateralized Mortgage Obligations, 3.66% - 6.70%, due 8/15/2036 - 6/25/2066, Corporate Notes and Bonds, 1.50% - 12.00%, due 5/25/2027 - 11/23/2081^^ and Sovereign Government Securities, 4.50% - 7.25%, due 2/12/2032 - 1/19/2063, with a value of $653,088.	610,000	610,000
Natixis SA, 3.80%, dated 8/31/2026, due 9/8/2026, repurchase price $50,042, collateralized by Asset-Backed Securities, 2.82% - 10.14%, due 10/15/2031 - 3/27/2056, Collateralized Mortgage Obligations, 2.41% - 5.73%, due 12/25/2035 - 2/25/2067 and Corporate Notes and Bonds, 4.25% - 12.00%, due 1/15/2029 - 11/23/2081, with a value of $53,720.	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	5

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Pershing LLC, 4.06%, dated 8/31/2026, due
11/19/2026, repurchase price $126,128,
collateralized by Asset-Backed Securities,
5.60% - 7.79%, due 7/30/2032 -
7/15/2038, Certificates of Deposit, 3.90%,
due 10/22/2026, Collateralized Mortgage
Obligations, 3.23% - 6.62%, due 8/25/2031
- 11/17/2050, Commercial Paper, 0.00%,
due 9/1/2026 - 10/19/2026, Corporate
Notes and Bonds, 0.00% - 9.63%, due
11/4/2026 - 8/3/2055^^, FFCB, 2.80%, due
5/3/2029, FHLMC, 3.50% - 6.00%, due
10/15/2032 - 7/1/2056, FNMA, 6.50% -
8.49%, due 5/25/2042 - 8/25/2056, GNMA,
1.83% - 7.00%, due 9/20/2035 -
6/20/2076, Municipal Debt Securities,
4.00% - 7.50%, due 1/1/2032 - 9/1/2059,
Tennessee Valley Authority, 1.50% - 4.88%,
due 9/15/2031 - 5/15/2035 and
U.S. Treasury Securities, 0.00% - 4.75%, due
10/8/2026 - 8/15/2055, with a value of
$132,650.
	125,000	125,000
RBC Capital Markets LLC, 3.73%, dated 8/31/2026, due 9/2/2026, repurchase price $650,135, collateralized by Certificates of Deposit, 3.96% - 4.40%, due 5/12/2027 - 12/31/2037, Commercial Paper, 0.00%, due 9/1/2026 - 11/20/2026 and Corporate Notes and Bonds, 0.44% - 8.50%, due 9/15/2026 - 10/28/2085^^, with a value of $682,505.	650,000	650,000
Societe Generale SA, 3.72%, dated 8/31/2026, due 9/1/2026, repurchase price $775,080, collateralized by Asset-Backed Securities, 1.48% - 6.31%, due 7/17/2028 - 5/20/2053, Collateralized Mortgage Obligations, 2.15% - 8.58%, due 1/16/2037 - 9/25/2071 and Corporate Notes and Bonds, 1.24% - 9.25%, due 9/14/2026 - 10/31/2085^^, with a value of $818,360.	775,000	775,000
Societe Generale SA, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $250,026, collateralized by Asset-Backed Securities, 5.04%, due 7/15/2031, Corporate Notes and Bonds, 2.00% - 7.77%, due 4/22/2027 - 11/26/2085^^, Sovereign Government Securities, 4.88% - 5.75%, due 10/4/2033 - 10/28/2034 and U.S. Treasury Securities, 0.00%, due 2/15/2038 - 5/15/2056, with a value of $262,683.	250,000	250,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $240,025, collateralized by Collateralized Mortgage Obligations, 4.26% - 7.39%, due 5/25/2037 - 12/25/2070, Corporate Notes and Bonds, 0.00% - 12.25%, due 10/1/2026 - 11/1/2055^^ and Sovereign Government Securities, 4.50% - 9.38%, due 1/13/2028 - 5/15/2034, with a value of $259,064.	240,000	240,000
Societe Generale SA, 3.73%, dated 8/31/2026, due 9/2/2026, repurchase price $550,114, collateralized by Asset-Backed Securities, 4.32% - 5.13%, due 10/20/2028 - 10/15/2029 and Corporate Notes and Bonds, 1.50% - 8.25%, due 2/10/2027 - 12/31/2079^^, with a value of $577,971.	550,000	550,000
Societe Generale SA, 3.76%, dated 8/31/2026, due 9/2/2026, repurchase price $175,037, collateralized by Asset-Backed Securities, 4.96% - 6.31%, due 7/15/2031 - 7/30/2054 and Corporate Notes and Bonds, 0.00% - 14.38%, due 9/13/2027 - 8/22/2057, with a value of $188,462.	175,000	175,000
Societe Generale SA, 3.73%, dated 8/31/2026, due 9/3/2026, repurchase price $325,101, collateralized by Asset-Backed Securities, 4.12% - 6.03%, due 3/20/2030 - 7/30/2054, Collateralized Mortgage Obligations, 5.47%, due 5/25/2066, Corporate Notes and Bonds, 1.93% - 7.50%, due 2/10/2027 - 9/14/2077 and Sovereign Government Securities, 5.60% - 5.75%, due 10/28/2034 - 5/14/2049, with a value of $342,152.	325,000	325,000
Societe Generale SA, 4.03%, dated 8/31/2026, due 11/13/2026, repurchase price $378,106, collateralized by Asset-Backed Securities, 4.93% - 5.87%, due 3/15/2033 - 4/19/2039, Collateralized Mortgage Obligations, 4.93% - 7.03%, due 1/15/2042 - 9/25/2071, Corporate Notes and Bonds, 0.00% - 10.50%, due 4/13/2027 - 10/31/2082 and Sovereign Government Securities, 6.63% - 7.63%, due 5/15/2034 - 2/17/2045, with a value of $400,005.	375,000	375,000
TD Securities USA LLC, 3.74%, dated 8/31/2026, due 9/1/2026, repurchase price $400,042, collateralized by Municipal Debt Securities, 2.00% - 7.63%, due 9/1/2029 - 5/1/2055, with a value of $420,044.	400,000	400,000
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $300,031, collateralized by Corporate Notes and Bonds, 4.13% - 6.58%, due 2/15/2028 - 2/15/2055, with a value of $315,033.	300,000	300,000
TD Securities USA LLC, 3.76%, dated 8/31/2026, due 9/7/2026, repurchase price $950,695, collateralized by Corporate Notes and Bonds, 2.30% - 6.50%, due 3/15/2027 - 8/17/2037, with a value of $1,003,960.	950,000	950,000
TD Securities USA LLC, 3.78%, dated 8/31/2026, due 9/7/2026, repurchase price $600,441, collateralized by Corporate Notes and Bonds, 2.80% - 11.25%, due 2/15/2027 - 10/1/2035, with a value of $652,219.	600,000	600,000
UBS Securities LLC, 3.80%, dated 8/31/2026, due 9/7/2026, repurchase price $300,222, collateralized by Corporate Notes and Bonds, 1.25% - 12.25%, due 9/1/2026 - 1/15/2084^^, Sovereign Government Securities, 1.00% - 8.88%, due 9/30/2027 - 7/9/2041 and U.S. Treasury Securities, 4.13% - 4.38%, due 7/15/2029 - 7/31/2033, with a value of $321,795.	300,000	300,000
Wells Fargo Securities LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $250,026, collateralized by Collateralized Mortgage Obligations, 0.38% - 6.88%, due 5/15/2035 - 10/25/2070, with a value of $270,028.	250,000	250,000
Wells Fargo Securities LLC, 3.78%, dated 8/31/2026, due 9/3/2026, repurchase price $300,095, collateralized by Certificates of Deposit, 0.00% - 7.50%, due 10/28/2026 - 11/1/2030, with a value of $315,232.	300,000	300,000
Wells Fargo Securities LLC, 3.78%, dated 8/31/2026, due 9/4/2026, repurchase price $125,053, collateralized by Collateralized Mortgage Obligations, 0.41% - 5.78%, due 8/16/2038 - 8/25/2065, with a value of $135,099.	125,000	125,000
Wells Fargo Securities LLC, 4.09%, dated 8/31/2026, due 10/23/2026, repurchase price $251,505, collateralized by Municipal Debt Securities, 0.00% - 7.50%, due 8/1/2027 - 7/1/2066, with a value of $265,016.	250,000	250,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 4.06%, dated 8/31/2026, due 11/18/2026, repurchase price $201,782, collateralized by Asset-Backed Securities, 1.27% - 9.04%, due 12/15/2027 - 12/15/2070, with a value of $214,152.	200,000	200,000
Wells Fargo Securities LLC, 4.03%, dated 8/31/2026, due 11/24/2026, repurchase price $151,427, collateralized by Collateralized Mortgage Obligations, 0.15% - 7.65%, due 4/17/2034 - 8/25/2066, with a value of $163,632.	150,000	150,000
Wells Fargo Securities LLC, 4.06%, dated 8/31/2026, due 11/24/2026, repurchase price $151,438, collateralized by Municipal Debt Securities, 0.00% - 8.00%, due 10/1/2026 - 8/1/2069, with a value of $159,593.	150,000	150,000
Total Repurchase Agreements (Cost $24,001,000)		24,001,000
Municipal Bonds — 1.2%
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project II Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 3.72%, 9/8/2026 (a)	167,000	167,000
Colorado — 0.1%
Colorado Housing and Finance Authority Series 2026F-2, Class I, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	15,500	15,500
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2024E-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.72%, 9/8/2026 (a)	28,000	28,000
Series 2024G-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	20,000	20,000
Series 2025L-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	25,000	25,000
Series 2025N-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	19,000	19,000
Series 2026G2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	18,000	18,000
Colorado Housing and Finance Authority, Single Family Mortgage Housing Series 2026I-2, Class I, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 3.72%, 9/8/2026 (a)	17,500	17,500
Total Colorado		143,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	7

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — 0.1%
Illinois Finance Authority, Gotion Illinois New Energy, Inc., Project Series 2026B, Rev., VRDO, LOC : Standard Charter, 3.85%, 9/8/2026 (a) (b)	40,000	40,000
Illinois Finance Authority, University of Chicago Series 2025A, Rev., VRDO, LIQ : Northern Trust Co. (The), 3.72%, 9/8/2026 (a)	41,500	41,500
Total Illinois		81,500
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 9/8/2026 (a)	58,598	58,598
Massachusetts — 0.1%
Massachusetts Housing Finance Agency, Single Family
Series 244, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 3.72%, 9/8/2026 (a)	36,000	36,000
Series 248, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 9/8/2026 (a)	25,000	25,000
Total Massachusetts		61,000
Minnesota — 0.2%
Ecmc Group, Inc. Series 23-1, VRDO, 3.77%, 9/8/2026 (a)	69,118	69,118
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2024Q, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 9/8/2026 (a)	33,490	33,490
Series 2024S, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 3.72%, 9/8/2026 (a)	14,845	14,845
Series 2024W, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.72%, 9/8/2026 (a)	19,900	19,900
Series 2025B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	9,855	9,855
Series 2025E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	33,795	33,795
Series 2026N, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (a)	15,000	15,000
Total Minnesota		196,003
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 3.97%, 9/8/2026 (a) (b)	125,000	125,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 3.84%, 9/8/2026 (a) (b)	27,705	27,705
Total New Hampshire		152,705
Pennsylvania — 0.1%
Pennsylvania Higher Education Assistance Agency
Series 2024A, Rev., VRDO, LOC : Bank of America NA, 3.72%, 9/8/2026 (a)	26,994	26,994
Series 2025A, Rev., VRDO, LOC : Bank of America NA, 3.72%, 9/8/2026 (a)	45,441	45,441
Total Pennsylvania		72,435
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 9/8/2026 (a)	19,600	19,600
North Texas Higher Education Authority, Inc., Student Loan Asset Backed Notes Series 2026, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 9/8/2026 (a)	48,300	48,300
State of Texas, Public Finance Authority Series 2024A, GO, VRDO, LIQ : FHLB, 3.72%, 9/8/2026 (a)	48,000	48,000
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 3.72%, 9/8/2026 (a)	31,100	31,100
Total Texas		147,000
Total Municipal Bonds (Cost $1,079,241)		1,079,241
Short Term Investments — 70.4%
Commercial Paper — 38.4%
ANZ New Zealand International Ltd. (New Zealand), 4.11%, 3/1/2027 (b) (c)	125,000	122,420
Atlantic Asset Securitization LLC, (SOFR + 0.29%), 3.94%, 9/1/2026 (b) (d)	50,000	49,999
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.27%), 3.92%, 9/1/2026 (b) (d)	130,000	129,991
3.65%, 10/28/2026 (b) (c)	31,000	30,811
3.65%, 10/29/2026 (b) (c)	67,000	66,584
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
3.63%, 11/4/2026 (b) (c)	30,000	29,794
3.87%, 11/5/2026 (b) (c)	165,000	163,849
3.69%, 11/27/2026 (b) (c)	120,000	118,866
Automatic Data Processing, Inc., 3.67%, 9/2/2026 (b) (c)	1,195,000	1,194,757
Banco Santander SA (Spain)
3.79%, 9/4/2026 (b) (c)	135,000	134,945
3.99%, 10/1/2026 (b) (c)	300,000	299,021
3.94%, 10/9/2026 (b) (c)	135,000	134,444
3.91%, 11/3/2026 (b) (c)	137,000	136,060
Bank of Montreal (Canada)
(SOFR + 0.30%), 3.95%, 9/1/2026 (d)	80,000	80,007
(SOFR + 0.38%), 4.03%, 9/1/2026 (b) (d)	100,000	100,002
(SOFR + 0.42%), 4.07%, 9/1/2026 (b) (d)	108,000	108,003
(SOFR + 0.42%), 4.07%, 9/1/2026 (b) (d)	60,000	60,018
(SOFR + 0.45%), 4.10%, 9/1/2026 (b) (d)	65,000	65,009
3.94%, 9/3/2026 (c)	115,000	114,965
3.77%, 12/4/2026 (b) (c)	100,000	98,976
Bank of New York Mellon (The)
3.91%, 11/23/2026 (c)	150,000	148,648
4.12%, 5/21/2027 (c)	150,000	145,429
Bank of New Zealand (New Zealand)
3.80%, 9/8/2026 (b) (c)	100,000	99,919
3.99%, 9/30/2026 (b) (c)	93,000	92,710
3.93%, 10/15/2026 (b) (c)	75,000	74,647
3.90%, 10/28/2026 (b) (c)	75,000	74,542
3.92%, 12/1/2026 (b) (c)	60,000	59,406
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.29%), 3.94%, 9/1/2026 (b) (d)	184,000	184,034
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	138,000	138,031
(SOFR + 0.31%), 3.96%, 9/1/2026 (b) (d)	15,000	15,001
(SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	125,000	125,039
3.72%, 11/30/2026 (b) (c)	110,000	108,910
3.68%, 2/12/2027 (b) (c)	131,000	128,604
3.96%, 3/18/2027 (b) (c)	100,000	97,745
4.01%, 4/15/2027 (b) (c)	78,000	75,977
4.00%, 4/16/2027 (b) (c)	131,000	127,586
4.11%, 5/20/2027 (b) (c)	153,000	148,373
4.14%, 6/3/2027 (b) (c)	62,000	60,019
Barclays Bank plc (United Kingdom)
3.66%, 9/1/2026 (b) (c)	315,000	314,968
(SOFR + 0.27%), 3.92%, 9/1/2026 (b) (d)	150,000	150,004
4.01%, 9/28/2026 (b) (c)	100,000	99,712
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Barton Capital SA (France)
(SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	100,000	100,046
3.97%, 10/5/2026 (b) (c)	53,000	52,804
Bedford Row Funding Corp., 3.70%, 11/20/2026 (b) (c)	200,000	198,245
Bennington Stark Capital Co. LLC
3.90%, 9/3/2026 (b) (c)	125,000	124,962
3.70%, 9/4/2026 (b) (c)	125,146	125,095
3.93%, 9/23/2026 (b) (c)	100,000	99,759
BNP Paribas SA (France)
(SOFR + 0.28%), 3.93%, 9/1/2026 (d)	128,000	128,048
3.89%, 10/23/2026 (c)	130,000	129,285
3.91%, 11/20/2026 (c)	131,000	129,869
3.93%, 12/9/2026 (c)	167,000	165,197
3.94%, 12/14/2026 (c)	150,000	148,296
BofA Securities, Inc., 3.95%, 12/9/2026 (c)	250,000	247,250
BPCE SA (France)
3.98%, 11/23/2026 (b) (c)	140,000	138,727
4.13%, 1/13/2027 (c)	186,000	183,217
Britannia Funding Co. LLC
(SOFR + 0.28%), 3.93%, 9/1/2026 (b) (d)	150,000	150,002
(SOFR + 0.37%), 4.02%, 9/1/2026 (b) (d)	105,000	105,002
(SOFR + 0.45%), 4.10%, 9/1/2026 (b) (d)	120,000	120,024
4.02%, 9/25/2026 (b) (c)	200,000	199,474
4.26%, 2/3/2027 (b) (c)	100,000	98,241
Caisse D'amortissement De La Dette Sociale (France)
3.93%, 9/30/2026 (b) (c)	150,000	149,535
4.07%, 2/19/2027 (b) (c)	232,000	227,495
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.29%), 3.94%, 9/1/2026 (b) (d)	137,000	137,035
(SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	255,000	255,136
(SOFR + 0.40%), 4.05%, 9/1/2026 (b) (d)	130,000	130,077
(SOFR + 0.42%), 4.07%, 9/1/2026 (b) (d)	257,000	257,090
(SOFR + 0.42%), 4.07%, 9/1/2026 (b) (d)	10,000	10,004
3.82%, 9/30/2026 (b) (c)	65,000	64,799
3.70%, 10/28/2026 (b) (c)	120,000	119,273
4.09%, 4/7/2027 (b) (c)	130,000	126,737
4.22%, 6/17/2027 (b) (c)	275,000	265,724
4.45%, 7/23/2027 (b) (c)	90,000	86,556
CDP Financial, Inc. (Canada)
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	25,000	25,006
4.08%, 1/4/2027 (b) (c)	45,000	44,375
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	9

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Charles Schwab & Co., Inc., 4.02%, 10/6/2026 (b) (c)	110,000	109,575
Chesham Finance Ltd. (Cayman Islands)
3.71%, 9/1/2026 (b) (c)	175,000	174,982
Series 2, 3.74%, 9/1/2026 (b) (c)	125,000	124,987
Series 4, 3.70%, 9/1/2026 (b) (c)	300,000	299,969
Series 2, 3.73%, 9/8/2026 (b) (c)	165,000	164,865
Series 1, 3.93%, 9/16/2026 (b) (c)	100,000	99,835
Clipper Funding Co. LLC, 4.00%, 11/2/2026 (b) (c)	180,000	178,780
Commonwealth Bank of Australia (Australia)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	65,000	65,009
4.45%, 7/23/2027 (b) (c)	27,000	25,947
Concord Minutemen Capital Co. LLC Series A, 3.73%, 9/4/2026 (b) (c)	125,000	124,949
Constellation Funding Co. LLC
4.02%, 12/2/2026	70,000	69,978
4.17%, 1/21/2027 (b) (c)	129,400	127,305
Cooperatieve Rabobank UA (Netherlands), 4.07%, 1/13/2027 (c)	100,000	98,519
Credit Agricole Corporate and Investment Bank (France)
3.74%, 10/23/2026 (c)	131,000	130,286
3.72%, 10/30/2026 (c)	80,000	79,504
3.62%, 11/6/2026 (c)	87,000	86,396
3.95%, 12/31/2026 (c)	150,000	148,026
Credit Industriel et Commercial (France), 4.07%, 1/6/2027 (b) (c)	126,000	124,219
DNB Bank ASA (Norway)
3.65%, 9/29/2026 (b) (c)	300,000	299,125
3.67%, 10/9/2026 (b) (c)	300,000	298,812
3.98%, 4/23/2027 (b) (c)	80,000	77,831
3.96%, 4/28/2027 (b) (c)	200,000	194,453
3.99%, 5/3/2027 (b) (c)	40,000	38,865
DZ Bank AG (Germany), 3.94%, 10/15/2026 (b) (c)	60,000	59,714
Erste Finance Delaware LLC (Austria), 3.64%, 9/3/2026 (b) (c)	250,000	249,924
Fairway Finance Co. LLC, 3.99%, 10/8/2026 (b) (c)	60,000	59,757
Fastnet Funding Co. LLC
(SOFR + 0.35%), 4.00%, 9/1/2026 (b) (d)	50,000	49,996
3.72%, 9/4/2026 (b) (c)	100,000	99,959
3.72%, 9/8/2026 (b) (c)	125,000	124,910
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Federation des Caisses Desjardins du Quebec (Canada)
3.65%, 12/18/2026 (b) (c)	200,000	197,614
3.70%, 2/25/2027 (b) (c)	130,000	127,374
First Abu Dhabi Bank PJSC (United Arab Emirates), 3.70%, 9/3/2026 (b) (c)	647,000	646,803
Glencove Funding LLC (Ireland)
3.67%, 9/1/2026 (b) (c)	325,000	324,967
3.96%, 11/3/2026 (b) (c)	86,000	85,408
Great Bear Funding LLC, (SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	150,000	150,002
Helvetica Funding Co. LLC, 4.01%, 9/23/2026 (b) (c)	300,000	299,280
ING Bank NV (Netherlands)
(SOFR + 0.31%), 3.95%, 9/1/2026 (d)	200,000	200,005
3.95%, 10/13/2026 (c)	200,000	199,076
3.96%, 12/29/2026 (c)	200,000	197,293
ING US Funding LLC (Netherlands)
(SOFR + 0.27%), 3.91%, 9/1/2026 (b) (d)	147,000	147,033
(SOFR + 0.31%), 3.95%, 9/1/2026 (b) (d)	159,000	159,000
3.94%, 10/15/2026 (b) (c)	105,000	104,491
3.96%, 12/23/2026 (b) (c)	130,000	128,335
Intrepid Funding Co. LLC
(SOFR + 0.35%), 4.00%, 9/1/2026 (d)	115,000	115,003
3.94%, 9/17/2026 (b) (c)	75,000	74,868
3.93%, 10/29/2026 (b) (c)	70,000	69,557
4.12%, 1/15/2027 (b) (c)	75,000	73,850
4.17%, 1/22/2027 (b) (c)	70,000	68,869
Ionic Funding LLC
Series IIIA, (SOFR + 0.23%), 3.88%, 9/1/2026 (d)	175,000	175,000
Series IIIA, (SOFR + 0.23%), 3.88%, 9/1/2026 (d)	100,000	100,000
Series IIIA, (SOFR + 0.23%), 3.88%, 9/1/2026 (d)	25,000	25,000
Series IIA, (SOFR + 0.37%), 4.02%, 9/1/2026 (d)	125,000	125,000
Series IIA, 4.18%, 1/8/2027 (c)	140,000	137,929
Landesbank Baden-Wuerttemberg (Germany), 3.64%, 9/1/2026 (c)	1,000,000	999,899
Lexington Parker Capital Co. LLC Series A, 3.73%, 9/4/2026 (b) (c)	200,000	199,917
Lloyds Bank plc (United Kingdom)
3.96%, 10/14/2026 (c)	135,000	134,377
3.91%, 11/30/2026 (b) (c)	325,000	321,794
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
LMA-Americas LLC
4.01%, 9/23/2026 (b) (c)	52,200	52,074
3.90%, 11/9/2026 (b) (c)	15,750	15,630
Longship Funding LLC (Ireland), 3.81%, 9/14/2026 (b) (c)	100,000	99,855
Mackinac Funding Co. LLC
3.77%, 9/3/2026 (b) (c)	97,000	96,970
3.99%, 10/8/2026 (b) (c)	100,000	99,596
4.04%, 12/16/2026 (b) (c)	100,000	98,818
Macquarie Bank Ltd. (Australia)
3.78%, 9/4/2026 (b) (c)	300,000	299,875
3.78%, 9/8/2026 (b) (c)	100,000	99,916
3.81%, 9/14/2026 (b) (c)	200,000	199,703
3.93%, 10/21/2026 (b) (c)	91,000	90,493
3.88%, 11/4/2026 (b) (c)	50,000	49,642
4.17%, 1/19/2027 (b) (c)	62,000	60,990
Mainbeach Funding LLC, (SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	100,000	100,000
Mizuho Bank Ltd. (Japan), 3.99%, 10/27/2026 (b) (c)	215,000	213,697
MUFG Bank Ltd. (Japan), 3.98%, 10/29/2026 (c)	100,000	99,388
National Australia Bank Ltd. (Australia)
Series CP, 3.75%, 9/1/2026 (b) (c)	100,000	99,990
Series B, (SOFR + 0.24%), 3.89%, 9/1/2026 (b) (d)	117,000	117,031
Series B, (SOFR + 0.28%), 3.93%, 9/1/2026 (b) (d)	100,000	100,028
Series B, (SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	115,000	115,024
Series B, (SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	53,000	53,013
National Bank of Canada (Canada), (SOFR + 0.42%), 4.07%, 9/1/2026 (b) (d)	527,000	527,095
National Westminster Bank plc (United Kingdom), 3.96%, 10/8/2026 (b) (c)	200,000	199,206
National Westminster Bank Plc (United Kingdom), 3.65%, 9/2/2026 (b) (c)	275,000	274,944
Natixis SA (France)
3.88%, 11/2/2026 (c)	177,000	175,812
4.13%, 2/4/2027 (c)	130,000	127,719
Nieuw Amsterdam Receivables Corp. (Netherlands)
4.00%, 12/16/2026 (b) (c)	69,000	68,186
4.09%, 1/20/2027 (b) (c)	50,000	49,208
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Nordea Bank Abp (Finland)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	75,000	75,018
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	106,000	106,007
Norfina Ltd. (Australia)
3.95%, 11/24/2026 (b) (c)	70,000	69,361
3.95%, 12/11/2026 (b) (c)	60,000	59,335
4.07%, 12/15/2026 (b) (c)	95,000	93,903
4.10%, 1/6/2027 (b) (c)	100,000	98,586
NRW Bank (Germany), 3.66%, 9/3/2026 (b) (c)	250,000	249,924
Old Line Funding LLC, (SOFR + 0.29%), 3.93%, 9/1/2026 (b) (d)	100,000	100,030
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.31%), 3.96%, 9/1/2026 (b) (d)	80,000	80,003
3.92%, 10/15/2026 (b) (c)	100,000	99,522
3.91%, 10/16/2026 (b) (c)	133,000	132,350
3.96%, 12/17/2026 (b) (c)	184,000	181,822
Paradelle Funding LLC
(SOFR + 0.32%), 3.97%, 9/1/2026 (d)	132,000	132,056
3.72%, 12/31/2026 (c)	136,000	134,164
3.72%, 1/15/2027 (c)	100,000	98,475
Pricoa Short Term Funding LLC, 3.96%, 12/2/2026 (b) (c)	60,000	59,391
Ranger Funding Co. LLC, 3.96%, 10/28/2026 (b) (c)	100,000	99,379
Ridgefield Funding Co. LLC
Series A1, (SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	64,000	64,021
Series A1, (SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	50,000	50,020
Royal Bank of Canada (Canada)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	230,000	230,098
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	216,000	216,001
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	81,000	81,000
(SOFR + 0.32%), 3.97%, 9/1/2026 (b) (d)	140,000	140,023
3.84%, 3/10/2027 (b) (c)	70,000	68,481
3.83%, 3/11/2027 (b) (c)	25,000	24,454
4.13%, 6/1/2027 (b) (c)	50,000	48,411
4.22%, 6/14/2027 (b) (c)	128,000	123,719
4.22%, 6/16/2027 (b) (c)	183,000	176,832
4.45%, 7/26/2027 (b) (c)	212,000	203,823
Santander UK plc (United Kingdom)
3.92%, 10/15/2026 (c)	265,000	263,748
3.85%, 11/20/2026 (c)	150,000	148,687
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	11

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.27%), 3.91%, 9/1/2026 (b) (d)	40,000	39,998
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	49,000	49,011
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	50,000	50,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	80,000	79,998
3.80%, 9/25/2026 (b) (c)	50,000	49,871
3.65%, 10/2/2026 (b) (c)	125,000	124,585
3.89%, 12/2/2026 (b) (c)	62,000	61,377
3.94%, 3/17/2027 (b) (c)	100,000	97,757
4.04%, 4/2/2027 (b) (c)	115,000	112,193
4.05%, 4/5/2027 (b) (c)	150,000	146,283
4.05%, 4/6/2027 (b) (c)	50,000	48,755
4.05%, 4/7/2027 (b) (c)	240,000	233,993
3.99%, 5/5/2027 (b) (c)	100,000	97,144
4.19%, 5/18/2027 (b) (c)	125,000	121,221
4.45%, 7/27/2027 (b) (c)	93,000	89,386
Societe Generale SA (France), 3.94%, 12/2/2026 (b) (c)	186,000	184,117
St. Lawrence Funding LLC, 3.67%, 9/1/2026 (b) (c)	350,000	349,964
Starbird Funding Corp., 3.93%, 11/3/2026 (b) (c)	89,000	88,388
Sumitomo Mitsui Banking Corp. (Japan), (SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	225,000	225,082
Sumitomo Mitsui Trust Bank Ltd. (Japan)
3.91%, 12/9/2026 (b) (c)	250,000	247,298
3.91%, 12/10/2026 (b) (c)	130,000	128,581
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	49,000	49,012
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	128,000	128,010
3.89%, 12/2/2026 (b) (c)	124,000	122,753
3.94%, 3/18/2027 (b) (c)	250,000	244,328
3.97%, 4/15/2027 (b) (c)	100,000	97,385
3.97%, 4/16/2027 (b) (c)	4,000	3,895
4.08%, 5/20/2027 (b) (c)	127,000	123,118
Swedbank AB (Sweden)
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	53,000	53,010
(SOFR + 0.30%), 3.94%, 9/1/2026 (b) (d)	200,000	200,039
3.65%, 9/29/2026 (b) (c)	140,000	139,585
4.18%, 5/14/2027 (b) (c)	60,000	58,221
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.38%), 4.02%, 9/1/2026 (b) (d)	252,000	252,034
(SOFR + 0.40%), 4.04%, 9/1/2026 (b) (d)	130,000	130,054
4.04%, 4/1/2027 (b) (c)	50,000	48,777
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.03%, 5/4/2027 (b) (c)	130,000	126,292
4.22%, 6/16/2027 (b) (c)	128,000	123,670
4.45%, 7/23/2027 (b) (c)	130,000	125,013
Toyota Credit de Puerto Rico Corp., 4.15%, 3/9/2027 (c)	25,000	24,445
Toyota Motor Credit Corp.
4.08%, 2/16/2027 (c)	150,000	147,141
4.25%, 4/27/2027 (c)	100,000	97,261
UBS AG (Switzerland)
(SOFR + 0.29%), 3.95%, 9/1/2026 (b) (d)	150,000	150,001
4.08%, 4/22/2027 (b) (c)	118,000	114,782
4.36%, 7/2/2027 (b)	86,000	85,931
Versailles Commercial Paper LLC
3.88%, 11/3/2026 (c)	100,000	99,307
3.96%, 12/3/2026 (c)	92,000	91,046
Verto Capital Compartment A, 3.72%, 9/8/2026 (b) (c)	134,000	133,903
Verto Capital I Compartment A
3.93%, 10/23/2026 (b) (c)	200,000	198,829
4.19%, 1/14/2027 (b) (c)	180,000	177,214
Verto Capital I Compartment C (Luxembourg)
3.72%, 9/8/2026 (b) (c)	250,000	249,793
4.04%, 10/22/2026 (b) (c)	180,000	178,967
3.98%, 12/1/2026 (b) (c)	100,000	98,969
4.22%, 1/22/2027 (b) (c)	70,000	68,849
Verto Capital I Compartment D (Luxembourg)
(SOFR + 0.12%), 3.77%, 9/1/2026 (b) (d)	120,000	120,000
4.19%, 2/19/2027 (b) (c)	200,000	196,028
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 3.92%, 9/1/2026 (b) (d)	125,000	125,027
(SOFR + 0.27%), 3.92%, 9/1/2026 (b) (d)	90,000	90,007
(SOFR + 0.28%), 3.93%, 9/1/2026 (b) (d)	200,000	200,066
(SOFR + 0.28%), 3.93%, 9/1/2026 (b) (d)	98,000	98,032
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	60,000	60,010
(SOFR + 0.30%), 3.95%, 9/1/2026 (b) (d)	47,750	47,761
3.71%, 11/25/2026 (b) (c)	100,000	99,080
3.65%, 12/17/2026 (b) (c)	175,000	172,920
3.67%, 1/20/2027 (b) (c)	37,000	36,420
3.68%, 1/21/2027 (b) (c)	41,850	41,190
3.68%, 1/25/2027 (b) (c)	103,000	101,334
3.70%, 1/29/2027 (b) (c)	62,000	60,971
3.78%, 3/1/2027 (b) (c)	75,000	73,450
3.94%, 3/12/2027 (b) (c)	100,000	97,799
4.12%, 3/19/2027 (b) (c)	75,000	73,285
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
3.98%, 4/9/2027 (b) (c)	119,000	115,970
4.07%, 5/14/2027 (b) (c)	55,000	53,357
Total Commercial Paper (Cost $35,354,451)		35,346,321
Certificates of Deposits — 14.3%
Agricultural Bank of China Ltd. (China) , 4.00%, 9/30/2026	105,000	105,020
Banco Santander SA (Spain) , 3.96%, 12/2/2026	133,000	132,989
Bank of America NA (SOFR + 0.37%), 4.01%, 9/1/2026 (d)	437,000	436,946
Bank of China Ltd. (China)
3.96%, 9/4/2026	275,000	275,006
4.00%, 9/24/2026	80,000	80,010
Bank of Montreal (Canada)
(SOFR + 0.34%), 3.99%, 9/1/2026 (d)	50,000	50,006
(SOFR + 0.39%), 4.04%, 9/1/2026 (d)	81,000	81,002
(SOFR + 0.40%), 4.05%, 9/1/2026 (d)	70,000	70,000
(SOFR + 0.45%), 4.10%, 9/1/2026 (d)	78,000	78,009
3.73%, 2/4/2027 (c)	140,000	137,531
3.98%, 5/4/2027 (c)	80,000	77,738
4.08%, 5/7/2027 (c)	135,000	131,134
Barclays Bank plc (United Kingdom) , 4.00%, 9/29/2026	135,000	135,028
Canadian Imperial Bank of Commerce (Canada)
3.75%, 2/26/2027	250,000	249,377
3.75%, 3/3/2027	69,000	68,822
China Construction Bank Corp. (China) , 4.00%, 9/28/2026	55,000	55,010
Commonwealth Bank of Australia (Australia) , 4.11%, 5/26/2027 (c)	60,000	58,161
Cooperatieve Rabobank UA (Netherlands)
4.11%, 2/8/2027	90,000	90,001
4.20%, 3/30/2027	70,000	69,949
4.10%, 4/7/2027	100,000	99,862
4.00%, 4/29/2027	125,000	124,698
4.12%, 6/1/2027 (c)	60,000	58,083
Credit Agricole Corporate and Investment Bank (France)
4.00%, 11/16/2026	50,000	50,018
4.00%, 1/28/2027	75,000	74,981
4.13%, 2/1/2027	125,000	125,038
4.00%, 2/2/2027	300,000	299,959
4.18%, 2/2/2027	50,000	50,026
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
4.00%, 2/5/2027	70,000	69,968
4.11%, 2/24/2027	190,000	189,957
Credit Agricole SA (France)
3.75%, 10/29/2026 (c)	140,000	139,131
3.94%, 12/1/2026 (c)	188,000	186,128
Credit Industriel et Commercial (France)
3.98%, 10/8/2026 (c)	275,000	273,888
3.92%, 10/26/2026 (c)	255,000	253,459
3.92%, 11/4/2026 (c)	192,000	190,645
3.95%, 11/23/2026 (c)	188,000	186,265
4.17%, 1/25/2027 (c)	81,000	79,653
DNB Bank ASA (Norway)
4.02%, 11/24/2026	200,000	200,052
3.75%, 12/31/2026	100,000	99,870
3.99%, 4/16/2027 (c)	137,000	133,397
Industrial & Commercial Bank of China Ltd. (China)
4.00%, 9/23/2026	260,000	260,032
4.00%, 10/1/2026	225,000	225,029
4.02%, 11/2/2026	136,000	136,032
4.05%, 11/2/2026	137,000	137,037
ING Bank NV (Netherlands)
3.75%, 10/9/2026	150,000	149,969
3.80%, 10/27/2026	165,000	164,964
4.12%, 2/22/2027	272,000	271,955
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.27%), 3.91%, 9/1/2026 (d)	136,000	135,998
Mizuho Bank Ltd. (Japan)
(SOFR + 0.27%), 3.91%, 9/1/2026 (d)	136,000	135,998
(SOFR + 0.35%), 3.99%, 9/1/2026 (d)	25,000	25,003
MUFG Bank Ltd. (Japan)
(SOFR + 0.30%), 3.94%, 9/1/2026 (d)	330,000	330,051
(SOFR + 0.35%), 3.99%, 9/1/2026 (d)	100,000	100,006
4.00%, 11/23/2026	190,000	190,031
National Australia Bank Ltd. (Australia)
3.70%, 9/1/2026 (c)	150,000	149,984
3.69%, 10/26/2026 (c)	150,000	149,089
3.96%, 10/30/2026 (c)	253,000	251,354
3.68%, 11/27/2026 (c)	120,000	118,831
3.68%, 11/30/2026 (c)	250,000	247,478
3.65%, 12/22/2026 (c)	150,000	148,102
4.12%, 3/17/2027 (c)	135,000	131,905
3.96%, 5/3/2027 (c)	107,000	103,935
4.11%, 5/26/2027 (c)	100,000	96,851
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	13

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Nordea Bank Abp (Finland) , 4.02%, 12/16/2026	55,000	55,016
Norinchukin Bank (The) (Japan)
3.67%, 9/2/2026	200,000	200,000
3.90%, 11/23/2026	270,000	269,973
3.90%, 11/30/2026	135,000	134,979
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.31%), 3.95%, 9/1/2026 (d)	200,000	200,014
3.87%, 9/17/2026	150,000	150,006
Skandinaviska Enskilda Banken AB (Sweden) , 3.75%, 10/13/2026	100,000	99,982
Standard Chartered Bank (United Kingdom)
(SOFR + 0.30%), 3.95%, 9/1/2026 (d)	275,000	275,005
(SOFR + 0.30%), 3.95%, 9/1/2026 (d)	270,000	270,005
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.27%), 3.92%, 9/1/2026 (d)	217,000	216,996
4.05%, 12/3/2026 (c)	221,000	218,700
Sumitomo Mitsui Trust Bank Ltd. (Japan)
3.97%, 10/22/2026	100,000	100,022
3.97%, 10/23/2026	125,000	125,028
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.64%, 9/1/2026 (d)	125,000	125,008
(SOFR + 0.28%), 3.92%, 9/1/2026 (d)	69,000	69,012
(SOFR + 0.30%), 3.94%, 9/1/2026 (d)	53,000	53,011
4.06%, 1/7/2027	150,000	150,010
Swedbank AB (Sweden) (SOFR + 0.30%), 3.64%, 9/1/2026 (d)	90,000	90,018
Wells Fargo Bank NA
(SOFR + 0.33%), 3.98%, 9/1/2026 (d)	157,000	157,026
3.80%, 9/22/2026	130,000	130,001
3.75%, 10/27/2026	140,000	139,971
3.75%, 10/29/2026	112,000	111,974
3.78%, 11/24/2026	110,000	109,973
3.76%, 11/30/2026	137,000	136,938
3.75%, 1/20/2027	100,000	99,865
3.75%, 1/25/2027	57,000	56,919
3.75%, 1/29/2027	112,000	111,832
Westpac Banking Corp. (Australia)
(SOFR + 0.30%), 3.95%, 9/1/2026 (d)	100,000	100,027
4.00%, 4/16/2027	125,000	124,742
Woori Bank (South Korea) , 4.00%, 10/20/2026 (b)	200,000	200,031
Total Certificates of Deposit (Cost $13,212,866)		13,208,535
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 10.5%
U.S. Treasury Bills
3.63%, 9/1/2026 (c)	2,755,200	2,755,200
3.66%, 9/15/2026 (c)	1,401,000	1,399,030
3.65%, 9/22/2026 (c)	1,300,000	1,297,229
3.64%, 9/24/2026 (c)	250,000	249,417
3.67%, 10/20/2026 (c)	1,429,000	1,421,761
3.62%, 10/29/2026 (c)	505,000	501,948
3.82%, 11/10/2026 (c)	740,000	734,644
3.64%, 11/12/2026 (c)	400,000	397,012
3.88%, 11/24/2026 (c)	950,000	941,716
Total U.S. Treasury Obligations (Cost $9,697,969)		9,697,957
Time Deposits — 7.2%
ABN AMRO Bank NV (Netherlands)
3.65%, 9/2/2026	750,000	750,000
3.65%, 9/4/2026	500,000	500,000
3.65%, 9/4/2026	250,000	250,000
Australia & New Zealand Banking Group Ltd. 3.66%, 9/2/2026	750,000	750,000
Bank of America NA
3.66%, 9/1/2026	250,000	250,000
3.66%, 9/2/2026	500,000	500,000
Credit Agricole Corporate and Investment Bank (France)
3.66%, 9/2/2026	250,000	250,000
3.65%, 9/3/2026	200,000	200,000
3.66%, 9/4/2026	125,000	125,000
Erste Group Bank AG (Austria) 3.62%, 9/1/2026	250,000	250,000
National Bank of Canada (Canada)
3.67%, 9/1/2026 (a)	640,000	640,000
3.67%, 9/1/2026	150,000	150,000
NRW Bank (Germany) 3.65%, 9/2/2026	150,000	150,000
Royal Bank of Canada
3.68%, 9/1/2026	750,000	750,000
3.68%, 9/2/2026	700,000	700,000
Skandinaviska Enskilda Banken AB (Sweden) 3.65%, 9/2/2026	200,000	200,000
Toronto-Dominion Bank (The) 3.67%, 9/3/2026	250,000	250,000
Total Time Deposits (Cost $6,665,000)		6,665,000
Total Short Term Investments (Cost $64,930,286)		64,917,813
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	VALUE ($000)
Total Investments — 97.6% (Cost $90,010,527)	89,998,054
Other Assets in Excess of Liabilities — 2.4%	2,193,681
NET ASSETS — 100.0%	92,191,735

Percentages indicated are based on net assets.

Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for these
securities are fixed for a period of time and may be structured to adjust thereafter. The coupon rates shown are the rates in effect as of August 31, 2026.

(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The rate shown is the effective yield as of August 31, 2026.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	15

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.7%
Alabama — 2.1%
Columbia Industrial Development Board, Alabama Power Co. Project Series 2014A, Rev., VRDO, 3.15%, 9/1/2026 (a)	45,000	45,000
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project Series 2002, Rev., VRDO, 3.00%, 9/1/2026 (a)	10,795	10,795
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1319, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	4,050	4,050
Total Alabama		59,845
Alaska — 2.7%
Alaska Housing Finance Corp., Governmental Purpose Series 2009-B, Rev., VRDO, LIQ : FHLB, 2.23%, 9/8/2026 (a)	17,830	17,830
Alaska Housing Finance Corp., Home Mortgage
Series 2007A, Rev., VRDO, LIQ : FHLB, 2.19%, 9/8/2026 (a)	1,815	1,815
Series 2009A, Rev., VRDO, LIQ : FHLB, 2.19%, 9/8/2026 (a)	23,060	23,060
Series 2009B, Rev., VRDO, LIQ : FHLB, 2.24%, 9/8/2026 (a)	28,825	28,825
City of Valdez, Exxon Pipeline Co., Project
Series 1993A, Rev., VRDO, 3.00%, 9/1/2026 (a)	1,720	1,720
Series 1993C, Rev., VRDO, 3.00%, 9/1/2026 (a)	3,840	3,840
Total Alaska		77,090
Arizona — 3.4%
Arizona Board of Regents, State University Series 2025C, Rev., VRDO, 2.25%, 9/8/2026 (a)	61,625	61,625
Maricopa County Industrial Development Authority, Banner Health Series 2026C, Rev., VRDO, 2.15%, 9/8/2026 (a)	24,520	24,520
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF3525, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	6,250	6,250
Series 2026-XM1353, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2023-BAML6007, Rev., VRDO, LOC : Bank of America NA, 2.43%, 9/8/2026 (a) (b)	1,000	1,000
Total Arizona		95,895
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2026-XF3503, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	7,760	7,760
California — 4.1%
Irvine Ranch Water District Series 2026A, VRDO, LOC : Bank of America NA, 1.95%, 9/8/2026 (a)	25,165	25,165
Public Finance Authority Series 2025-VRS213, Class A, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	21,600	21,600
San Francisco City and County Airport Commission Francisco International Airport Series 2018C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.05%, 9/8/2026 (a)	21,150	21,150
State of California Series 2005B1, GO, VRDO, LOC : Wells Fargo Bank NA, 2.00%, 9/8/2026 (a)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3470, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.28%, 9/8/2026 (a) (b)	1,875	1,875
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.29%, 9/8/2026 (a) (b)	6,795	6,795
Series 2025-XF3493, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,050	2,050
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 2.32%, 9/8/2026 (a) (b)	5,900	5,900
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	5,007	5,007
Total California		114,542
Colorado — 2.3%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.24%, 9/8/2026 (a)	2,905	2,905
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP Series 2001, Rev., VRDO, LOC : FHLMC, 2.30%, 9/8/2026 (a)	10,900	10,900
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2026C-25, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	30,000	30,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2023-XF1619, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2026-XG0651, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,875	1,875
Wells Fargo Stage Trust Series 2026-003, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	10,000	10,000
Total Colorado		63,680
Connecticut — 5.9%
Capital Region Development Authority, Parking and Energy Fee Series 2004B, Rev., VRDO, LIQ : Bank of America NA, 2.48%, 9/8/2026 (a)	13,835	13,835
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2020, Subseries A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.26%, 9/8/2026 (a)	10,000	10,000
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.26%, 9/8/2026 (a)	15,000	15,000
Connecticut State Health and Educational Facilities Authority, Yale University
Series 2016A-1, Rev., VRDO, 2.90%, 9/1/2026 (a)	38,680	38,680
Series 2017C-4, Rev., VRDO, 2.90%, 9/1/2026 (a)	85,305	85,305
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,010	3,010
Total Connecticut		165,830
District of Columbia — 1.6%
Metropolitan Washington Airports Authority Aviation Series 2009D-2, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	2,660	2,660
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	3,800	3,800
Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	25,140	25,140
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,790	1,790
Series 2023-ZL0506, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,360	1,360
Series 2025-XF3433, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,415	2,415
Series 2025-YX1438, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	6,970	6,970
Total District of Columbia		44,135
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 7.1%
County of Escambia, Gulf Power Co., Project Series 2009, Rev., VRDO, 2.40%, 9/8/2026 (a)	10,000	10,000
County of Martin, Florida Power and Light Co., Project Series 2022, Rev., VRDO, 2.39%, 9/8/2026 (a)	27,875	27,875
County of St. Lucie, Power and Light Co., Project Series 2000, Rev., VRDO, 2.35%, 9/8/2026 (a)	46,000	46,000
Deutsche Bank Spears Series 2025-DB-8160, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	6,015	6,015
Highlands County Health Facilities Authority, Adventist Health System Series 2012I-3, Rev., VRDO, 2.30%, 9/8/2026 (a)	10,000	10,000
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	1,750	1,750
Public Finance Authority
Series 2026-VRS224, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	14,900	14,900
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	26,000	26,000
Series 2025-VRS214, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,850	2,850
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,650	4,650
Series 2023-XF3080, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	5,995	5,995
Series 2023-ZL0485, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-XF1808, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,670	2,670
Series 2025-ZF3457, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,945	3,945
Series 2026-XF3513, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,625	5,625
Series 2023-XF1666, Rev., VRDO, LIQ : TD Bank NA, 2.33%, 9/8/2026 (a) (b)	4,960	4,960
Series 2026-CF7097, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	7,435	7,435
Series 2024-BAML6018, Rev., VRDO, LOC : Bank of America NA, 2.40%, 9/8/2026 (a) (b)	7,240	7,240
Total Florida		200,410
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	17

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 1.1%
Development Authority of Monroe County (The), Gulf Power Co., Project Series 2002, Rev., VRDO, 2.39%, 9/8/2026 (a)	14,000	14,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	17,600	17,600
Total Georgia		31,600
Hawaii — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XL0590, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,670	2,670
Idaho — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1654, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,705	1,705
Illinois — 3.0%
Illinois Finance Authority, Northwestern University Series 2008B, Rev., VRDO, 2.30%, 9/8/2026 (a)	11,240	11,240
Illinois Finance Authority, The Wbez Alliance, Inc., Project Series 2005, Rev., VRDO, LOC : BMO Harris Bank NA, 2.26%, 9/8/2026 (a)	3,470	3,470
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2009E-1, Rev., VRDO, LOC : PNC Bank NA, 3.00%, 9/1/2026 (a)	100	100
Illinois Housing Development Authority, 400 Lake Shore Drive Series 2025C6, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.28%, 9/8/2026 (a)	11,065	11,065
Public Finance Authority Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	40,000	40,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	20,000	20,000
Total Illinois		85,875
Iowa — 1.6%
Iowa Finance Authority, CJ Bio America, Inc., Project Series 2021, Rev., VRDO, LOC : Korea Development Bank, 2.62%, 9/8/2026 (a) (b)	3,100	3,100
Iowa Finance Authority, Single Family Mortgage, Social Bonds Series 2022H, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	16,060	16,060
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2020B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.24%, 9/8/2026 (a)	9,170	9,170
Series 2021E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.28%, 9/8/2026 (a)	6,650	6,650
Series 2022E, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.30%, 9/8/2026 (a)	6,665	6,665
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0522, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,300	4,300
Total Iowa		45,945
Kansas — 0.6%
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF3522, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2026-XG0638, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,400	2,400
University of Kansas, Hospital Authority, Health System Series 2026C, Rev., VRDO, LOC : US Bank NA, 3.00%, 9/1/2026 (a)	10,000	10,000
Total Kansas		16,150
Kentucky — 1.9%
Kentucky Economic Development Finance Authority, Goodwill Industries of Kentucky, Inc., Project Series 2025, Rev., VRDO, LOC : PNC Bank NA, 2.28%, 9/8/2026 (a)	44,000	44,000
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	10,950	10,950
Total Kentucky		54,950
Louisiana — 4.1%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010A, Rev., VRDO, 3.00%, 9/1/2026 (a)	31,900	31,900
Series 2010B, Rev., VRDO, 3.00%, 9/1/2026 (a)	4,325	4,325
Louisiana Public Facilities Authority Multifamily, Linlake Ventures Project Series 2006, Rev., VRDO, LIQ : FHLMC, 2.28%, 9/8/2026 (a)	4,900	4,900
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	50,000	50,000
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	5,600	5,600
Series 2023A-2, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	18,225	18,225
Total Louisiana		114,950
Maryland — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2026-CF7098, Rev., VRDO, GTD, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	5,250	5,250
Massachusetts — 0.5%
Public Finance Authority Series 2025-VRS211, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	12,050	12,050
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0582, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,215	1,215
Total Massachusetts		13,265
Michigan — 2.0%
Grand Valley State University Series 2008B, Rev., VRDO, LOC : TD Bank NA, 2.25%, 9/8/2026 (a)	12,975	12,975
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF8127, GO, VRDO, Q-SBLF, LIQ : TD Bank NA, 2.93%, 9/1/2026 (a) (b)	4,000	4,000
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,605	3,605
Series 2024-XM1171, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-XF1874, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,670	2,670
Series 2025-XF3362, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,560	3,560
Series 2025-XF3385, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,600	4,600
Series 2026-XX1463, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	5,815	5,815
Series 2023-XF1581, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	5,000	5,000
University of Michigan Series 2012-A, Rev., VRDO, 2.14%, 9/8/2026 (a)	12,560	12,560
Total Michigan		57,285
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — 0.2%
Midwest Consortium of Municipal Utilities, Draw Down Assignment Financing Program Series 2005B, Rev., VRDO, LOC : US Bank NA, 2.40%, 9/8/2026 (a)	2,830	2,830
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7001, GO, VRDO, LIQ : Citibank NA, 2.30%, 9/8/2026 (a) (b)	3,400	3,400
Total Minnesota		6,230
Mississippi — 3.4%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007C, Rev., VRDO, 3.00%, 9/1/2026 (a)	3,465	3,465
Series 2007E, Rev., VRDO, 3.00%, 9/1/2026 (a)	10,225	10,225
Series 2009A, Rev., VRDO, 3.00%, 9/1/2026 (a)	4,500	4,500
Series 2009B, Rev., VRDO, 3.00%, 9/1/2026 (a)	26,105	26,105
Series 2009C, Rev., VRDO, 3.00%, 9/1/2026 (a)	2,460	2,460
Series 2009E, Rev., VRDO, 3.00%, 9/1/2026 (a)	12,880	12,880
Series 2009F, Rev., VRDO, 3.00%, 9/1/2026 (a)	2,350	2,350
Series 2009G, Rev., VRDO, 3.00%, 9/1/2026 (a)	11,250	11,250
Series 2010I, Rev., VRDO, 3.00%, 9/1/2026 (a)	630	630
Series 2011G, Rev., VRDO, 3.00%, 9/1/2026 (a)	9,300	9,300
Mississippi Development Bank, Jackson County Industrial Water System Project Series 2009, Rev., VRDO, 3.00%, 9/1/2026 (a)	11,800	11,800
Total Mississippi		94,965
Missouri — 3.6%
City of Kansas City, H ROE Bartle Convention Center Series 2008E, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.37%, 9/8/2026 (a)	5,650	5,650
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2000C, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	11,800	11,800
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	19

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project Series 2013, Rev., VRDO, LOC : BMO Harris Bank NA, 3.05%, 9/1/2026 (a)	5,855	5,855
Industrial Development Authority of the City of St. Louis Missouri (The), Multi-Family Housing Minerva Place Apartments Series 2012, Rev., VRDO, LOC : FHLMC, 2.33%, 9/8/2026 (a)	1,230	1,230
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2004A, Rev., VRDO, LIQ : Northern Trust Co. (The), 2.90%, 9/1/2026 (a)	30,400	30,400
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 3.00%, 9/1/2026 (a)	1,025	1,025
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2024-C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	16,760	16,760
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	11,450	11,450
St. Charles County Industrial Development Authority, Casalon Apartments Project Series 1995, Rev., VRDO, FNMA, LOC : FNMA, 2.33%, 9/8/2026 (a)	2,545	2,545
Tender Option Bond Trust Receipts/Certificates
Series 2024-ZF3236, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,930	4,930
Series 2025-XF1839, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,950	2,950
Series 2025-YX1436, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,730	3,730
Series 2026-YX1477, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,950	2,950
Total Missouri		101,275
Montana — 0.4%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	10,000	10,000
Nebraska — 1.1%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 2.31%, 9/8/2026 (a)	11,300	11,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.30%, 9/8/2026 (a) (b)	9,335	9,335
Series 2023-ZF3168, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	7,980	7,980
Series 2024-YX1335, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,910	1,910
Total Nebraska		30,525
New York — 12.5%
City of New York, Fiscal Year 2008 Series 2008, Subseries L-4, GO, VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	8,170	8,170
City of New York, Fiscal Year 2013 Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.00%, 9/1/2026 (a)	10,000	10,000
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.90%, 9/1/2026 (a)	28,025	28,025
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	9,865	9,865
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	10,425	10,425
Deutsche Bank Spears Series 2025-DB-8175, GO, VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	3,085	3,085
Long Island Power Authority, Electric System
Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 2.15%, 9/8/2026 (a)	14,150	14,150
Series 2026A, Rev., VRDO, LOC : Bank of America NA, 2.35%, 9/8/2026 (a)	18,650	18,650
Metropolitan Transportation Authority Dedicated Tax Fund Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	690	690
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	15,075	15,075
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (a)	55,040	55,040
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (a)	5,100	5,100
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series 2014, Subseries AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.90%, 9/1/2026 (a)	525	525
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015, Subseries B-4A, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.28%, 9/8/2026 (a)	10,310	10,310
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries EE-1, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	11,730	11,730
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.95%, 9/1/2026 (a)	8,815	8,815
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026CC, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	5,000	5,000
Series 2026EE, Rev., VRDO, LIQ : Truist Bank, 3.05%, 9/1/2026 (a)	10,000	10,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 2.90%, 9/1/2026 (a)	61,705	61,705
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.10%, 9/1/2026 (a) (b)	13,000	13,000
Series 2026-E-170, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	10,000	10,000
Series 2026-G-139, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	5,090	5,090
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,275	3,275
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,675	2,675
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.30%, 9/8/2026 (a) (b)	6,250	6,250
Series 2022-ZL0350, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,300	3,300
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2025-CF7021, Rev., VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	5,215	5,215
Series 2025-XL0617, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,975	3,975
Series 2026-XF3509, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,140	2,140
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	700	700
Series 2005, Subseries B-4A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	3,605	3,605
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	5,425	5,425
Total New York		353,010
North Carolina — 0.0% ^
North Carolina Capital Facilities Finance Agency, Rocky Mountain Prep School Series 2007, Rev., VRDO, LOC : Truist Bank, 4.00%, 9/8/2026 (a)	760	760
Ohio — 4.9%
Cleveland-Cuyahoga County Port Authority, Museum of Natural History Project
Series 2005B, Rev., VRDO, LIQ : PNC Bank NA, 2.28%, 9/8/2026 (a)	20,000	20,000
Series D, Rev., VRDO, LIQ : PNC Bank NA, 2.28%, 9/8/2026 (a)	4,880	4,880
Ohio State University (The), General Receipts Series 2023D-1, Rev., VRDO, 2.27%, 9/8/2026 (a)	17,600	17,600
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	6,385	6,385
Public Finance Authority
Series 2025-VRS216, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	24,950	24,950
Series 2026-VRS231, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	5,500	5,500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	21

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E-132, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,065	2,065
Series 2023-C-22, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	10,000	10,000
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	9,000	9,000
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation Series 2025B, Rev., VRDO, 2.15%, 9/8/2026 (a)	15,900	15,900
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	4,625	4,625
Series 2023-XG0525, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	6,775	6,775
Series 2024-XF1711, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,950	3,950
Series 2025-XF3484, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,970	4,970
Total Ohio		136,600
Oklahoma — 0.9%
Public Finance Authority Series 2025-VRS401, Class A, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	25,000	25,000
Other — 0.3%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	5,885	5,885
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	4,000	4,000
Total Other		9,885
Pennsylvania — 3.5%
Delaware County Industrial Development Authority, United Parcel Service Project Series 2015, Rev., VRDO, 3.00%, 9/1/2026 (a)	10,325	10,325
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	16,585	16,585
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 2.28%, 9/8/2026 (a)	10,910	10,910
Pennsylvania Turnpike Commission Series 2023B, Rev., VRDO, LOC : TD Bank NA, 2.28%, 9/8/2026 (a)	23,460	23,460
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
RIB Floater Trust Various States Series 2023-013, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	5,560	5,560
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0536, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,350	1,350
Series 2023-ZL0514, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,720	1,720
Series 2024-XF1769, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-XF3360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,935	2,935
Series 2025-XL0697, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,375	3,375
Series 2025-XM1218, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	910	910
Series 2025-XM1300, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-YX1435, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,325	3,325
Series 2025-ZF3365, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,875	1,875
Series 2025-ZF3366, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,885	1,885
Series 2026-XX1481, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,500	1,500
Series 2024-XF1707, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	5,330	5,330
Total Pennsylvania		99,795
South Dakota — 1.1%
South Dakota Health and Educational Facilities Authority, Sanford Series 2025D-2, Rev., VRDO, 2.10%, 9/8/2026 (a)	17,575	17,575
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 2.26%, 9/8/2026 (a)	13,210	13,210
Total South Dakota		30,785
Tennessee — 1.8%
Metropolitan Knoxville Airport Authority Series 2025, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (a)	31,640	31,640
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,000	5,000
Series 2025-XG0611, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,970	1,970
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	1,100	1,100
Series 2023-XF1625, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	4,000	4,000
Series 2024-XG0548, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	2,400	2,400
Series 2024-XF1698, Rev., VRDO, LIQ : TD Bank NA, 2.33%, 9/8/2026 (a) (b)	3,720	3,720
Total Tennessee		49,830
Texas — 9.8%
Board of Regents of the University of Texas System, Financing System
Series 2026B-1, Rev., VRDO, 2.25%, 9/8/2026 (a)	56,725	56,725
Series 2026B-2, Rev., VRDO, 2.27%, 9/8/2026 (a)	31,900	31,900
Deutsche Bank Spears
Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 3.30%, 9/1/2026 (a) (b)	12,400	12,400
Series 2025-DBE-8214, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	11,705	11,705
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2002A, Rev., VRDO, 3.00%, 9/1/2026 (a)	6,950	6,950
Lubbock Independent School District Series 2006, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a)	5,960	5,960
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 3.05%, 9/1/2026 (a)	27,675	27,675
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	8,175	8,175
Series 2023-XF3165, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 2.30%, 9/8/2026 (a) (b)	2,000	2,000
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,760	2,760
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,675	2,675
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	700	700
Series 2023-XF3154, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2023-XG0530, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	7,515	7,515
Series 2023-XG0534, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	5,335	5,335
Series 2023-XL0500, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,340	4,340
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,800	2,800
Series 2025-XF3431, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,800	1,800
Series 2025-XF3432, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2025-XF3437, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,670	2,670
Series 2025-XF8021, GO, VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2025-XG0596, GO, VRDO, PSF-GTD, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,410	3,410
Series 2025-XL0686, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-XM1343, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	4,725	4,725
Series 2025-YX1412, GO, VRDO, PSF-GTD, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,035	3,035
Series 2025-ZF3369, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-ZF3370, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-ZF3461, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,250	4,250
Series 2025-ZF3467, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,500	1,500
Series 2026-CF7075, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	4,945	4,945
Series 2026-CF7081, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	9,235	9,235
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	23

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2026-XF3510, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2026-XM1345, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	2,300	2,300
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	4,000	4,000
Series 2023-XF3147, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	2,805	2,805
Series 2025-XL0692, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	14,200	14,200
Series 2026-XF3504, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	6,400	6,400
Total Texas		275,390
Utah — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2026-CF7083, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	4,944	4,944
Vermont — 0.1%
Vermont Educational and Health Buildings Financing Agency, Landmark College Project Series A, Rev., VRDO, LOC : TD Bank NA, 3.01%, 9/1/2026 (a)	2,370	2,370
Virginia — 1.2%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 2.40%, 9/8/2026 (a)	7,200	7,200
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	5,950	5,950
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0489, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,800	1,800
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,550	3,550
Series 2025-XX1394, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	4,125	4,125
Series 2026-XF3551, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	6,680	6,680
Total Virginia		34,305
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 1.5%
State of Washington Series 2023-0012, Class A, GO, VRDO, LIQ : Citibank NA, 2.32%, 9/8/2026 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0490, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,670	1,670
Series 2023-ZL0491, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,670	1,670
Series 2025-ZF1820, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,250	1,250
Series 2026-CF7074, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	19,941	19,941
Series 2026-CF7077, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	11,557	11,557
Total Washington		42,088
Wisconsin — 1.5%
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	1,585	1,585
Series 2022-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,895	3,895
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,530	5,530
Series 2023-XL0483, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,245	2,245
Series 2024-XF1696, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,440	4,440
Series 2024-XG0553, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,455	1,455
Series 2026-XF3508, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,820	5,820
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 2.30%, 9/8/2026 (a)	7,125	7,125
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.30%, 9/8/2026 (a)	9,000	9,000
Total Wisconsin		41,095
Total Municipal Bonds (Cost $2,607,684)		2,607,684
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 7.1%
New York — 0.5%
Nuveen New York AMT - Free Quality Municipal Income Fund Series 2, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026# (b)	13,600	13,600
Other — 6.6%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.33%, 9/8/2026# (b)	51,700	51,700
Series 5, LIQ : Societe Generale, 2.33%, 9/8/2026# (b)	47,400	47,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 5-1000, LOC : Sumitomo Mitsui Banking Corp., 2.34%, 9/8/2026# (b)	25,000	25,000
Series 4-4895, LIQ : Barclays Bank plc, 2.36%, 9/8/2026# (b)	34,400	34,400
Series 3-PFD, LIQ : TD Bank NA, 2.37%, 9/8/2026# (b)	27,200	27,200
Total Other		185,700
Total Variable Rate Demand Preferred Shares (Cost $199,300)		199,300
Total Investments — 99.8% (Cost $2,806,984) *		2,806,984
Other Assets in Excess of Liabilities — 0.2%		4,638
NET ASSETS — 100.0%		2,811,622

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	25

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 18.2%
BMO Capital Markets Corp., 3.74%, dated 8/31/2026, due 9/2/2026, repurchase price $75,016, collateralized by Collateralized Mortgage Obligations, 4.77% - 5.78%, due 5/17/2038 - 7/25/2071, with a value of $81,252.	75,000	75,000
BMO Capital Markets Corp., 3.73%, dated 8/31/2026, due 9/7/2026, repurchase price $20,015, collateralized by Collateralized Mortgage Obligations, 5.50%, due 7/25/2056, with a value of $21,678.	20,000	20,000
BMO Capital Markets Corp., 3.73%, dated 8/31/2026, due 9/7/2026, repurchase price $40,029, collateralized by Collateralized Mortgage Obligations, 4.93% - 5.22%, due 5/17/2038 - 4/25/2066, with a value of $43,357.	40,000	40,000
BMO Capital Markets Corp., 3.75%, dated 8/31/2026, due 9/7/2026, repurchase price $120,088, collateralized by Collateralized Mortgage Obligations, 0.83% - 5.92%, due 7/8/2033 - 8/25/2071, with a value of $130,019.	120,000	120,000
BMO Capital Markets Corp., 3.76%, dated 8/31/2026, due 9/7/2026, repurchase price $300,219, collateralized by Collateralized Mortgage Obligations, 0.00% - 12.01%, due 2/25/2029 - 9/25/2071 and FNMA, 14.64% - 15.64%, due 3/25/2042 - 6/25/2042, with a value of $325,523.	300,000	300,000
BMO Capital Markets Corp., 3.77%, dated 8/31/2026, due 9/7/2026, repurchase price $30,022, collateralized by Collateralized Mortgage Obligations, 5.50% - 8.14%, due 8/15/2039 - 7/25/2056, with a value of $32,610.	30,000	30,000
BMO Capital Markets Corp., 3.78%, dated 8/31/2026, due 9/7/2026, repurchase price $90,066, collateralized by Collateralized Mortgage Obligations, 5.05% - 6.23%, due 9/15/2031 - 9/25/2071, with a value of $98,078.	90,000	90,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 3.72%, dated 8/31/2026, due 9/2/2026, repurchase price $275,057, collateralized by Asset-Backed Securities, 3.75% - 8.00%, due 3/3/2028 - 8/20/2056, Collateralized Mortgage Obligations, 0.00% - 9.40%, due 7/25/2035 - 12/25/2063, Corporate Notes and Bonds, 1.13% - 10.75%, due 10/30/2026 - 10/27/2082^^ and Sovereign Government Securities, 3.38%, due 1/15/2050, with a value of $289,561.	275,000	275,000
BNP Paribas SA, 3.77%, dated 8/31/2026, due 9/3/2026, repurchase price $175,055, collateralized by Asset-Backed Securities, 4.46% - 10.37%, due 1/25/2036 - 7/20/2039 and Corporate Notes and Bonds, 0.00% - 13.88%, due 1/15/2028 - 2/28/2057^^, with a value of $189,162.	175,000	175,000
BNP Paribas SA, 3.83%, dated 8/31/2026, due 9/7/2026, repurchase price $317,236, collateralized by Asset-Backed Securities, 3.50% - 5.66%, due 9/15/2028 - 7/21/2037, Collateralized Mortgage Obligations, 2.98% - 4.68%, due 9/13/2032 - 12/15/2062 and Corporate Notes and Bonds, 1.13% - 10.75%, due 9/9/2026 - 12/31/2079, with a value of $336,419.	317,000	317,000
BNP Paribas SA, 3.88%, dated 8/31/2026, due 9/7/2026, repurchase price $375,283, collateralized by Asset-Backed Securities, 5.33% - 7.42%, due 10/25/2034 - 4/24/2038, Collateralized Mortgage Obligations, 3.55% - 6.79%, due 9/13/2032 - 5/25/2065 and Corporate Notes and Bonds, 1.75% - 10.75%, due 9/8/2026 - 11/24/2084^^, with a value of $401,827.	375,000	375,000
BNP Paribas SA, 4.05%, dated 8/31/2026, due 10/5/2026, repurchase price $75,295, collateralized by Asset-Backed Securities, 4.46% - 4.86%, due 9/25/2035 - 1/25/2036 and Corporate Notes and Bonds, 3.50% - 12.75%, due 9/30/2027 - 6/4/2081^^, with a value of $82,666.	75,000	75,000
BNP Paribas SA, 4.05%, dated 8/31/2026, due 10/5/2026, repurchase price $682,678, collateralized by Asset-Backed Securities, 4.20% - 10.29%, due 9/15/2028 - 9/25/2035, Corporate Notes and Bonds, 0.00% - 14.00%, due 12/1/2026 - 10/15/2055^^ and Sovereign Government Securities, 0.00% - 9.50%, due 3/20/2028 - 7/15/2052, with a value of $744,375.	680,000	680,000
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $350,036, collateralized by Asset-Backed Securities, 2.60% - 10.39%, due 7/7/2028 - 11/25/2059, Collateralized Mortgage Obligations, 0.24% - 5.50%, due 10/25/2035 - 11/25/2063, Commercial Paper, 0.00%, due 3/1/2027, Corporate Notes and Bonds, 1.95%, due 10/21/2031 and Municipal Debt Securities, 1.31% - 6.50%, due 7/1/2036 - 8/25/2041, with a value of $371,026.	350,000	350,000
BofA Securities, Inc., 4.07%, dated 8/31/2026, due 12/4/2026, repurchase price $368,920, collateralized by Asset-Backed Securities, 7.11% - 7.89%, due 10/25/2033 - 11/3/2044, Collateralized Mortgage Obligations, 0.00% - 11.07%, due 6/10/2027 - 9/25/2070, Corporate Notes and Bonds, 0.00% - 8.88%, due 9/30/2028 - 1/17/2035, FNMA, 3.00% - 11.14%, due 10/25/2041 - 10/25/2058 and Sovereign Government Securities, 6.13%, due 6/1/2050, with a value of $394,203.	365,000	365,000
Citigroup Global Markets Holdings, Inc., 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by Corporate Notes and Bonds, 1.15% - 9.00%, due 10/15/2026 - 6/1/2070 and Sovereign Government Securities, 3.10% - 6.75%, due 1/11/2033 - 1/22/2061, with a value of $105,001.	100,000	100,000
Citigroup Global Markets Holdings, Inc., 3.71%, dated 8/31/2026, due 9/1/2026, repurchase price $250,026, collateralized by Certificates of Deposit, 3.74%, due 10/2/2026, Corporate Notes and Bonds, 1.30% - 7.80%, due 9/15/2026 - 12/4/2065 and Sovereign Government Securities, 2.40% - 8.30%, due 9/28/2027 - 5/4/2053, with a value of $262,501.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $650,067, collateralized by U.S. Treasury Securities, 1.75% - 4.63%, due 1/15/2034 - 2/15/2036, with a value of $663,000.	650,000	650,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $100,072, collateralized by Corporate Notes and Bonds, 1.65% - 7.88%, due 2/1/2027 - 3/7/2087, with a value of $105,000.	100,000	100,000
Citigroup Global Markets Holdings, Inc., 4.12%, dated 8/31/2026, due 11/30/2026, repurchase price $479,947, collateralized by Common Stocks and Preferred Stocks, 6.38% - 6.50%, with a value of $513,000.	475,000	475,000
Credit Agricole Corporate and Investment Bank, 3.70%, dated 8/31/2026, due 9/1/2026, repurchase price $150,015, collateralized by Asset-Backed Securities, 3.53% - 10.50%, due 6/20/2031 - 9/15/2072, Collateralized Mortgage Obligations, 3.75% - 6.50%, due 7/19/2038 - 12/25/2058, Commercial Paper, 0.00%, due 3/25/2027, Corporate Notes and Bonds, 2.25% - 11.25%, due 10/1/2026 - 5/26/2084^^, FHLMC, 3.35%, due 11/25/2026, FNMA, 5.50% - 5.64%, due 8/25/2047 - 2/25/2055 and Sovereign Government Securities, 6.63%, due 3/15/2035, with a value of $159,089.	150,000	150,000
Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/2/2026, repurchase price $340,070, collateralized by Asset-Backed Securities, 2.79% - 5.84%, due 4/15/2030 - 11/25/2055, Corporate Notes and Bonds, 1.55% - 11.25%, due 2/15/2027 - 1/27/2084^^, FHLMC, 1.52% - 4.50%, due 6/25/2027 - 7/25/2033, GNMA, 4.81% - 6.50%, due 3/20/2055 - 12/20/2055 and Sovereign Government Securities, 3.88% - 6.63%, due 9/17/2030 - 2/21/2047, with a value of $361,273.	340,000	340,000
Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/3/2026, repurchase price $185,057, collateralized by Asset-Backed Securities, 3.38% - 5.76%, due 4/15/2030 - 12/20/2064, Corporate Notes and Bonds, 1.55% - 11.25%, due 2/15/2027 - 2/9/2056^^, FHLMC, 2.51% - 4.79%, due 10/25/2026 - 5/25/2055, FNMA, 2.63%, due 4/25/2047 and Sovereign Government Securities, 6.00%, due 1/14/2041, with a value of $196,234.	185,000	185,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	27

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 3.69%, dated 8/31/2026, due 9/4/2026, repurchase price $125,051, collateralized by Asset-Backed Securities, 2.85% - 6.03%, due 11/20/2047 - 6/25/2065, Collateralized Mortgage Obligations, 4.88% - 7.25%, due 8/25/2055 - 7/25/2066, Corporate Notes and Bonds, 1.55% - 10.25%, due 12/30/2026 - 5/1/2045^^, FHLMC, 3.29% - 5.04%, due 3/25/2027 - 8/25/2056, FNMA, 4.50%, due 1/25/2055, GNMA, 4.59% - 4.96%, due 7/20/2055 - 8/20/2056 and Sovereign Government Securities, 5.38%, due 3/22/2033, with a value of $131,667.	125,000	125,000
Credit Agricole Corporate and Investment Bank, 3.71%, dated 8/31/2026, due 9/4/2026, repurchase price $125,052, collateralized by Asset-Backed Securities, 5.12% - 5.88%, due 5/17/2032 - 10/25/2039, Commercial Paper, 0.00%, due 9/28/2026, Corporate Notes and Bonds, 1.95% - 10.50%, due 4/1/2027 - 3/15/2045^^, FHLMC, 3.65%, due 2/25/2028, GNMA, 4.67% - 6.50%, due 12/20/2055 - 8/20/2056 and Sovereign Government Securities, 2.88% - 4.70%, due 7/21/2027 - 6/6/2032, with a value of $132,940.	125,000	125,000
Credit Agricole Corporate and Investment Bank, 3.74%, dated 8/31/2026, due 9/7/2026, repurchase price $435,316, collateralized by Asset-Backed Securities, 2.79% - 6.62%, due 4/15/2030 - 9/15/2075, Collateralized Mortgage Obligations, 3.50% - 6.24%, due 11/20/2037 - 5/25/2065, Commercial Paper, 3.96%, due 6/4/2027, Corporate Notes and Bonds, 1.95% - 10.00%, due 1/15/2027 - 7/28/2086^^, FHLMC, 3.43% - 5.00%, due 1/25/2027 - 5/25/2034, FNMA, 3.00% - 4.50%, due 12/25/2027 - 1/25/2055 and Sovereign Government Securities, 2.38% - 9.38%, due 6/28/2027 - 1/12/2052, with a value of $462,627.	435,000	435,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $750,076, collateralized by U.S. Treasury Securities, 1.63% - 3.63%, due 12/31/2030 - 5/15/2031, with a value of $765,000.	750,000	750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.05%, dated 8/31/2026, due 11/2/2026, repurchase price $428,012, collateralized by Asset-Backed Securities, 0.00% - 11.53%, due 3/15/2028 - 6/25/2070, Certificates of Deposit, 4.50%, due 8/27/2027, Collateralized Mortgage Obligations, 1.50% - 7.70%, due 8/15/2033 - 12/16/2072, Commercial Paper, 0.00%, due 9/4/2026 - 9/21/2026 and Corporate Notes and Bonds, 0.00% - 18.25%, due 12/2/2026 - 12/31/2079^^, with a value of $458,647.	425,000	425,000
Goldman Sachs & Co. LLC, 4.08%, dated 8/31/2026, due 11/2/2026, repurchase price $574,070, collateralized by Asset-Backed Securities, 0.00% - 12.19%, due 8/20/2027 - 5/25/2065, Collateralized Mortgage Obligations, 0.00% - 11.07%, due 8/15/2031 - 10/25/2066 and Corporate Notes and Bonds, 0.00% - 10.63%, due 11/4/2026 - 3/7/2082, with a value of $613,369.	570,000	570,000
ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by Common Stocks, with a value of $108,011.	100,000	100,000
ING Financial Markets LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $200,021, collateralized by Common Stocks, with a value of $216,022.	200,000	200,000
ING Financial Markets LLC, 4.11%, dated 8/31/2026, due 10/5/2026, repurchase price $100,400, collateralized by Common Stocks, with a value of $108,752.	100,000	100,000
ING Financial Markets LLC, 4.11%, dated 8/31/2026, due 10/5/2026, repurchase price $376,498, collateralized by Common Stocks, with a value of $407,867.	375,000	375,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by Asset-Backed Securities, 4.24% - 6.16%, due 1/25/2034 - 6/25/2066, Collateralized Mortgage Obligations, 4.40% - 5.77%, due 12/25/2035 - 8/25/2061 and Corporate Notes and Bonds, 3.44% - 12.00%, due 5/23/2028 - 12/1/2054, with a value of $53,055.	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 3.79%, dated 8/31/2026, due 9/1/2026, repurchase price $105,011, collateralized by Asset-Backed Securities, 3.92% - 8.44%, due 7/15/2037 - 6/15/2056, Collateralized Mortgage Obligations, 4.40% - 5.42%, due 8/15/2036 - 10/25/2065, Corporate Notes and Bonds, 2.51% - 10.50%, due 5/23/2028 - 1/15/2067^^ and Sovereign Government Securities, 7.13%, due 2/12/2032, with a value of $112,050.	105,000	105,000
Natixis SA, 3.80%, dated 8/31/2026, due 9/2/2026, repurchase price $40,008, collateralized by Asset-Backed Securities, 4.96% - 9.64%, due 7/25/2031 - 6/20/2056, Collateralized Mortgage Obligations, 1.05% - 6.52%, due 5/12/2034 - 12/26/2064, Corporate Notes and Bonds, 2.51% - 7.13%, due 4/15/2029 - 12/1/2055 and Sovereign Government Securities, 5.95%, due 1/15/2031, with a value of $43,165.	40,000	40,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/3/2026, repurchase price $100,031, collateralized by Asset-Backed Securities, 4.24% - 11.07%, due 9/7/2030 - 1/25/2034, Collateralized Mortgage Obligations, 3.67% - 5.32%, due 12/25/2035 - 3/17/2043 and Corporate Notes and Bonds, 3.88% - 10.50%, due 2/15/2028 - 11/26/2085^^, with a value of $105,759.	100,000	100,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/4/2026, repurchase price $80,033, collateralized by Asset-Backed Securities, 4.75% - 10.96%, due 7/23/2032 - 6/25/2066, Collateralized Mortgage Obligations, 2.41% - 7.47%, due 12/25/2035 - 2/25/2067 and Corporate Notes and Bonds, 2.38% - 12.00%, due 5/23/2028 - 1/15/2067^^, with a value of $85,703.	80,000	80,000
Natixis SA, 3.75%, dated 8/31/2026, due 9/7/2026, repurchase price $50,036, collateralized by Asset-Backed Securities, 4.96% - 9.98%, due 5/19/2031 - 6/15/2056, Collateralized Mortgage Obligations, 2.61% - 8.75%, due 1/15/2032 - 2/25/2067 and Corporate Notes and Bonds, 3.30% - 12.00%, due 2/15/2028 - 12/1/2055^^, with a value of $53,241.	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 3.80%, dated 8/31/2026, due 9/7/2026, repurchase price $525,388, collateralized by Asset-Backed Securities, 2.82% - 11.16%, due 12/15/2029 - 6/25/2066, Collateralized Mortgage Obligations, 4.26% - 8.75%, due 12/25/2035 - 7/25/2071, Corporate Notes and Bonds, 1.50% - 12.00%, due 3/15/2027 - 10/24/2067^^ and Sovereign Government Securities, 5.88%, due 6/26/2031, with a value of $561,115.	525,000	525,000
Natixis SA, 3.82%, dated 8/31/2026, due 9/14/2026, repurchase price $40,059, collateralized by Common Stocks, with a value of $43,301.	40,000	40,000
Pershing LLC, 4.06%, dated 8/31/2026, due
11/19/2026, repurchase price $277,481,
collateralized by Asset-Backed Securities,
0.00% - 7.17%, due 12/15/2027 -
7/25/2066, Certificates of Deposit, 3.95% -
5.05%, due 4/12/2027 - 8/12/2031,
Collateralized Mortgage Obligations, 3.03% -
7.94%, due 6/25/2037 - 5/25/2062,
Corporate Notes and Bonds, 0.00% -
10.00%, due 9/8/2026 - 3/15/2087^^,
FFCB, 4.60%, due 9/11/2034, FHLB, 2.13%,
due 12/14/2029, FHLMC, 1.25% - 7.60%,
due 10/25/2027 - 7/1/2056, FNMA, 2.00%
- 6.00%, due 7/1/2049 - 6/1/2056, GNMA,
2.50% - 6.50%, due 5/20/2041 -
6/20/2066, Municipal Debt Securities,
3.00% - 5.40%, due 7/1/2032 -
12/31/2056, Tennessee Valley Authority,
3.88% - 5.88%, due 8/1/2030 - 4/1/2036
and U.S. Treasury Securities, 0.00% - 4.50%,
due 10/8/2026 - 8/15/2052, with a value of
$290,928.
	275,000	275,000
RBC Capital Markets LLC, 3.73%, dated
8/31/2026, due 9/2/2026, repurchase price
$350,073, collateralized by Asset-Backed
Securities, 2.85% - 9.14%, due 7/22/2027 -
7/15/2053, Collateralized Mortgage
Obligations, 1.20% - 6.37%, due 9/25/2026
- 6/15/2057, Commercial Paper, 0.00%, due
9/2/2026 - 9/10/2026, Corporate Notes and
Bonds, 0.00% - 13.34%, due 9/15/2026 -
1/15/2083^^, FHLMC, 2.50% - 4.35%, due
2/25/2030 - 8/15/2042, FNMA, 4.24%, due
4/25/2029, Sovereign Government
Securities, 4.38% - 4.63%, due 9/30/2027 -
2/24/2033 and U.S. Treasury Securities,
0.00% - 3.38%, due 1/15/2027 -
2/15/2056, with a value of $365,538.
	350,000	350,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	29

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 3.72%, dated 8/31/2026, due 9/1/2026, repurchase price $325,034, collateralized by Asset-Backed Securities, 4.98% - 5.07%, due 7/15/2038 - 1/20/2039, with a value of $344,536.	325,000	325,000
Societe Generale SA, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $200,021, collateralized by Asset-Backed Securities, 4.66% - 5.13%, due 9/15/2030 - 6/21/2039, Collateralized Mortgage Obligations, 3.00% - 7.98%, due 3/16/2037 - 9/25/2071 and Corporate Notes and Bonds, 4.75% - 5.95%, due 1/15/2028 - 2/14/2049, with a value of $213,456.	200,000	200,000
Societe Generale SA, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $160,017, collateralized by Asset-Backed Securities, 5.08% - 5.87%, due 3/15/2033 - 1/20/2038, Collateralized Mortgage Obligations, 5.10% - 7.89%, due 11/17/2042 - 3/15/2045 and Corporate Notes and Bonds, 2.63% - 14.38%, due 9/18/2026 - 12/31/2079^^, with a value of $172,660.	160,000	160,000
Societe Generale SA, 3.73%, dated 8/31/2026, due 9/2/2026, repurchase price $450,093, collateralized by Collateralized Mortgage Obligations, 5.77%, due 11/15/2041, Corporate Notes and Bonds, 1.65% - 7.45%, due 1/15/2027 - 10/27/2081^^ and U.S. Treasury Securities, 0.00% - 6.25%, due 5/15/2028 - 11/15/2051, with a value of $473,123.	450,000	450,000
Societe Generale SA, 3.76%, dated 8/31/2026, due 9/2/2026, repurchase price $125,026, collateralized by Asset-Backed Securities, 5.08% - 5.87%, due 3/15/2033 - 1/20/2038, Collateralized Mortgage Obligations, 4.68% - 7.43%, due 4/15/2037 - 10/25/2045, Corporate Notes and Bonds, 2.57% - 14.38%, due 2/10/2027 - 10/30/2056^^ and Sovereign Government Securities, 4.63% - 9.88%, due 1/15/2028 - 5/15/2034, with a value of $133,574.	125,000	125,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 3.73%, dated 8/31/2026, due 9/3/2026, repurchase price $500,155, collateralized by Asset-Backed Securities, 2.66% - 6.31%, due 7/20/2029 - 11/20/2051, Collateralized Mortgage Obligations, 3.35% - 7.53%, due 6/11/2037 - 12/25/2070, Corporate Notes and Bonds, 1.50% - 7.13%, due 6/16/2027 - 12/31/2079^^, FNMA, 6.89%, due 9/25/2043 and Sovereign Government Securities, 5.60% - 5.75%, due 10/28/2034 - 5/14/2049, with a value of $529,788.	500,000	500,000
Societe Generale SA, 3.76%, dated 8/31/2026, due 9/3/2026, repurchase price $750,235, collateralized by Asset-Backed Securities, 6.20% - 8.61%, due 2/20/2029 - 12/15/2033, Collateralized Mortgage Obligations, 3.35% - 9.32%, due 3/15/2035 - 8/25/2047, Corporate Notes and Bonds, 5.05% - 11.75%, due 1/31/2029 - 6/1/2032 and Sovereign Government Securities, 4.30% - 9.88%, due 1/13/2028 - 9/30/2049, with a value of $810,592.	750,000	750,000
Societe Generale SA, 4.03%, dated 8/31/2026, due 11/13/2026, repurchase price $226,864, collateralized by Asset-Backed Securities, 4.32% - 5.87%, due 10/15/2029 - 5/20/2053, Collateralized Mortgage Obligations, 3.35% - 7.37%, due 11/15/2032 - 2/25/2068, Corporate Notes and Bonds, 0.00% - 10.50%, due 1/15/2027 - 8/22/2057^^ and Sovereign Government Securities, 2.50% - 9.88%, due 1/15/2028 - 7/23/2060, with a value of $244,614.	225,000	225,000
TD Securities USA LLC, 3.74%, dated 8/31/2026, due 9/1/2026, repurchase price $350,036, collateralized by Asset-Backed Securities, 2.88% - 5.88%, due 11/1/2028 - 1/11/2036 and Municipal Debt Securities, 0.00% - 7.33%, due 2/15/2028 - 12/31/2065, with a value of $367,672.	350,000	350,000
TD Securities USA LLC, 3.75%, dated 8/31/2026, due 9/1/2026, repurchase price $200,021, collateralized by Corporate Notes and Bonds, 2.25% - 7.47%, due 10/4/2026 - 4/22/2066, with a value of $210,022.	200,000	200,000
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 3.76%, dated 8/31/2026, due 9/7/2026, repurchase price $550,402, collateralized by Corporate Notes and Bonds, 2.48% - 8.50%, due 12/14/2026 - 9/15/2056, with a value of $581,240.	550,000	550,000
TD Securities USA LLC, 3.78%, dated 8/31/2026, due 9/7/2026, repurchase price $400,294, collateralized by Corporate Notes and Bonds, 3.05% - 13.00%, due 10/15/2026 - 1/15/2035, with a value of $434,813.	400,000	400,000
Wells Fargo Securities LLC, 3.73%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by Collateralized Mortgage Obligations, 1.09% - 6.54%, due 8/15/2036 - 3/25/2067, with a value of $108,011.	100,000	100,000
Wells Fargo Securities LLC, 3.78%, dated 8/31/2026, due 9/3/2026, repurchase price $200,063, collateralized by Certificates of Deposit, 0.00% - 4.29%, due 10/5/2026 - 7/3/2031, with a value of $210,154.	200,000	200,000
Wells Fargo Securities LLC, 3.78%, dated 8/31/2026, due 9/4/2026, repurchase price $75,032, collateralized by Collateralized Mortgage Obligations, 0.26% - 6.50%, due 2/15/2036 - 7/25/2071, with a value of $81,060.	75,000	75,000
Wells Fargo Securities LLC, 4.09%, dated 8/31/2026, due 10/23/2026, repurchase price $150,903, collateralized by Municipal Debt Securities, 0.00% - 6.57%, due 5/1/2027 - 1/1/2061, with a value of $158,872.	150,000	150,000
Wells Fargo Securities LLC, 4.06%, dated 8/31/2026, due 11/18/2026, repurchase price $201,782, collateralized by Asset-Backed Securities, 1.64% - 8.23%, due 11/15/2027 - 4/25/2055, with a value of $214,152.	200,000	200,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 4.03%, dated 8/31/2026, due 11/24/2026, repurchase price $50,476, collateralized by Asset-Backed Securities, 4.95% - 5.52%, due 10/16/2028 - 2/15/2029 and Collateralized Mortgage Obligations, 0.34% - 6.73%, due 3/11/2039 - 7/25/2071, with a value of $54,431.	50,000	50,000
Wells Fargo Securities LLC, 4.06%, dated 8/31/2026, due 11/24/2026, repurchase price $50,479, collateralized by Municipal Debt Securities, 0.00% - 6.63%, due 7/15/2030 - 4/1/2059, with a value of $53,105.	50,000	50,000
Total Repurchase Agreements (Cost $15,417,000)		15,417,000
Corporate Bonds — 0.8%
Banks — 0.6%
Barclays Bank plc (United Kingdom)
(SOFR + 0.23%), 3.88%, 9/1/2026 (a) (b)	75,000	75,000
(SOFR + 0.25%), 3.90%, 9/1/2026 (a) (b)	200,000	200,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	273,000	273,000
		548,000
Consumer Finance — 0.2%
Toyota Motor Credit Corp.(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	162,000	162,000
Total Corporate Bonds (Cost $710,000)		710,000
Municipal Bonds — 0.3%
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2023N-2, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 3.72%, 9/8/2026 (c)	8,000	8,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Zions Bancorp. NA, 3.72%, 9/8/2026 (c)	15,355	15,355
Total Colorado		23,355
Illinois — 0.0% ^
Illinois Housing Development Authority Series 2023M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.70%, 9/8/2026 (c)	20,000	20,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 9/8/2026 (c)	29,300	29,300
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	31

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 3.97%, 9/8/2026 (a) (c)	89,000	89,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 3.72%, 9/8/2026 (c)	13,200	13,200
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 3.72%, 9/8/2026 (c)	18,700	18,700
State of Texas, Veterans Lands Series 2025A, GO, VRDO, LIQ : Texas State Comptroller, 3.72%, 9/8/2026 (c)	25,000	25,000
Total Texas		56,900
Utah — 0.0% ^
Utah Housing Corp., Single Family Mortgage Series 2024K, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.72%, 9/8/2026 (c)	29,200	29,200
Total Municipal Bonds (Cost $247,755)		247,755
Short Term Investments — 78.8%
Commercial Paper — 34.5%
Antalis SA (France)
3.93%, 9/22/2026 (a) (d)	175,000	174,600
3.94%, 9/23/2026 (a) (d)	101,440	101,196
3.97%, 10/1/2026 (a) (d)	94,190	93,879
ANZ New Zealand International Ltd. (New Zealand), 4.11%, 3/1/2027 (a) (d)	75,000	73,484
Ascension Health Alliance
3.83%, 9/9/2026 (d)	70,000	69,940
3.79%, 9/16/2026 (d)	18,000	17,972
Atlantic Asset Securitization LLC, 4.00%, 9/24/2026 (a) (d)	50,000	49,873
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.27%), 3.92%, 9/1/2026 (a) (b)	70,000	70,000
(SOFR + 0.27%), 3.92%, 9/1/2026 (a) (b)	45,000	45,000
3.65%, 10/28/2026 (a) (d)	26,000	25,851
3.65%, 10/29/2026 (a) (d)	56,000	55,672
3.63%, 11/4/2026 (a) (d)	14,900	14,804
3.87%, 11/5/2026 (a) (d)	157,000	155,911
3.69%, 11/27/2026 (a) (d)	93,000	92,180
Banco Santander SA (Spain)
3.99%, 10/1/2026 (a) (d)	270,000	269,104
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
3.94%, 10/9/2026 (a) (d)	115,000	114,524
3.91%, 11/3/2026 (a) (d)	100,000	99,321
3.91%, 11/4/2026 (a) (d)	20,000	19,862
Bank of Montreal (Canada)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	66,000	66,000
(SOFR + 0.38%), 4.03%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.42%), 4.07%, 9/1/2026 (a) (b)	97,000	97,000
(SOFR + 0.42%), 4.07%, 9/1/2026 (a) (b)	40,000	40,000
(SOFR + 0.45%), 4.10%, 9/1/2026 (a) (b)	58,000	58,000
3.94%, 9/3/2026 (d)	107,000	106,977
3.96%, 3/15/2027 (d)	150,000	146,854
Bank of New York Mellon (The)
3.91%, 11/23/2026 (d)	100,000	99,108
4.12%, 5/21/2027 (d)	100,000	97,096
Bank of New Zealand (New Zealand)
3.80%, 9/8/2026 (a) (d)	60,000	59,956
3.99%, 9/30/2026 (a) (d)	82,000	81,737
3.92%, 12/1/2026 (a) (d)	40,000	39,608
3.94%, 12/4/2026 (a) (d)	100,000	98,982
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.29%), 3.94%, 9/1/2026 (a) (b)	153,000	153,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	112,000	112,000
(SOFR + 0.31%), 3.96%, 9/1/2026 (a) (b)	25,000	25,000
(SOFR + 0.32%), 3.97%, 9/1/2026 (a) (b)	113,000	113,000
3.72%, 11/30/2026 (a) (d)	82,000	81,245
3.72%, 12/1/2026 (a) (d)	145,000	143,651
3.68%, 2/12/2027 (a) (d)	109,000	107,207
3.96%, 3/18/2027 (a) (d)	100,000	97,869
4.01%, 4/15/2027 (a) (d)	68,000	66,331
4.00%, 4/16/2027 (a) (d)	114,000	111,197
4.11%, 5/20/2027 (a) (d)	135,000	131,095
4.14%, 6/3/2027 (a) (d)	60,000	58,162
Barclays Bank plc (United Kingdom)
3.66%, 9/1/2026 (a) (d)	285,000	285,000
4.01%, 9/28/2026 (a) (d)	75,000	74,775
Barton Capital SA (France)
3.65%, 9/1/2026 (a) (d)	355,000	355,000
(SOFR + 0.32%), 3.97%, 9/1/2026 (a) (b)	50,000	50,000
3.97%, 10/5/2026 (a) (d)	47,000	46,825
3.93%, 10/20/2026 (a) (d)	100,000	99,468
Bedford Row Funding Corp., 3.96%, 1/11/2027 (a) (d)	100,000	98,570
Bennington Stark Capital Co. LLC
3.90%, 9/3/2026 (a) (d)	75,000	74,984
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
3.70%, 9/4/2026 (a) (d)	75,000	74,977
BNP Paribas SA (France)
(SOFR + 0.28%), 3.93%, 9/1/2026 (b)	116,000	116,000
3.89%, 10/23/2026 (d)	114,000	113,363
3.91%, 11/20/2026 (d)	119,000	117,974
3.93%, 12/9/2026 (d)	145,000	143,449
3.94%, 12/14/2026 (d)	208,000	205,663
BPCE SA (France)
3.98%, 11/23/2026 (a) (d)	120,000	118,910
4.13%, 1/13/2027 (d)	176,000	173,334
Britannia Funding Co. LLC
(SOFR + 0.28%), 3.93%, 9/1/2026 (a) (b)	150,000	150,000
(SOFR + 0.37%), 4.02%, 9/1/2026 (a) (b)	70,000	70,000
(SOFR + 0.45%), 4.10%, 9/1/2026 (a) (b)	80,000	80,000
3.86%, 9/2/2026 (a) (d)	124,200	124,187
4.26%, 2/3/2027 (a) (d)	61,000	59,902
Caisse D'amortissement De La Dette Sociale (France), 4.07%, 2/19/2027 (a) (d)	207,000	203,077
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.29%), 3.94%, 9/1/2026 (a) (b)	115,000	115,000
(SOFR + 0.32%), 3.97%, 9/1/2026 (a) (b)	225,000	225,000
(SOFR + 0.40%), 4.05%, 9/1/2026 (a) (b)	123,000	123,000
(SOFR + 0.42%), 4.07%, 9/1/2026 (a) (b)	243,000	243,000
3.82%, 9/30/2026 (a) (d)	60,000	59,816
3.70%, 10/28/2026 (a) (d)	80,000	79,534
4.13%, 3/24/2027 (a) (d)	100,000	97,716
4.09%, 4/7/2027 (a) (d)	116,000	113,203
4.22%, 6/17/2027 (a) (d)	100,000	96,729
4.45%, 7/23/2027 (a) (d)	60,000	57,684
CDP Financial, Inc. (Canada), 4.08%, 1/4/2027 (a) (d)	40,000	39,442
Charles Schwab & Co., Inc., 4.02%, 10/6/2026 (a) (d)	100,000	99,611
Chesham Finance Ltd. (Cayman Islands)
3.71%, 9/1/2026 (a) (d)	125,000	125,000
Series 2, 3.74%, 9/1/2026 (a) (d)	100,000	100,000
Series 2, 3.73%, 9/8/2026 (a) (d)	100,000	99,927
Series 1, 3.93%, 9/16/2026 (a) (d)	125,000	124,796
Clipper Funding Co. LLC, 4.00%, 11/3/2026 (a) (d)	100,000	99,305
Commonwealth Bank of Australia (Australia)
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	60,000	60,000
4.45%, 7/23/2027 (a) (d)	24,000	23,074
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Concord Minutemen Capital Co. LLC
Series A, 3.73%, 9/4/2026 (a) (d)	100,000	99,969
Series C, 4.02%, 10/21/2026 (a)	200,000	200,000
Constellation Funding Co. LLC
4.02%, 12/2/2026	30,000	30,000
4.17%, 1/21/2027 (a) (d)	75,000	73,787
Cooperatieve Rabobank UA (Netherlands)
3.63%, 9/1/2026 (d)	500,000	500,000
4.07%, 1/13/2027 (d)	50,000	49,255
Credit Agricole Corporate and Investment Bank (France)
3.74%, 10/23/2026 (d)	107,000	106,425
3.72%, 10/30/2026 (d)	65,000	64,606
3.95%, 12/31/2026 (d)	100,000	98,689
Credit Industriel et Commercial (France), 4.07%, 1/6/2027 (a) (d)	120,000	118,300
DNB Bank ASA (Norway)
3.65%, 10/2/2026 (a) (d)	150,000	149,530
3.67%, 10/9/2026 (a) (d)	200,000	199,229
3.98%, 4/23/2027 (a) (d)	92,000	89,686
3.96%, 4/28/2027 (a) (d)	68,000	66,264
3.99%, 5/3/2027 (a) (d)	35,000	34,081
DZ Bank AG (Germany), 3.94%, 10/15/2026 (a) (d)	40,000	39,808
Erste Finance Delaware LLC (Austria), 3.64%, 9/3/2026 (a) (d)	300,000	299,939
Fairway Finance Co. LLC, 3.99%, 10/8/2026 (a) (d)	40,000	39,837
Fastnet Funding Co. LLC, 3.72%, 9/8/2026 (a) (d)	100,000	99,928
Federation des Caisses Desjardins du Quebec (Canada)
3.65%, 12/18/2026 (a) (d)	150,000	148,375
3.70%, 2/25/2027 (a) (d)	109,000	107,057
First Abu Dhabi Bank PJSC (United Arab Emirates), 3.70%, 9/3/2026 (a) (d)	579,000	578,881
Goldman Sachs International Series B, (SOFR + 0.36%), 4.01%, 9/1/2026 (a) (b)	145,000	145,000
Great Bear Funding LLC, (SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	100,000	100,000
ING Bank NV (Netherlands)
(SOFR + 0.31%), 3.95%, 9/1/2026 (b)	100,000	100,000
(SOFR + 0.31%), 3.95%, 9/1/2026 (b)	50,000	50,000
3.96%, 12/29/2026 (d)	173,000	170,764
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	33

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
ING US Funding LLC (Netherlands)
(SOFR + 0.27%), 3.91%, 9/1/2026 (a) (b)	123,000	123,000
(SOFR + 0.28%), 3.92%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.31%), 3.95%, 9/1/2026 (a) (b)	141,000	141,000
3.78%, 9/2/2026 (a) (d)	125,000	124,987
3.94%, 10/15/2026 (a) (d)	91,000	90,564
3.96%, 12/23/2026 (a) (d)	112,000	110,625
Intermountain Health Care, Inc.
3.88%, 10/22/2026 (d)	65,000	64,645
3.93%, 11/19/2026 (d)	67,500	66,924
3.97%, 12/10/2026 (d)	55,000	54,401
Intrepid Funding Co. LLC
(SOFR + 0.35%), 4.00%, 9/1/2026 (b)	70,000	70,000
3.94%, 9/17/2026 (a) (d)	50,000	49,913
3.93%, 10/29/2026 (a) (d)	30,000	29,811
4.12%, 1/15/2027 (a) (d)	50,000	49,233
4.17%, 1/22/2027 (a) (d)	30,000	29,511
Ionic Funding LLC
Series IIIA, (SOFR + 0.23%), 3.88%, 9/1/2026 (b)	125,000	125,000
Series IIIA, (SOFR + 0.23%), 3.88%, 9/1/2026 (b)	75,000	75,000
Series IIA, (SOFR + 0.37%), 4.02%, 9/1/2026 (b)	75,000	75,000
Series IIIA, 4.01%, 9/24/2026 (d)	100,000	99,744
Series IIA, 4.18%, 1/8/2027 (d)	120,000	118,228
Landesbank Baden-Wuerttemberg (Germany), 3.64%, 9/1/2026 (d)	1,500,000	1,500,000
Lexington Parker Capital Co. LLC Series A, 3.73%, 9/4/2026 (a) (d)	160,000	159,950
Lloyds Bank plc (United Kingdom)
3.96%, 10/14/2026 (d)	120,000	119,435
3.91%, 11/30/2026 (a) (d)	175,000	173,305
3.91%, 11/30/2026 (d)	113,000	111,905
LMA-Americas LLC, 3.89%, 10/21/2026 (a) (d)	100,000	99,462
Mackinac Funding Co. LLC, 3.99%, 10/8/2026 (a) (d)	28,300	28,185
Macquarie Bank Ltd. (Australia)
3.93%, 10/21/2026 (a) (d)	80,000	79,566
3.88%, 11/4/2026 (a) (d)	30,000	29,795
3.93%, 12/2/2026 (a) (d)	70,000	69,304
4.17%, 1/19/2027 (a) (d)	58,000	57,075
Mizuho Bank Ltd. (Japan), 3.99%, 10/27/2026 (a) (d)	200,000	198,766
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.24%), 3.89%, 9/1/2026 (a) (b)	98,000	98,000
Series B, (SOFR + 0.28%), 3.93%, 9/1/2026 (a) (b)	50,000	50,000
Series B, (SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	108,000	108,000
Series B, (SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	51,000	51,000
National Bank of Canada (Canada), (SOFR + 0.42%), 4.07%, 9/1/2026 (a) (b)	456,000	456,000
National Westminster Bank Plc (United Kingdom), 3.65%, 9/2/2026 (a) (d)	225,000	224,977
Natixis SA (France)
3.92%, 9/1/2026 (c)	230,000	230,000
3.88%, 11/2/2026 (d)	158,000	156,952
4.13%, 2/4/2027 (d)	120,000	117,889
Nieuw Amsterdam Receivables Corp. (Netherlands)
3.86%, 11/18/2026 (a) (d)	50,000	49,585
4.00%, 12/16/2026 (a) (d)	62,000	61,279
Nordea Bank Abp (Finland), (SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	100,000	100,000
Norfina Ltd. (Australia)
3.95%, 11/24/2026 (a) (d)	20,000	19,818
3.95%, 12/11/2026 (a) (d)	40,000	39,561
4.07%, 12/15/2026 (a) (d)	30,000	29,648
4.14%, 2/3/2027 (a) (d)	50,000	49,124
NRW Bank (Germany), 3.66%, 9/3/2026 (a) (d)	400,000	399,919
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.31%), 3.96%, 9/1/2026 (a) (b)	71,000	71,000
3.75%, 9/4/2026 (a) (d)	75,000	74,977
3.92%, 10/15/2026 (a) (d)	36,300	36,127
3.91%, 10/16/2026 (a) (d)	117,000	116,431
3.96%, 12/16/2026 (a) (d)	166,000	164,089
Paradelle Funding LLC
(SOFR + 0.32%), 3.97%, 9/1/2026 (b)	113,000	113,000
3.72%, 12/31/2026 (d)	123,000	121,483
3.72%, 1/15/2027 (d)	70,000	69,032
4.17%, 5/21/2027 (d)	190,000	184,414
Pricoa Short Term Funding LLC, 3.96%, 12/2/2026 (a) (d)	40,000	39,599
Ranger Funding Co. LLC
4.06%, 9/23/2026 (a) (d)	103,000	102,745
3.96%, 10/28/2026 (a) (d)	75,000	74,533
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Ridgefield Funding Co. LLC
Series A1, (SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	58,000	58,000
Series A1, (SOFR + 0.32%), 3.97%, 9/1/2026 (a) (b)	50,000	50,000
Series A1, 4.05%, 11/4/2026 (a) (d)	100,000	99,285
Royal Bank of Canada (Canada)
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	200,000	200,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	193,000	193,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	72,000	72,000
(SOFR + 0.32%), 3.97%, 9/1/2026 (a) (b)	135,000	135,000
(SOFR + 0.41%), 4.06%, 9/1/2026 (a) (b)	50,000	50,000
3.84%, 3/10/2027 (a) (d)	30,000	29,405
4.13%, 3/23/2027 (a) (d)	50,000	48,864
4.13%, 6/1/2027 (a) (d)	150,000	145,450
4.22%, 6/14/2027 (a) (d)	200,000	193,525
4.22%, 6/14/2027 (a) (d)	116,000	112,245
4.22%, 6/16/2027 (a) (d)	172,000	166,393
4.45%, 7/26/2027 (a) (d)	192,000	184,513
Santander UK plc (United Kingdom)
3.92%, 10/15/2026 (d)	215,000	213,975
3.85%, 11/20/2026 (d)	100,000	99,151
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.27%), 3.91%, 9/1/2026 (a) (b)	36,000	36,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	50,000	50,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	46,000	46,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	71,000	71,000
3.80%, 9/25/2026 (a) (d)	45,000	44,886
3.65%, 10/2/2026 (a) (d)	75,000	74,765
3.64%, 10/6/2026 (a) (d)	50,000	49,824
3.89%, 12/2/2026 (a) (d)	57,000	56,439
3.94%, 3/18/2027 (a) (d)	100,000	97,882
4.04%, 4/2/2027 (a) (d)	100,000	97,669
4.05%, 4/6/2027 (a) (d)	75,000	73,214
4.05%, 4/7/2027 (a) (d)	200,000	195,216
3.99%, 5/5/2027 (a) (d)	100,000	97,349
4.19%, 5/18/2027 (a) (d)	75,000	72,809
4.45%, 7/27/2027 (a) (d)	84,000	80,714
Societe Generale SA (France)
3.93%, 10/6/2026 (a) (d)	150,000	149,429
3.94%, 12/2/2026 (a) (d)	170,000	168,308
St. Lawrence Funding LLC, 3.67%, 9/1/2026 (a) (d)	293,000	293,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Starbird Funding Corp., 3.93%, 11/3/2026 (a) (d)	87,000	86,406
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.30%), 3.65%, 9/1/2026 (a) (b)	85,000	85,000
(SOFR + 0.27%), 3.92%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	125,000	125,000
(SOFR + 0.35%), 4.00%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.35%), 4.00%, 9/1/2026 (a) (b)	50,000	50,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
3.91%, 12/9/2026 (a) (d)	224,000	221,616
3.91%, 12/10/2026 (a) (d)	115,000	113,764
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	46,000	46,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	118,000	118,000
3.89%, 12/2/2026 (a) (d)	115,000	113,869
4.11%, 3/23/2027 (a) (d)	95,000	92,852
3.97%, 4/16/2027 (a) (d)	91,000	88,779
4.08%, 5/20/2027 (a) (d)	112,000	108,793
Swedbank AB (Sweden)
(SOFR + 0.30%), 3.94%, 9/1/2026 (a) (b)	47,000	47,000
3.65%, 9/29/2026 (a) (d)	100,000	99,717
3.66%, 11/13/2026 (a) (d)	75,000	74,448
4.18%, 5/14/2027 (a) (d)	40,000	38,850
Texas Public Finance Authority
Series 09-A, 3.91%, 9/8/2026	28,775	28,775
Series 09-A, 3.91%, 9/9/2026	72,600	72,600
Series 09-A, 3.92%, 9/10/2026	44,325	44,325
Series 09-A, 3.92%, 9/11/2026	47,700	47,700
Series B, 3.88%, 12/3/2026	5,000	5,000
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.38%), 4.02%, 9/1/2026 (a) (b)	227,000	227,000
(SOFR + 0.40%), 4.04%, 9/1/2026 (a) (b)	123,000	123,000
3.96%, 3/16/2027 (a) (d)	152,000	148,797
4.04%, 4/1/2027 (a) (d)	120,000	117,219
4.03%, 5/4/2027 (a) (d)	115,000	111,940
4.22%, 6/16/2027 (a) (d)	116,000	112,218
4.45%, 7/23/2027 (a) (d)	117,000	112,479
Toyota Credit de Puerto Rico Corp., 4.35%, 3/19/2027 (d)	25,000	24,413
UBS AG (Switzerland)
(SOFR + 0.29%), 3.95%, 9/1/2026 (a) (b)	50,000	50,000
(SOFR + 0.38%), 4.03%, 9/1/2026 (a) (b)	75,000	75,000
4.08%, 4/22/2027 (a) (d)	103,000	100,357
4.36%, 7/2/2027 (a)	70,000	70,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	35

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Versailles Commercial Paper LLC
3.88%, 11/3/2026 (d)	50,000	49,663
3.96%, 12/3/2026 (d)	83,000	82,159
Verto Capital I Compartment A, 3.93%, 10/23/2026 (a) (d)	150,000	149,153
Verto Capital I Compartment C (Luxembourg)
3.72%, 9/8/2026 (a) (d)	225,000	224,837
4.04%, 10/22/2026 (a) (d)	163,000	162,072
3.98%, 12/1/2026 (a) (d)	82,000	81,183
4.22%, 1/22/2027 (a) (d)	30,000	29,505
Verto Capital I Compartment D (Luxembourg), (SOFR + 0.12%), 3.77%, 9/1/2026 (a) (b)	108,000	108,000
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 3.92%, 9/1/2026 (a) (b)	75,000	75,000
(SOFR + 0.27%), 3.92%, 9/1/2026 (a) (b)	60,000	60,000
(SOFR + 0.28%), 3.93%, 9/1/2026 (a) (b)	100,000	100,000
(SOFR + 0.28%), 3.93%, 9/1/2026 (a) (b)	78,000	78,000
(SOFR + 0.28%), 3.93%, 9/1/2026 (a) (b)	50,000	50,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	50,000	50,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	40,000	40,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	180,000	180,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (a) (b)	75,000	75,000
3.71%, 11/25/2026 (a) (d)	96,000	95,166
3.65%, 12/17/2026 (a) (d)	125,000	123,659
3.67%, 1/20/2027 (a) (d)	30,000	29,575
3.68%, 1/25/2027 (a) (d)	86,000	84,737
3.70%, 1/29/2027 (a) (d)	52,000	51,211
3.94%, 3/12/2027 (a) (d)	75,000	73,460
4.12%, 3/19/2027 (a) (d)	50,000	48,888
3.98%, 4/9/2027 (a) (d)	80,000	78,106
4.07%, 5/14/2027 (a) (d)	45,000	43,741
Total Commercial Paper (Cost $29,353,811)		29,353,811
Time Deposits — 17.1%
ABN AMRO Bank NV (Netherlands)
3.65%, 9/1/2026	650,000	650,000
3.65%, 9/2/2026	920,000	920,000
3.65%, 9/4/2026	500,000	500,000
3.65%, 9/4/2026	450,000	450,000
Australia & New Zealand Banking Group Ltd.
3.63%, 9/1/2026	1,550,000	1,550,000
3.66%, 9/1/2026	350,000	350,000
3.66%, 9/2/2026	750,000	750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
Bank of America NA
3.66%, 9/1/2026	800,000	800,000
3.66%, 9/2/2026	500,000	500,000
Credit Agricole Corporate and Investment Bank (France)
3.66%, 9/2/2026	250,000	250,000
3.65%, 9/3/2026	150,000	150,000
3.66%, 9/4/2026	250,000	250,000
3.66%, 9/4/2026	125,000	125,000
Erste Group Bank AG (Austria) 3.62%, 9/1/2026	500,000	500,000
Mizuho Bank Ltd. (Japan) 3.64%, 9/1/2026	1,250,000	1,250,000
National Bank of Canada (Canada)
3.67%, 9/1/2026	600,000	600,000
3.67%, 9/1/2026 (c)	275,000	275,000
NRW Bank (Germany) 3.65%, 9/2/2026	150,000	150,000
Royal Bank of Canada
3.68%, 9/1/2026	850,000	850,000
3.68%, 9/2/2026	850,000	850,000
Skandinaviska Enskilda Banken AB (Sweden)
3.63%, 9/1/2026	1,974,683	1,974,683
3.65%, 9/2/2026	550,000	550,000
Toronto-Dominion Bank (The) 3.67%, 9/3/2026	250,000	250,000
Total Time Deposits (Cost $14,494,683)		14,494,683
Certificates of Deposits — 16.5%
Agricultural Bank of China Ltd. (China) , 4.00%, 9/30/2026	95,000	95,000
Banco Santander SA (Spain) , 3.96%, 12/2/2026	117,000	117,000
Bank of America NA
3.90%, 9/1/2026	100,000	100,000
(SOFR + 0.28%), 3.92%, 9/1/2026 (b)	100,000	100,000
(SOFR + 0.37%), 4.01%, 9/1/2026 (b)	240,000	240,000
3.98%, 12/14/2026	300,000	300,000
Bank of China Ltd. (China)
3.96%, 9/4/2026	225,000	225,000
4.00%, 9/24/2026	73,000	73,000
Bank of Montreal (Canada)
(SOFR + 0.39%), 4.04%, 9/1/2026 (b)	72,000	72,000
(SOFR + 0.40%), 4.05%, 9/1/2026 (b)	30,000	30,000
(SOFR + 0.45%), 4.10%, 9/1/2026 (b)	74,000	74,000
3.73%, 2/4/2027 (d)	116,000	114,161
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
3.98%, 5/4/2027 (d)	70,000	68,156
4.08%, 5/7/2027 (d)	120,000	116,727
Barclays Bank plc (United Kingdom) , 4.00%, 9/29/2026	303,000	303,000
Canadian Imperial Bank of Commerce (Canada) , 3.75%, 3/3/2027	58,000	58,000
China Construction Bank Corp. (China)
4.00%, 9/28/2026	50,000	50,000
4.06%, 10/23/2026	100,000	100,000
Commonwealth Bank of Australia (Australia) , 4.11%, 5/26/2027 (d)	40,000	38,819
Cooperatieve Rabobank UA (Netherlands)
3.83%, 12/1/2026	150,000	150,000
4.11%, 2/8/2027	60,000	60,000
4.20%, 3/30/2027	30,000	30,000
4.08%, 4/13/2027	50,000	50,000
4.00%, 4/29/2027	75,000	75,000
4.12%, 6/1/2027 (d)	40,000	38,789
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.32%), 3.97%, 9/1/2026 (b)	100,000	100,000
3.70%, 11/6/2026	77,000	77,000
4.00%, 11/16/2026	50,000	50,000
4.00%, 1/28/2027	125,000	125,000
4.13%, 2/1/2027	115,000	115,000
4.00%, 2/2/2027	200,000	200,000
4.18%, 2/2/2027	30,000	30,000
4.00%, 2/5/2027	30,000	30,000
4.11%, 2/24/2027	170,000	170,000
Credit Agricole SA (France)
3.75%, 10/29/2026 (d)	120,000	119,280
3.94%, 12/1/2026 (d)	167,000	165,355
Credit Industriel et Commercial (France)
(SOFR + 0.28%), 3.93%, 9/1/2026 (b)	268,000	268,000
3.98%, 10/8/2026 (d)	225,000	224,083
3.92%, 10/26/2026 (d)	220,000	218,689
3.92%, 11/4/2026 (d)	167,000	165,845
3.95%, 11/23/2026 (d)	167,000	165,495
4.17%, 1/25/2027 (d)	73,000	71,786
DNB Bank ASA (Norway)
4.02%, 11/24/2026	150,000	150,000
3.99%, 4/16/2027 (d)	119,000	116,087
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Industrial & Commercial Bank of China Ltd. (China)
4.00%, 9/23/2026	240,000	240,000
4.00%, 10/1/2026	175,000	175,000
4.00%, 10/2/2026	35,000	35,000
4.02%, 11/2/2026	121,000	121,000
4.05%, 11/2/2026	123,000	123,000
ING Bank NV (Netherlands)
3.80%, 10/27/2026	25,000	25,000
4.12%, 2/22/2027	243,000	243,000
KBC Bank NV (Belgium) , 3.98%, 10/15/2026	150,000	150,000
Korea Development Bank (South Korea) , 4.02%, 12/1/2026	50,000	50,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.27%), 3.91%, 9/1/2026 (b)	121,000	121,000
(SOFR + 0.27%), 3.92%, 9/1/2026 (b)	150,000	150,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	145,000	145,000
Mizuho Bank Ltd. (Japan)
(SOFR + 0.27%), 3.91%, 9/1/2026 (b)	121,000	121,000
(SOFR + 0.35%), 3.99%, 9/1/2026 (b)	354,000	354,000
(SOFR + 0.35%), 3.99%, 9/1/2026 (b)	25,000	25,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.30%), 3.94%, 9/1/2026 (b)	170,000	170,000
(SOFR + 0.35%), 3.99%, 9/1/2026 (b)	160,000	160,000
3.96%, 10/20/2026	200,000	200,000
4.00%, 11/23/2026	170,000	170,000
National Australia Bank Ltd. (Australia)
3.70%, 9/1/2026 (d)	100,000	100,000
3.96%, 10/30/2026 (d)	225,000	223,551
3.68%, 11/27/2026 (d)	80,000	79,295
3.68%, 11/30/2026 (d)	200,000	198,177
3.65%, 12/22/2026 (d)	200,000	197,758
4.12%, 3/17/2027 (d)	120,000	117,356
3.96%, 5/3/2027 (d)	93,000	90,577
4.11%, 5/26/2027 (d)	100,000	97,046
Nordea Bank Abp (Finland)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	50,000	50,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	95,000	95,000
4.02%, 12/16/2026	50,000	50,000
Norinchukin Bank (The) (Japan)
3.67%, 9/4/2026	250,000	250,000
3.90%, 11/23/2026	230,000	230,000
3.90%, 11/27/2026	10,000	10,000
3.90%, 11/30/2026	120,000	120,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	37

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.27%), 3.91%, 9/1/2026 (b)	100,000	100,000
(SOFR + 0.31%), 3.95%, 9/1/2026 (b)	200,000	200,000
3.87%, 9/17/2026	134,000	134,000
Standard Chartered Bank (United Kingdom)
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	250,000	250,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	230,000	230,000
(SOFR + 0.30%), 3.95%, 9/1/2026 (b)	11,000	11,000
4.10%, 9/21/2026	200,000	200,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.27%), 3.92%, 9/1/2026 (b)	195,000	195,000
4.05%, 12/3/2026 (d)	200,000	197,931
Sumitomo Mitsui Trust Bank Ltd. (Japan)
3.94%, 10/2/2026	100,000	100,000
3.97%, 10/22/2026	100,000	100,000
3.97%, 10/23/2026	100,000	100,000
3.96%, 11/4/2026	400,000	400,000
3.96%, 11/5/2026	100,000	100,000
4.03%, 12/7/2026	100,000	100,000
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.30%), 3.64%, 9/1/2026 (b)	114,000	114,000
(SOFR + 0.28%), 3.92%, 9/1/2026 (b)	58,000	58,000
(SOFR + 0.30%), 3.94%, 9/1/2026 (b)	75,000	75,000
(SOFR + 0.34%), 3.98%, 9/1/2026 (b)	75,000	75,000
4.06%, 1/7/2027	135,000	135,000
Swedbank AB (Sweden) (SOFR + 0.30%), 3.64%, 9/1/2026 (b)	60,000	60,000
Wells Fargo Bank NA
(SOFR + 0.33%), 3.98%, 9/1/2026 (b)	147,000	147,000
3.80%, 9/22/2026	70,000	70,000
3.75%, 10/27/2026	114,000	114,000
3.75%, 10/29/2026	93,000	93,000
3.78%, 11/24/2026	92,000	92,000
3.76%, 11/30/2026	115,000	115,000
3.75%, 12/18/2026	157,000	157,000
3.75%, 1/20/2027	65,000	65,000
3.75%, 1/25/2027	45,000	45,000
3.75%, 1/29/2027	93,000	93,000
Westpac Banking Corp. (Australia) , 4.00%, 4/16/2027	75,000	75,005
Woori Bank (South Korea) , 4.00%, 10/20/2026 (a)	100,000	100,000
Total Certificates of Deposit (Cost $14,027,968)		14,027,968
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — 10.7%
U.S. Treasury Bills
3.63%, 9/1/2026 (d)	2,775,000	2,775,000
3.66%, 9/15/2026 (d)	1,300,000	1,298,155
3.65%, 9/22/2026 (d)	1,200,000	1,197,452
3.64%, 9/24/2026 (d)	238,700	238,146
3.67%, 10/20/2026 (d)	1,300,000	1,293,533
3.62%, 10/29/2026 (d)	325,000	323,118
3.82%, 11/10/2026 (d)	700,000	694,841
3.64%, 11/12/2026 (d)	370,000	367,325
3.88%, 11/24/2026 (d)	890,000	882,015
Total U.S. Treasury Obligations (Cost $9,069,585)		9,069,585
Total Short Term Investments (Cost $66,946,047)		66,946,047
Total Investments — 98.1% (Cost $83,320,802) *		83,320,802
Other Assets in Excess of Liabilities — 1.9%		1,656,299
NET ASSETS — 100.0%		84,977,101

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for these
securities are fixed for a period of time and may be structured to adjust thereafter. The coupon rates shown are the rates in effect as of August 31, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Money Market Funds	August 31, 2026

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(d)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	39

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 54.0%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $150,015. (a)	150,000	150,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $219,110. (a)	219,088	219,088
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $150,015. (a)	150,000	150,000
Banco Santander SA, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by FHLMC, 2.00% - 7.00%, due 1/1/2048 - 10/1/2055, FNMA, 2.00% - 6.50%, due 8/1/2045 - 7/25/2056 and GNMA, 2.40% - 7.00%, due 12/20/2045 - 6/15/2068, with a value of $51,308.	50,000	50,000
Canadian Imperial Bank of Commerce, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by FHLMC, 2.50% - 6.00%, due 8/1/2033 - 3/1/2056, FNMA, 1.33% - 5.81%, due 3/1/2028 - 12/1/2061 and U.S. Treasury Securities, 3.63% - 4.38%, due 5/15/2036 - 5/15/2053, with a value of $51,005.	50,000	50,000
Citigroup Global Markets Holdings, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by FHLMC, 0.00% - 5.00%, due 11/15/2036 - 11/25/2059, FNMA, 2.00% - 5.50%, due 4/25/2037 - 6/25/2055 and GNMA, 1.50% - 7.59%, due 10/16/2041 - 1/20/2070, with a value of $51,500.	50,000	50,000
Credit Agricole Corporate and Investment Bank, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by FFCB, 5.38%, due 7/29/2033, FHLMC, 3.00% - 6.50%, due 5/1/2048 - 5/25/2055, FNMA, 1.17% - 6.50%, due 10/1/2030 - 8/1/2056, GNMA, 3.00% - 7.00%, due 10/20/2047 - 1/20/2066 and U.S. Treasury Securities, 0.13% - 4.63%, due 10/15/2026 - 2/15/2050, with a value of $51,480.	50,000	50,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by U.S. Treasury Securities, 2.88% - 4.63%, due 4/30/2029, with a value of $102,000.	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by FHLMC, 5.50%, due 8/1/2053 - 2/1/2055 and FNMA, 3.50% - 5.00%, due 5/1/2050 - 11/1/2054, with a value of $102,000.	100,000	100,000
HSBC Securities USA, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by FHLMC, 3.50% - 6.50%, due 12/1/2047 - 6/1/2056 and FNMA, 1.89% - 6.00%, due 10/1/2031 - 6/1/2056, with a value of $51,005.	50,000	50,000
Wells Fargo Securities LLC, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $50,005, collateralized by GNMA, 3.50% - 7.50%, due 7/15/2027 - 2/15/2052, with a value of $51,005.	50,000	50,000
Westpac Banking Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by U.S. Treasury Securities, 4.13%, due 10/31/2029, with a value of $102,011.	100,000	100,000
Total Repurchase Agreements (Cost $1,119,088)		1,119,088
U.S. Government Agency Securities — 33.2%
FFCB
DN, 3.65%, 9/1/2026 (b)	10,000	10,000
DN, 3.66%, 9/10/2026 (b)	40,000	39,964
DN, 3.70%, 10/19/2026 (b)	5,000	4,975
FFCB Funding Corp.
(SOFR + 0.06%), 0.06%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.74%), 3.67%, 9/1/2026 (c)	25,000	25,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.76%), 3.68%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.76%), 3.68%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.76%), 3.68%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.75%), 3.68%, 9/1/2026 (c)	15,000	15,000
(SOFR + 3.75%), 3.68%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.76%), 3.69%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.76%), 3.70%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.77%), 3.70%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.79%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.78%), 3.71%, 9/1/2026 (c)	15,000	15,000
(SOFR + 3.79%), 3.71%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.80%), 3.72%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.83%), 3.75%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.84%), 3.76%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.83%), 3.76%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.83%), 3.76%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.83%), 3.76%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (c)	5,000	5,000
FHLB
(SOFR + 3.74%), 3.66%, 9/1/2026 (c)	11,000	11,000
(SOFR + 3.74%), 3.66%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (c)	20,000	20,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (c)	15,000	15,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (c)	15,000	15,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (c)	15,000	15,000
(SOFR + 3.77%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (c)	10,000	10,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 3.77%), 3.71%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.77%), 3.72%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.84%), 3.79%, 9/1/2026 (c)	5,000	5,000
FHLMC
(SOFR + 3.82%), 3.75%, 9/1/2026 (c)	7,000	7,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (c)	8,000	8,000
FNMA
(SOFR + 3.80%), 3.73%, 9/1/2026 (c)	2,000	2,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (c)	4,000	4,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	5,000	5,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	2,000	2,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	10,000	10,000
(SOFR + 3.79%), 3.74%, 9/1/2026 (c)	4,000	4,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (c)	6,000	6,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (c)	4,000	4,000
Total U.S. Government Agency Securities (Cost $687,939)		687,939
U.S. Treasury Obligations — 3.6%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 3.91%), 3.85%, 9/1/2026 (c)	10,000	10,000
(US Treasury 3 Month Bill Money Market Yield + 3.95%), 3.91%, 9/1/2026 (c)	15,000	15,001
(US Treasury 3 Month Bill Money Market Yield + 3.99%), 3.91%, 9/1/2026 (c)	20,000	19,994
(US Treasury 3 Month Bill Money Market Yield + 3.99%), 3.94%, 9/1/2026 (c)	10,000	10,000
(US Treasury 3 Month Bill Money Market Yield + 4.01%), 3.96%, 9/1/2026 (c)	8,000	8,000
U.S. Treasury Notes
1.13%, 10/31/2026	2,000	1,991
4.38%, 7/15/2027	10,000	10,015
Total U.S. Treasury Obligations (Cost $75,001)		75,001
Short Term Investments — 9.7%
U.S. Treasury Obligations — 9.7%
U.S. Treasury Bills
3.64%, 9/8/2026 (b)	10,000	9,993
3.54%, 9/10/2026 (b)	15,000	14,987
3.65%, 9/17/2026 (b)	20,000	19,968
3.68%, 9/24/2026 (b)	20,000	19,953
3.55%, 10/1/2026 (b)	3,000	2,991
3.68%, 10/13/2026 (b)	15,000	14,936
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	41

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
3.69%, 10/20/2026 (b)	10,000	9,950
3.84%, 10/29/2026 (b)	15,000	14,908
3.82%, 11/10/2026 (b)	15,000	14,889
3.88%, 11/24/2026 (b)	10,000	9,910
3.91%, 12/1/2026 (b)	10,000	9,902
3.70%, 12/3/2026 (b)	10,000	9,905
3.73%, 12/10/2026 (b)	10,000	9,898
3.80%, 12/15/2026 (b)	20,000	19,781
4.01%, 1/28/2027 (b)	10,000	9,837
3.65%, 4/15/2027 (b)	5,000	4,888
3.87%, 6/10/2027 (b)	5,000	4,853
Total U.S. Treasury Obligations (Cost $201,549)		201,549
Total Short Term Investments (Cost $201,549)		201,549
Total Investments — 100.5% (Cost $2,083,577) *		2,083,577
Liabilities in Excess of Other Assets — (0.5)%		(10,394)
NET ASSETS — 100.0%		2,073,183

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II and III - At August 31, 2026, the
Fund had proportionate interests in the Agency Joint Trading
Account I, II and III with a maturity date of September 1, 2026, as follows for JPMorgan Securities Lending Money Market Fund
(amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$150,000	$150,015	$154,516
Agency Joint Trading Account II	219,088	219,110	223,470
Agency Joint Trading Account III	150,000	150,015	153,105

Repurchase Agreements - At August 31, 2026, the Principal Amounts of the Fund's interests in the Agency Joint Trading Account I, II and III were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	3.68%	$150,000
Agency Joint Trading Account II
BofA Securities, Inc.	3.68%	219,088
Agency Joint Trading Account III
BNP Paribas SA	3.68%	150,000

At August 31, 2026, the Agency Joint Trading Account I, II and III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	1.50%-5.50%	11/25/2027-4/25/2056
FNMA	2.50%-6.50%	10/25/2028-8/25/2056
GNMA	2.00%-7.69%	2/20/2034-5/16/2068
Agency Joint Trading Account II
FHLMC	1.50%-6.50%	11/1/2029-9/1/2056
FNMA	1.41%-7.50%	8/1/2030-9/1/2056
GNMA	1.50%-8.50%	8/15/2027-7/20/2076
Agency Joint Trading Account III
FHLMC	1.41%-7.50%	3/25/2027-8/1/2056
FNMA	0.97%-7.50%	11/25/2027-8/1/2056

(b)	The rate shown is the effective yield as of August 31, 2026.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Money Market Funds	August 31, 2026

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 47.3%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $1,250,128. (a)	1,250,000	1,250,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $2,544,501. (a)	2,544,241	2,544,241
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $302,184. (a)	302,153	302,153
Banco Santander SA, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $2,450,250, collateralized by FHLMC, 2.00% - 7.00%, due 1/1/2028 - 9/1/2056, FNMA, 1.50% - 8.00%, due 11/1/2027 - 9/1/2064 and GNMA, 1.50% - 6.68%, due 9/15/2039 - 7/15/2065, with a value of $2,502,509.	2,450,000	2,450,000
Bank of America NA, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,200,123, collateralized by FHLMC, 3.00% - 4.00%, due 2/1/2042 - 8/1/2048 and FNMA, 2.50% - 4.50%, due 12/1/2040 - 9/1/2050, with a value of $1,224,000.	1,200,000	1,200,000
Bank of Montreal, 3.66%, dated 8/31/2026, due 9/4/2026, repurchase price $1,000,407, collateralized by FHLMC, 2.00% - 6.50%, due 5/1/2047 - 8/25/2056, FNMA, 1.50% - 6.50%, due 4/1/2036 - 9/1/2056 and GNMA, 2.00% - 6.00%, due 8/20/2040 - 11/20/2053, with a value of $1,025,396.	1,000,000	1,000,000
Barclays Capital, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 11/15/2026 - 8/15/2056, with a value of $1,020,000.	1,000,000	1,000,000
Barclays Capital, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $500,051, collateralized by FFCB, 0.00% - 4.99%, due 9/28/2026 - 9/14/2037, FHLB, 0.00% - 5.50%, due 9/1/2026 - 7/15/2036, FHLMC, 0.00% - 6.75%, due 11/30/2026 - 7/15/2032, FNMA, 0.75% - 7.25%, due 9/24/2026 - 8/6/2038 and Tennessee Valley Authority, 1.50% - 7.13%, due 3/15/2028 - 9/15/2031, with a value of $510,000.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $100,010, collateralized by GNMA, 5.50% - 6.00%, due 1/20/2053 - 8/20/2056, with a value of $102,010.	100,000	100,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $1,501,070, collateralized by U.S. Treasury Securities, 0.00% - 6.25%, due 10/1/2026 - 2/15/2055, with a value of $1,548,967.	1,500,000	1,500,000
BNP Paribas SA, 3.68%, dated 8/31/2026, due 9/7/2026, repurchase price $3,002,147, collateralized by FHLMC, 2.00% - 7.50%, due 8/25/2028 - 9/25/2056, FNMA, 1.29% - 7.50%, due 9/25/2027 - 6/25/2060 and GNMA, 1.75% - 7.50%, due 8/15/2029 - 5/20/2066, with a value of $3,116,760.	3,000,000	3,000,000
BNP Paribas SA, 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $2,001,439, collateralized by FHLMC, 1.52% - 7.50%, due 3/25/2030 - 8/1/2056, FNMA, 1.77% - 7.50%, due 1/1/2027 - 8/1/2056 and GNMA, 2.00% - 7.50%, due 8/20/2038 - 5/20/2066, with a value of $2,088,967.	2,000,000	2,000,000
BNP Paribas SA, 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $3,252,338, collateralized by U.S. Treasury Securities, 0.00% - 5.13%, due 10/31/2026 - 8/15/2056, with a value of $3,436,607.	3,250,000	3,250,000
BofA Securities, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $758,077, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 3/15/2027 - 5/15/2055, with a value of $773,160.	758,000	758,000
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $500,360, collateralized by FHLMC, 4.50% - 5.25%, due 4/25/2053 - 6/25/2055, FNMA, 4.54%, due 3/25/2055 and GNMA, 2.50% - 5.75%, due 9/20/2044 - 6/20/2073, with a value of $515,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	43

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $500,360, collateralized by FHLMC, 4.00% - 5.25%, due 7/15/2049 - 8/25/2056, FNMA, 4.64% - 5.50%, due 3/25/2054 - 9/25/2056 and GNMA, 2.00% - 6.00%, due 8/16/2050 - 5/20/2074, with a value of $515,000.	500,000	500,000
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $750,540, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 5/15/2028 - 11/15/2051, with a value of $765,000.	750,000	750,000
Canadian Imperial Bank of Commerce, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,700,174, collateralized by FHLMC, 4.25% - 6.50%, due 12/1/2028 - 3/1/2056, FNMA, 3.00% - 6.50%, due 3/1/2028 - 12/1/2062, GNMA, 2.00% - 5.85%, due 10/20/2050 - 11/20/2073 and U.S. Treasury Securities, 1.13% - 5.13%, due 2/28/2027 - 8/15/2056, with a value of $1,734,177.	1,700,000	1,700,000
Citigroup Global Markets Holdings, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $6,200,634, collateralized by FHLMC, 1.00% - 11.55%, due 6/15/2027 - 11/25/2060, FNMA, 1.25% - 5.81%, due 11/25/2032 - 5/25/2056, GNMA, 2.00% - 7.50%, due 3/20/2032 - 8/20/2076 and U.S. Treasury Securities, 0.00% - 4.75%, due 7/31/2028 - 2/15/2050, with a value of $6,343,768.	6,200,000	6,200,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,712, collateralized by FHLMC, 1.25% - 10.53%, due 12/25/2029 - 2/25/2059, FNMA, 2.00% - 15.90%, due 11/25/2032 - 4/25/2059, GNMA, 1.00% - 7.29%, due 1/20/2035 - 1/20/2074 and U.S. Treasury Securities, 0.00%, due 11/15/2031 - 2/15/2053, with a value of $1,028,129.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $1,501,068, collateralized by FHLMC, 0.13% - 12.89%, due 3/15/2031 - 11/25/2064, FNMA, 0.50% - 7.50%, due 8/25/2031 - 9/25/2056, GNMA, 1.00% - 8.50%, due 1/15/2029 - 1/20/2076 and U.S. Treasury Securities, 0.00% - 4.63%, due 11/15/2028 - 5/15/2056, with a value of $1,537,872.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $2,501,779, collateralized by FHLMC, 1.86% - 8.79%, due 9/25/2031 - 7/25/2056, FNMA, 3.00% - 5.50%, due 12/25/2032 - 12/25/2055, GNMA, 2.00% - 7.50%, due 4/20/2030 - 7/20/2073, U.S. Treasury Securities, 1.38% - 4.50%, due 7/31/2030 - 8/31/2033 and FARM, 2.18%, due 1/25/2051, with a value of $2,557,221.	2,500,000	2,500,000
Citigroup Global Markets Holdings, Inc., 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $6,504,626, collateralized by FHLMC, 2.50% - 13.14%, due 6/15/2033 - 11/25/2061, FNMA, 2.50% - 7.34%, due 4/25/2027 - 8/25/2056, GNMA, 1.50% - 8.00%, due 5/15/2033 - 7/20/2076 and U.S. Treasury Securities, 0.00% - 4.38%, due 5/15/2027 - 5/15/2054, with a value of $6,652,912.	6,500,000	6,500,000
Citigroup Global Markets Holdings, Inc., 3.73%, dated 8/31/2026, due 12/3/2026, repurchase price $1,514,609, collateralized by FHLMC, 1.50% - 11.55%, due 6/15/2027 - 5/25/2056, FNMA, 2.00% - 5.50%, due 10/25/2032 - 8/25/2055, GNMA, 2.50% - 8.00%, due 12/20/2026 - 7/20/2076 and U.S. Treasury Securities, 0.00% - 4.13%, due 7/15/2029 - 11/15/2053, with a value of $1,535,648.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 3.73%, dated 8/31/2026, due 12/4/2026, repurchase price $5,352,168, collateralized by FHLMC, 2.00% - 13.14%, due 7/25/2028 - 4/25/2052, FNMA, 1.25% - 5.50%, due 4/25/2035 - 9/25/2056, GNMA, 2.50% - 8.50%, due 8/15/2027 - 7/20/2076 and U.S. Treasury Securities, 0.00% - 4.25%, due 11/15/2027 - 2/15/2054, with a value of $5,408,106.	5,300,000	5,300,000
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,650,169, collateralized by FFCB, 4.14% - 5.38%, due 10/9/2029 - 4/28/2042, FHLB, 2.06%, due 9/27/2029, FHLMC, 1.50% - 6.50%, due 11/1/2043 - 9/1/2056, FNMA, 1.99% - 7.00%, due 10/1/2028 - 8/1/2056, GNMA, 2.00% - 7.50%, due 9/15/2041 - 6/20/2066 and U.S. Treasury Securities, 0.00% - 6.13%, due 5/31/2027 - 8/15/2056, with a value of $1,689,614.	1,650,000	1,650,000
Credit Agricole Corporate and Investment Bank, 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $300,122, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 10/22/2026 - 11/15/2054, with a value of $306,000.	300,000	300,000
Daiwa Capital Markets America, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $4,000,409, collateralized by FFCB, 0.00% - 5.62%, due 3/19/2027 - 6/10/2041, FHLB, 0.00%, due 9/1/2026, FHLMC, 0.00% - 7.00%, due 11/30/2026 - 8/1/2056, FNMA, 2.00% - 6.50%, due 2/2/2028 - 9/1/2056, GNMA, 2.00% - 7.00%, due 10/15/2032 - 4/20/2066 and U.S. Treasury Securities, 1.63%, due 10/31/2026, with a value of $4,080,434.	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $4,000,408, collateralized by U.S. Treasury Securities, 0.00% - 2.38%, due 11/15/2026 - 5/15/2056, with a value of $4,080,000.	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 3.69%, dated 8/31/2026, due 9/1/2026, repurchase price $2,000,205, collateralized by FHLMC, 0.00% - 6.00%, due 2/15/2032 - 6/25/2056, FNMA, 0.00% - 6.16%, due 4/1/2027 - 2/25/2056, GNMA, 0.85% - 7.50%, due 9/15/2030 - 2/20/2076 and U.S. Treasury Securities, 0.00% - 4.63%, due 9/8/2026 - 5/15/2054, with a value of $2,042,751.	2,000,000	2,000,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $500,051, collateralized by U.S. Treasury Securities, 1.88% - 3.63%, due 8/31/2029 - 2/15/2032, with a value of $510,000.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $2,000,204, collateralized by U.S. Treasury Securities, 0.13% - 4.25%, due 10/15/2026 - 5/15/2052, with a value of $2,040,000.	2,000,000	2,000,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $8,900,907, collateralized by U.S. Treasury Securities, 0.25% - 4.50%, due 4/30/2029 - 8/31/2029, with a value of $9,078,000.	8,900,000	8,900,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $9,000,918, collateralized by U.S. Treasury Securities, 0.63% - 4.38%, due 7/15/2028 - 5/15/2052, with a value of $9,180,000.	9,000,000	9,000,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $9,000,918, collateralized by U.S. Treasury Securities, 0.00% - 6.63%, due 9/3/2026 - 8/15/2031, with a value of $9,180,000.	9,000,000	9,000,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $9,000,918, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 9/15/2026 - 5/31/2031, with a value of $9,180,000.	9,000,000	9,000,000
Fixed Income Clearing Corp., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 2.63% - 4.38%, due 2/15/2029 - 1/31/2032, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $3,900,399, collateralized by U.S. Treasury Securities, 3.63% - 4.38%, due 3/31/2028 - 3/31/2032, with a value of $3,978,000.	3,900,000	3,900,000
Goldman Sachs & Co. LLC, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $7,000,714, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 4/15/2029 - 2/15/2055, with a value of $7,140,000.	7,000,000	7,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	45

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $2,000,204, collateralized by FHLMC, 2.00% - 7.00%, due 9/1/2027 - 8/1/2056, FNMA, 1.50% - 7.00%, due 4/1/2031 - 8/1/2056 and GNMA, 2.00% - 6.50%, due 11/15/2039 - 8/15/2061, with a value of $2,040,029.	2,000,000	2,000,000
Goldman Sachs & Co. LLC, 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $4,001,622, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 11/30/2031 - 11/15/2055, with a value of $4,080,000.	4,000,000	4,000,000
Goldman Sachs & Co. LLC, 3.65%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,710, collateralized by FHLMC, 1.50% - 6.50%, due 6/1/2028 - 8/1/2056, FNMA, 1.50% - 6.50%, due 2/1/2032 - 8/1/2059 and GNMA, 3.00% - 6.50%, due 1/15/2039 - 6/15/2067, with a value of $1,020,735.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $1,501,068, collateralized by FHLMC, 1.50% - 9.50%, due 9/25/2026 - 8/1/2056, FNMA, 1.50% - 9.00%, due 9/25/2026 - 8/1/2056 and GNMA, 1.10% - 8.50%, due 3/15/2028 - 5/16/2068, with a value of $1,533,543.	1,500,000	1,500,000
Goldman Sachs & Co. LLC, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,714, collateralized by FHLMC, 2.50% - 6.50%, due 10/1/2038 - 4/1/2056, FNMA, 3.00% - 6.50%, due 10/1/2043 - 9/1/2060 and GNMA, 1.75% - 7.84%, due 1/15/2032 - 1/16/2058, with a value of $1,021,133.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.70%, dated 8/31/2026, due 10/14/2026, repurchase price $1,004,522, collateralized by FHLMC, 2.00% - 7.00%, due 11/15/2028 - 8/1/2056 and FNMA, 2.00% - 6.50%, due 8/1/2030 - 6/1/2056, with a value of $1,020,503.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.81%, dated 8/31/2026, due 10/19/2026, repurchase price $1,507,779, collateralized by FHLMC, 2.50% - 6.50%, due 12/1/2029 - 8/1/2056 and FNMA, 2.50% - 7.00%, due 5/1/2037 - 1/1/2056, with a value of $1,530,000.	1,500,000	1,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.15%, dated 8/31/2026, due 11/23/2026, repurchase price $504,842, collateralized by FHLMC, 1.50% - 7.00%, due 8/1/2029 - 2/1/2055 and FNMA, 2.00% - 8.00%, due 9/1/2027 - 8/1/2056, with a value of $510,019.	500,000	500,000
HSBC Securities USA, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,385,142, collateralized by FHLMC, 2.00% - 7.00%, due 2/1/2036 - 9/1/2056, FNMA, 1.50% - 8.00%, due 10/1/2027 - 9/1/2062 and GNMA, 3.00% - 7.00%, due 4/20/2030 - 5/20/2065, with a value of $1,412,844.	1,385,000	1,385,000
ING Financial Markets LLC, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $900,092, collateralized by U.S. Treasury Securities, 0.13% - 4.25%, due 10/31/2027 - 5/15/2040, with a value of $918,094.	900,000	900,000
Metropolitan Life Insurance Co., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 12/31/2029 - 2/15/2054, with a value of $1,020,104.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 3.66%, dated 8/31/2026, due 9/1/2026, repurchase price $500,051, collateralized by GNMA, 3.00% - 6.00%, due 8/15/2038 - 7/20/2056, with a value of $510,363.	500,000	500,000
Morgan Stanley & Co. LLC, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by FFCB, 2.03%, due 1/21/2028, FHLMC, 2.00% - 7.00%, due 4/1/2027 - 9/1/2056, FNMA, 2.00% - 8.00%, due 7/1/2027 - 9/1/2057, GNMA, 2.00% - 8.00%, due 1/20/2027 - 5/20/2066 and U.S. Treasury Securities, 0.00% - 4.38%, due 2/25/2027 - 8/15/2055, with a value of $1,020,000.	1,000,000	1,000,000
Nomura Securities International, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 0.63% - 4.75%, due 11/30/2026 - 11/15/2055, with a value of $1,020,104.	1,000,000	1,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Nomura Securities International, Inc., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $2,500,256, collateralized by FHLB, 0.00%, due 9/1/2026, FHLMC, 2.50% - 6.50%, due 12/1/2040 - 9/1/2056, FNMA, 1.57% - 7.00%, due 10/1/2026 - 6/1/2060 and GNMA, 1.50% - 6.50%, due 3/20/2044 - 3/15/2069, with a value of $2,550,261.	2,500,000	2,500,000
Norinchukin Bank (The), 3.65%, dated 8/31/2026, due 9/2/2026, repurchase price $300,061, collateralized by U.S. Treasury Securities, 3.38% - 4.75%, due 5/31/2032 - 5/15/2041, with a value of $306,000.	300,000	300,000
Norinchukin Bank (The), 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $300,122, collateralized by U.S. Treasury Securities, 3.38% - 4.75%, due 5/31/2032 - 5/15/2041, with a value of $306,000.	300,000	300,000
RBC Capital Markets LLC, 3.67%, dated 8/31/2026, due 9/4/2026, repurchase price $3,601,468, collateralized by FFCB, 1.48% - 5.27%, due 10/15/2027 - 1/13/2038, FHLMC, 0.75% - 5.50%, due 2/25/2027 - 8/25/2052, FNMA, 0.50% - 6.15%, due 12/25/2026 - 8/25/2056, GNMA, 0.75% - 6.50%, due 5/20/2028 - 7/20/2066, Tennessee Valley Authority, 5.25%, due 2/1/2055 and U.S. Treasury Securities, 0.63% - 3.50%, due 9/30/2027 - 8/15/2030, with a value of $3,696,066.	3,600,000	3,600,000
Royal Bank of Canada, 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,719, collateralized by FHLMC, 4.74%, due 11/25/2055, FNMA, 4.59% - 4.89%, due 2/25/2055 - 7/25/2056, GNMA, 2.50% - 6.39%, due 2/20/2043 - 6/20/2065 and U.S. Treasury Securities, 1.63% - 4.38%, due 12/31/2028 - 11/15/2050, with a value of $1,036,506.	1,000,000	1,000,000
Royal Bank of Canada, 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $5,003,597, collateralized by FHLMC, 0.13% - 7.00%, due 2/15/2033 - 7/25/2056, FNMA, 0.13% - 6.29%, due 12/25/2026 - 7/25/2056 and U.S. Treasury Securities, 0.00% - 6.50%, due 11/15/2026 - 5/15/2054, with a value of $5,178,665.	5,000,000	5,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sumitomo Mitsui Banking Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,900,194, collateralized by U.S. Treasury Securities, 0.50% - 5.38%, due 3/31/2027 - 2/15/2056, with a value of $1,938,198.	1,900,000	1,900,000
The Northwestern Mutual Life Insurance Co., 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $1,500,153, collateralized by FHLMC, 2.00% - 5.50%, due 9/1/2042 - 2/1/2055, FNMA, 0.00% - 5.50%, due 12/1/2039 - 6/1/2054 and GNMA, 2.50% - 5.00%, due 4/20/2051 - 10/20/2052, with a value of $1,530,156.	1,500,000	1,500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $1,250,127. (a)	1,250,000	1,250,000
Treasury Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $669,237. (a)	669,169	669,169
UBS Securities LLC, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $200,020, collateralized by FHLMC, 3.00% - 6.00%, due 9/1/2027 - 10/1/2039, FNMA, 3.00% - 6.50%, due 11/1/2026 - 9/1/2052, GNMA, 4.50% - 8.50%, due 9/20/2026 - 7/20/2056 and U.S. Treasury Securities, 0.13% - 3.75%, due 10/15/2026 - 12/31/2028, with a value of $204,000.	200,000	200,000
UBS Securities LLC, 3.66%, dated 8/31/2026, due 9/2/2026, repurchase price $200,041, collateralized by FHLMC, 2.00% - 8.50%, due 9/15/2026 - 10/1/2053, FNMA, 2.00% - 9.00%, due 10/1/2026 - 2/1/2053, GNMA, 2.50% - 9.00%, due 9/15/2026 - 7/20/2056 and U.S. Treasury Securities, 0.13% - 4.63%, due 10/15/2026 - 11/15/2045, with a value of $204,000.	200,000	200,000
Wells Fargo Securities LLC, 3.66%, dated 8/31/2026, due 9/1/2026, repurchase price $2,500,254, collateralized by FNMA, 1.50% - 7.50%, due 3/1/2028 - 9/1/2056, with a value of $2,551,815.	2,500,000	2,500,000
Wells Fargo Securities LLC, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $250,025, collateralized by U.S. Treasury Securities, 0.00%, due 11/15/2026 - 5/15/2053, with a value of $255,026.	250,000	250,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	47

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Wells Fargo Securities LLC, 3.68%, dated 8/31/2026, due 9/1/2026, repurchase price $8,950,915, collateralized by GNMA, 1.50% - 8.50%, due 11/15/2026 - 8/20/2066 and U.S. Treasury Securities, 0.00%, due 12/8/2026, with a value of $9,131,302.	8,950,000	8,950,000
Wells Fargo Securities LLC, 3.66%, dated 8/31/2026, due 9/2/2026, repurchase price $7,001,423, collateralized by FHLMC, 1.50% - 8.00%, due 4/1/2027 - 9/1/2056 and FNMA, 1.50% - 7.00%, due 10/1/2028 - 8/1/2056, with a value of $7,145,081.	7,000,000	7,000,000
Wells Fargo Securities LLC, 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $2,000,811, collateralized by FHLMC, 1.50% - 7.50%, due 12/1/2027 - 9/1/2056, with a value of $2,049,279.	2,000,000	2,000,000
Westpac Banking Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $900,092, collateralized by U.S. Treasury Securities, 4.13%, due 10/31/2029 - 11/30/2029, with a value of $918,095.	900,000	900,000
Total Repurchase Agreements (Cost $169,358,563)		169,358,563
U.S. Government Agency Securities — 25.0%
FFCB Funding Corp.
(SOFR + 3.79%), 3.71%, 9/1/2026 (b)	136,000	136,000
(SOFR + 3.80%), 3.72%, 9/1/2026 (b)	530,000	530,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (b)	305,000	305,000
(SOFR + 3.79%), 3.72%, 9/1/2026 (b)	248,000	248,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	210,000	210,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	275,000	275,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	135,000	135,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	460,000	460,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	80,000	80,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	375,000	375,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	345,000	345,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	80,000	80,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	330,000	329,980
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	360,000	360,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	220,000	220,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	170,000	170,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	135,000	135,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	205,000	205,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	240,000	240,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	90,000	90,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	160,000	160,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (b)	200,000	200,000
(SOFR + 3.83%), 3.75%, 9/1/2026 (b)	165,000	165,000
(SOFR + 3.83%), 3.76%, 9/1/2026 (b)	200,000	200,000
(SOFR + 3.85%), 3.77%, 9/1/2026 (b)	398,000	398,000
(SOFR + 3.85%), 3.78%, 9/1/2026 (b)	110,000	110,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	275,000	275,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	75,000	75,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	275,000	275,000
(SOFR + 3.80%), 3.89%, 9/1/2026 (b)	193,000	193,422
(SOFR + 3.80%), 3.89%, 9/1/2026 (b)	50,000	50,127
FHLB
DN, 3.50%, 9/1/2026 (c)	139,974	139,974
(SOFR + 3.73%), 3.68%, 9/1/2026 (b)	900,000	900,000
(SOFR + 3.73%), 3.68%, 9/1/2026 (b)	1,250,000	1,250,000
(SOFR + 3.74%), 3.69%, 9/1/2026 (b)	820,000	820,000
(SOFR + 3.74%), 3.69%, 9/1/2026 (b)	750,000	750,000
(SOFR + 3.74%), 3.69%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.74%), 3.69%, 9/1/2026 (b)	1,500,000	1,500,000
(SOFR + 3.74%), 3.69%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	395,000	395,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,149,000	1,149,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	350,000	350,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	200,000	200,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	300,000	300,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	300,000	300,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	750,000	750,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	2,000,000	2,000,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	870,000	870,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	2,500,000	2,500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	125,000	125,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	395,000	395,000
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
(SOFR + 3.75%), 3.70%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.77%), 3.71%, 9/1/2026 (b)	300,000	300,000
(SOFR + 3.77%), 3.71%, 9/1/2026 (b)	54,000	54,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	450,000	450,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	900,000	900,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	900,000	900,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	800,000	800,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	200,000	200,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	770,000	770,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.76%), 3.71%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.77%), 3.72%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.77%), 3.72%, 9/1/2026 (b)	1,000,000	1,000,000
(SOFR + 3.79%), 3.74%, 9/1/2026 (b)	500,000	500,000
(SOFR + 3.79%), 3.74%, 9/1/2026 (b)	250,000	250,000
(SOFR + 3.79%), 3.74%, 9/1/2026 (b)	98,000	98,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (b)	388,665	388,604
(SOFR + 3.81%), 3.76%, 9/1/2026 (b)	1,500,000	1,500,000
(SOFR + 3.82%), 3.77%, 9/1/2026 (b)	1,500,000	1,500,000
(SOFR + 3.84%), 3.79%, 9/1/2026 (b)	1,495,000	1,495,000
(SOFR + 3.87%), 3.81%, 9/1/2026 (b)	200,000	200,000
DN, 3.57%, 9/8/2026 (c)	750,000	749,480
DN, 3.57%, 9/10/2026 (c)	1,000,000	999,109
DN, 3.57%, 9/11/2026 (c)	1,250,000	1,248,760
DN, 3.57%, 9/14/2026 (c)	500,000	499,356
DN, 3.66%, 9/22/2026 (c)	500,000	498,936
DN, 3.67%, 9/23/2026 (c)	250,000	249,441
DN, 3.68%, 9/25/2026 (c)	350,000	349,144
DN, 3.62%, 10/1/2026 (c)	1,000,000	996,996
DN, 3.63%, 10/2/2026 (c)	480,000	478,507
DN, 3.68%, 10/5/2026 (c)	750,000	747,401
DN, 3.68%, 10/6/2026 (c)	200,000	199,286
DN, 3.65%, 10/15/2026 (c)	500,000	497,779
DN, 3.64%, 10/22/2026 (c)	500,000	497,436
DN, 3.63%, 10/30/2026 (c)	766,000	761,477
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DN, 3.75%, 12/3/2026 (c)	250,000	247,604
DN, 3.78%, 12/10/2026 (c)	250,000	247,406
DN, 3.77%, 12/17/2026 (c)	250,000	247,228
DN, 3.50%, 12/21/2026 (c)	650,000	643,072
DN, 3.50%, 12/24/2026 (c)	250,000	247,265
3.80%, 1/22/2027	1,000,000	1,000,000
3.80%, 1/29/2027	1,000,000	1,000,000
3.81%, 1/29/2027	928,000	928,000
3.82%, 2/4/2027	2,500,000	2,500,000
3.89%, 2/23/2027	1,700,000	1,700,000
FHLMC
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	970,000	970,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (b)	1,980,000	1,980,000
(SOFR + 3.82%), 3.75%, 9/1/2026 (b)	2,360,000	2,360,000
(SOFR + 3.85%), 3.76%, 9/1/2026 (b)	1,124,048	1,123,991
(SOFR + 3.84%), 3.77%, 9/1/2026 (b)	427,000	427,008
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	1,500,000	1,500,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	900,000	900,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	500,000	500,000
FNMA
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	1,707,000	1,707,000
(SOFR + 3.80%), 3.73%, 9/1/2026 (b)	1,984,000	1,984,000
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	1,502,000	1,502,000
(SOFR + 3.82%), 3.74%, 9/1/2026 (b)	2,273,000	2,272,761
(SOFR + 3.81%), 3.74%, 9/1/2026 (b)	1,642,000	1,642,000
(SOFR + 3.79%), 3.74%, 9/1/2026 (b)	1,246,000	1,246,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	1,206,000	1,206,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	362,000	362,000
(SOFR + 3.86%), 3.79%, 9/1/2026 (b)	275,000	275,000
Total U.S. Government Agency Securities (Cost $89,621,550)		89,621,550
U.S. Treasury Obligations — 7.5%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 3.99%), 3.91%, 9/1/2026 (b)	7,617,200	7,615,095
(US Treasury 3 Month Bill Money Market Yield + 3.97%), 3.94%, 9/1/2026 (b)	1,600,000	1,600,376
U.S. Treasury Notes
1.13%, 10/31/2026	667,000	664,194
1.63%, 11/30/2026	629,200	626,209
4.38%, 12/15/2026	150,000	150,338
4.25%, 12/31/2026	205,000	205,453
1.88%, 2/28/2027	450,000	446,264
4.13%, 2/28/2027	2,733,000	2,740,481
0.63%, 3/31/2027	256,000	251,656
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	49

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.50%, 3/31/2027	375,000	372,550
3.88%, 3/31/2027	1,075,000	1,076,424
0.50%, 4/30/2027	259,971	254,503
2.75%, 4/30/2027	2,622,543	2,605,940
3.75%, 4/30/2027	2,900,692	2,900,995
0.50%, 5/31/2027	250,000	244,009
2.63%, 5/31/2027	100,000	99,151
3.88%, 5/31/2027	978,000	978,615
0.50%, 6/30/2027	100,000	97,165
3.25%, 6/30/2027	650,000	645,962
3.75%, 6/30/2027	703,000	701,487
4.38%, 7/15/2027	1,645,000	1,647,278
0.50%, 8/31/2027	663,000	639,389
3.13%, 8/31/2027	212,000	209,840
Total U.S. Treasury Obligations (Cost $26,773,374)		26,773,374
Short Term Investments — 17.7%
U.S. Treasury Obligations — 17.7%
U.S. Treasury Bills
3.63%, 9/1/2026 (c)	475,000	475,000
3.66%, 9/3/2026 (c)	1,328,308	1,328,037
3.64%, 9/8/2026 (c)	3,775,000	3,772,332
3.60%, 9/22/2026 (c)	2,200,000	2,195,393
3.55%, 10/1/2026 (c)	1,558,000	1,553,403
3.68%, 10/13/2026 (c)	591,000	588,473
3.63%, 10/15/2026 (c)	2,800,000	2,787,646
3.68%, 10/20/2026 (c)	4,700,000	4,676,596
3.67%, 10/22/2026 (c)	4,750,000	4,725,456
3.69%, 10/27/2026 (c)	2,500,000	2,485,728
3.75%, 10/29/2026 (c)	2,373,000	2,358,736
3.82%, 11/10/2026 (c)	3,400,000	3,374,944
3.88%, 11/24/2026 (c)	3,500,000	3,468,599
3.76%, 11/27/2026 (c)	3,504,800	3,473,280
3.92%, 12/1/2026 (c)	2,500,000	2,475,493
3.70%, 12/3/2026 (c)	1,402,500	1,389,221
3.82%, 12/8/2026 (c)	3,466,000	3,430,288
3.73%, 12/10/2026 (c)	975,000	965,006
3.79%, 12/15/2026 (c)	2,105,410	2,082,381
3.72%, 12/17/2026 (c)	3,150,000	3,115,546
3.80%, 12/22/2026 (c)	1,192,210	1,178,301
3.44%, 12/24/2026 (c)	693,250	685,800
3.80%, 12/29/2026 (c)	3,500,000	3,456,565
3.41%, 2/18/2027 (c)	3,297,750	3,245,659
3.56%, 3/18/2027 (c)	605,000	593,404
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
3.65%, 4/15/2027 (c)	1,500,000	1,466,477
3.75%, 5/13/2027 (c)	5,000	4,871
3.87%, 6/10/2027 (c)	1,892,000	1,836,422
Total U.S. Treasury Obligations (Cost $63,189,057)		63,189,057
Total Short Term Investments (Cost $63,189,057)		63,189,057
Total Investments — 97.5% (Cost $348,942,544) *		348,942,544
Other Assets in Excess of Liabilities — 2.5%		8,829,601
NET ASSETS — 100.0%		357,772,145

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III , Treasury Joint Trading
Account I and III - At August 31, 2026, the Fund had proportionate interests in the Agency Joint Trading Account I, II, III , Treasury
Joint Trading Account I and III with a maturity date of September 1,
2026, as follows for JPMorgan U.S. Government Money Market
Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$1,250,000	$1,250,128	$1,287,632
Agency Joint Trading Account II	2,544,241	2,544,501	2,595,126
Agency Joint Trading Account III	302,153	302,184	308,408
Treasury Joint Trading Account I	1,250,000	1,250,127	1,275,124
Treasury Joint Trading Account III	669,169	669,237	682,587

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Money Market Funds	August 31, 2026

Repurchase Agreements - At August 31, 2026, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III , Treasury Joint
Trading Account I and III were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	3.68%	$1,250,000
Agency Joint Trading Account II
BofA Securities, Inc.	3.68%	2,544,241
Agency Joint Trading Account III
BNP Paribas SA	3.68%	302,153
Treasury Joint Trading Account I
BNP Paribas SA	3.67%	800,000
Citibank NA	3.67%	50,000
Wells Fargo Securities LLC	3.67%	400,000
Total		1,250,000
Treasury Joint Trading Account III
BofA Securities, Inc.	3.67%	334,584
Wells Fargo Securities LLC	3.67%	334,585
Total		669,169

At August 31, 2026, the Agency Joint Trading Account I, II, III , Treasury Joint Trading Account I and III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	1.50%-5.50%	11/25/2027-4/25/2056
FNMA	2.50%-6.50%	10/25/2028-8/25/2056
GNMA	2.00%-7.69%	2/20/2034-5/16/2068
Agency Joint Trading Account II
FHLMC	1.50%-6.50%	11/1/2029-9/1/2056
FNMA	1.41%-7.50%	8/1/2030-9/1/2056
GNMA	1.50%-8.50%	8/15/2027-7/20/2076
Agency Joint Trading Account III
FHLMC	1.41%-7.50%	3/25/2027-8/1/2056
FNMA	0.97%-7.50%	11/25/2027-8/1/2056
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.25%	9/8/2026-8/15/2056
Treasury Joint Trading Account III
U.S. Treasury Securities	0.00%-6.38%	10/15/2026-5/15/2056

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	51

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 46.7%
BNP Paribas SA, 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,712, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 10/15/2026 - 5/15/2055, with a value of $1,032,952.	1,000,000	1,000,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $250,178, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 11/15/2028 - 5/15/2055, with a value of $259,856.	250,000	250,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $250,178, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 10/31/2027 - 2/15/2054, with a value of $259,779.	250,000	250,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $250,178, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 8/15/2028 - 2/15/2055, with a value of $259,780.	250,000	250,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $250,178, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 5/31/2028 - 11/15/2033, with a value of $259,781.	250,000	250,000
BNP Paribas SA, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $500,357, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 9/30/2028 - 2/15/2055, with a value of $516,322.	500,000	500,000
BNP Paribas SA, 3.68%, dated 8/31/2026, due 9/7/2026, repurchase price $250,179, collateralized by U.S. Treasury Securities, 2.38% - 4.63%, due 4/30/2031 - 2/15/2042, with a value of $259,848.	250,000	250,000
BNP Paribas SA, 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $750,540, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 6/30/2028 - 11/15/2053, with a value of $793,063.	750,000	750,000
BofA Securities, Inc., 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $500,357, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 3/15/2029 - 8/15/2046, with a value of $510,000.	500,000	500,000
BofA Securities, Inc., 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $500,357, collateralized by U.S. Treasury Securities, 0.00% - 1.13%, due 10/15/2030 - 8/15/2044, with a value of $510,000.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BofA Securities, Inc., 3.69%, dated 8/31/2026, due 9/7/2026, repurchase price $500,359, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 12/31/2030 - 8/15/2049, with a value of $510,000.	500,000	500,000
BofA Securities, Inc., 3.70%, dated 8/31/2026, due 9/7/2026, repurchase price $250,180, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 10/31/2032 - 11/15/2054, with a value of $255,000.	250,000	250,000
BofA Securities, Inc., 3.72%, dated 8/31/2026, due 9/7/2026, repurchase price $250,181, collateralized by U.S. Treasury Securities, 1.38% - 4.25%, due 12/31/2028 - 6/30/2033, with a value of $255,000.	250,000	250,000
Canadian Imperial Bank of Commerce, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,500,153, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 11/15/2026 - 5/15/2055, with a value of $1,530,156.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $905,092, collateralized by U.S. Treasury Securities, 2.88% - 4.38%, due 8/31/2031 - 5/15/2032, with a value of $923,101.	905,000	905,000
Citigroup Global Markets Holdings, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 3.63% - 5.00%, due 5/31/2029 - 5/15/2045, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 3.65%, dated 8/31/2026, due 9/7/2026, repurchase price $1,501,065, collateralized by U.S. Treasury Securities, 2.75% - 4.00%, due 3/31/2030 - 8/15/2032, with a value of $1,530,000.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 3.71%, dated 8/31/2026, due 12/4/2026, repurchase price $504,895, collateralized by U.S. Treasury Securities, 1.88%, due 7/15/2035, with a value of $510,002.	500,000	500,000
Credit Agricole Corporate and Investment Bank, 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $200,081, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 1/15/2027 - 11/15/2055, with a value of $204,000.	200,000	200,000
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $3,000,306, collateralized by U.S. Treasury Securities, 1.63% - 4.00%, due 10/15/2027 - 1/15/2036, with a value of $3,060,000.	3,000,000	3,000,000
Fixed Income Clearing Corp., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $3,000,306, collateralized by U.S. Treasury Securities, 0.13% - 3.88%, due 7/15/2027 - 8/15/2041, with a value of $3,060,000.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $2,000,204, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 8/15/2035 - 5/15/2043, with a value of $2,040,000.	2,000,000	2,000,000
Goldman Sachs & Co. LLC, 3.65%, dated 8/31/2026, due 9/7/2026, repurchase price $1,000,710, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 5/15/2034 - 5/15/2035, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 3.67%, dated 8/31/2026, due 9/7/2026, repurchase price $500,357, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 2/15/2040 - 5/15/2046, with a value of $510,000.	500,000	500,000
Natixis SA, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $500,051, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 9/30/2026 - 8/15/2034, with a value of $510,052.	500,000	500,000
Natixis SA, 3.66%, dated 8/31/2026, due 9/7/2026, repurchase price $500,356, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 9/10/2026 - 2/15/2056, with a value of $514,751.	500,000	500,000
Norinchukin Bank (The), 3.65%, dated 8/31/2026, due 9/2/2026, repurchase price $200,041, collateralized by U.S. Treasury Securities, 3.38% - 4.75%, due 6/30/2030 - 5/15/2041, with a value of $204,000.	200,000	200,000
Norinchukin Bank (The), 3.65%, dated 8/31/2026, due 9/4/2026, repurchase price $200,081, collateralized by U.S. Treasury Securities, 3.38% - 4.75%, due 6/30/2030 - 5/15/2041, with a value of $204,000.	200,000	200,000
Prudential Legacy Insurance Co. of New Jersey, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $800,082, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 11/30/2032 - 2/15/2055, with a value of $816,083.	800,000	800,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 3.72%, dated 8/31/2026, due 9/7/2026, repurchase price $1,501,085, collateralized by U.S. Treasury Securities, 3.50% - 4.13%, due 3/15/2028 - 2/15/2033, with a value of $1,530,000.	1,500,000	1,500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $2,000,204. (a)	2,000,000	2,000,000
Wells Fargo Bank NA, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $1,000,102, collateralized by U.S. Treasury Securities, 0.13% - 2.38%, due 10/15/2027 - 2/15/2056, with a value of $1,020,104.	1,000,000	1,000,000
Wells Fargo Securities LLC, 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $750,076, collateralized by U.S. Treasury Securities, 0.00%, due 5/15/2027 - 2/15/2040, with a value of $765,078.	750,000	750,000
Total Repurchase Agreements (Cost $28,055,000)		28,055,000
U.S. Treasury Obligations — 24.2%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 3.85%), 3.80%, 9/1/2026 (b)	600,000	600,000
(US Treasury 3 Month Bill Money Market Yield + 3.91%), 3.85%, 9/1/2026 (b)	837,500	837,476
(US Treasury 3 Month Bill Money Market Yield + 3.92%), 3.85%, 9/1/2026 (b)	301,440	301,368
(US Treasury 3 Month Bill Money Market Yield + 3.90%), 3.85%, 9/1/2026 (b)	1,500,000	1,500,126
(US Treasury 3 Month Bill Money Market Yield + 3.95%), 3.91%, 9/1/2026 (b)	240,000	240,022
(US Treasury 3 Month Bill Money Market Yield + 3.98%), 3.91%, 9/1/2026 (b)	1,830,500	1,830,200
(US Treasury 3 Month Bill Money Market Yield + 3.95%), 3.94%, 9/1/2026 (b)	2,980,000	2,981,240
(US Treasury 3 Month Bill Money Market Yield + 4.00%), 3.96%, 9/1/2026 (b)	1,166,000	1,166,026
U.S. Treasury Notes
0.88%, 9/30/2026	146,000	145,678
3.50%, 9/30/2026	193,000	192,972
4.63%, 10/15/2026	200,000	200,241
1.13%, 10/31/2026	150,000	149,370
1.63%, 11/30/2026	117,000	116,445
4.25%, 11/30/2026	810,000	811,346
1.25%, 12/31/2026	224,750	223,086
1.75%, 12/31/2026	100,000	99,421
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	53

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.25%, 12/31/2026	775,000	776,749
4.13%, 1/31/2027	400,000	400,890
0.63%, 3/31/2027	80,000	78,640
2.50%, 3/31/2027	65,000	64,589
3.88%, 3/31/2027	120,000	120,172
4.50%, 4/15/2027	250,000	251,260
0.50%, 4/30/2027	125,000	122,387
3.75%, 4/30/2027	339,875	339,893
0.50%, 5/31/2027	100,000	97,589
2.63%, 5/31/2027	142,000	140,763
3.88%, 5/31/2027	240,000	240,112
4.38%, 7/15/2027	300,000	300,413
3.63%, 8/31/2027	214,000	212,825
Total U.S. Treasury Obligations (Cost $14,541,299)		14,541,299
Short Term Investments — 26.5%
U.S. Treasury Obligations — 26.5%
U.S. Treasury Bills
3.55%, 9/3/2026 (c)	500,000	499,901
3.64%, 9/8/2026 (c)	650,000	649,540
3.54%, 9/10/2026 (c)	150,000	149,867
3.64%, 9/15/2026 (c)	565,000	564,202
3.64%, 9/17/2026 (c)	1,285,000	1,282,925
3.68%, 9/24/2026 (c)	600,000	598,593
3.55%, 10/1/2026 (c)	250,000	249,263
3.68%, 10/13/2026 (c)	600,000	597,435
3.67%, 10/20/2026 (c)	600,000	597,015
3.73%, 10/22/2026 (c)	900,000	895,270
3.69%, 10/27/2026 (c)	300,000	298,287
3.77%, 10/29/2026 (c)	1,120,000	1,113,235
3.75%, 11/10/2026 (c)	600,000	595,655
3.78%, 11/17/2026 (c)	970,000	962,221
3.88%, 11/24/2026 (c)	500,000	495,510
3.76%, 11/27/2026 (c)	300,000	297,301
3.91%, 12/1/2026 (c)	300,000	297,061
3.70%, 12/3/2026 (c)	300,000	297,160
3.82%, 12/8/2026 (c)	300,000	296,909
3.73%, 12/10/2026 (c)	300,000	296,925
3.80%, 12/15/2026 (c)	550,000	543,974
3.61%, 12/17/2026 (c)	600,000	593,629
3.80%, 12/22/2026 (c)	100,000	98,833
3.43%, 12/24/2026 (c)	300,000	296,783
3.81%, 12/29/2026 (c)	600,000	592,543
3.96%, 1/21/2027 (c)	200,000	196,927
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
4.01%, 1/28/2027 (c)	150,000	147,551
3.51%, 2/18/2027 (c)	865,000	850,921
0.00%, 3/4/2027 (c)	300,000	294,108
3.64%, 4/15/2027 (c)	600,000	586,610
3.74%, 5/13/2027 (c)	415,000	404,361
3.87%, 6/10/2027 (c)	300,000	291,187
Total U.S. Treasury Obligations (Cost $15,931,702)		15,931,702
Total Short Term Investments (Cost $15,931,702)		15,931,702
Total Investments — 97.4% (Cost $58,528,001) *		58,528,001
Other Assets in Excess of Liabilities — 2.6%		1,571,892
NET ASSETS — 100.0%		60,099,893

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At August 31, 2026, the Fund
had proportionate interests in the Treasury Joint Trading Account I with a maturity date of September 1, 2026, as follows for
JPMorgan U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$2,000,000	$2,000,204	$2,040,200

Repurchase Agreements - At August 31, 2026, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	3.67%	$1,280,000
Citibank NA	3.67%	80,000
Wells Fargo Securities LLC	3.67%	640,000
Total		2,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Money Market Funds	August 31, 2026

At August 31, 2026, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.25%	9/8/2026-8/15/2056

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(c)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	55

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 28.9%
FFCB Funding Corp., (SOFR + 0.14%), 3.79%, 9/1/2026 (a)	100,000	100,000
FHLB
DN, 3.50%, 9/1/2026 (b)	1,000	1,000
(SOFR + 0.03%), 3.67%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.02%), 3.67%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.02%), 3.67%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.03%), 3.68%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.03%), 3.68%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.04%), 3.69%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.04%), 3.69%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.04%), 3.69%, 9/1/2026 (a)	250,000	250,000
(SOFR + 0.17%), 3.81%, 9/1/2026 (a)	50,000	50,000
DN, 3.63%, 12/28/2026 (b)	100,000	98,826
DN, 3.59%, 3/12/2027 (b)	24,000	23,551
Total U.S. Government Agency Securities (Cost $2,273,377)		2,273,377
U.S. Treasury Obligations — 11.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 3.80%, 9/1/2026 (a)	100,000	100,000
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.91%, 9/1/2026 (a)	250,000	250,311
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.91%, 9/1/2026 (a)	200,000	200,281
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.96%, 9/1/2026 (a)	350,000	350,103
U.S. Treasury Notes, 4.38%, 7/15/2027	25,000	25,034
Total U.S. Treasury Obligations (Cost $925,729)		925,729
Short Term Investments — 63.0%
U.S. Treasury Obligations — 63.0%
U.S. Treasury Bills
3.65%, 9/3/2026 (b)	300,000	299,939
3.64%, 9/8/2026 (b)	400,000	399,717
3.62%, 9/15/2026 (b)	100,000	99,859
3.63%, 9/17/2026 (b)	350,000	349,436
3.65%, 9/22/2026 (b)	1,000,000	997,878
3.68%, 9/24/2026 (b)	550,000	548,711
3.66%, 9/29/2026 (b)	300,000	299,149
3.58%, 10/1/2026 (b)	125,000	124,629
3.65%, 10/6/2026 (b)	250,000	249,117
3.63%, 10/8/2026 (b)	50,000	49,814
3.68%, 10/13/2026 (b)	350,000	348,503
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
3.63%, 10/15/2026 (b)	50,000	49,779
3.69%, 10/20/2026 (b)	100,000	99,501
3.61%, 10/22/2026 (b)	50,000	49,746
3.79%, 10/27/2026 (b)	100,000	99,414
3.82%, 11/10/2026 (b)	100,000	99,263
3.64%, 11/12/2026 (b)	50,000	49,639
3.65%, 11/19/2026 (b)	50,000	49,603
3.68%, 11/27/2026 (b)	50,000	49,559
3.71%, 12/3/2026 (b)	200,000	198,097
3.73%, 12/10/2026 (b)	50,000	49,488
3.72%, 12/17/2026 (b)	50,000	49,453
3.42%, 12/24/2026 (b)	75,000	74,197
3.67%, 1/21/2027 (b)	50,000	49,288
3.41%, 2/18/2027 (b)	25,000	24,605
0.00%, 3/4/2027 (b)	50,000	49,018
3.59%, 3/18/2027 (b)	75,000	73,550
3.65%, 4/15/2027 (b)	25,000	24,441
3.75%, 5/13/2027 (b)	25,000	24,356
3.87%, 6/10/2027 (b)	25,000	24,266
Total U.S. Treasury Obligations (Cost $4,954,015)		4,954,015
Total Short Term Investments (Cost $4,954,015)		4,954,015
Total Investments — 103.7% (Cost $8,153,121) *		8,153,121
Liabilities in Excess of Other Assets — (3.7)%		(287,264)
NET ASSETS — 100.0%		7,865,857

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(b)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Money Market Funds	August 31, 2026

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 19.4%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 3.80%, 9/1/2026 (a)	8,350,000	8,349,802
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.85%, 9/1/2026 (a)	6,594,000	6,594,335
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.85%, 9/1/2026 (a)	4,865,518	4,864,806
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 3.85%, 9/1/2026 (a)	5,428,200	5,428,869
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.91%, 9/1/2026 (a)	3,734,250	3,734,472
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 3.91%, 9/1/2026 (a)	9,598,250	9,600,880
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 3.94%, 9/1/2026 (a)	9,002,500	9,005,909
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 3.96%, 9/1/2026 (a)	3,877,000	3,877,138
U.S. Treasury Notes
0.88%, 9/30/2026	605,000	603,665
1.63%, 9/30/2026	70,000	69,893
3.50%, 9/30/2026	675,000	674,932
4.63%, 10/15/2026	659,750	660,548
1.13%, 10/31/2026	360,000	358,487
4.13%, 10/31/2026	999,875	1,000,620
4.25%, 11/30/2026	374,875	375,464
1.25%, 12/31/2026	750,000	744,425
1.75%, 12/31/2026	449,750	447,127
4.25%, 12/31/2026	2,149,625	2,154,393
1.50%, 1/31/2027	600,000	594,925
4.13%, 1/31/2027	150,000	150,334
1.88%, 2/28/2027	250,000	247,956
4.50%, 4/15/2027	750,000	753,787
0.50%, 4/30/2027	1,514,875	1,482,879
2.75%, 4/30/2027	839,875	834,479
3.75%, 4/30/2027	519,750	519,559
0.50%, 5/31/2027	100,000	97,590
2.63%, 5/31/2027	198,000	196,275
3.88%, 5/31/2027	1,153,775	1,154,304
4.38%, 7/15/2027	1,670,000	1,672,300
0.50%, 8/31/2027	387,000	373,234
3.13%, 8/31/2027	463,800	459,066
3.63%, 8/31/2027	375,000	372,865
Total U.S. Treasury Obligations (Cost $67,455,318)		67,455,318
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 85.9%
U.S. Treasury Obligations — 85.9%
U.S. Treasury Bills
3.64%, 9/1/2026 (b)	22,901,700	22,901,700
3.64%, 9/3/2026 (b)	18,279,750	18,276,057
3.64%, 9/8/2026 (b)	23,326,650	23,310,149
3.67%, 9/10/2026 (b)	18,166,750	18,150,115
3.64%, 9/15/2026 (b)	23,494,750	23,461,532
3.65%, 9/17/2026 (b)	18,862,300	18,831,787
3.68%, 9/22/2026 (b)	23,656,800	23,606,099
3.68%, 9/24/2026 (b)	18,000,000	17,957,827
3.68%, 9/29/2026 (b)	14,097,800	14,057,729
3.65%, 10/1/2026 (b)	18,696,300	18,639,608
3.71%, 10/6/2026 (b)	3,947,925	3,933,736
3.66%, 10/8/2026 (b)	13,996,300	13,943,794
3.68%, 10/13/2026 (b)	6,498,500	6,470,714
3.68%, 10/20/2026 (b)	12,616,150	12,553,353
3.75%, 10/22/2026 (b)	3,325,300	3,307,729
3.69%, 10/27/2026 (b)	12,480,500	12,409,250
3.81%, 10/29/2026 (b)	2,210,650	2,197,177
3.82%, 11/10/2026 (b)	1,630,650	1,618,633
3.78%, 11/17/2026 (b)	3,029,675	3,005,361
3.88%, 11/24/2026 (b)	1,955,650	1,938,098
3.75%, 11/27/2026 (b)	4,250,000	4,211,788
3.91%, 12/1/2026 (b)	1,639,650	1,623,589
3.72%, 12/3/2026 (b)	3,299,600	3,268,255
3.82%, 12/8/2026 (b)	2,499,500	2,473,746
3.67%, 12/10/2026 (b)	2,395,650	2,371,518
3.80%, 12/15/2026 (b)	1,050,000	1,038,498
3.67%, 12/17/2026 (b)	2,105,300	2,082,592
3.80%, 12/22/2026 (b)	600,000	593,000
3.43%, 12/24/2026 (b)	1,410,000	1,394,884
3.80%, 12/29/2026 (b)	4,540,200	4,483,852
3.53%, 12/31/2026 (b)	225,000	222,368
3.96%, 1/21/2027 (b)	800,000	787,707
4.01%, 1/28/2027 (b)	839,825	826,112
3.47%, 2/18/2027 (b)	4,187,750	4,120,434
3.63%, 2/25/2027 (b)	650,000	638,614
0.00%, 3/4/2027 (b)	1,699,600	1,666,218
3.56%, 3/18/2027 (b)	1,042,500	1,022,518
3.64%, 4/15/2027 (b)	2,157,400	2,109,276
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	57

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
3.74%, 5/13/2027 (b)	2,030,500	1,978,435
3.87%, 6/10/2027 (b)	1,602,650	1,555,572
Total U.S. Treasury Obligations (Cost $299,039,424)		299,039,424
Total Short Term Investments (Cost $299,039,424)		299,039,424
Total Investments — 105.3% (Cost $366,494,742) *		366,494,742
Liabilities in Excess of Other Assets — (5.3)%		(18,297,466)
NET ASSETS — 100.0%		348,197,276

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(b)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Money Market Funds	August 31, 2026

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 71.6%
Alabama — 1.5%
Public Finance Authority
Series 2025-VRS219, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	35,400	35,400
Series 2026-VRS306, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	7,500	7,500
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF3549, GO, VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	4,070	4,070
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.48%, 9/17/2026 (a) (b)	100,000	100,000
Total Alabama		146,970
Alaska — 0.8%
Alaska Housing Finance Corp., Home Mortgage
Series 2009A, Rev., VRDO, LIQ : FHLB, 2.19%, 9/8/2026 (b)	30,200	30,200
Series 2007B, Rev., VRDO, LIQ : FHLB, 2.24%, 9/8/2026 (b)	27,330	27,330
City of Valdez, Exxon Pipeline Co., Project
Series 1993A, Rev., VRDO, 3.00%, 9/1/2026 (b)	1,715	1,715
Series 1993B, Rev., VRDO, 3.00%, 9/1/2026 (b)	15,665	15,665
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LOC : Royal Bank of Canada, 2.40%, 9/8/2026 (a) (b)	4,305	4,305
Total Alaska		79,215
Arizona — 3.1%
Arizona Board of Regents, State University Series 2025C, Rev., VRDO, 2.25%, 9/8/2026 (b)	70,800	70,800
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	45,110	45,110
Arizona Industrial Development Authority, Juniper Square Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	28,245	28,245
Arizona Industrial Development Authority, Multi-Family Housing Draw Down Sidney Village Project
Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	7,100	7,100
Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	14,915	14,915
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Arizona Industrial Development Authority, Multi-Family Housing Townhomes On Earley Project Series 2025A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	30,995	30,995
Arizona Industrial Development Authority, Multi-Family Housing, Sidney Village Project Series 2026, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	4,375	4,375
Deutsche Bank Spears
Series DB-8166, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	7,010	7,010
Series DB-8222, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	9,510	9,510
Maricopa County Industrial Development Authority, Banner Health Series 2026C, Rev., VRDO, 2.15%, 9/8/2026 (b)	15,025	15,025
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	21,000	21,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF8042, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,670	2,670
Series 2025-XL0609, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	20,625	20,625
Series 2026-CF7112, Rev., VRDO, LIQ : Citibank NA, 2.46%, 11/5/2026 (a) (b)	30,050	30,050
Total Arizona		307,430
Arkansas — 0.4%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project Series 2025, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	28,900	28,900
Arkansas Development Finance Authority, Single Family Mortgage-Backed Securities Loan Program Series 2026B, Rev., VRDO, GNMA / FNMA / FHLMC, 2.88%, 5/15/2027 (b)	8,500	8,500
Total Arkansas		37,400
California — 1.8%
Irvine Ranch Water District Series 2026A, VRDO, LOC : Bank of America NA, 1.95%, 9/8/2026 (b)	14,900	14,900
Metropolitan Water District of Southern California Series 2025B, Rev., VRDO, LIQ : PNC Bank NA, 2.05%, 9/8/2026 (b)	4,350	4,350
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	59

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Public Finance Authority
Series 2025-VRS212, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	28,500	28,500
Series 2025-VRS213, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	45,000	45,000
Series 2026-VRS226, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	10,000	10,000
Series 2026-VRS227, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	15,000	15,000
RIB Floater Trust Various States
Series 2026-1005, Rev., VRDO, LOC : Barclays Bank plc, 2.53%, 10/12/2026 (a) (b)	21,560	21,560
Series 2026-1006, Rev., VRDO, LOC : Barclays Bank plc, 2.53%, 10/12/2026 (a) (b)	5,695	5,695
San Francisco City and County Airport Commission Francisco International Airport Series 2026C-1, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.15%, 9/8/2026 (b)	24,950	24,950
Tender Option Bond Trust Receipts/Certificates
Series 2026-CF7089, Rev., VRDO, LOC : Citibank NA, 3.00%, 9/1/2026 (a) (b)	4,778	4,778
Series 2026-CF7109, Rev., VRDO, LOC : Citibank NA, 3.00%, 9/1/2026 (a) (b)	3,680	3,680
Series 2025-CF7005, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	6,871	6,871
Total California		185,284
Colorado — 0.8%
Deutsche Bank Spears Series 2025-DB-8167, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	8,960	8,960
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2026C-25, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	30,000	30,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,905	3,905
Series 2024-XL0549, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-XF8032, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,665	2,665
Wells Fargo Stage Trust Series 2026-003, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	30,000	30,000
Total Colorado		79,280
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — 1.9%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	25,875	25,941
City of New London, GO, BAN, 3.75%, 3/11/2027	27,610	27,825
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2020C-3, Rev., VRDO, LIQ : TD Bank NA, 2.24%, 9/8/2026 (b)	5,175	5,175
Series 2019F-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.26%, 9/8/2026 (b)	13,000	13,000
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.26%, 9/8/2026 (b)	14,500	14,500
State of Connecticut
Series 2026A, GO, 5.00%, 9/15/2026	2,000	2,002
Series 2026B, GO, 5.00%, 9/15/2026	1,250	1,251
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0558, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	5,705	5,705
Series 2024-XX1346, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,495	1,495
Series 2025-CF7067, Rev., VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	7,300	7,300
Town of Colchester, GO, BAN, 4.00%, 7/29/2027	19,560	19,783
Town of Griswold, GO, BAN, 4.00%, 1/28/2027	2,200	2,214
Town of Groton, GO, BAN, 4.00%, 4/22/2027	7,000	7,071
Town of Killingly Series B, GO, BAN, 4.00%, 11/10/2026	15,000	15,041
Town of North Haven, GO, BAN, 3.75%, 10/29/2026	6,250	6,261
Town of Oxford Series 2026, GO, BAN, 3.75%, 3/10/2027	15,080	15,196
Town of Stratford Series 2026B, GO, BAN, 4.00%, 6/22/2027	24,440	24,679
Total Connecticut		194,439
District of Columbia — 1.8%
Deutsche Bank Spears
Series DB-8232, GO, VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	3,165	3,165
Series 2025-DB8211, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	4,750	4,750
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Aviation Series 2009D-1, Rev., VRDO, LOC : TD Bank NA, 2.24%, 9/8/2026 (b)	12,450	12,450
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	40,000	40,000
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	13,625	13,625
Series 2025-CF7046, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	17,360	17,360
Series 2025-XF8012, Rev., VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (b)	8,000	8,000
Series 2025-XL0714, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	6,350	6,350
Series 2025-XX1403, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,990	3,990
Series 2025-ZF3379, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,270	3,270
Series 2025-ZF3380, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,660	4,660
Series 2026-XF3548, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2026-MS0111, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.44%, 10/29/2026 (a) (b)	8,985	8,985
Total District of Columbia		178,605
Florida — 5.5%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments II Ltd. Project Series 2008, Rev., VRDO, LOC : FNMA, 2.31%, 9/8/2026 (b)	1,245	1,245
County of Broward, Power and Light Co., Project
Series 2015, Rev., VRDO, 2.38%, 9/8/2026 (b)	43,600	43,600
Series 2018A, Rev., AMT, VRDO, 2.40%, 9/8/2026 (b)	20,000	20,000
County of Martin, Florida Power and Light Co., Project Series 2022, Rev., VRDO, 2.39%, 9/8/2026 (b)	16,025	16,025
County of St. Lucie, Power and Light Co., Project Series 2000, Rev., VRDO, 2.35%, 9/8/2026 (b)	89,300	89,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Deutsche Bank Spears
Series 2026-DB-8249, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	10,785	10,785
Series DB-8165, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	12,435	12,435
Florida Housing Finance Corp., Multi-Family Mortgage Brownsville Transit Village Series 2024B, Rev., GNMA COLL, 3.35%, 10/1/2026 (b)	2,250	2,250
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 2.28%, 9/8/2026 (b)	12,000	12,000
Lee County Industrial Development Authority, Florida Power and Light Co., Project Series 2016B, Rev., AMT, VRDO, 2.45%, 9/8/2026 (b)	15,000	15,000
Miami-Dade County Industrial Development Authority, Florida Power and Light Co., Project
Series 2024B, Rev., AMT, VRDO, 2.38%, 9/8/2026 (b)	32,500	32,500
Series 2024A, Rev., AMT, VRDO, 2.45%, 9/8/2026 (b)	20,000	20,000
Orange County Health Facilities Authority, The Nemours Foundation Project
Series 2009C-1, Rev., VRDO, LOC : TD Bank NA, 2.26%, 9/8/2026 (b)	200	200
Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 2.26%, 9/8/2026 (b)	130	130
Orlando Utilities Commission, Utility System
Series 2026B-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	35,000	35,000
Series 2026B-2, Rev., VRDO, LIQ : TD Bank NA, 3.05%, 9/1/2026 (b)	28,000	28,000
Pinellas County Housing Finance Authority, Booker Creek Apartments Series 2009, Rev., VRDO, LOC : FHLMC, 2.31%, 9/8/2026 (b)	3,660	3,660
Public Finance Authority
Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	45,000	45,000
Series 2025-VRS214, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	16,660	16,660
Series 2026-VRS230, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	11,500	11,500
Series 2026-VRS305, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	12,000	12,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	61

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project Series 2007, Rev., VRDO, LOC : Bank of America NA, 2.59%, 9/8/2026 (b)	6,550	6,550
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6040, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	8,000	8,000
Series 2024-BAML6041, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	2,560	2,560
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	3,805	3,805
Series 2026-XG0636, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	5,880	5,880
Series 2026-XG0642, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	8,115	8,115
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,775	1,775
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	22,105	22,105
Series 2023-XM1155, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	10,000	10,000
Series 2024-XL0548, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	5,625	5,625
Series 2024-YX1350, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	9,100	9,100
Series 2024-YX1351, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	12,080	12,080
Series 2025-XM1210, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,590	3,590
Series 2025-ZL0675, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,335	3,335
Series 2025-CF7017, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	7,580	7,580
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2025-CF7027, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	9,515	9,515
Series 2026-XG0632, Rev., VRDO, LOC : Deutsche Bank AG, 2.68%, 9/8/2026 (a) (b)	3,400	3,400
Total Florida		550,305
Georgia — 3.3%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.66%, 9/8/2026 (a) (b)	222,000	222,000
City of Atlanta Water and Wastewater, Subordinate Lien Series 2026, Rev., 5.00%, 11/1/2026	2,000	2,008
Development Authority of Monroe County (The), Florida Power and Light Co., Project Series 2017, Rev., AMT, VRDO, 2.49%, 9/8/2026 (b)	30,000	30,000
Metropolitan Atlanta Rapid Transit Authority Series 2026B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	42,300	42,300
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	4,800	4,800
Series 2025-XF3475, Rev., VRDO, GTD, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	7,720	7,720
Series 2025-XF3499, Rev., VRDO, GNMA / FNMA COLL, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	10,480	10,480
Series 2025-ZF1829, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,445	4,445
Series 2026-XG0650, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	5,545	5,545
Total Georgia		329,298
Idaho — 0.4%
State of Idaho Series 2026, GO, TAN, 4.00%, 6/30/2027	39,000	39,422
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0565, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	100	100
Total Idaho		39,522
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — 4.0%
County of Kane, Glenwood School for Boys Series 1993, Rev., VRDO, LOC : Northern Trust Co. (The), 2.56%, 9/8/2026 (b)	855	855
Illinois Finance Authority, American Youth Hostels Project Series 1998, Rev., VRDO, LOC : BMO Harris Bank NA, 2.28%, 9/8/2026 (b)	1,100	1,100
Illinois Finance Authority, Gotion Illinois New Energy, Inc., Project Series 2026A, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.36%, 9/8/2026 (a) (b)	23,000	23,000
Illinois Finance Authority, Northwestern University Series 2008B, Rev., VRDO, 2.30%, 9/8/2026 (b)	12,000	12,000
Illinois Finance Authority, University of Chicago Medical Center (The)
Series 2006E-2, Rev., VRDO, LOC : PNC Bank NA, 3.00%, 9/1/2026 (b)	6,000	6,000
Series 2009E-1, Rev., VRDO, LOC : PNC Bank NA, 3.00%, 9/1/2026 (b)	6,600	6,600
Illinois Finance Authority, University of Wesleyan Series 2012, Rev., VRDO, LOC : PNC Bank NA, 2.38%, 9/8/2026 (b)	10,400	10,400
Illinois Housing Development Authority, Alden Gardens Bloomingdale Series 2008, Rev., VRDO, LOC : BMO Harris Bank NA, 2.28%, 9/8/2026 (b)	6,005	6,005
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 2.45%, 9/8/2026 (b)	3,265	3,265
Public Finance Authority
Series 2025-VRS207, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	127,800	127,800
Series 2025-VRS220, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	10,000	10,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	75,000	75,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1338, GO, VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,960	3,960
Series 2025-XF1962, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2026-CF7091, Rev., VRDO, FHLMC COLL, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	5,500	5,500
Series 2026-XF3536, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,005	3,005
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2026-XX1467, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	6,745	6,745
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	1,010	1,010
Series 2019-XL0105, GO, VRDO, LOC : Barclays Bank plc, 2.34%, 9/8/2026 (a) (b)	6,950	6,950
Series 2022-XF3042, GO, VRDO, LOC : Barclays Bank plc, 2.34%, 9/8/2026 (a) (b)	9,655	9,655
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 2.34%, 9/8/2026 (a) (b)	81,910	81,910
Total Illinois		404,760
Indiana — 0.0% ^
Public Finance Authority Series 202A, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	5,000	5,000
Iowa — 1.6%
Deutsche Bank Spears Series 2026-DB-8235, Rev., VRDO, LOC : Deutsche Bank AG, 2.68%, 9/8/2026 (a) (b)	8,360	8,360
Iowa Finance Authority, CJ Bio America, Inc., Project Series 2021, Rev., VRDO, LOC : Korea Development Bank, 2.62%, 9/8/2026 (a) (b)	117,800	117,800
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc., Project Series 2011A, Rev., VRDO, 2.31%, 9/8/2026 (b)	29,300	29,300
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3500, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	4,005	4,005
Total Iowa		159,465
Kentucky — 1.4%
Kentucky Higher Education Student Loan Corp., Student Loan Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 2.55%, 9/8/2026 (b)	56,240	56,240
Public Finance Authority Series 2025-VRS203, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	39,000	39,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	63

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF8137, Rev., VRDO, LIQ : Bank of America NA, 3.08%, 9/1/2026 (a) (b)	16,000	16,000
Series 2026-MS0092, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 11/19/2026 (a) (b)	29,470	29,470
Total Kentucky		140,710
Louisiana — 2.6%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010A, Rev., VRDO, 3.00%, 9/1/2026 (b)	75,000	75,000
Parish of St. James, Nucor Steel Loisiana LLC Project Series 2010B-1, Rev., VRDO, 2.45%, 9/8/2026 (b)	1,000	1,000
Parish of St. James, Nucor Steel Louisiana LLC Project, Gulf Opportunity Zone Series 2010B-1, Rev., VRDO, 2.66%, 9/8/2026 (b)	10,000	10,000
Public Finance Authority Series 2025-VRS209, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	109,965	109,965
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-2, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	4,300	4,300
Series 2025C, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	24,600	24,600
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1971, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,750	2,750
Series 2024-XG0567, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.36%, 9/8/2026 (a) (b)	4,605	4,605
Series 2026-MS0096, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 10/22/2026 (a) (b)	29,615	29,615
Total Louisiana		261,835
Maine — 0.2%
Kennebunk Sewer District Series 2025, Rev., RAN, 4.00%, 11/18/2026	11,500	11,532
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maine — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1348, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	4,500	4,500
Series 2026-XG0646, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Total Maine		20,032
Maryland — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3258, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	10,445	10,445
Series 2025-CF7049, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	14,500	14,500
Series 2025-CF7060, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	7,000	7,000
Series 2026-CF7092, Rev., VRDO, FHA, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	4,250	4,250
Total Maryland		36,195
Massachusetts — 2.1%
Bristol-Plymouth Regional Vocational Technical School District, GO, BAN, 4.00%, 2/17/2027	22,095	22,263
City of Beverly Series 2026A, GO, BAN, 4.00%, 6/25/2027	6,300	6,367
City of Easthampton Series 2026, GO, BAN, 4.00%, 7/22/2027	3,000	3,034
City of New Bedford Series 2026, GO, BAN, 4.00%, 4/9/2027	16,448	16,588
City of Newburyport Series 2026, GO, BAN, 4.00%, 6/25/2027	9,778	9,887
City of Springfield Series 2026, GO, BAN, 3.75%, 4/30/2027	6,767	6,823
Dennis-Yarmouth Regional School District Series 2025, GO, BAN, 4.00%, 11/4/2026	11,556	11,584
Deutsche Bank Spears
Series 2025-DB8199, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,935	5,935
Series 2025-DB-8154, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	6,790	6,790
Massachusetts Bay Transportation Authority Sales Tax Series 2022A, Rev., VRDO, LIQ : TD Bank NA, 2.29%, 9/8/2026 (b)	14,225	14,225
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Health and Educational Facilities Authority, Capital Asset Program Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (b)	110	110
Mendon Upton Regional School District, GO, BAN, 4.00%, 8/26/2027	2,214	2,239
Public Finance Authority Series 2025-VRS211, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	35,000	35,000
RIB Floater Trust Various States Series 2026-1004, Rev., VRDO, LOC : Barclays Bank plc, 2.58%, 10/12/2026 (a) (b)	2,515	2,515
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	6,915	6,915
Town of Agawam, GO, BAN, 4.00%, 9/24/2026	4,400	4,404
Town of Amherst Series 2026, GO, BAN, 4.00%, 3/4/2027	8,653	8,725
Town of Arlington Series 2026, GO, BAN, 3.75%, 2/25/2027	7,000	7,044
Town of Auburn Series 2026, GO, BAN, 4.00%, 6/29/2027	6,167	6,231
Town of Bourne, GO, BAN, 4.00%, 1/28/2027	2,222	2,237
Town of Charlton, GO, BAN, 4.00%, 1/28/2027	1,599	1,609
Town of Chelmsford Series 2026, GO, BAN, 4.00%, 7/7/2027	19,273	19,482
Town of Hingham, GO, BAN, 4.00%, 2/12/2027	606	610
Town of Provincetown Series 2026, GO, BAN, 4.00%, 6/17/2027	1,821	1,840
Town of Uxbridge, GO, BAN, 4.00%, 7/22/2027	8,730	8,828
Total Massachusetts		211,285
Michigan — 1.1%
Michigan Finance Authority Series 2026A-1, Rev., 5.00%, 7/20/2027	5,000	5,096
Michigan Finance Authority, Trinity Health Credit Group Series 2017A-MI, Rev., 5.00%, 12/1/2026	2,010	2,022
Tender Option Bond Trust Receipts/Certificates
Series 2026-XF8153, Rev., VRDO, LIQ : TD Bank NA, 2.93%, 9/1/2026 (a) (b)	2,650	2,650
Series 2024-XL0573, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.05%, 9/1/2026 (a) (b)	3,565	3,565
Series 2025-XF3490, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 3.05%, 9/1/2026 (a) (b)	3,140	3,140
Series 2018-ZF2716, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,615	3,615
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Series 2023-XM1130, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	14,250	14,250
Series 2023-YX1320, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	14,130	14,130
Series 2024-XF3221, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	1,160	1,160
Series 2025-XF3406, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,940	4,940
Series 2025-XF3468, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	18,250	18,250
Series 2025-XF8087, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,625	2,625
Series 2025-XL0700, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,585	4,585
Series 2026-XL0748, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	8,120	8,120
University of Michigan Series 2012-A, Rev., VRDO, 2.14%, 9/8/2026 (b)	26,100	26,100
Total Michigan		114,248
Minnesota — 0.4%
County of Hennepin Series 2017B, GO, VRDO, LIQ : US Bank NA, 2.36%, 9/8/2026 (b)	17,525	17,525
Minnesota Housing Finance Agency, Residential Housing Finance Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.35%, 9/8/2026 (b)	12,930	12,930
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1876, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,435	1,435
Series 2023-XG0523, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	10,390	10,390
Total Minnesota		42,280
Mississippi — 2.9%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007C, Rev., VRDO, 3.00%, 9/1/2026 (b)	56,470	56,470
Series 2007E, Rev., VRDO, 3.00%, 9/1/2026 (b)	52,645	52,645
Series 2009A, Rev., VRDO, 3.00%, 9/1/2026 (b)	18,975	18,975
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	65

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Series 2009B, Rev., VRDO, 3.00%, 9/1/2026 (b)	14,200	14,200
Series 2009C, Rev., VRDO, 3.00%, 9/1/2026 (b)	25,550	25,550
Series 2009E, Rev., VRDO, 3.00%, 9/1/2026 (b)	17,600	17,600
Series 2009F, Rev., VRDO, 3.00%, 9/1/2026 (b)	9,165	9,165
Series 2009G, Rev., VRDO, 3.00%, 9/1/2026 (b)	19,415	19,415
Series 2010I, Rev., VRDO, 3.00%, 9/1/2026 (b)	72,925	72,925
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0546, COP, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,540	1,540
Total Mississippi		288,485
Missouri — 1.1%
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP Series 2009, Rev., VRDO, LOC : FHLMC, 2.31%, 9/8/2026 (b)	1,550	1,550
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2004A, Rev., VRDO, LIQ : Northern Trust Co. (The), 2.90%, 9/1/2026 (b)	8,500	8,500
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020C, Rev., VRDO, LOC : US Bank NA, 3.00%, 9/1/2026 (b)	2,305	2,305
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	21,100	21,100
Series 2024-C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	11,875	11,875
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	43,250	43,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	9,155	9,155
Series 2024-ZF1744, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,445	3,445
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Series 2026-XL0753, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	6,605	6,605
Total Missouri		110,285
Montana — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3447, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	18,700	18,700
Series 2026-XF1161, Rev., VRDO, LOC : Deutsche Bank AG, 2.63%, 9/8/2026 (a) (b)	25,000	25,000
Total Montana		43,700
Nebraska — 0.2%
RIB Floater Trust Various States Series 2026-1003, Rev., VRDO, LOC : Barclays Bank plc, 2.58%, 10/12/2026 (a) (b)	5,255	5,255
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0604, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	10,235	10,235
Total Nebraska		15,490
Nevada — 0.2%
Nevada Housing Division Series 2025, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	4,230	4,230
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3103, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	6,660	6,660
Series 2025-XF1954, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,900	2,900
Series 2025-XG0627, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	5,135	5,135
Total Nevada		18,925
New Hampshire — 1.0%
County of Merrimack Series 2026, GO, TAN, 3.50%, 12/23/2026	25,000	25,095
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — continued
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2024-E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	50,925	50,925
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	21,715	21,715
Total New Hampshire		97,735
New Jersey — 3.5%
Borough of Avalon, Water and Sewer Utility, GO, BAN, 4.00%, 2/2/2027	32,286	32,506
Borough of South Plainfield, General Improvement, Water Sewer Utility Series 2026A, GO, BAN, 4.00%, 4/8/2027	8,207	8,281
Borough of Woodland Park, Water Utility, GO, BAN, 4.00%, 4/29/2027	17,180	17,353
Camden County Improvement Authority (The), Open Space Trust Series 2026, Rev., GTD, 4.00%, 9/7/2027 (c)	2,565	2,596
City of Burlington Series 2026A, GO, BAN, 3.75%, 6/2/2027	6,573	6,624
City of Cape May, GO, BAN, 4.00%, 9/7/2027 (c)	18,000	18,213
City of Ocean City Series 2025B, GO, BAN, 3.75%, 10/8/2026	43,000	43,055
City of Somers Point Series 2026, GO, BAN, 4.00%, 8/25/2027	12,930	13,076
County of Hudson Series 2026, GO, BAN, 4.00%, 2/24/2027	11,620	11,695
County of Sussex Series 2026, GO, BAN, 4.00%, 6/23/2027	4,101	4,139
RIB Floater Trust Various States Series 2018-020, Rev., VRDO, LIQ : Barclays Bank plc, 2.34%, 9/8/2026 (a) (b)	16,340	16,340
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0470, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,925	3,925
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 2.38%, 9/8/2026 (a) (b)	9,935	9,935
Series 2024-CF7010, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	7,920	7,920
Town of Phillipsburg Series 2025, GO, BAN, 3.75%, 10/22/2026	18,253	18,283
Township of Gloucester, Sewer Utility Series 2026A, GO, BAN, 4.00%, 7/19/2027	25,667	25,944
Township of Lacey Series 2026A, GO, BAN, 3.50%, 5/3/2027	20,377	20,471
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Township of Maplewood, GO, BAN, 3.75%, 10/1/2026	20,426	20,447
Township of Monroe Series 2026, GO, BAN, 3.75%, 5/27/2027	11,675	11,773
Township of Mount Olive Series 2026, GO, BAN, 3.75%, 5/5/2027	19,500	19,660
Township of River Vale Series 2025, GO, BAN, 3.75%, 9/30/2026	8,200	8,208
Township of South Orange Village Series 2026, GO, BAN, 4.00%, 6/22/2027	20,391	20,610
Township of Union Series 2026, GO, BAN, 4.00%, 2/26/2027	11,912	12,011
Total New Jersey		353,065
New Mexico — 0.5%
County of Sandoval, Multi Family Sandoval Flats Project Series 2024A, Rev., VRDO, LOC : Barclays Bank plc, 2.20%, 9/8/2026 (b)	32,060	32,060
RIB Floater Trust Various States Series 2025-005, Rev., VRDO, LOC : Barclays Bank plc, 2.53%, 10/12/2026 (a) (b)	15,800	15,800
University of New Mexico (The), Subordinate Lien System Series 2002C, Rev., VRDO, LIQ : US Bank NA, 2.30%, 9/8/2026 (b)	5,400	5,400
Total New Mexico		53,260
New York — 12.3%
Akron Central School District Series 2026, GO, BAN, 4.00%, 6/30/2027	20,793	21,011
Albany City School District Series 2026B, GO, BAN, 3.75%, 6/24/2027	41,030	41,403
City of New York, Fiscal Year 2006 Series 2006, Subseries I-8, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (b)	300	300
City of New York, Fiscal Year 2013 Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.00%, 9/1/2026 (b)	11,400	11,400
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (b)	57,625	57,625
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.90%, 9/1/2026 (b)	49,855	49,855
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	2,950	2,950
City of New York, Fiscal Year 2025 Series 2025, Subseries G-3, GO, VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	7,950	7,950
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	67

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of Rome Series 2026, GO, BAN, 4.00%, 6/9/2027	28,183	28,457
City of Troy Series 2026A, GO, BAN, 4.00%, 7/23/2027	19,680	19,875
Deutsche Bank Spears
Series 2024-DB-8147, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,065	5,065
Series 2026DB-8259, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	10,390	10,390
Series DB-8164, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	22,795	22,795
Falconer Central School District Series 2026, GO, BAN, 4.00%, 6/17/2027	18,968	19,152
Hamburg Central School District
Series 2026, GO, BAN, 3.75%, 5/27/2027	15,000	15,126
Series 2026, GO, BAN, 4.00%, 5/27/2027	29,210	29,503
Metropolitan Transportation Authority
Subseries 2012G-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	18,000	18,000
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 3.00%, 9/1/2026 (b)	2,075	2,075
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	26,655	26,655
Subseries 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	270	270
Milford Central School District Series 2025, GO, BAN, 3.75%, 12/11/2026	11,985	12,022
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	18,825	18,825
Nassau County Local Economic Assistance Corp., Cold Harbor Laboratory Project Series 2024B, Rev., VRDO, LIQ : TD Bank NA, 2.30%, 9/8/2026 (b)	14,380	14,380
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2006A, Rev., VRDO, LOC : FNMA, 2.30%, 9/8/2026 (b)	22,450	22,450
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : Bank of New York Mellon (The), 2.99%, 9/1/2026 (b)	17,700	17,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (b)	4,075	4,075
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series 2014, Subseries AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.90%, 9/1/2026 (b)	900	900
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.95%, 9/1/2026 (b)	12,865	12,865
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026 Series 2026CC, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	29,795	29,795
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.26%, 9/8/2026 (b)	7,620	7,620
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015, Subseries A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.95%, 9/1/2026 (b)	19,590	19,590
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018, Subseries C-7, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	30,155	30,155
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 2.90%, 9/1/2026 (b)	82,110	82,110
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	49,695	49,695
Series 2025 Subseries C-4, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.28%, 9/8/2026 (b)	75,860	75,860
North Syracuse Central School District Series 2026A, GO, BAN, 4.00%, 7/30/2027	15,263	15,425
Public Finance Authority Series 202A, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.10%, 9/1/2026 (a) (b)	17,800	17,800
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	35,000	35,000
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	14,600	14,600
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	17,000	17,000
Series 2026-E-170, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	15,000	15,000
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	53,050	53,050
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	62,050	62,050
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	25,835	25,835
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1009, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,445	4,445
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	5,625	5,625
Series 2022-ZL0393, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,050	2,050
Series 2023-XF1644, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	6,470	6,470
Series 2023-XF3182, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,755	2,755
Series 2023-XG0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,110	4,110
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	20,000	20,000
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,800	3,800
Series 2023-XX1323, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	6,000	6,000
Series 2025-XF1882, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,000	3,000
Series 2025-XF1942, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,520	3,520
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	400	400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-XF3438, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,375	3,375
Series 2025-XF3456, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,000	5,000
Series 2025-XG0633, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	6,450	6,450
Series 2025-XM1261, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-XM1262, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,250	1,250
Series 2025-ZF3418, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	5,000	5,000
Series 2026-XF8168, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,200	3,200
Series 2026-XF8177, GO, VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2026-YX1480, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,925	2,925
Series 2026-MS0112, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.46%, 10/29/2026 (a) (b)	3,275	3,275
Series 2026-MS0119E, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.44%, 11/12/2026 (a) (b)	8,580	8,580
Thousand Islands Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	16,610	16,781
Town of Colonie Series 2026, GO, BAN, 4.00%, 3/5/2027	1,122	1,133
Town of Oyster Bay Series 2026, GO, BAN, 4.00%, 3/5/2027	162	163
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005, Subseries B-4A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	16,495	16,495
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (b)	700	700
Yorkshire-Pioneer Central School District Series 2026, GO, BAN, 4.00%, 7/1/2027	25,200	25,446
Total New York		1,239,272
North Carolina — 0.8%
City of Charlotte Series 2026A, COP, 5.00%, 12/1/2026	2,000	2,013
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	69

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc. Series 2010, Rev., VRDO, LOC : Credit Industriel et Commercial, 2.42%, 9/8/2026 (b)	23,985	23,985
Public Finance Authority Series 2025-VRS218, Class A, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates Series 2025-CF7068, GO, VRDO, LIQ : Citibank NA, 2.44%, 10/15/2026 (a) (b)	28,335	28,335
Total North Carolina		79,333
Ohio — 3.6%
City of Hamilton, Limited Tax Various Purpose Series 2025, GO, BAN, 4.00%, 12/15/2026	12,315	12,364
City of Sidney Series 2025, GO, BAN, 3.75%, 10/7/2026	16,220	16,240
County of Hamilton Sales Tax Series 2025, Rev., BAN, 5.00%, 12/1/2026 (d)	38,000	38,210
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2013B-3, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (b)	2,550	2,550
Ohio State University (The), General Receipts Series 2023D-1, Rev., VRDO, 2.27%, 9/8/2026 (b)	25,250	25,250
Public Finance Authority
Series 2025-VRS210, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	5,000	5,000
Series 2025-VRS216, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	24,950	24,950
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E-134, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	20,280	20,280
Series 2019-E-132, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	42,350	42,350
Series E-164 29, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	8,650	8,650
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	8,000	8,000
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation Series 2025B, Rev., VRDO, 2.15%, 9/8/2026 (b)	91,620	91,620
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	9,470	9,470
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series 2024-XG0586, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	36,340	36,340
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,800	2,800
Series 2024-XL0553, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,635	3,635
Series 2025-XM1208, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	5,200	5,200
Series 2026-XF3543, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,530	4,530
Series 2026-XX1484, GO, VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	8,545	8,545
Total Ohio		365,984
Oklahoma — 0.7%
Public Finance Authority Series 2025-VRS401, Class A, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	55,710	55,710
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	2,220	2,220
Series 2025-XF3491, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	8,000	8,000
Total Oklahoma		65,930
Oregon — 0.1%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1929, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2026-CF7076, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	8,515	8,515
Total Oregon		12,515
Other — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	20,000	20,000
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	15,000	15,000
Series 2024-CF7009, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	7,475	7,475
Total Other		42,475
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — 1.0%
Deutsche Bank Spears Series DB-8161, Rev., VRDO, LOC : Deutsche Bank AG, 3.30%, 9/1/2026 (a) (b)	19,945	19,945
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 2.32%, 9/8/2026 (b)	10,320	10,320
Pennsylvania Turnpike Commission Series 2023B, Rev., VRDO, LOC : TD Bank NA, 2.28%, 9/8/2026 (b)	200	200
Public Finance Authority Series 2025-VRS302, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	26,020	26,020
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0594, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.05%, 9/1/2026 (a) (b)	2,330	2,330
Series 2024-XG0595, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.05%, 9/1/2026 (a) (b)	1,880	1,880
Series 2026-XX1487, Rev., VRDO, LIQ : Barclays Bank plc, 3.08%, 9/1/2026 (a) (b)	3,085	3,085
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,600	2,600
Series 2024-XF1700, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	6,755	6,755
Series 2024-ZF1772, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,580	3,580
Series 2025-XF1939, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	6,855	6,855
Series 2025-XF3344, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,000	2,000
Series 2025-XG0626, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2025-XX1404, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	12,375	12,375
Total Pennsylvania		101,945
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island Series 2003, Rev., VRDO, LOC : Bank of America NA, 2.50%, 9/8/2026 (b)	700	700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 0.8%
Public Finance Authority Series 2025-VRS208, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	54,200	54,200
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 2.47%, 9/8/2026 (b)	31,550	31,550
Total South Carolina		85,750
South Dakota — 0.0% ^
South Dakota Health and Educational Facilities Authority, Sanford Series 2025D-2, Rev., VRDO, 2.10%, 9/8/2026 (b)	1,600	1,600
Tennessee — 0.3%
Public Finance Authority Series 2026-VRS229, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	10,315	10,315
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	9,620	9,620
Total Tennessee		29,935
Texas — 3.5%
Deutsche Bank Spears
Series 2026BB, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,000	5,000
Series 2026DB-8253, GO, VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	6,375	6,375
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 3.30%, 9/1/2026 (a) (b)	12,435	12,435
Series 2025-DB-8156, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,645	5,645
Series DB-8186, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	3,165	3,165
Series DB-8187, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2026C, Rev., VRDO, 2.35%, 9/8/2026 (b)	22,000	22,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	71

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series 2010, Rev., VRDO, 3.00%, 9/1/2026 (b)	59,700	59,700
Series 2011, Rev., VRDO, 3.00%, 9/1/2026 (b)	977	977
Series 2012, Rev., VRDO, 3.00%, 9/1/2026 (b)	12,800	12,800
Lubbock Independent School District Series 2005A, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (b)	3,525	3,525
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	9,800	9,800
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3259, Rev., VRDO, LIQ : Bank of America NA, 3.08%, 9/1/2026 (a) (b)	7,590	7,590
Series 2025-BAML6036, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	7,560	7,560
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	7,050	7,050
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	7,450	7,450
Series 2025-XG0610, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	20,210	20,210
Series 2025-XG0629, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	5,005	5,005
Series 2026-XG0641, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	9,375	9,375
Series 2023-XG0535, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	8,000	8,000
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	6,265	6,265
Series 2025-CF7036, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	11,625	11,625
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2025-CF7065, GO, VRDO, PSF-GTD, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	5,700	5,700
Series 2025-XF1997, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (b)	2,650	2,650
Series 2025-XF3414, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2025-XG0616, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	1,600	1,600
Series 2025-XG0622, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2025-XL0593, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	5,000	5,000
Series 2025-XL0668, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	4,330	4,330
Series 2025-ZL0661, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,360	1,360
Series 2025-ZL0662, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	1,640	1,640
Series 2026-XF3517, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2026-XF3542, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	2,665	2,665
Series 2026-XF8148, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	5,470	5,470
Series 2025-XF1902, GO, VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	7,685	7,685
Series 2026-XF8134, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	2,225	2,225
Series 2026-XF8144, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	3,600	3,600
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	7,435	7,435
Series 2026-CF7073, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	16,680	16,680
Series 2023-BAML6013, Rev., VRDO, LOC : Bank of America NA, 2.41%, 9/8/2026 (a) (b)	7,200	7,200
Series 2026-CF7113, Rev., VRDO, LIQ : Citibank NA, 2.43%, 11/5/2026 (a) (b)	5,700	5,700
Series 2026-MS0098E, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.48%, 11/19/2026 (a) (b)	14,875	14,875
Total Texas		354,022
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 0.9%
Public Finance Authority
Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	33,725	33,725
Series 2025-VRS217, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	33,300	33,300
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022-C-20, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,350	3,350
Series 2025-XF3472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	1,705	1,705
Virginia Housing Development Authority, Commonwealth Mortgage Series 2026J, Rev., VRDO, GNMA / FNMA / FHLMC, 2.80%, 6/1/2027 (b)	10,310	10,310
Total Virginia		92,390
Washington — 0.5%
Deutsche Bank Spears
Series 2025-DB8163, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	11,875	11,875
Series DB-8162, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	9,495	9,495
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1963, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-XF1955, Rev., VRDO, LIQ : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	8,000	8,000
Series 2026-CF7085, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	15,616	15,616
Total Washington		48,736
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025A-1, Rev., AMT, VRDO, 2.69%, 9/8/2026 (b)	20,500	20,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — 1.5%
Public Finance Authority Series 2025-VRS221, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	25,000	25,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	18,300	18,300
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	8,000	8,000
Series 2024-XG0576, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	5,925	5,925
Series 2024-XL0554, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	7,500	7,500
Series 2024-XL0570, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	3,500	3,500
Series 2025-YX1447, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	6,700	6,700
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Credit Group Series 2025B, Rev., VRDO, LOC : Truist Bank, 2.32%, 9/8/2026 (b)	37,880	37,880
Wisconsin Housing and Economic Development Authority Housing Series 2023C, Rev., VRDO, LIQ : FHLB, 2.28%, 9/8/2026 (b)	10,000	10,000
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 2.30%, 9/8/2026 (b)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 2.30%, 9/8/2026 (b)	4,000	4,000
Series 2025C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.30%, 9/8/2026 (b)	9,000	9,000
Total Wisconsin		153,205
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	73

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0598, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	5,105	5,105
Wyoming Community Development Authority Series 2023-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 2.25%, 9/8/2026 (b)	3,200	3,200
Total Wyoming		8,305
Total Municipal Bonds (Cost $7,207,100)		7,207,100
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.1%
California — 1.3%
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 2.35%, 9/8/2026# (a)	21,000	21,000
Series 4, LIQ : Royal Bank of Canada, 2.35%, 9/8/2026# (a)	72,500	72,500
Series 1-1362, LIQ : Societe Generale, 2.37%, 9/8/2026# (a)	41,200	41,200
Total California		134,700
New Jersey — 0.3%
BlackRock MuniHoldings New Jersey Quality Fund, Inc. Series W-7-1727, LIQ : Bank of America NA, 2.44%, 9/8/2026# (a)	25,000	25,000
New York — 0.3%
Nuveen New York AMT - Free Quality Municipal Income Fund Series 5, LIQ : TD Bank NA, 2.35%, 9/8/2026# (a)	34,200	34,200
Other — 7.2%
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	15,000	15,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.42%, 9/8/2026# (a)	50,000	50,000
Series W-7, LIQ : TD Bank NA, 2.44%, 9/8/2026# (a)	31,100	31,100
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.33%, 9/8/2026# (a)	205,300	205,300
INVESTMENTS ††	SHARES (000)	VALUE ($000)

Other — continued
Series 5, LIQ : Societe Generale, 2.33%, 9/8/2026# (a)	80,200	80,200
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 2.36%, 9/8/2026# (a)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 2.37%, 9/8/2026# (a)	148,400	148,400
Nuveen AMT-Free Quality Municipal Income Fund Series LIQ : Bank of America NA, 2.35%, 9/8/2026# (a)	20,000	20,000
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	125,000	125,000
Series 1-2118, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	26,600	26,600
Total Other		726,600
Total Variable Rate Demand Preferred Shares (Cost $920,500)		920,500
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 19.3%
Commercial Paper — 19.3%
Board of Governors University of North Carolina, 2.62%, 10/20/2026	1,000	1,000
Board of Regents of the University of Texas System
Series A, 2.55%, 10/6/2026	25,000	25,000
Series C-2, 2.53%, 10/7/2026	25,000	25,000
Series A, 2.55%, 10/8/2026	25,000	25,000
Series A, 2.52%, 10/15/2026	25,000	25,000
Series A, 2.60%, 11/4/2026	25,000	25,000
Series A, 2.60%, 11/16/2026	23,500	23,500
Series A, 2.63%, 12/16/2026	18,299	18,299
Series A, 2.60%, 1/6/2027	25,000	25,000
Series A, 2.60%, 1/14/2027	25,000	25,000
Board of Trustees of Michigan State University
Series TE-H, 2.55%, 9/22/2026	3,615	3,615
Series TE-H, 2.62%, 11/3/2026	14,479	14,479
Charlotte Water and Sewer System Series 2026, 2.65%, 11/3/2026	7,840	7,840
City Of Garland Water and Sewer System Series 2015, 2.64%, 10/22/2026	60,000	60,000
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
City of Houston
Series H-2, 2.65%, 9/2/2026	20,000	20,000
Series H-2, 2.65%, 9/2/2026	10,000	10,000
Series G-2, 2.65%, 9/8/2026	12,000	12,000
Series G-2, 2.75%, 9/29/2026	40,000	40,000
City of Jacksonville Series 92, 2.60%, 11/17/2026	28,300	28,300
City of Philadelphia Water and Wastewater Series C, 2.57%, 9/9/2026	1,450	1,450
County of Harris
Series C-2, 2.45%, 9/3/2026	470	470
Series C-2, 2.45%, 9/3/2026	100	100
Series C-2, 2.62%, 9/8/2026	1,880	1,880
Series K-2, 2.60%, 9/9/2026	1,410	1,410
Series K-2, 2.64%, 9/9/2026	430	430
Series K-2, 2.65%, 9/9/2026	6,660	6,660
Series J-1, 2.64%, 9/22/2026	690	690
Series J-1, 2.65%, 9/22/2026	220	220
Series B, 2.64%, 10/2/2026	410	410
County of Harris Toll Road Series K, 2.62%, 9/8/2026	3,170	3,170
County of King Series A, 2.60%, 11/9/2026	6,000	6,000
County of Montgomery Series 10-B, 2.63%, 11/5/2026	61,000	61,000
Dallas Fort Worth International Airport
2.53%, 10/7/2026	50,000	49,986
2.56%, 10/15/2026	10,000	9,998
2.60%, 11/10/2026	3,914	3,914
2.64%, 11/10/2026	23,555	23,553
Health and Educational Facilities Authority of the State of Missouri
Series 14-E, 2.60%, 9/16/2026	50,000	50,000
Series 14-C, 2.62%, 9/24/2026	50,000	50,000
Series 14-B, 2.63%, 10/8/2026	50,000	50,000
Indiana Finance Authority Series D-2, 2.65%, 12/1/2026	35,000	35,000
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 2.62%, 9/3/2026	73,598	73,598
Series A-1, 2.62%, 12/1/2026	20,000	20,000
Lower Colorado River Authority Series B, 2.65%, 9/28/2026	11,000	11,000
Minnesota Agricultural and Economic Development
Series 2025, 2.62%, 10/21/2026	23,000	22,998
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series 2025, 2.66%, 11/12/2026	30,000	30,000
Municipal Electric Authority of Georgia Series TE-B, 2.63%, 11/4/2026	20,000	20,000
New York State Dormitory Authority
2.58%, 9/1/2026	11,500	11,500
2.65%, 9/1/2026	20,000	20,000
2.57%, 10/1/2026	40,000	40,000
Series TE, 2.60%, 10/1/2026	10,500	10,499
2.63%, 10/1/2026	50,000	50,000
Series TE, 2.70%, 11/4/2026	21,717	21,717
Omaha Public Power District
Series A, 2.52%, 9/1/2026	15,000	15,000
Series A, 2.54%, 10/7/2026	5,000	5,000
Series A, 2.60%, 11/3/2026	5,000	5,000
Series A, 2.63%, 11/4/2026	13,700	13,700
Pennsylvania Higher Educational Facilities
2.62%, 9/16/2026	25,000	25,000
2.62%, 9/24/2026	25,000	25,000
2.55%, 10/1/2026	25,000	24,999
Rhode Island Health And Educational Building Corp, 2.57%, 10/23/2026	22,612	22,612
Rhode Island Health And Educational Building Corp.
2.50%, 9/1/2026	18,083	18,083
2.58%, 10/15/2026	20,192	20,192
2.55%, 11/3/2026	24,155	24,155
2.60%, 11/17/2026	19,400	19,400
2.60%, 12/1/2026	24,135	24,135
2.70%, 12/15/2026	10,000	10,000
San Antonio Tex Series F, 2.60%, 11/16/2026	15,000	15,000
South Dakota Health and Educational Facilities Series A, 2.70%, 11/3/2026	18,437	18,437
Southwestern Illinois Development Authority
Series 17-B, 2.63%, 9/3/2026	49,870	49,870
Series 17-B, 2.66%, 10/1/2026	15,000	15,000
Texas A&M University
Series B, 2.58%, 10/29/2026	10,000	10,000
Series B, 2.65%, 11/19/2026	86,000	86,000
Series B, 2.63%, 12/3/2026	17,845	17,845
Texas Public Finance Authority
Series 19, 2.63%, 9/22/2026	82,050	82,050
Series 19, 2.65%, 9/23/2026	86,325	86,325
Series 19, 2.65%, 9/24/2026	25,508	25,508
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	75

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
University Millennium Park LLC
Series H, 2.53%, 10/6/2026	2,870	2,870
Series H, 2.63%, 12/2/2026	3,550	3,550
University Of Massachusetts Building Authority Series 13B-1, 2.64%, 12/3/2026	23,214	23,214
University of Minnesota
Series H, 2.53%, 9/2/2026	50,000	50,000
Series F, 2.53%, 9/9/2026	30,100	30,100
University of Virginia Series 03-A, 2.53%, 10/15/2026	35,500	35,500
Virginia Small Business Financing Authority
Series 2025, 2.62%, 9/17/2026	17,250	17,250
Series 2025, 2.60%, 10/21/2026	15,000	15,000
Total Commercial Paper (Cost $1,937,481)		1,937,481
Total Short Term Investments (Cost $1,937,481)		1,937,481
Total Investments — 100.0% (Cost $10,065,081) *		10,065,081
Liabilities in Excess of Other Assets — (0.0)% ^		(4,612)
NET ASSETS — 100.0%		10,060,469

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Money Market Funds	August 31, 2026

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 88.0%
Alabama — 1.0%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XM1131, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	4,000	4,000
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.48%, 9/17/2026 (a) (b)	24,600	24,600
Total Alabama		28,600
Alaska — 1.3%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 3.00%, 9/1/2026 (b)	18,595	18,595
City of Valdez, Exxon Pipeline Co., Project Series 1993C, Rev., VRDO, 3.00%, 9/1/2026 (b)	13,350	13,350
Tender Option Bond Trust Receipts/Certificates Series 2024-XF1788, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	5,625	5,625
Total Alaska		37,570
Arizona — 0.7%
Deutsche Bank Spears Series 2026-DB-8230, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	6,620	6,620
Maricopa County Industrial Development Authority, Banner Health Series 2026C, Rev., VRDO, 2.15%, 9/8/2026 (b)	9,975	9,975
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	2,755	2,755
Total Arizona		19,350
Arkansas — 2.4%
Arkansas Development Finance Authority, Green Bay Packaging, Inc., Project Series 2025, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	68,600	68,600
California — 5.7%
California Housing Finance Agency, Multi-Family Housing 5032 Coliseum Street Project Series 2025NN, Rev., VRDO, 2.95%, 10/1/2026 (b)	5,000	5,000
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 1997A, Rev., VRDO, LOC : FNMA, 2.27%, 9/8/2026 (b)	8,500	8,500
RIB Floater Trust Various States Series 2026-003, Rev., VRDO, LOC : Barclays Bank plc, 2.48%, 9/3/2026 (a) (b)	13,250	13,250
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
San Francisco City and County Airport Commission Francisco International Airport
Series 2026, Subseries C-2, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.15%, 9/8/2026 (b)	10,000	10,000
Series 2026E, Rev., AMT, VRDO, LOC : Barclays Bank plc, 2.30%, 9/8/2026 (b)	38,900	38,900
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6045, Rev., VRDO, LOC : Bank of America NA, 3.08%, 9/1/2026 (a) (b)	15,000	15,000
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	12,000	12,000
Series 2024-BAML6024, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	17,955	17,955
Series 2025-CF7069, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	17,377	17,377
Series 2025-CF7071, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	5,635	5,635
Series 2025-XF3473, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	5,000	5,000
Series 2025-ZF3388, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	1,540	1,540
Series 2025-ZF3389, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (b)	2,010	2,010
Series 2025-CF7005, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	9,815	9,815
Total California		161,982
Colorado — 3.5%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP Series 2001, Rev., VRDO, LOC : FHLMC, 2.30%, 9/8/2026 (b)	275	275
Fort Collins-Loveland Water District Series 2025, Rev., 5.00%, 12/1/2026	1,100	1,106
Maiker Housing Partners Multi-family, Overlook at Thorton Series 2023, Rev., VRDO, 2.75%, 11/1/2026 (b)	3,300	3,300
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2026C-25, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1826, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	4,430	4,430
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	77

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	6,875	6,875
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	10,125	10,125
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	4,800	4,800
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Bank of America NA, 2.33%, 9/8/2026 (a) (b)	1,745	1,745
Series 2023-XF1621, Rev., VRDO, LIQ : Bank of America NA, 2.33%, 9/8/2026 (a) (b)	3,750	3,750
Series 2023-XM1151, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	3,750	3,750
Series 2024-ZF1771, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	1,670	1,670
Series 2025-CF7028, Rev., VRDO, LIQ : Citibank NA, 2.33%, 9/8/2026 (a) (b)	20,610	20,610
Series 2026-CF7099, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	11,113	11,113
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-ZF3300, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.36%, 9/8/2026 (a) (b)	1,000	1,000
Series 2025-ZF3462, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.36%, 9/8/2026 (a) (b)	3,430	3,430
Total Colorado		100,849
Connecticut — 0.8%
Tender Option Bond Trust Receipts/Certificates Series 2026-MS0097, GO, GAN, VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 10/22/2026 (a) (b)	18,995	18,995
Town of Windham Series 2026, GO, BAN, 3.75%, 9/25/2026	2,960	2,962
Total Connecticut		21,957
District of Columbia — 0.6%
Metropolitan Washington Airports Authority Aviation Subseries A-1, Rev., AMT, VRDO, LOC : TD Bank NA, 2.29%, 9/8/2026 (b)	16,350	16,350
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	355	355
Total District of Columbia		16,705
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — 7.7%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Oaks Phase I Ltd. Project Series 2006, Rev., AMT, VRDO, LOC : Citibank NA, 2.38%, 9/8/2026 (b)	2,305	2,305
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 2.30%, 9/8/2026 (b)	12,940	12,940
County of Broward Series 2007A, Rev., AMT, VRDO, LOC : Citibank NA, 2.35%, 9/8/2026 (b)	6,050	6,050
County of St. Lucie, Power and Light Co., Project Series 2003, Rev., VRDO, 2.40%, 9/8/2026 (b)	53,600	53,600
Florida Housing Finance Corp., College Park Holdings Ltd. Project Series 2006D, Rev., VRDO, LIQ : FHLMC, 2.37%, 9/8/2026 (b)	6,075	6,075
Highlands County Health Facilities Authority, AdventHealth Obligated Group Series 2007A-2, Rev., VRDO, 2.28%, 9/8/2026 (b)	17,320	17,320
Hillsborough County Industrial Development Authority, BayCare Health System Series 2020B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	1,350	1,350
Miami-Dade County Industrial Development Authority, Florida Power and Light Co., Project Series 2024A, Rev., AMT, VRDO, 2.45%, 9/8/2026 (b)	23,500	23,500
Orlando Utilities Commission, Utility System Series 2026B-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	15,000	15,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	4,445	4,445
Series 2025-YX1371, Rev., VRDO, LOC : Barclays Bank plc, 3.30%, 9/1/2026 (a) (b)	4,280	4,280
Series 2024-XF3239, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	8,915	8,915
Series 2024-XF3242, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	3,340	3,340
Series 2023-XL0430, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-XF1849, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	3,430	3,430
Series 2025-XG0614, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	6,000	6,000
Series 2025-XL0592, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	5,350	5,350
Series 2023-XX1322, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	4,085	4,085
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2025-ZF8050, Rev., VRDO, LIQ : Bank of America NA, 2.33%, 9/8/2026 (a) (b)	5,625	5,625
Series 2026-XX1452, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	4,000	4,000
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	2,440	2,440
Series 2023-XF1637, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	4,500	4,500
Series 2025-ZF3383, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.36%, 9/8/2026 (a) (b)	4,980	4,980
Series 2023-ZF3205, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.38%, 9/8/2026 (a) (b)	5,000	5,000
Series 2022-XL0290, Rev., VRDO, LIQ : Deutsche Bank AG, 2.42%, 9/8/2026 (a) (b)	13,190	13,190
Total Florida		221,470
Georgia — 3.8%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc., Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.66%, 9/8/2026 (a) (b)	66,000	66,000
Deutsche Bank Spears Series 2026-DB-8248, Rev., VRDO, LIQ : Deutsche Bank AG, 2.42%, 9/8/2026 (a) (b)	2,005	2,005
Development Authority of Monroe County (The), Florida Power and Light Co., Project Series 2019, Rev., AMT, VRDO, 2.45%, 9/8/2026 (b)	2,720	2,720
Development Authority of Monroe County (The), Gulf Power Co., Project Series 2019, Rev., AMT, VRDO, 2.49%, 9/8/2026 (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XG0630, Rev., VRDO, LIQ : Deutsche Bank AG, 2.33%, 9/8/2026 (a) (b)	10,050	10,050
Series 2025-ZF3409, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	3,330	3,330
Series 2026-XF8191, Rev., VRDO, LIQ : Bank of America NA, 2.35%, 9/8/2026 (a) (b)	6,000	6,000
Total Georgia		110,105
Hawaii — 1.2%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0589, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	2,000	2,000
Series 2025-XL0631, Rev., VRDO, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	4,220	4,220
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hawaii — continued
Series 2025-XM1289, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	9,335	9,335
Series 2025-XM1308, Rev., VRDO, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	2,440	2,440
Series 2025-XX1443, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	3,335	3,335
Series 2025-YX1376, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	2,730	2,730
Series 2025-YX1377, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	2,220	2,220
Series 2025-XF8031, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	5,615	5,615
Series 2025-ZF1831, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	2,705	2,705
Total Hawaii		34,600
Illinois — 3.5%
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2024C, Rev., AMT, 5.00%, 1/1/2027	8,575	8,638
County of Cook Sales Tax Series 2026, Rev., 5.00%, 11/15/2026	1,120	1,125
Illinois Finance Authority, Gotion Illinois New Energy, Inc., Project Series 2026A, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.36%, 9/8/2026 (a) (b)	40,000	40,000
Public Finance Authority Series 2026-VRS223, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	10,000	10,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2025-G-128, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	5,930	5,930
Series 2025-E-169, GO, VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	10,000	10,000
RIB Floater Trust Various States Series 2025-002, Rev., VRDO, LOC : Barclays Bank plc, 2.58%, 10/5/2026 (a) (b)	6,310	6,310
State of Illinois
Series 2020B, GO, 5.00%, 10/1/2026	2,650	2,655
Series 2024B, GO, 5.00%, 10/1/2026	1,080	1,082
Series 2017D, GO, 5.00%, 11/1/2026	2,135	2,142
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	250	250
Series 2022-XX1243, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	5,625	5,625
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	79

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2025-ZF1923, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	2,500	2,500
Series 2023-XG0538, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	3,765	3,765
Total Illinois		100,022
Indiana — 0.1%
City of Hammond, Cargill, Inc. Project Series 2005, Rev., VRDO, 2.45%, 9/8/2026 (b)	3,600	3,600
Iowa — 0.9%
Iowa Finance Authority, Chevron USA, Inc., Project Series 2024, Rev., AMT, VRDO, 3.05%, 9/1/2026 (b)	16,475	16,475
Iowa Finance Authority, Multi-Family Housing Series A, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.35%, 9/8/2026 (b)	10,525	10,525
Total Iowa		27,000
Kentucky — 3.5%
Kentucky Higher Education Student Loan Corp., Student Loan Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 2.55%, 9/8/2026 (b)	21,990	21,990
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999A, Rev., VRDO, 3.00%, 9/1/2026 (b)	49,900	49,900
Series 1999C, Rev., VRDO, 3.00%, 9/1/2026 (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3181, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	4,380	4,380
Series 2024-XG0578, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.36%, 9/8/2026 (a) (b)	5,220	5,220
Total Kentucky		101,490
Louisiana — 2.1%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, Exxon Mobil Corp. Series 1998, Rev., VRDO, 3.05%, 9/1/2026 (b)	9,000	9,000
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010A, Rev., VRDO, 3.00%, 9/1/2026 (b)	1,125	1,125
Series 2010B, Rev., VRDO, 3.00%, 9/1/2026 (b)	1,375	1,375
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
Louisiana Public Facilities Authority, Chevron USA, Inc., Projects Series 2024, Rev., AMT, VRDO, 3.05%, 9/1/2026 (b)	22,230	22,230
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025C, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	4,500	4,500
Tender Option Bond Trust Receipts/Certificates
Series 2025-XG0612, Rev., VRDO, A.G. - CR, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	2,000	2,000
Series 2026-MS0096, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 10/22/2026 (a) (b)	20,000	20,000
Total Louisiana		60,230
Maryland — 3.0%
Deutsche Bank Spears Series 2023-DB-8096, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,600	5,600
Maryland Community Development Administration, Housing and Community Development
Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (b)	3,750	3,750
Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (b)	27,385	27,385
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2018B, Rev., AMT, VRDO, LOC : PNC Bank NA, 2.36%, 9/8/2026 (b)	6,040	6,040
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6033, Rev., VRDO, LOC : Bank of America NA, 3.15%, 9/1/2026 (a) (b)	16,125	16,125
Series 2024-BAML6034, Rev., VRDO, LOC : Bank of America NA, 3.15%, 9/1/2026 (a) (b)	10,100	10,100
Series 2024-BAML6035, Rev., VRDO, LOC : Bank of America NA, 3.15%, 9/1/2026 (a) (b)	5,510	5,510
Series 2026-MS0132E, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 11/19/2026 (a) (b)	10,320	10,320
Washington Suburban Sanitary District, Multi-Modal Series B, Rev., BAN, VRDO, GTD, LIQ : TD Bank NA, 3.05%, 9/1/2026 (b)	1,765	1,765
Total Maryland		86,595
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 1.9%
City of Brockton, GO, BAN, 5.00%, 10/8/2026	7,050	7,066
City of Haverhill Series 2026, GO, BAN, 4.00%, 5/7/2027	2,360	2,377
City of Lawrence Series 2026, GO, BAN, 4.00%, 9/1/2027 (c)	5,252	5,296
City of Pittsfield Series 2026, GO, BAN, 4.00%, 2/19/2027	3,373	3,389
City of Salem Series 2026, GO, BAN, 4.00%, 11/20/2026	4,584	4,595
Deutsche Bank Spears
Series 2025-DBE-8183, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	4,765	4,765
Series 2026-DB-8228, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	3,000	3,000
Monomoy Regional School District, GO, BAN, 4.00%, 9/18/2026	4,406	4,409
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	2,775	2,775
Town of Mansfield Series 2026, GO, BAN, 3.25%, 9/24/2026	10,000	10,004
Town of Natick Series 2026, GO, BAN, 3.75%, 6/17/2027	4,015	4,044
Town of Southborough, GO, BAN, 3.75%, 1/28/2027	2,900	2,908
Total Massachusetts		54,628
Michigan — 2.3%
Michigan State Housing Development Authority, Rental Housing Series 2016C, Rev., AMT, VRDO, LIQ : FHLB, 2.44%, 9/8/2026 (b)	42,095	42,095
Michigan State Housing Development Authority, Single Family Mortgage Series 2006C, Rev., VRDO, LIQ : FHLB, 2.30%, 9/8/2026 (b)	3,900	3,900
Michigan Strategic Fund, Chevron USA, Inc., Project Series 2024, Rev., VRDO, 3.05%, 9/1/2026 (b)	11,050	11,050
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1115, Rev., VRDO, LIQ : Deutsche Bank AG, 2.33%, 9/8/2026 (a) (b)	7,990	7,990
Wayne County Airport Authority, Detroit Metropolitan Wayne Series 2017E, Rev., 4.00%, 12/1/2026	1,780	1,784
Total Michigan		66,819
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — 1.1%
City of Minnetonka, Breck School Project Series 2026, Rev., VRDO, LOC : US Bank NA, 2.31%, 9/8/2026 (a) (b)	10,000	10,000
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.35%, 9/8/2026 (b)	18,400	18,400
Series 2017C, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.35%, 9/8/2026 (b)	2,500	2,500
Total Minnesota		30,900
Mississippi — 2.0%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.00%, 9/1/2026 (b)	7,325	7,325
Series 2007E, Rev., VRDO, 3.00%, 9/1/2026 (b)	14,450	14,450
Series 2009C, Rev., VRDO, 3.00%, 9/1/2026 (b)	6,685	6,685
Series 2009E, Rev., VRDO, 3.00%, 9/1/2026 (b)	9,700	9,700
Series 2009G, Rev., VRDO, 3.00%, 9/1/2026 (b)	6,350	6,350
Series 2010G, Rev., VRDO, 3.00%, 9/1/2026 (b)	2,750	2,750
Series 2010H, Rev., VRDO, 3.00%, 9/1/2026 (b)	200	200
Series 2011G, Rev., VRDO, 3.00%, 9/1/2026 (b)	9,775	9,775
Total Mississippi		57,235
Missouri — 0.5%
Health and Educational Facilities Authority of the State of Missouri, The Children's Mercy Hospital Series 2026B, Rev., VRDO, LIQ : US Bank NA, 3.15%, 9/1/2026 (b)	15,075	15,075
Nebraska — 2.1%
County of Washington Series 2012, Rev., AMT, VRDO, 2.46%, 9/8/2026 (b)	20,330	20,330
Deutsche Bank Spears
Series DB-8193, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	11,255	11,255
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	81

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
Series 2025-DB-8227, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,000	5,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2026-G-156, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	2,915	2,915
Tender Option Bond Trust Receipts/Certificates Series 2026-MS0107, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 9/3/2026 (a) (b)	19,295	19,295
Total Nebraska		58,795
Nevada — 0.2%
Deutsche Bank Spears Series 2025-DB-8190, GO, VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,930	5,930
New Hampshire — 0.1%
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2024-E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	4,075	4,075
New Jersey — 3.3%
Borough of North Haledon Series 2026, GO, BAN, 3.75%, 6/17/2027	9,724	9,795
Borough of Raritan Series 2026A, GO, BAN, 4.00%, 7/7/2027	11,393	11,498
Borough of Ridgefield, GO, BAN, 4.00%, 11/12/2026	6,000	6,012
Borough of Seaside Heights Series 2026A, GO, BAN, 3.75%, 3/22/2027	5,934	5,971
Borough of Watchung Series 2025, GO, BAN, 4.00%, 11/10/2026	5,129	5,141
RIB Floater Trust Various States Series 2018-020, Rev., VRDO, LIQ : Barclays Bank plc, 2.34%, 9/8/2026 (a) (b)	23,585	23,585
Tender Option Bond Trust Receipts/Certificates
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-CF7019, Rev., VRDO, LOC : Citibank NA, 2.38%, 9/8/2026 (a) (b)	5,700	5,700
Town of Newton Series 2026, GO, BAN, 4.00%, 8/20/2027	4,763	4,801
Township of Berkeley Heights Series 2026, GO, BAN, 4.00%, 3/25/2027	1,088	1,095
Township of Carneys Point Series 2026A, GO, BAN, 4.00%, 7/27/2027	4,481	4,520
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Township of Florence Series 2025, GO, BAN, 3.75%, 11/20/2026	3,344	3,351
Township of Gloucester Series 2026A, GO, BAN, 4.00%, 7/19/2027	1,714	1,729
Township of Hopewell Series 2025, GO, BAN, 4.00%, 9/21/2026	1,739	1,740
Township of Southampton Series 2026A, GO, BAN, 3.75%, 4/12/2027	7,508	7,551
Total New Jersey		94,989
New Mexico — 0.7%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series 2025G-1, Rev., VRDO, GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (b)	15,000	15,000
Series 2025G-1, Rev., VRDO, GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (b)	5,370	5,370
Total New Mexico		20,370
New York — 12.4%
Berne-Knox-Westerlo Central School District Series 2026, GO, BAN, 3.75%, 6/25/2027	4,100	4,124
Canaseraga Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	4,400	4,437
City of Batavia Series 2026, GO, BAN, 3.25%, 4/20/2027	12,800	12,822
City of Binghamton, Various Purpose Series 2026, GO, BAN, 4.00%, 4/9/2027	9,000	9,064
City of New York, Fiscal Year 2018 Series 2018E, Subseries E-5, GO, VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	2,025	2,025
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (b)	1,175	1,175
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.90%, 9/1/2026 (b)	3,025	3,025
City of Olean Series 2026, GO, BAN, 3.50%, 7/20/2027	5,821	5,836
City of Oneida Series 2026, GO, BAN, 3.50%, 3/26/2027	7,000	7,035
City of Syracuse Series 2026, GO, BAN, 3.50%, 1/22/2027	4,000	4,013
Cuba-Rushford Central School District Series 2026A, GO, BAN, 4.00%, 6/25/2027	1,400	1,410
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Deutsche Bank Spears
Series 2025-DBE-8213, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	4,735	4,735
Series DB-8185, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	3,680	3,680
Dolgeville Central School District Series 2026A, GO, BAN, 4.00%, 6/30/2027	5,749	5,795
Eden Central School District Series 2026A, GO, BAN, 3.75%, 6/30/2027	3,531	3,552
Fredonia Central School District Series 2026, GO, BAN, 3.75%, 4/21/2027	4,250	4,275
Frewsburg Central School District Series 2026, GO, BAN, 4.00%, 7/21/2027	9,595	9,677
Hammondsport Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	8,600	8,677
Hudson City School District Series 2026, GO, BAN, 3.75%, 6/24/2027	7,125	7,178
Johnson City Central School District Series 2026B, GO, BAN, 3.75%, 7/30/2027	1,451	1,459
Kinderhook Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	2,300	2,316
Lyndonville Central School District Series 2026, GO, BAN, 4.00%, 3/23/2027	1,040	1,047
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (b)	6,540	6,540
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (b)	250	250
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014
Series 2014, Subseries AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.90%, 9/1/2026 (b)	4,025	4,025
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	2,365	2,365
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.95%, 9/1/2026 (b)	2,915	2,915
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015, Subseries A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.95%, 9/1/2026 (b)	4,935	4,935
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018, Subseries C-7, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	1,300	1,300
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 2.90%, 9/1/2026 (b)	10,750	10,750
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	4,400	4,400
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.25%, 9/8/2026 (b)	100	100
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 2.10%, 9/8/2026 (b)	13,100	13,100
New York State Housing Finance Agency, Tribeca Park Series A, Rev., AMT, VRDO, LOC : FNMA, 2.40%, 9/8/2026 (b)	18,675	18,675
New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC : FNMA, 2.30%, 9/8/2026 (b)	23,325	23,325
Oneonta City School District Series 2026, GO, BAN, 4.00%, 6/25/2027	7,000	7,055
Owego Apalachin Central School District Series 2026, GO, BAN, 4.00%, 8/13/2027	2,467	2,487
Penn Yan Central School District
Series 2025B, GO, BAN, 4.00%, 9/11/2026	1,260	1,260
Series 2026B, GO, BAN, 4.00%, 9/10/2027 (c)	1,265	1,278
Portville Central School District Series 2026, GO, BAN, 4.00%, 9/2/2027 (c)	1,564	1,579
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.10%, 9/1/2026 (a) (b)	15,000	15,000
Royalton-Hartland Central School District Series 2026, GO, BAN, 4.00%, 6/23/2027	8,000	8,071
Springville-Griffith Institute Central School District Series 2026, GO, BAN, 4.00%, 8/13/2027	2,103	2,120
Susquehanna Valley Central School District Series 2025, GO, BAN, 3.75%, 9/18/2026	1,791	1,791
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	83

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF8014, Rev., VRDO, LIQ : Bank of America NA, 3.07%, 9/1/2026 (a) (b)	9,875	9,875
Series 2024-BAML6026, Rev., VRDO, LOC : Bank of America NA, 3.19%, 9/1/2026 (a) (b)	3,420	3,420
Series 2022-ZL0350, GO, VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,700	1,700
Town of Bethlehem Series 2026, GO, BAN, 4.00%, 4/30/2027	2,232	2,249
Town of Greece Series 2025, GO, BAN, 4.00%, 10/30/2026	3,977	3,986
Town of New Paltz Series 2026B, GO, BAN, 4.00%, 8/18/2027	3,150	3,176
Town of Putnam Valley Series 2025C, GO, BAN, 3.25%, 11/4/2026	1,800	1,802
Town of Rye Series 2026A, GO, BAN, 4.00%, 8/6/2027	5,132	5,178
Town of Union Series 2026, GO, BAN, 3.75%, 2/19/2027	2,802	2,816
Town of Vestal Series 2026, GO, BAN, 4.00%, 6/3/2027	8,280	8,356
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (b)	1,075	1,075
Union Endicott Central School District Series 2025, GO, BAN, 4.00%, 10/16/2026	2,186	2,190
Village of Babylon Series 2026, GO, BAN, 3.75%, 6/8/2027	2,076	2,090
Village of Clinton Series 2026, GO, BAN, 3.50%, 2/4/2027	2,572	2,581
Village of Endicott Series 2026, GO, BAN, 4.00%, 8/20/2027	11,911	12,006
Village of Freeport
Series 2025E, GO, BAN, 3.75%, 10/16/2026	9,500	9,513
Series 2025F, GO, BAN, 3.75%, 11/12/2026	10,000	10,020
Series 2026A, GO, BAN, 3.50%, 2/26/2027	2,317	2,329
Village of Lake Success Series 2025B, GO, BAN, 3.75%, 10/28/2026	4,340	4,347
Village of New Paltz Series 2026A, GO, BAN, 3.50%, 2/26/2027	1,000	1,005
Village of South Blooming Grove Series 2026A, GO, BAN, 3.50%, 2/18/2027	3,235	3,245
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
West Genesee Central School District Series 2026B, GO, RAN, 4.00%, 10/23/2026	6,000	6,010
Wyandanch Union Free School District Series 2026, GO, BAN, 4.00%, 4/16/2027	16,000	16,131
Total New York		355,778
North Carolina — 0.6%
North Carolina Medical Care Commission, First Health of the Carolina Project Series 2017C, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (b)	4,200	4,200
RIB Floater Trust Various States Series 2026-1008, Rev., VRDO, LIQ : Barclays Bank plc, 2.36%, 9/8/2026 (a) (b)	7,505	7,505
Tender Option Bond Trust Receipts/Certificates Series 2022-XM1011, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	4,200	4,200
Total North Carolina		15,905
Ohio — 2.1%
Public Finance Authority Series 2026-VRS222, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	9,500	9,500
Springboro Community City School District, Unlimited Tax Series 2025, GO, BAN, 4.00%, 12/22/2026	4,000	4,012
State of Ohio, University Hospitals Health System, Inc. Series 2018A, Rev., VRDO, LOC : Royal Bank of Canada, 3.00%, 9/1/2026 (b)	1,725	1,725
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1342, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	2,815	2,815
Series 2025-XL0588, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	7,500	7,500
Series 2025-XL0595, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	535	535
Series 2025-ZF1973, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	2,500	2,500
Series 2025-ZF8062, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	7,500	7,500
Series 2026-CF7078, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	12,439	12,439
Series 2026-MS0093, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.46%, 11/19/2026 (a) (b)	13,000	13,000
Total Ohio		61,526
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0581, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (b)	3,615	3,615
Oregon — 1.4%
Marion County Housing Authority, Residence at Marian Series 1997, Rev., VRDO, LOC : US Bank NA, 2.82%, 9/3/2026 (b)	130	130
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project Series 1997, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (b)	6,825	6,825
Tender Option Bond Trust Receipts/Certificates
Series 2026-CF7080, GO, VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	3,500	3,500
Series 2023-ZL0472, Rev., VRDO, LIQ : Bank of America NA, 2.33%, 9/8/2026 (a) (b)	6,355	6,355
Series 2025-XF8053, Rev., VRDO, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	3,160	3,160
Series 2026-CF7095, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	12,197	12,197
Series 2023-ZL0520, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.38%, 9/8/2026 (a) (b)	4,190	4,190
Series 2025-ZF3386, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.38%, 9/8/2026 (a) (b)	2,975	2,975
Total Oregon		39,332
Pennsylvania — 1.3%
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (b)	2,560	2,560
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024D-1, Rev., VRDO, LOC : Bank of America NA, 3.05%, 9/1/2026 (b)	9,250	9,250
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1911, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	5,475	5,475
Series 2025-XF1912, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	1,995	1,995
Series 2025-ZF1832, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	2,225	2,225
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2023-XF1634, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	2,665	2,665
Series 2022-XM1083, Rev., VRDO, A.G., LOC : Royal Bank of Canada, 2.36%, 9/8/2026 (a) (b)	7,750	7,750
Total Pennsylvania		36,920
Rhode Island — 0.1%
Rhode Island Housing and Mortgage Finance Corp., Homeownership Series 68-C, Rev., AMT, 2.65%, 10/1/2026	1,575	1,575
South Carolina — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2025-XF1810, Rev., VRDO, LOC : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	6,300	6,300
South Dakota — 0.2%
South Dakota Health and Educational Facilities Authority, Sanford Series 2025D-2, Rev., VRDO, 2.10%, 9/8/2026 (b)	5,125	5,125
Tennessee — 2.1%
Public Building Authority of Sevier County, Local Government Public Improvement
Series VI-K-1, Rev., VRDO, LIQ : US Bank NA, 2.95%, 9/1/2026 (b)	30,000	30,000
Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (b)	20,625	20,625
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 2.34%, 9/8/2026 (a) (b)	5,055	5,055
Total Tennessee		60,890
Texas — 5.0%
Deutsche Bank Spears
Series 2025-DB-8194, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,000	5,000
Series 2025-DB-8195, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	5,205	5,205
Series 2026-DB-8235, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (b)	3,165	3,165
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	85

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 3.30%, 9/1/2026 (a) (b)	6,000	6,000
Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 3.30%, 9/1/2026 (a) (b)	774	774
Series 2025-DB8157, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	4,010	4,010
Series 2025-DB-8189, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	3,560	3,560
Series 2025-DB-8191, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,995	5,995
Series 2026-DB-8229, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	4,000	4,000
Series DB-8188, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,935	5,935
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008-A, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.38%, 9/8/2026 (b)	3,475	3,475
Gulf Coast Authority, American Acryl LP Project Series 2003, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 2.44%, 9/8/2026 (b)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project
Series 2000, Rev., VRDO, 3.05%, 9/1/2026 (b)	1,525	1,525
Series 2002, Rev., AMT, VRDO, 3.05%, 9/1/2026 (b)	12,500	12,500
Harris County Industrial Development Corp., Exxon Corp., Project Series 1987, Rev., VRDO, 3.05%, 9/1/2026 (b)	7,700	7,700
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc. Subseries B-4, Rev., VRDO, 3.05%, 9/1/2026 (b)	7,825	7,825
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series 2010, Rev., VRDO, 3.00%, 9/1/2026 (b)	2,400	2,400
Series 2011, Rev., VRDO, 3.00%, 9/1/2026 (b)	645	645
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2012, Rev., VRDO, 3.00%, 9/1/2026 (b)	3,275	3,275
San Antonio Water System, Subordinate Lien Series 2025D, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (b)	850	850
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project Series 2024B, Rev., VRDO, LOC : Barclays Bank plc, 2.90%, 9/1/2026 (b)	4,850	4,850
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	600	600
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	725	725
Series 2025-XG0629, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (b)	5,605	5,605
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	950	950
Series 2022-XF1140, Rev., VRDO, LOC : Deutsche Bank AG, 2.32%, 9/8/2026 (a) (b)	9,750	9,750
Series 2026-CF7094, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	11,085	11,085
Series 2026-CF7100, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	6,415	6,415
Series 2026-CF7101, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	6,625	6,625
Total Texas		142,444
Utah — 0.6%
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1833, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/3/2026 (a) (b)	2,225	2,225
Series 2025-ZF1848, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (b)	3,285	3,285
Series 2023-XM1146, Rev., VRDO, LOC : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	6,750	6,750
Series 2025-XL0577, Rev., VRDO, LOC : Royal Bank of Canada, 2.33%, 9/8/2026 (a) (b)	3,500	3,500
Total Utah		15,760
Virginia — 0.3%
Public Finance Authority Series 2025-VRS204, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a) (b)	275	275
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
RIB Floater Trust Various States Series 2026-1007, Rev., VRDO, LIQ : Barclays Bank plc, 2.36%, 9/8/2026 (a) (b)	4,930	4,930
Tender Option Bond Trust Receipts/Certificates Series 2025-XF8057, Rev., VRDO, LOC : TD Bank NA, 2.32%, 9/8/2026 (a) (b)	2,500	2,500
Total Virginia		7,705
Washington — 2.8%
Deutsche Bank Spears Series 2025-DB-81, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (b)	5,580	5,580
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0648, Rev., VRDO, LIQ : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	2,240	2,240
Series 2025-CF7070, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	12,727	12,727
Series 2025-XF3452, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	6,375	6,375
Series 2025-XM1307, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	3,750	3,750
Series 2025-ZF3364, Rev., VRDO, LIQ : Barclays Bank plc, 2.33%, 9/8/2026 (a) (b)	4,375	4,375
Series 2025-ZF3400, Rev., VRDO, LIQ : Bank of America NA, 2.33%, 9/8/2026 (a) (b)	4,490	4,490
Series 2026-CF7079, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	13,044	13,044
Series 2026-CF7086, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	10,936	10,936
Series 2026-CF7090, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	8,861	8,861
Series 2026-CF7104, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	5,341	5,341
Series 2026-XL0747, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	3,200	3,200
Total Washington		80,919
West Virginia — 1.2%
County of Putnam, Solid Waste Disposal, Toyota Motor Manufacturing Project Series 1998A, Rev., VRDO, 2.38%, 9/8/2026 (b)	20,000	20,000
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025A-1, Rev., AMT, VRDO, 2.69%, 9/8/2026 (b)	13,500	13,500
Total West Virginia		33,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — 1.6%
County of Milwaukee Series 2025D, GO, 3.00%, 10/1/2026	1,420	1,420
Tender Option Bond Trust Receipts/Certificates
Series 2026-CF7096, Rev., VRDO, FHLMC COLL, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (b)	8,500	8,500
Series 2023-XL0447, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (b)	6,750	6,750
Series 2025-XF8059, Rev., VRDO, LOC : TD Bank NA, 2.36%, 9/8/2026 (a) (b)	5,625	5,625
Series 2025-XL0679, Rev., VRDO, LOC : Royal Bank of Canada, 2.38%, 9/8/2026 (a) (b)	7,500	7,500
Series 2025-XL0680, Rev., VRDO, LOC : Royal Bank of Canada, 2.38%, 9/8/2026 (a) (b)	15,000	15,000
Total Wisconsin		44,795
Total Municipal Bonds (Cost $2,521,630)		2,521,630
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.6%
California — 0.7%
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale, 2.37%, 9/8/2026# (a)	20,000	20,000
Other — 8.9%
BlackRock MuniAssets Fund, Inc. Series LIQ : Bank of America NA, 2.44%, 9/1/2026# (a)	45,000	45,000
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	66,500	66,500
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.42%, 9/8/2026# (a)	30,000	30,000
Series W-7, LIQ : TD Bank NA, 2.44%, 9/8/2026# (a)	30,000	30,000
LIQ : Bank of America NA, 2.44%, 9/8/2026# (a)	10,000	10,000
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	46,900	46,900
Series 1-2118, LIQ : Barclays Bank plc, 2.42%, 9/8/2026# (a)	25,000	25,000
Total Other		253,400
Total Variable Rate Demand Preferred Shares (Cost $273,400)		273,400
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	87

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 2.2%
Commercial Paper — 2.2%
City of Atlanta Series Q-2, 2.67%, 10/21/2026	2,132	2,132
City of Houston Series A, 2.68%, 10/20/2026	28,875	28,875
Dallas Fort Worth International Airport, 2.64%, 11/10/2026	15,000	14,999
Virginia Small Business Financing Authority
Series 2025, 2.65%, 10/2/2026	10,000	10,000
Series 2025, 2.60%, 11/5/2026	7,750	7,750
Total Commercial Paper (Cost $63,756)		63,756
Total Short Term Investments (Cost $63,756)		63,756
Total Investments — 99.8% (Cost $2,858,786) *		2,858,786
Other Assets in Excess of Liabilities — 0.2%		6,755
NET ASSETS — 100.0%		2,865,541

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
CR	Custodial Receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Money Market Funds	August 31, 2026

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 78.5%
California — 78.5%
Bay Area Toll Authority, Toll Bridge
Series 2024I, Rev., VRDO, LOC : TD Bank NA, 2.30%, 9/1/2026 (a)	210	210
Series 2024D, Rev., VRDO, LOC : TD Bank NA, 2.35%, 9/1/2026 (a)	4,165	4,165
Series 2026C, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.00%, 9/8/2026 (a)	3,000	3,000
California Health Facilities Financing Authority, Adventist Health System Series 1998B, Rev., VRDO, LOC : US Bank NA, 2.30%, 9/1/2026 (a)	700	700
California Housing Finance Agency, Multi-Family Housing 5032 Coliseum Street Project Series 2025NN, Rev., VRDO, 2.95%, 10/1/2026 (a)	4,000	4,000
California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Series 2006, Rev., AMT, VRDO, LOC : Bank of America NA, 2.50%, 9/8/2026 (a)	395	395
California Municipal Finance Authority, Chevron USA, Inc., Project Series 2010A, Rev., VRDO, 2.00%, 9/1/2026 (a)	5,000	5,000
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 2.28%, 9/8/2026 (a)	580	580
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010C, Rev., VRDO, 2.15%, 9/1/2026 (a)	390	390
California Public Finance Authority, Hoag Memorial Hospital Presbyterian
Series 2022B -1, Rev., VRDO, LIQ : TD Bank NA, 2.35%, 9/1/2026 (a)	5,000	5,000
Series 2022B-2, Rev., VRDO, LIQ : TD Bank NA, 2.35%, 9/1/2026 (a)	100	100
California Public Finance Authority, Sharp Healthcare
Series 2024C, Rev., VRDO, LOC : Royal Bank of Canada, 2.35%, 9/1/2026 (a)	1,000	1,000
Series 2024E, Rev., VRDO, LOC : TD Bank NA, 2.35%, 9/1/2026 (a)	3,605	3,605
Calleguas-Las Virgenes Public Financing Authority, Water District Project Series 2008-A, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.90%, 9/8/2026 (a)	2,600	2,600
City of Irvine Reassessment District No. 05-21, Limited Obligation Series A, VRDO, LOC : US Bank NA, 2.30%, 9/1/2026 (a)	5,225	5,225
City of Modesto, Multi-Family Housing Valley Oak Project Series 2008A, Rev., VRDO, LOC : FHLMC, 1.83%, 9/8/2026 (a)	625	625
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
City of Modesto, Multi-Family Housing Westdale Commons Series 2002A, Rev., VRDO, LOC : FNMA, 1.75%, 9/8/2026 (a)	2,000	2,000
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 2000A, Rev., VRDO, LOC : FNMA, 2.27%, 9/8/2026 (a)	2,000	2,000
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 1.83%, 9/8/2026 (a)	950	950
Eastern Municipal Water District, Water and Waster Series 2024A, Rev., VRDO, LIQ : Bank of America NA, 2.05%, 9/1/2026 (a)	1,000	1,000
Irvine Ranch Water District Series 2026A, VRDO, LOC : Bank of America NA, 1.95%, 9/8/2026 (a)	1,500	1,500
Metropolitan Water District of Southern California Series 2025B, Rev., VRDO, LIQ : PNC Bank NA, 2.05%, 9/8/2026 (a)	3,175	3,175
Metropolitan Water District of Southern California, Waterworks Series 2024D, Rev., VRDO, LIQ : Barclays Bank plc, 1.95%, 9/8/2026 (a)	3,350	3,350
Modesto Public Financing Authority Series 2008, Rev., VRDO, LOC : BMO Harris Bank NA, 1.62%, 9/8/2026 (a)	3,585	3,585
Public Finance Authority
Series 2025-VRS212, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	3,750	3,750
Series 2025-VRS213, Rev., VRDO, LOC : Bank of America NA, 3.10%, 9/1/2026 (a) (b)	7,890	7,890
Rancho Water District Community Facilities District No. 89-5 Series 1998, VRDO, LOC : Wells Fargo Bank NA, 1.75%, 9/8/2026 (a)	100	100
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 1.83%, 9/8/2026 (a)	1,680	1,680
Sacramento County Housing Authority, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ : FNMA, 2.00%, 9/8/2026 (a)	630	630
San Francisco City and County Airport Commission Francisco International Airport
Series 2018C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.05%, 9/8/2026 (a)	3,400	3,400
Series 2026, Subseries C-2, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 2.15%, 9/8/2026 (a)	3,000	3,000
San Francisco City and County Redevelopment Agency Successor Agency, Notre Dame Housing Partners LP Series 2000G, Rev., AMT, VRDO, LOC : Citibank NA, 2.29%, 9/8/2026 (a)	5,840	5,840
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	89

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1899, GO, VRDO, LIQ : Bank of America NA, 3.00%, 9/1/2026 (a) (b)	1,500	1,500
Series 2026-CF7088, Rev., VRDO, LOC : Citibank NA, 3.00%, 9/1/2026 (a) (b)	1,976	1,976
Series 2026-CF7089, Rev., VRDO, LOC : Citibank NA, 3.00%, 9/1/2026 (a) (b)	2,260	2,260
Series 2026-CF7109, Rev., VRDO, LOC : Citibank NA, 3.00%, 9/1/2026 (a) (b)	1,000	1,000
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 2.28%, 9/8/2026 (a) (b)	2,500	2,500
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.29%, 9/8/2026 (a) (b)	1,000	1,000
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 2.30%, 9/8/2026 (a) (b)	3,100	3,100
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 2.30%, 9/8/2026 (a) (b)	1,875	1,875
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 2.30%, 9/8/2026 (a) (b)	1,600	1,600
Series 2024-XG0587, Rev., VRDO, LIQ : Bank of America NA, 2.30%, 9/8/2026 (a) (b)	1,800	1,800
Series 2026-XF3512, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.30%, 9/8/2026 (a) (b)	2,500	2,500
Series 2022-XF1415, Rev., VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (b)	1,140	1,140
Series 2022-XG0430, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	3,105	3,105
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (b)	1,900	1,900
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (b)	2,375	2,375
Series 2025-XF3493, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	1,950	1,950
Series 2025-XM1245, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (b)	4,850	4,850
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 2.32%, 9/8/2026 (a) (b)	8,465	8,465
Series 2025-CF7071, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (b)	2,025	2,025
Series 2025-XF3473, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	2,200	2,200
Series 2025-XM1302, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.33%, 9/8/2026 (a) (b)	2,560	2,560
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 2.40%, 9/8/2026 (a) (b)	4,901	4,901
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 2.48%, 10/5/2026 (a) (b)	7,100	7,100
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
University of California
Series 2013AL-4, Rev., VRDO, 2.25%, 9/1/2026 (a)	235	235
Series 2013AL-3, Rev., VRDO, 2.35%, 9/1/2026 (a)	5,850	5,850
Wells Fargo Stage Trust Series 2026-001, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.18%, 9/8/2026 (a) (b)	2,500	2,500
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 1.62%, 9/8/2026 (a)	765	765
Total California		153,477
Total Municipal Bonds (Cost $153,477)		153,477
	SHARES (000)
Variable Rate Demand Preferred Shares — 7.7%
California — 7.7%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.31%, 9/8/2026# (b)	10,000	10,000
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale, 2.37%, 9/8/2026# (b)	5,000	5,000
Total Variable Rate Demand Preferred Shares (Cost $15,000)		15,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 13.0%
Commercial Paper — 13.0%
California Health Facilities Financing Authority
2.49%, 10/21/2026	3,000	3,000
2.50%, 10/28/2026	3,000	3,000
California Statewide Communities Development Series B-6, 2.49%, 11/3/2026	3,000	3,000
California Statewide Communities Development Authority Series 09-D, 2.55%, 1/6/2027	2,000	2,000
Municipal Improvement Corp. of Los Angeles Series A-1, 2.53%, 1/7/2027	5,000	5,000
San Diego County Water Authority Series 9, 2.53%, 9/23/2026	3,500	3,500
San Francisco City and County Public Utilities Commission Wastewater Series A-1, 2.54%, 11/17/2026	3,000	3,000
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
University of California
Series A, 2.48%, 9/3/2026	1,000	1,000
Series A, 2.58%, 12/3/2026	2,000	2,000
Total Commercial Paper (Cost $25,500)		25,500
Total Short Term Investments (Cost $25,500)		25,500
Total Investments — 99.2% (Cost $193,977) *		193,977
Other Assets in Excess of Liabilities — 0.8%		1,468
NET ASSETS — 100.0%		195,445

Percentages indicated are based on net assets.

Abbreviations
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	91

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 85.1%
New York — 85.1%
Akron Central School District Series 2026, GO, BAN, 4.00%, 8/12/2027	592	597
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 2.38%, 9/8/2026 (a)	8,365	8,365
Barker Central School District Series 2026, GO, BAN, 4.00%, 7/29/2027	4,700	4,741
Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	100	100
Bethlehem Central School District Series 2026, GO, BAN, 4.00%, 7/6/2027	3,008	3,032
Canton Central School District
Series 2025, GO, BAN, 3.75%, 9/4/2026	1,783	1,783
Series 2026, GO, BAN, 4.00%, 9/3/2027 (b)	1,833	1,850
Cattaraugus-Little Valley Central School District Series 2025A, GO, BAN, 3.50%, 9/29/2026	3,000	3,002
City of Batavia Series 2026, GO, BAN, 3.25%, 4/20/2027	8,475	8,490
City of Binghamton, Various Purpose Series 2026, GO, BAN, 4.00%, 4/9/2027	6,000	6,043
City of Hornell Series 2026, GO, BAN, 4.00%, 4/8/2027	1,649	1,661
City of New York, Fiscal Year 2006 Series 2006, Subseries I-8, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (a)	1,870	1,870
City of New York, Fiscal Year 2008 Series 2008, Subseries L-4, GO, VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	175	175
City of New York, Fiscal Year 2012 Series 2012G-6, GO, VRDO, LOC : Mizuho Bank Ltd., 3.10%, 9/1/2026 (a)	950	950
City of New York, Fiscal Year 2014 Series 2014I, Subseries I-3, GO, VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	1,100	1,100
City of New York, Fiscal Year 2019 Series 2019, Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.05%, 9/1/2026 (a)	8,800	8,800
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (a)	3,900	3,900
Series 2022D, Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (a)	5,135	5,135
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.90%, 9/1/2026 (a)	21,680	21,680
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of Oneida Series 2026, GO, BAN, 3.50%, 3/26/2027	7,000	7,035
City of Peekskill Series 2026, GO, TAN, 3.75%, 11/4/2026	6,000	6,013
City of Troy Series 2026, GO, BAN, 4.00%, 1/29/2027	1,332	1,339
Deutsche Bank Spears
Series 2026-DB-8242, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (c)	4,245	4,245
Series DB-8149, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (c)	3,800	3,800
Series DB-8185, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (c)	12,550	12,550
Series DB-8243, Rev., VRDO, LIQ : Deutsche Bank AG, 3.20%, 9/1/2026 (a) (c)	7,000	7,000
East Aurora Union Free School District Series 2025, GO, BAN, 3.75%, 12/3/2026	7,350	7,369
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 2.31%, 9/8/2026 (a)	1,660	1,660
Forestville Central School District Series 2026, GO, BAN, 4.00%, 8/5/2027	12,143	12,252
Highland Central School District Series 2026, GO, BAN, 3.75%, 6/25/2027	2,403	2,419
Holland Patent Central School District Series 2026, GO, BAN, 4.00%, 8/27/2027	1,324	1,336
Hyde Park Central School District Series 2026, GO, BAN, 4.00%, 6/11/2027	2,225	2,245
Long Island Power Authority, Electric System
Series 2021B, Rev., 1.49%, 9/1/2026 (a)	10,000	9,937
Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 2.15%, 9/8/2026 (a)	1,925	1,925
Series 2026A, Rev., VRDO, LOC : Bank of America NA, 2.35%, 9/8/2026 (a)	3,225	3,225
Madrid-Waddington Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	11,735	11,839
Metropolitan Transportation Authority
Subseries 2012G-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	7,000	7,000
Series 2012, Subseries G-3, Rev., VRDO, LOC : Royal Bank of Canada, 3.00%, 9/1/2026 (a)	2,100	2,100
Series 2015, Subseries E-3, Rev., VRDO, LOC : Bank of America NA, 3.00%, 9/1/2026 (a)	14,670	14,670
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 3.00%, 9/1/2026 (a)	1,015	1,015
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	4,135	4,135
Subseries 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	2,900	2,900
Series 2008A-2B, Rev., VRDO, LOC : Bank of America NA, 2.34%, 9/8/2026 (a)	10,000	10,000
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	18,025	18,025
New York City Health and Hospitals Corp., Health System Series 2008B, Rev., VRDO, LOC : TD Bank NA, 2.27%, 9/8/2026 (a)	9,135	9,135
New York City Housing Development Corp., Multi Family Housing, Westport Development Series 2004A, Rev., VRDO, LOC : FNMA, 2.37%, 9/8/2026 (a)	23,400	23,400
New York City Housing Development Corp., Multi-Family Rental Housing Series 2009A, Rev., VRDO, LOC : FHLMC, 2.24%, 9/8/2026 (a)	7,050	7,050
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development
Series 2006A, Rev., VRDO, LOC : FNMA, 2.30%, 9/8/2026 (a)	6,600	6,600
Series 2000A, Rev., VRDO, LOC : FNMA, 2.35%, 9/8/2026 (a)	30	30
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 2.25%, 9/8/2026 (a)	3,550	3,550
New York City Housing Development Corp., Multi-Family, La Fontaine Owners LLC Series 2005A, Rev., AMT, VRDO, LOC : Citibank NA, 2.42%, 9/8/2026 (a)	2,825	2,825
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (a)	1,835	1,835
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2019 Series BB, Rev., VRDO, LIQ : TD Bank NA, 2.30%, 9/8/2026 (a)	1,300	1,300
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025, Subseries EE-2, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	1,975	1,975
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 9/1/2026 (a)	530	530
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (a)	1,020	1,020
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	2,075	2,075
Series DD-3A, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	8,300	8,300
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014
Series 2014, Subseries AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.90%, 9/1/2026 (a)	5,850	5,850
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	1,500	1,500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/1/2026 (a)	1,500	1,500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026CC, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	1,475	1,475
Series 2026EE, Rev., VRDO, LIQ : Truist Bank, 3.05%, 9/1/2026 (a)	9,325	9,325
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011, Subseries A-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.05%, 9/1/2026 (a)	3,825	3,825
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series 2014, Subseries D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.98%, 9/1/2026 (a)	1,500	1,500
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Subseries B-5, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	1,425	1,425
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	93

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 2.90%, 9/1/2026 (a)	8,050	8,050
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025H, Subseries H-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (a)	2,000	2,000
Series 2025, Subseries C-3, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.27%, 9/8/2026 (a)	5,700	5,700
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2026 Series 2026, Subseries F-3, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (a)	16,750	16,750
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.05%, 9/1/2026 (a)	2,300	2,300
New York State Dormitory Authority, Columbia University Series 2003B, Rev., VRDO, 2.22%, 9/8/2026 (a)	8,696	8,696
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc., Project
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.05%, 9/8/2026 (a)	9,000	9,000
Series 2004, Subseries C-2, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.10%, 9/8/2026 (a)	31,600	31,600
Series 2005, Subseries A-2, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.30%, 9/8/2026 (a)	9,600	9,600
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 2.10%, 9/8/2026 (a)	38,900	38,900
New York State Housing Finance Agency, 111 Nassau Street Housing Series 2011A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.15%, 9/1/2026 (a)	23,025	23,025
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 2.30%, 9/8/2026 (a)	5,550	5,550
New York State Housing Finance Agency, 330 West 39th Street Housing Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.25%, 9/8/2026 (a)	8,285	8,285
New York State Housing Finance Agency, 360 West 43rd Street Housing Series 2003, Rev., VRDO, LOC : FNMA, 2.35%, 9/8/2026 (a)	2,400	2,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Housing Finance Agency, 363 West 30th Street Housing Series 10, Rev., VRDO, LOC : FHLMC, 2.37%, 9/8/2026 (a)	9,300	9,300
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.25%, 9/8/2026 (a)	7,220	7,220
New York State Housing Finance Agency, Clinton Park Housing Series 2010A, Rev., VRDO, LIQ : FHLMC, 2.25%, 9/8/2026 (a)	14,650	14,650
New York State Housing Finance Agency, Grace Towers Housing II LLC Series 2007A, Rev., VRDO, LOC : FHLMC, 2.37%, 9/8/2026 (a)	9,330	9,330
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.32%, 9/8/2026 (a)	10,300	10,300
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 2.10%, 9/8/2026 (a)	32,030	32,030
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, LOC : FHLMC, 2.26%, 9/8/2026 (a)	9,700	9,700
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 2.25%, 9/8/2026 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 2.40%, 9/8/2026 (a)	400	400
New York State Housing Finance Agency, Prospect Plaza Apartments Project Series 2007, Rev., VRDO, LOC : Citibank NA, 2.35%, 9/8/2026 (a)	7,000	7,000
New York State Housing Finance Agency, Theater Row Tower Housing Series 2001A, Rev., VRDO, LIQ : FHLMC, 2.35%, 9/8/2026 (a)	10,000	10,000
New York State Housing Finance Agency, Tribeca Park Series A, Rev., AMT, VRDO, LOC : FNMA, 2.40%, 9/8/2026 (a)	3,325	3,325
New York State Housing Finance Agency, West 23rd Street Housing Series 2002A, Rev., VRDO, LOC : FNMA, 2.30%, 9/8/2026 (a)	675	675
Northville Central School District Series 2026, GO, BAN, 3.75%, 6/24/2027	3,468	3,492
Oneida City School District Series 2026, GO, BAN, 3.75%, 6/25/2027	2,735	2,751
Oswego City School District Series 2026B, GO, BAN, 3.75%, 6/24/2027	4,595	4,626
Pine Valley Central School District Series 2026, GO, BAN, 4.00%, 6/29/2027	5,000	5,034
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Port Authority of New York and New Jersey Series 2023-0009, Rev., VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (c)	7,500	7,500
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 3.10%, 9/1/2026 (a) (c)	12,595	12,595
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 3.10%, 9/1/2026 (a) (c)	10,300	10,300
Series 2025-E-166, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	5,000	5,000
Series 2026D-159, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	4,000	4,000
Series 2026-E-170, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	5,000	5,000
Series 2026-G-133, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	5,700	5,700
Series 2026-G-152, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	3,050	3,050
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	6,025	6,025
Series 2022-E-154, Rev., VRDO, LOC : Royal Bank of Canada, 2.38%, 9/8/2026 (a) (c)	20,325	20,325
RIB Floater Trust Various States
Series 2023-012, Rev., VRDO, LIQ : Barclays Bank plc, 2.30%, 9/8/2026 (a) (c)	13,585	13,585
Series 2023-011, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
Series 2023-008, Rev., VRDO, LOC : Barclays Bank plc, 2.53%, 10/5/2026 (a) (c)	60,000	60,000
Series 2024-002, Rev., VRDO, LOC : Barclays Bank plc, 2.53%, 10/5/2026 (a) (c)	12,500	12,500
Royalton-Hartland Central School District Series 2026, GO, BAN, 4.00%, 6/23/2027	11,000	11,097
Schoharie Central School District Series 2025C, GO, BAN, 4.00%, 9/18/2026	1,134	1,135
Skaneateles Central School District Series 2026, GO, BAN, 4.00%, 8/12/2027	1,943	1,960
South Jefferson Central School District Series 2026, GO, BAN, 3.50%, 2/5/2027	2,903	2,913
Southwestern Central School District Series 2026, GO, BAN, 3.75%, 7/15/2027	1,875	1,887
State of New York Mortgage Agency Homeowner Mortgage Series 247, Rev., VRDO, LIQ : TD Bank NA, 2.30%, 9/8/2026 (a)	9,825	9,825
Tender Option Bond Trust Receipts/Certificates
Series 2024-XL0568, Rev., VRDO, A.G., LIQ : TD Bank NA, 2.95%, 9/1/2026 (a) (c)	2,700	2,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-XX1389, Rev., VRDO, LIQ : Barclays Bank plc, 3.05%, 9/1/2026 (a) (c)	2,000	2,000
Series 2025-XX1424, Rev., VRDO, LIQ : Barclays Bank plc, 3.05%, 9/1/2026 (a) (c)	3,250	3,250
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 3.07%, 9/1/2026 (a) (c)	1,545	1,545
Series 2025-XF8014, Rev., VRDO, LIQ : Bank of America NA, 3.07%, 9/1/2026 (a) (c)	790	790
Series 2025-XM1316, Rev., VRDO, LIQ : Bank of America NA, 3.07%, 9/1/2026 (a) (c)	1,875	1,875
Series 2025-YX1372, Rev., VRDO, LOC : Barclays Bank plc, 3.25%, 9/1/2026 (a) (c)	22,075	22,075
Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.30%, 9/3/2026 (a) (c)	5,930	5,930
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (c)	1,635	1,635
Series 2023-ZF1656, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/3/2026 (a) (c)	3,210	3,210
Series 2022-XM1070, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.30%, 9/8/2026 (a) (c)	3,280	3,280
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.30%, 9/8/2026 (a) (c)	3,820	3,820
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	7,220	7,220
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	1,200	1,200
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	6,055	6,055
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,835	1,835
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,400	2,400
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,875	1,875
Series 2022-XL0353, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,860	2,860
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	1,875	1,875
Series 2022-XM1006, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	2,950	2,950
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	12,050	12,050
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	5,630	5,630
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	95

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	1,730	1,730
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	3,440	3,440
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	2,985	2,985
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	3,350	3,350
Series 2023-XF1614, Rev., VRDO, LOC : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	1,245	1,245
Series 2023-XF1622, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,875	1,875
Series 2023-XF1633, Rev., VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (c)	3,880	3,880
Series 2023-XF1643, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,905	2,905
Series 2023-XF1652, Rev., VRDO, LIQ : TD Bank NA, 2.31%, 9/8/2026 (a) (c)	3,750	3,750
Series 2023-XF1665, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	3,310	3,310
Series 2023-XF3161, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	3,840	3,840
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	14,835	14,835
Series 2023-XF3184, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	11,575	11,575
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	5,210	5,210
Series 2023-ZF3167, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
Series 2023-ZF3171, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,130	2,130
Series 2023-ZL0494, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	5,330	5,330
Series 2023-ZL0517, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	1,670	1,670
Series 2024-XF3229, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	4,790	4,790
Series 2024-XF3273, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	4,125	4,125
Series 2024-YX1344, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	5,750	5,750
Series 2024-YX1347, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	3,375	3,375
Series 2025-CF7021, Rev., VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (c)	8,000	8,000
Series 2025-CF7025, Rev., VRDO, LIQ : Citibank NA, 2.31%, 9/8/2026 (a) (c)	5,595	5,595
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2025-XF3320, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	500	500
Series 2025-XF3384, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	830	830
Series 2025-XF3471, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	20,000	20,000
Series 2025-XF8060, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	4,000	4,000
Series 2025-XG0633, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	6,550	6,550
Series 2025-XL0676, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	7,455	7,455
Series 2025-XL0726, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	5,000	5,000
Series 2025-XM1306, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	6,000	6,000
Series 2025-YX1418, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	7,900	7,900
Series 2025-YX1440, Rev., VRDO, A.G., LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	2,805	2,805
Series 2025-YX1448, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	5,230	5,230
Series 2025-ZF1862, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,675	1,675
Series 2025-ZF1883, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
Series 2025-ZF1897, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	3,810	3,810
Series 2025-ZF1906, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,875	1,875
Series 2025-ZF1907, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	1,875	1,875
Series 2025-ZF1936, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,110	2,110
Series 2025-ZF1987, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	4,835	4,835
Series 2025-ZF1994, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,290	2,290
Series 2025-ZF1995, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,530	2,530
Series 2025-ZF3323, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	3,520	3,520
Series 2025-ZF3391, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,810	2,810
Series 2025-ZF3408, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Money Market Funds	August 31, 2026

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2025-ZF3463, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	1,720	1,720
Series 2025-ZF8024, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	3,370	3,370
Series 2025-ZF8056, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,555	2,555
Series 2025-ZF8072, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	3,360	3,360
Series 2025-ZF8073, GO, VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
Series 2025-ZF8109, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	4,825	4,825
Series 2025-ZL0699, Rev., VRDO, LIQ : Bank of America NA, 2.31%, 9/8/2026 (a) (c)	3,425	3,425
Series 2025-ZL0718, Rev., VRDO, LIQ : Royal Bank of Canada, 2.31%, 9/8/2026 (a) (c)	2,220	2,220
Series 2026-XF3515, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	2,500	2,500
Series 2026-XF3516, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	4,250	4,250
Series 2026-XF3518, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	3,185	3,185
Series 2026-XF3519, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.31%, 9/8/2026 (a) (c)	2,200	2,200
Series 2026-XF3555, Rev., VRDO, LIQ : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	2,000	2,000
Series 2026-XG0639, Rev., VRDO, LIQ : Deutsche Bank AG, 2.31%, 9/8/2026 (a) (c)	8,000	8,000
Series 2026-XL0772, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	1,620	1,620
Series 2026-XL0773, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.31%, 9/8/2026 (a) (c)	3,740	3,740
Series 2026-XX1459, Rev., VRDO, LOC : Barclays Bank plc, 2.31%, 9/8/2026 (a) (c)	3,860	3,860
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 2.32%, 9/8/2026 (a) (c)	5,995	5,995
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 2.32%, 9/8/2026 (a) (c)	2,070	2,070
Series 2023-XL0526, Rev., VRDO, LOC : Royal Bank of Canada, 2.32%, 9/8/2026 (a) (c)	3,635	3,635
Series 2025-CF7059, Rev., VRDO, LOC : Citibank NA, 2.33%, 9/8/2026 (a) (c)	8,000	8,000
Series 2025-XG0623, Rev., VRDO, A.G., LOC : Bank of America NA, 2.33%, 9/8/2026 (a) (c)	5,060	5,060
Series 2025-ZF3319, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.33%, 9/8/2026 (a) (c)	6,665	6,665
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	3,565	3,565
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	945	945
Series 2023-XG0526, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	800	800
Series 2025-ZF1989, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	2,625	2,625
Series 2025-ZF1991, Rev., VRDO, LIQ : Bank of America NA, 2.34%, 9/8/2026 (a) (c)	4,685	4,685
Town of Camillus Series 2026, GO, BAN, 3.75%, 3/12/2027	4,541	4,571
Town of New Paltz Series 2025C, GO, BAN, 3.75%, 10/2/2026	2,677	2,680
Town of Ossining Series 2026, GO, BAN, 4.00%, 7/29/2027	1,570	1,584
Town of Union Series 2026, GO, BAN, 4.00%, 2/19/2027	1,918	1,929
Town of Vestal Series 2026, GO, BAN, 4.00%, 6/3/2027	6,000	6,054
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003, Subseries B-2, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	14,365	14,365
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	1,435	1,435
Series 2005, Subseries B-4A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (a)	21,010	21,010
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 2.90%, 9/1/2026 (a)	950	950
Series 2026, Subseries A-2, Rev., 5.00%, 11/15/2026	375	377
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History
Series 2014B-1, Rev., VRDO, 2.32%, 11/26/2026 (a)	5,225	5,225
Series 2014B-2, Rev., VRDO, 2.32%, 1/11/2027 (a)	10,190	10,190
Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2006A-2, Rev., VRDO, 2.23%, 9/8/2026 (a)	32,575	32,575
Tuckahoe Union Free School District Series 2026, GO, BAN, 4.00%, 4/22/2027	1,075	1,084
Village of Freeport Series 2025F, GO, BAN, 3.75%, 11/12/2026	4,529	4,538
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	97

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Village of Hastings-on-Hudson Series 2026, GO, BAN, 3.50%, 2/18/2027	1,870	1,879
Village of Haverstraw Series 2025B, GO, BAN, 4.00%, 9/11/2026	2,197	2,198
Village of Highland Falls Series 2026A, GO, BAN, 3.75%, 3/10/2027	7,285	7,334
Village of Mount Kisco Series 2026, GO, BAN, 3.75%, 5/28/2027	4,887	4,923
Village of New Paltz Series 2025C, GO, BAN, 4.00%, 9/11/2026	3,250	3,251
Village of Sleepy Hollow Series 2025, GO, BAN, 4.00%, 11/13/2026	6,576	6,593
Wyandanch Union Free School District Series 2026, GO, BAN, 4.00%, 4/16/2027	12,000	12,098
Total New York		1,391,932
Total Municipal Bonds (Cost $1,391,932)		1,391,932
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.6%
New York — 9.6%
BlackRock MuniYield New York Quality Fund, Inc. Series W-7A, LIQ : Bank of America NA, 2.42%, 9/8/2026# (c)	28,200	28,200
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 1, LIQ : Societe Generale, 2.33%, 9/8/2026# (c)	18,600	18,600
Series 2, LIQ : Royal Bank of Canada, 2.33%, 9/8/2026# (c)	26,800	26,800
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 2.33%, 9/8/2026# (c)	43,200	43,200
Series 5, LIQ : TD Bank NA, 2.35%, 9/8/2026# (c)	20,000	20,000
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : TD Bank NA, 2.44%, 9/8/2026# (c)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $157,300)		157,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 4.9%
Commercial Paper — 4.9%
New York State Dormitory Authority
2.65%, 9/1/2026	14,500	14,500
Series TE, 2.62%, 10/8/2026	15,500	15,500
2.65%, 11/3/2026	15,000	15,000
2.65%, 11/3/2026	15,500	15,500
Series TE, 2.70%, 11/4/2026	20,000	20,000
Total Commercial Paper (Cost $80,500)		80,500
Total Short Term Investments (Cost $80,500)		80,500
Total Investments — 99.6% (Cost $1,629,732) *		1,629,732
Other Assets in Excess of Liabilities — 0.4%		6,229
NET ASSETS — 100.0%		1,635,961

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2026.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2026.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Money Market Funds	August 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$65,997,054	$2,806,984
Repurchase agreements, at value	24,001,000	—
Cash	2,368,549	1
Receivables:
Investment securities sold	—	8
Investment securities sold — delayed delivery securities	—	125
Interest from non-affiliates	149,832	9,234
Other assets	861	—
Total Assets	92,517,296	2,816,352
LIABILITIES:
Payables:
Distributions	177,591	4,335
Investment securities purchased	133,903	—
Accrued liabilities:
Investment advisory fees	6,342	182
Administration fees	2,196	63
Distribution fees	1	—
Service fees	4,686	53
Custodian and accounting fees	704	64
Trustees’ and Chief Compliance Officer’s fees	2	— (a)
Other	136	33
Total Liabilities	325,561	4,730
Net Assets	$92,191,735	$2,811,622

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	99

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$92,209,742	$2,811,503
Total distributable earnings (loss)	(18,007)	119
Total Net Assets	$92,191,735	$2,811,622
Net Assets:
Academy	$1,199,859	$—
Agency	3,085,637	46,474
Capital	52,658,608	705,615
Empower	611,263	—
IM	17,479,640	1,734,993
Institutional Class	13,928,095	324,540
Morgan	465,605	—
Premier	2,759,905	—
Reserve	3,123	—
Total	$92,191,735	$2,811,622
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	1,199,828	—
Agency	3,083,392	46,463
Capital	52,652,747	705,408
Empower	611,232	—
IM	17,477,834	1,734,700
Institutional Class	13,926,086	324,477
Morgan	464,999	—
Premier	2,759,168	—
Reserve	3,122	—
Net Asset Value offering and redemption price per share
Academy	$1.0000	$—
Agency	1.0007	1.0003
Capital	1.0001	1.0003
Empower	1.0001	—
IM	1.0001	1.0002
Institutional Class	1.0001	1.0002
Morgan	1.0013	—
Premier	1.0003	—
Reserve	1.0004	—
Cost of investments in non-affiliates	$66,009,527	$2,806,984
Cost of repurchase agreements	24,001,000	—
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$67,903,802	$964,489	$179,583,981
Repurchase agreements, at value	15,417,000	1,119,088	169,358,563
Cash	1,637,493	1	14,640,045
Receivables:
Interest from non-affiliates	138,367	3,198	801,180
Other assets	557	—	—
Total Assets	85,097,219	2,086,776	364,383,769
LIABILITIES:
Payables:
Distributions	96,216	8,160	607,454
Investment securities purchased	—	5,000	5,942,293
Fund shares redeemed	—	—	216
Accrued liabilities:
Investment advisory fees	5,746	115	23,017
Administration fees	1,989	16	8,268
Distribution fees	799	—	1,494
Service fees	14,212	—	25,989
Custodian and accounting fees	708	129	1,453
Trustees’ and Chief Compliance Officer’s fees	4	—	74
Other	444	173	1,366
Total Liabilities	120,118	13,593	6,611,624
Net Assets	$84,977,101	$2,073,183	$357,772,145
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	101

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
NET ASSETS:
Paid-in-Capital	$84,976,925	$2,073,172	$357,824,416
Total distributable earnings (loss)	176	11	(52,271)
Total Net Assets	$84,977,101	$2,073,183	$357,772,145
Net Assets:
Academy	$—	$—	$3,683,921
Agency	4,998,185	—	17,183,186
Agency SL	—	2,073,183	—
Capital	23,130,467	—	225,176,982
Digital	—	—	101,260
Empower	—	—	8,886,714
IM	—	—	19,084,837
Institutional Class	12,772,282	—	45,725,680
Investor	5,913	—	657,887
Morgan	9,390,410	—	16,816,173
Premier	34,666,598	—	20,332,658
Reserve	13,246	—	28,828
Service	—	—	94,019
Total	$84,977,101	$2,073,183	$357,772,145
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	—	3,684,459
Agency	4,998,164	—	17,185,697
Agency SL	—	2,073,202	—
Capital	23,130,372	—	225,209,865
Digital	—	—	101,275
Empower	—	—	8,888,010
IM	—	—	19,087,625
Institutional Class	12,772,230	—	45,732,359
Investor	5,913	—	657,983
Morgan	9,390,371	—	16,818,631
Premier	34,666,456	—	20,335,627
Reserve	13,246	—	28,833
Service	—	—	94,032
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$67,903,802	$964,489	$179,583,981
Cost of repurchase agreements	15,417,000	1,119,088	169,358,563
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$30,473,001	$8,153,121	$366,494,742
Repurchase agreements, at value	28,055,000	—	—
Cash	2,782,008	212,774	9,837,958
Receivables:
Interest from non-affiliates	161,036	10,203	295,186
Other assets	—	—	651
Total Assets	61,471,045	8,376,098	376,628,537
LIABILITIES:
Payables:
Distributions	108,904	11,511	777,250
Investment securities purchased	1,248,574	496,737	27,594,732
Accrued liabilities:
Investment advisory fees	4,424	532	22,137
Administration fees	1,532	184	8,088
Distribution fees	634	31	920
Service fees	6,136	1,081	26,508
Custodian and accounting fees	372	69	1,474
Trustees’ and Chief Compliance Officer’s fees	—	1	77
Other	576	95	75
Total Liabilities	1,371,152	510,241	28,431,261
Net Assets	$60,099,893	$7,865,857	$348,197,276
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	103

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
NET ASSETS:
Paid-in-Capital	$60,099,809	$7,865,735	$348,196,745
Total distributable earnings (loss)	84	122	531
Total Net Assets	$60,099,893	$7,865,857	$348,197,276
Net Assets:
Academy	$828,980	$—	$550,946
Agency	4,845,495	515,857	19,372,398
Capital	29,038,493	—	212,907,376
Empower	149,935	—	1,439,899
IM	791,312	—	1,985,130
Institutional Class	13,318,309	4,963,113	79,537,043
Investor	14,971	—	—
Morgan	6,520,020	360,253	8,015,778
Premier	3,966,211	2,026,634	23,251,414
Reserve	626,167	—	1,137,292
Total	$60,099,893	$7,865,857	$348,197,276
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	828,978	—	550,945
Agency	4,845,488	515,849	19,372,364
Capital	29,038,454	—	212,906,996
Empower	149,935	—	1,439,896
IM	791,311	—	1,985,126
Institutional Class	13,318,291	4,963,032	79,536,901
Investor	14,971	—	—
Morgan	6,520,012	360,247	8,015,764
Premier	3,966,205	2,026,601	23,251,373
Reserve	626,166	—	1,137,290
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$30,473,001	$8,153,121	$366,494,742
Cost of repurchase agreements	28,055,000	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$10,065,081	$2,858,786	$193,977	$1,629,732
Cash	27	2,947	—	15
Receivables:
Investment securities sold	—	—	—	2,400
Investment securities sold — delayed delivery securities	405	1,140	1,055	730
Interest from non-affiliates	45,773	13,579	760	8,015
Total Assets	10,111,286	2,876,452	195,792	1,640,892
LIABILITIES:
Payables:
Due to custodian	—	—	24	—
Distributions	16,043	1,967	253	2,702
Investment securities purchased	11,404	—	—	—
Investment securities purchased — delayed delivery securities	20,809	8,153	—	1,850
Accrued liabilities:
Investment advisory fees	708	201	2	111
Administration fees	245	70	—	38
Distribution fees	128	8	— (a)	4
Service fees	1,196	382	21	165
Custodian and accounting fees	88	38	19	26
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	— (a)	—
Other	196	92	28	35
Total Liabilities	50,817	10,911	347	4,931
Net Assets	$10,060,469	$2,865,541	$195,445	$1,635,961

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	105

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$10,060,234	$2,865,399	$195,448	$1,635,920
Total distributable earnings (loss)	235	142	(3)	41
Total Net Assets	$10,060,469	$2,865,541	$195,445	$1,635,961
Net Assets:
Agency	$407,799	$207,442	$14,349	$161,413
Institutional Class	7,802,924	1,792,731	135,361	1,226,005
Morgan	128,677	93,799	4,401	48,523
Premier	1,190,377	771,559	41,324	199,190
Reserve	530,692	—	—	820
Service	—	10	10	10
Total	$10,060,469	$2,865,541	$195,445	$1,635,961
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	407,767	207,421	14,341	161,404
Institutional Class	7,802,303	1,792,549	135,287	1,225,943
Morgan	128,667	93,790	4,398	48,520
Premier	1,190,283	771,482	41,300	199,180
Reserve	530,650	—	—	820
Service	—	10	10	10
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$10,065,081	$2,858,786	$193,977	$1,629,732
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Money Market Funds	August 31, 2026

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,779,285	$33,884
Interest income from affiliates	38,073	—
Total investment income	1,817,358	33,884
EXPENSES:
Investment advisory fees	37,691	1,111
Administration fees	13,360	394
Distribution fees (See Note 4)	4	—
Service fees (See Note 4)	29,245	371
Custodian and accounting fees	925	90
Interest expense to affiliates	—	4
Professional fees	244	32
Trustees’ and Chief Compliance Officer’s fees	111	16
Printing and mailing costs	46	15
Registration and filing fees	433	71
Transfer agency fees (See Note 2.F.)	719	66
Other	213	85
Total expenses	82,991	2,255
Less fees waived	(392)	(88)
Less expense reimbursements	(9)	—
Net expenses	82,590	2,167
Net investment income (loss)	1,734,768	31,717
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	103	26
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(20,346)	—
Net realized/unrealized gains (losses)	(20,243)	26
Change in net assets resulting from operations	$1,714,525	$31,743
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	107

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,595,244	$55,309	$6,151,298
Interest income from affiliates	37,672	2	216,427
Income from interfund lending (net)	221	—	—
Total investment income	1,633,137	55,311	6,367,725
EXPENSES:
Investment advisory fees	33,944	1,199	137,706
Administration fees	12,029	425	48,790
Distribution fees (See Note 4)	4,759	—	8,710
Service fees (See Note 4)	85,029	—	153,251
Custodian and accounting fees	806	—	1,577
Professional fees	227	33	693
Trustees’ and Chief Compliance Officer’s fees	99	15	403
Printing and mailing costs	452	15	751
Registration and filing fees	1,605	27	1,025
Transfer agency fees (See Note 2.F.)	492	15	1,832
Other	108	22	378
Total expenses	139,550	1,751	355,116
Less fees waived	(666)	(852)	(5,296)
Net expenses	138,884	899	349,820
Net investment income (loss)	1,494,253	54,412	6,017,905
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	80	12	4,507
Change in net assets resulting from operations	$1,494,333	$54,424	$6,022,412
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,160,083	$142,362	$5,828,132
Interest income from affiliates	31,267	5,162	140,257
Total investment income	1,191,350	147,524	5,968,389
EXPENSES:
Investment advisory fees	25,699	3,194	128,597
Administration fees	9,104	1,132	45,547
Distribution fees (See Note 4)	3,593	182	5,154
Service fees (See Note 4)	35,528	6,672	150,182
Custodian and accounting fees	496	81	1,579
Professional fees	166	44	623
Trustees’ and Chief Compliance Officer’s fees	77	21	376
Printing and mailing costs	65	43	158
Registration and filing fees	491	87	693
Transfer agency fees (See Note 2.F.)	347	56	1,544
Other	129	32	352
Total expenses	75,695	11,544	334,805
Less fees waived	(340)	(199)	(6,804)
Net expenses	75,355	11,345	328,001
Net investment income (loss)	1,115,995	136,179	5,640,388
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	93	85	483
Change in net assets resulting from operations	$1,116,088	$136,264	$5,640,871
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	109

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$133,424	$37,783	$2,364	$22,006
Interest income from affiliates	1	2	—	—
Total investment income	133,425	37,785	2,364	22,006
EXPENSES:
Investment advisory fees	4,278	1,192	82	703
Administration fees	1,516	422	29	249
Distribution fees (See Note 4)	761	48	2	24
Service fees (See Note 4)	7,364	2,416	157	1,193
Custodian and accounting fees	156	65	25	50
Interest expense to affiliates	16	8	— (a)	7
Professional fees	59	35	27	32
Trustees’ and Chief Compliance Officer’s fees	23	15	13	14
Printing and mailing costs	22	72	13	13
Registration and filing fees	98	139	34	41
Transfer agency fees (See Note 2.F.)	60	19	5	19
Other	32	6	4	7
Total expenses	14,385	4,437	391	2,352
Less fees waived	(294)	(231)	(109)	(135)
Less expense reimbursements	—	— (a)	— (a)	—
Net expenses	14,091	4,206	282	2,217
Net investment income (loss)	119,334	33,579	2,082	19,789
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	88	86	4	45
Change in net assets resulting from operations	$119,422	$33,665	$2,086	$19,834

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Money Market Funds	August 31, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,734,768	$3,642,647	$31,717	$61,113
Net realized gain (loss)	103	423	26	98
Change in net unrealized appreciation/depreciation	(20,346)	(3,817)	—	—
Change in net assets resulting from operations	1,714,525	3,639,253	31,743	61,211
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(18,847)	(41,711)	—	—
Agency	(58,549)	(123,036)	(479)	(1,612)
Capital	(1,002,841)	(2,032,420)	(8,618)	(9,966)
Empower	(12,390)	(27,960)	—	—
IM	(304,980)	(546,807)	(19,353)	(40,053)
Institutional Class	(280,064)	(736,046)	(3,268)	(9,492)
Morgan	(8,435)	(23,363)	—	—
Premier	(48,614)	(111,196)	—	—
Reserve	(49)	(108)	—	—
Total distributions to shareholders	(1,734,769)	(3,642,647)	(31,718)	(61,123)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(7,743,401)	11,978,993	(142,717)	978,219
NET ASSETS:
Change in net assets	(7,763,645)	11,975,599	(142,692)	978,307
Beginning of period	99,955,380	87,979,781	2,954,314	1,976,007
End of period	$92,191,735	$99,955,380	$2,811,622	$2,954,314
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,494,253	$3,214,054	$54,412	$78,284
Net realized gain (loss)	80	162	12	3
Change in net assets resulting from operations	1,494,333	3,214,216	54,424	78,287
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(91,232)	(190,510)	—	—
Agency SL	—	—	(54,411)	(78,305)
Capital	(409,926)	(829,378)	—	—
Institutional Class	(236,319)	(483,696)	—	—
Investor	(109)	(354)	—	—
Morgan	(155,511)	(351,745)	—	—
Premier	(600,923)	(1,357,830)	—	—
Reserve	(233)	(599)	—	—
Total distributions to shareholders	(1,494,253)	(3,214,112)	(54,411)	(78,305)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	359,674	8,350,143	(926,968)	1,645,056
NET ASSETS:
Change in net assets	359,754	8,350,247	(926,955)	1,645,038
Beginning of period	84,617,347	76,267,100	3,000,138	1,355,100
End of period	$84,977,101	$84,617,347	$2,073,183	$3,000,138
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,017,905	$12,409,241	$1,115,995	$2,042,789
Net realized gain (loss)	4,507	13,920	93	1,027
Change in net assets resulting from operations	6,022,412	12,423,161	1,116,088	2,043,816
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(78,660)	(175,529)	(6,586)	(11,805)
Agency	(272,773)	(649,193)	(74,384)	(133,349)
Capital	(3,806,919)	(7,589,120)	(617,599)	(906,445)
Digital (a)	(1,726)	(953)	—	—
Empower	(180,026)	(412,768)	(13,557)	(7,478)
IM	(312,952)	(514,481)	(14,711)	(19,602)
Institutional Class	(738,194)	(1,684,539)	(224,128)	(584,219)
Investor	(15,190)	(119,948)	(428)	(657)
Morgan	(263,089)	(559,271)	(88,211)	(174,367)
Premier	(346,586)	(697,729)	(66,793)	(185,182)
Reserve	(493)	(1,209)	(9,598)	(19,684)
Service	(1,297)	(4,501)	—	—
Total distributions to shareholders	(6,017,905)	(12,409,241)	(1,115,995)	(2,042,788)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	19,833,974	33,443,113	1,838,624	11,275,966
NET ASSETS:
Change in net assets	19,838,481	33,457,033	1,838,717	11,276,994
Beginning of period	337,933,664	304,476,631	58,261,176	46,984,182
End of period	$357,772,145	$337,933,664	$60,099,893	$58,261,176

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$136,179	$323,088	$5,640,388	$10,263,959
Net realized gain (loss)	85	88	483	2,426
Change in net assets resulting from operations	136,264	323,176	5,640,871	10,266,385
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(16,893)	(13,534)
Agency	(9,021)	(23,501)	(321,863)	(676,379)
Capital	—	—	(3,398,319)	(5,723,399)
Empower	—	—	(22,596)	(40,342)
IM	—	—	(5,978)	(5,131)
Institutional Class	(87,167)	(200,916)	(1,362,164)	(2,712,392)
Morgan	(5,675)	(13,388)	(115,945)	(249,806)
Premier	(34,316)	(85,386)	(378,594)	(804,418)
Reserve	—	—	(18,036)	(38,558)
Total distributions to shareholders	(136,179)	(323,191)	(5,640,388)	(10,263,959)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(53,339)	(678,881)	45,974,708	58,983,213
NET ASSETS:
Change in net assets	(53,254)	(678,896)	45,975,191	58,985,639
Beginning of period	7,919,111	8,598,007	302,222,085	243,236,446
End of period	$7,865,857	$7,919,111	$348,197,276	$302,222,085
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$119,334	$274,600	$33,579	$68,435
Net realized gain (loss)	88	494	86	131
Change in net assets resulting from operations	119,422	275,094	33,665	68,566
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(4,319)	(9,352)	(2,375)	(4,724)
Institutional Class	(96,202)	(222,341)	(22,343)	(45,928)
Morgan	(1,218)	(1,918)	(942)	(1,994)
Premier	(12,503)	(29,310)	(7,919)	(15,846)
Reserve	(5,092)	(11,935)	—	—
Service	—	—	— (a)	(24)
Total distributions to shareholders	(119,334)	(274,856)	(33,579)	(68,516)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(448,743)	(911,250)	59,841	403,401
NET ASSETS:
Change in net assets	(448,655)	(911,012)	59,927	403,451
Beginning of period	10,509,124	11,420,136	2,805,614	2,402,163
End of period	$10,060,469	$10,509,124	$2,865,541	$2,805,614

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,082	$5,791	$19,789	$45,987
Net realized gain (loss)	4	41	45	30
Change in net assets resulting from operations	2,086	5,832	19,834	46,017
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(149)	(386)	(1,856)	(4,857)
Institutional Class	(1,474)	(3,749)	(15,275)	(34,307)
Morgan	(41)	(85)	(433)	(940)
Premier	(418)	(1,588)	(2,217)	(5,864)
Reserve	—	—	(8)	(24)
Service	— (a)	(17)	— (a)	(4)
Total distributions to shareholders	(2,082)	(5,825)	(19,789)	(45,996)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(27,895)	(94,188)	(135,020)	(120,980)
NET ASSETS:
Change in net assets	(27,891)	(94,181)	(134,975)	(120,959)
Beginning of period	223,336	317,517	1,770,936	1,891,895
End of period	$195,445	$223,336	$1,635,961	$1,770,936

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$649,712	$1,291,007	$—	$—
Distributions reinvested	15,437	30,603	—	—
Cost of shares redeemed	(377,726)	(1,458,050)	—	—
Change in net assets resulting from Academy capital transactions	287,423	(136,440)	—	—
Agency
Proceeds from shares issued	6,441,708	9,770,252	51,797	150,638
Distributions reinvested	11,068	29,719	27	103
Cost of shares redeemed	(6,577,170)	(9,353,747)	(49,636)	(174,294)
Change in net assets resulting from Agency capital transactions	(124,394)	446,224	2,188	(23,553)
Capital
Proceeds from shares issued	80,974,619	183,873,606	2,088,458	1,607,400
Distributions reinvested	538,144	1,069,723	1,383	2,355
Cost of shares redeemed	(85,198,536)	(173,441,094)	(1,805,952)	(1,530,719)
Change in net assets resulting from Capital capital transactions	(3,685,773)	11,502,235	283,889	79,036
Empower
Proceeds from shares issued	1,732,855	2,532,258	—	—
Distributions reinvested	9,572	21,988	—	—
Cost of shares redeemed	(1,861,764)	(2,422,065)	—	—
Change in net assets resulting from Empower capital transactions	(119,337)	132,181	—	—
IM
Proceeds from shares issued	86,419,368	117,132,108	5,470,966	11,812,529
Distributions reinvested	8,313	16,106	—	—
Cost of shares redeemed	(87,153,629)	(116,135,868)	(5,943,848)	(10,870,547)
Change in net assets resulting from IM capital transactions	(725,948)	1,012,346	(472,882)	941,982
Institutional Class
Proceeds from shares issued	32,562,782	82,043,466	611,573	1,729,491
Distributions reinvested	70,442	166,276	321	1,747
Cost of shares redeemed	(35,713,030)	(83,020,206)	(567,806)	(1,750,484)
Change in net assets resulting from Institutional Class capital transactions	(3,079,806)	(810,464)	44,088	(19,246)
Morgan
Proceeds from shares issued	288,835	1,179,539	—	—
Distributions reinvested	5,123	13,562	—	—
Cost of shares redeemed	(527,503)	(1,214,836)	—	—
Change in net assets resulting from Morgan capital transactions	(233,545)	(21,735)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$3,315,809	$6,103,877	$—	$—
Distributions reinvested	5,800	13,849	—	—
Cost of shares redeemed	(3,383,677)	(6,263,213)	—	—
Change in net assets resulting from Premier capital transactions	(62,068)	(145,487)	—	—
Reserve
Proceeds from shares issued	48	168	—	—
Distributions reinvested	12	26	—	—
Cost of shares redeemed	(13)	(61)	—	—
Change in net assets resulting from Reserve capital transactions	47	133	—	—
Total change in net assets resulting from capital transactions	$(7,743,401)	$11,978,993	$(142,717)	$978,219
SHARE TRANSACTIONS:
Academy
Issued	649,665	1,290,685	—	—
Reinvested	15,436	30,598	—	—
Redeemed	(377,683)	(1,457,596)	—	—
Change in Academy Shares	287,418	(136,313)	—	—
Agency
Issued	6,436,783	9,760,776	51,782	150,606
Reinvested	11,059	29,691	27	103
Redeemed	(6,572,128)	(9,344,747)	(49,622)	(174,258)
Change in Agency Shares	(124,286)	445,720	2,187	(23,549)
Capital
Issued	80,964,595	183,815,563	2,087,811	1,606,880
Reinvested	538,090	1,069,404	1,382	2,354
Redeemed	(85,188,530)	(173,386,651)	(1,805,380)	(1,530,224)
Change in Capital Shares	(3,685,845)	11,498,316	283,813	79,010
Empower
Issued	1,732,749	2,531,519	—	—
Reinvested	9,571	21,982	—	—
Redeemed	(1,861,606)	(2,421,356)	—	—
Change in Empower Shares	(119,286)	132,145	—	—
IM
Issued	86,409,494	117,090,977	5,470,065	11,811,322
Reinvested	8,312	16,101	—	—
Redeemed	(87,142,959)	(116,095,491)	(5,942,957)	(10,869,436)
Change in IM Shares	(725,153)	1,011,587	(472,892)	941,886
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	32,557,118	82,013,693	611,444	1,729,144
Reinvested	70,430	166,213	321	1,747
Redeemed	(35,706,814)	(82,989,721)	(567,683)	(1,750,131)
Change in Institutional Class Shares	(3,079,266)	(809,815)	44,082	(19,240)
Morgan
Issued	288,453	1,177,756	—	—
Reinvested	5,117	13,541	—	—
Redeemed	(526,798)	(1,212,991)	—	—
Change in Morgan Shares	(233,228)	(21,694)	—	—
Premier
Issued	3,314,874	6,100,961	—	—
Reinvested	5,798	13,843	—	—
Redeemed	(3,382,748)	(6,260,207)	—	—
Change in Premier Shares	(62,076)	(145,403)	—	—
Reserve
Issued	48	168	—	—
Reinvested	12	26	—	—
Redeemed	(13)	(61)	—	—
Change in Reserve Shares	47	133	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$4,886,724	$9,490,770	$—	$—
Distributions reinvested	19,377	41,242	—	—
Cost of shares redeemed	(5,052,708)	(8,913,733)	—	—
Change in net assets resulting from Agency capital transactions	(146,607)	618,279	—	—
Agency SL
Proceeds from shares issued	—	—	24,663,684	33,250,064
Cost of shares redeemed	—	—	(25,590,652)	(31,605,008)
Change in net assets resulting from Agency SL capital transactions	—	—	(926,968)	1,645,056
Capital
Proceeds from shares issued	16,034,107	29,583,523	—	—
Distributions reinvested	256,747	539,442	—	—
Cost of shares redeemed	(15,027,807)	(26,700,944)	—	—
Change in net assets resulting from Capital capital transactions	1,263,047	3,422,021	—	—
Institutional Class
Proceeds from shares issued	10,789,602	20,729,429	—	—
Distributions reinvested	30,158	62,399	—	—
Cost of shares redeemed	(11,163,230)	(19,050,272)	—	—
Change in net assets resulting from Institutional Class capital transactions	(343,470)	1,741,556	—	—
Investor
Proceeds from shares issued	241	2,341	—	—
Distributions reinvested	109	354	—	—
Cost of shares redeemed	(1,730)	(5,780)	—	—
Change in net assets resulting from Investor capital transactions	(1,380)	(3,085)	—	—
Morgan
Proceeds from shares issued	4,062,197	8,914,417	—	—
Distributions reinvested	155,084	350,856	—	—
Cost of shares redeemed	(4,247,476)	(8,906,249)	—	—
Change in net assets resulting from Morgan capital transactions	(30,195)	359,024	—	—
Premier
Proceeds from shares issued	19,843,212	42,499,263	—	—
Distributions reinvested	471,347	1,082,630	—	—
Cost of shares redeemed	(20,694,303)	(41,370,309)	—	—
Change in net assets resulting from Premier capital transactions	(379,744)	2,211,584	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (continued)
Reserve
Proceeds from shares issued	$2,015	$11,014	$—	$—
Distributions reinvested	233	597	—	—
Cost of shares redeemed	(4,225)	(10,847)	—	—
Change in net assets resulting from Reserve capital transactions	(1,977)	764	—	—
Total change in net assets resulting from capital transactions	$359,674	$8,350,143	$(926,968)	$1,645,056
SHARE TRANSACTIONS:
Agency
Issued	4,886,721	9,490,765	—	—
Reinvested	19,377	41,242	—	—
Redeemed	(5,052,705)	(8,913,728)	—	—
Change in Agency Shares	(146,607)	618,279	—	—
Agency SL
Issued	—	—	24,663,684	33,250,064
Redeemed	—	—	(25,590,652)	(31,605,008)
Change in Agency SL Shares	—	—	(926,968)	1,645,056
Capital
Issued	16,034,092	29,583,507	—	—
Reinvested	256,747	539,442	—	—
Redeemed	(15,027,797)	(26,700,930)	—	—
Change in Capital Shares	1,263,042	3,422,019	—	—
Institutional Class
Issued	10,789,595	20,729,417	—	—
Reinvested	30,158	62,399	—	—
Redeemed	(11,163,222)	(19,050,262)	—	—
Change in Institutional Class Shares	(343,469)	1,741,554	—	—
Investor
Issued	240	2,341	—	—
Reinvested	109	354	—	—
Redeemed	(1,730)	(5,780)	—	—
Change in Investor Shares	(1,381)	(3,085)	—	—
Morgan
Issued	4,062,194	8,914,414	—	—
Reinvested	155,084	350,856	—	—
Redeemed	(4,247,473)	(8,906,245)	—	—
Change in Morgan Shares	(30,195)	359,025	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Premier
Issued	19,843,205	42,499,252	—	—
Reinvested	471,347	1,082,630	—	—
Redeemed	(20,694,293)	(41,370,294)	—	—
Change in Premier Shares	(379,741)	2,211,588	—	—
Reserve
Issued	2,015	11,014	—	—
Reinvested	233	597	—	—
Redeemed	(4,224)	(10,847)	—	—
Change in Reserve Shares	(1,976)	764	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$80,065,797	$41,869,551	$6,152,355	$7,696,040
Distributions reinvested	54,417	132,399	5,362	10,815
Cost of shares redeemed	(80,095,422)	(44,860,527)	(5,561,371)	(8,256,809)
Change in net assets resulting from Academy capital transactions	24,792	(2,858,577)	596,346	(549,954)
Agency
Proceeds from shares issued	958,962,361	1,908,807,268	84,123,812	169,668,221
Distributions reinvested	48,549	125,837	6,769	15,898
Cost of shares redeemed	(957,700,249)	(1,909,101,802)	(83,091,010)	(168,972,051)
Change in net assets resulting from Agency capital transactions	1,310,661	(168,697)	1,039,571	712,068
Capital
Proceeds from shares issued	1,363,902,466	2,190,548,213	129,469,042	205,647,667
Distributions reinvested	1,630,107	3,358,706	294,450	369,646
Cost of shares redeemed	(1,345,759,071)	(2,170,600,069)	(132,142,437)	(193,799,571)
Change in net assets resulting from Capital capital transactions	19,773,502	23,306,850	(2,378,945)	12,217,742
Digital (a)
Proceeds from shares issued	415,813	275,449	—	—
Distributions reinvested	— (b)	—	—	—
Cost of shares redeemed	(414,922)	(175,083)	—	—
Change in net assets resulting from Digital capital transactions	891	100,366	—	—
Empower
Proceeds from shares issued	68,499,573	109,563,708	1,156,160	443,001
Distributions reinvested	127,375	290,890	13,442	7,467
Cost of shares redeemed	(70,782,073)	(108,211,498)	(1,385,174)	(208,850)
Change in net assets resulting from Empower capital transactions	(2,155,125)	1,643,100	(215,572)	241,618
IM
Proceeds from shares issued	90,930,826	99,375,558	2,685,301	3,124,560
Distributions reinvested	91,978	58,425	11,090	13,451
Cost of shares redeemed	(89,951,030)	(92,878,947)	(2,460,682)	(2,886,771)
Change in net assets resulting from IM capital transactions	1,071,774	6,555,036	235,709	251,240

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$246,162,975	$522,200,829	$49,810,629	$82,598,012
Distributions reinvested	277,584	576,212	97,488	282,038
Cost of shares redeemed	(245,013,921)	(522,545,515)	(48,491,950)	(84,415,296)
Change in net assets resulting from Institutional Class capital transactions	1,426,638	231,526	1,416,167	(1,535,246)
Investor
Proceeds from shares issued	988	4,900,396	449,634	126,838
Distributions reinvested	15,189	119,947	92	254
Cost of shares redeemed	(743,563)	(7,191,857)	(457,066)	(120,293)
Change in net assets resulting from Investor capital transactions	(727,386)	(2,171,514)	(7,340)	6,799
Morgan
Proceeds from shares issued	1,667,026,785	2,943,303,491	607,983,547	977,132,548
Distributions reinvested	47,532	113,084	8,972	20,636
Cost of shares redeemed	(1,667,303,763)	(2,941,125,429)	(606,659,802)	(976,270,394)
Change in net assets resulting from Morgan capital transactions	(229,446)	2,291,146	1,332,717	882,790
Premier
Proceeds from shares issued	102,034,261	209,146,567	4,810,829	14,434,892
Distributions reinvested	133,007	249,284	54,853	132,837
Cost of shares redeemed	(102,814,480)	(204,780,891)	(5,018,366)	(15,636,535)
Change in net assets resulting from Premier capital transactions	(647,212)	4,614,960	(152,684)	(1,068,806)
Reserve
Proceeds from shares issued	5,104	28,205	466,645	749,426
Distributions reinvested	491	1,204	9,598	19,684
Cost of shares redeemed	(16,439)	(21,357)	(503,588)	(651,395)
Change in net assets resulting from Reserve capital transactions	(10,844)	8,052	(27,345)	117,715
Service
Proceeds from shares issued	8,749	31,254	—	—
Distributions reinvested	1,297	4,501	—	—
Cost of shares redeemed	(14,317)	(144,890)	—	—
Change in net assets resulting from Service capital transactions	(4,271)	(109,135)	—	—
Total change in net assets resulting from capital transactions	$19,833,974	$33,443,113	$1,838,624	$11,275,966
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS:
Academy
Issued	80,055,298	41,864,613	6,152,348	7,696,000
Reinvested	54,417	132,399	5,362	10,815
Redeemed	(80,084,933)	(44,856,295)	(5,561,364)	(8,256,772)
Change in Academy Shares	24,782	(2,859,283)	596,346	(549,957)
Agency
Issued	958,958,559	1,908,799,929	84,123,806	169,668,193
Reinvested	48,549	125,837	6,769	15,898
Redeemed	(957,696,395)	(1,909,094,790)	(83,091,005)	(168,972,023)
Change in Agency Shares	1,310,713	(169,024)	1,039,570	712,068
Capital
Issued	1,363,888,385	2,190,524,301	129,469,019	205,647,594
Reinvested	1,630,107	3,358,706	294,450	369,646
Redeemed	(1,345,743,784)	(2,170,575,495)	(132,142,411)	(193,799,496)
Change in Capital Shares	19,774,708	23,307,512	(2,378,942)	12,217,744
Digital (a)
Issued	415,739	275,416	—	—
Reinvested	— (b)	—	—	—
Redeemed	(414,848)	(175,032)	—	—
Change in Digital Shares	891	100,384	—	—
Empower
Issued	68,496,222	109,558,823	1,156,157	443,000
Reinvested	127,375	290,890	13,442	7,467
Redeemed	(70,779,146)	(108,206,478)	(1,385,173)	(208,849)
Change in Empower Shares	(2,155,549)	1,643,235	(215,574)	241,618
IM
Issued	90,926,705	99,368,384	2,685,299	3,124,554
Reinvested	91,978	58,425	11,090	13,451
Redeemed	(89,946,920)	(92,870,828)	(2,460,680)	(2,886,765)
Change in IM Shares	1,071,763	6,555,981	235,709	251,240
Institutional Class
Issued	246,156,650	522,185,186	49,810,613	82,597,957
Reinvested	277,584	576,212	97,488	282,038
Redeemed	(245,007,812)	(522,530,804)	(48,491,935)	(84,415,245)
Change in Institutional Class Shares	1,426,422	230,594	1,416,166	(1,535,250)

(a)
Commencement of offering of class of shares effective October 30, 2025 for JPMorgan U.S. Government Money Market Fund.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	125

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Investor
Issued	821	4,898,880	449,634	126,838
Reinvested	15,189	119,947	92	254
Redeemed	(743,520)	(7,190,798)	(457,066)	(120,293)
Change in Investor Shares	(727,510)	(2,171,971)	(7,340)	6,799
Morgan
Issued	1,667,024,880	2,943,299,711	607,983,542	977,132,532
Reinvested	47,532	113,084	8,972	20,636
Redeemed	(1,667,302,045)	(2,941,121,524)	(606,659,797)	(976,270,373)
Change in Morgan Shares	(229,633)	2,291,271	1,332,717	882,795
Premier
Issued	102,030,123	209,137,824	4,810,824	14,434,875
Reinvested	133,007	249,284	54,853	132,837
Redeemed	(102,810,623)	(204,771,587)	(5,018,362)	(15,636,517)
Change in Premier Shares	(647,493)	4,615,521	(152,685)	(1,068,805)
Reserve
Issued	5,099	28,197	466,646	749,421
Reinvested	491	1,204	9,598	19,684
Redeemed	(16,436)	(21,348)	(503,588)	(651,391)
Change in Reserve Shares	(10,846)	8,053	(27,344)	117,714
Service
Issued	8,737	31,206	—	—
Reinvested	1,297	4,501	—	—
Redeemed	(14,308)	(144,866)	—	—
Change in Service Shares	(4,274)	(109,159)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$6,381,872	$1,494,837
Distributions reinvested	—	—	7,543	12,275
Cost of shares redeemed	—	—	(6,287,204)	(1,088,486)
Change in net assets resulting from Academy capital transactions	—	—	102,211	418,626
Agency
Proceeds from shares issued	389,519	1,024,685	405,360,453	773,856,339
Distributions reinvested	826	2,554	46,118	100,545
Cost of shares redeemed	(408,559)	(1,104,318)	(404,504,130)	(771,983,302)
Change in net assets resulting from Agency capital transactions	(18,214)	(77,079)	902,441	1,973,582
Capital
Proceeds from shares issued	—	—	308,945,671	440,032,372
Distributions reinvested	—	—	850,645	1,357,518
Cost of shares redeemed	—	—	(271,240,836)	(395,723,309)
Change in net assets resulting from Capital capital transactions	—	—	38,555,480	45,666,581
Empower
Proceeds from shares issued	—	—	1,337,109	1,559,775
Distributions reinvested	—	—	21,803	38,592
Cost of shares redeemed	—	—	(1,332,090)	(1,260,216)
Change in net assets resulting from Empower capital transactions	—	—	26,822	338,151
IM
Proceeds from shares issued	—	—	2,616,809	500,801
Distributions reinvested	—	—	3,463	4,975
Cost of shares redeemed	—	—	(762,900)	(481,337)
Change in net assets resulting from IM capital transactions	—	—	1,857,372	24,439
Institutional Class
Proceeds from shares issued	5,199,463	10,702,702	148,309,160	241,744,024
Distributions reinvested	35,328	66,313	173,585	355,036
Cost of shares redeemed	(5,112,649)	(11,175,662)	(145,354,219)	(233,792,658)
Change in net assets resulting from Institutional Class capital transactions	122,142	(406,647)	3,128,526	8,306,402
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	127

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$160,835	$408,144	$649,491,558	$1,181,375,748
Distributions reinvested	5,593	13,281	26,044	58,386
Cost of shares redeemed	(168,666)	(415,379)	(648,851,057)	(1,180,944,205)
Change in net assets resulting from Morgan capital transactions	(2,238)	6,046	666,545	489,929
Premier
Proceeds from shares issued	935,194	2,575,079	39,430,006	66,183,629
Distributions reinvested	25,466	62,629	162,377	349,022
Cost of shares redeemed	(1,115,689)	(2,838,909)	(38,738,038)	(64,905,086)
Change in net assets resulting from Premier capital transactions	(155,029)	(201,201)	854,345	1,627,565
Reserve
Proceeds from shares issued	—	—	3,886,927	7,852,011
Distributions reinvested	—	—	300	641
Cost of shares redeemed	—	—	(4,006,261)	(7,714,714)
Change in net assets resulting from Reserve capital transactions	—	—	(119,034)	137,938
Total change in net assets resulting from capital transactions	$(53,339)	$(678,881)	$45,974,708	$58,983,213
SHARE TRANSACTIONS:
Academy
Issued	—	—	6,381,864	1,494,836
Reinvested	—	—	7,543	12,275
Redeemed	—	—	(6,287,196)	(1,088,483)
Change in Academy Shares	—	—	102,211	418,628
Agency
Issued	389,516	1,024,682	405,360,445	773,856,309
Reinvested	826	2,554	46,118	100,545
Redeemed	(408,557)	(1,104,313)	(404,504,120)	(771,983,271)
Change in Agency Shares	(18,215)	(77,077)	902,443	1,973,583
Capital
Issued	—	—	308,945,635	440,032,282
Reinvested	—	—	850,645	1,357,518
Redeemed	—	—	(271,240,811)	(395,723,213)
Change in Capital Shares	—	—	38,555,469	45,666,587
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Empower
Issued	—	—	1,337,107	1,559,771
Reinvested	—	—	21,803	38,592
Redeemed	—	—	(1,332,088)	(1,260,214)
Change in Empower Shares	—	—	26,822	338,149
IM
Issued	—	—	2,616,807	500,800
Reinvested	—	—	3,463	4,975
Redeemed	—	—	(762,900)	(481,336)
Change in IM Shares	—	—	1,857,370	24,439
Institutional Class
Issued	5,199,456	10,702,686	148,309,142	241,743,961
Reinvested	35,328	66,313	173,585	355,036
Redeemed	(5,112,641)	(11,175,648)	(145,354,193)	(233,792,603)
Change in Institutional Class Shares	122,143	(406,649)	3,128,534	8,306,394
Morgan
Issued	160,833	408,142	649,491,552	1,181,375,723
Reinvested	5,593	13,281	26,044	58,386
Redeemed	(168,665)	(415,377)	(648,851,051)	(1,180,944,181)
Change in Morgan Shares	(2,239)	6,046	666,545	489,928
Premier
Issued	935,188	2,575,069	39,430,003	66,183,609
Reinvested	25,466	62,629	162,377	349,022
Redeemed	(1,115,682)	(2,838,897)	(38,738,031)	(64,905,064)
Change in Premier Shares	(155,028)	(201,199)	854,349	1,627,567
Reserve
Issued	—	—	3,886,925	7,852,006
Reinvested	—	—	300	641
Redeemed	—	—	(4,006,259)	(7,714,709)
Change in Reserve Shares	—	—	(119,034)	137,938
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	129

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$298,771	$599,745	$162,304	$348,839
Distributions reinvested	518	852	718	1,242
Cost of shares redeemed	(290,526)	(548,292)	(166,266)	(311,861)
Change in net assets resulting from Agency capital transactions	8,763	52,305	(3,244)	38,220
Institutional Class
Proceeds from shares issued	12,821,241	25,984,253	10,641,264	19,437,102
Distributions reinvested	6,709	16,194	13,889	27,538
Cost of shares redeemed	(13,272,858)	(26,826,415)	(10,662,996)	(19,158,231)
Change in net assets resulting from Institutional Class capital transactions	(444,908)	(825,968)	(7,843)	306,409
Morgan
Proceeds from shares issued	87,133	116,112	55,242	101,475
Distributions reinvested	1,209	1,904	928	1,928
Cost of shares redeemed	(58,346)	(101,311)	(56,693)	(96,745)
Change in net assets resulting from Morgan capital transactions	29,996	16,705	(523)	6,658
Premier
Proceeds from shares issued	675,848	1,548,566	541,761	1,079,500
Distributions reinvested	7,129	16,031	5,920	11,654
Cost of shares redeemed	(693,755)	(1,719,444)	(476,230)	(1,034,959)
Change in net assets resulting from Premier capital transactions	(10,778)	(154,847)	71,451	56,195
Reserve
Proceeds from shares issued	2,293,085	5,295,509	—	—
Distributions reinvested	137	575	—	—
Cost of shares redeemed	(2,325,038)	(5,295,529)	—	—
Change in net assets resulting from Reserve capital transactions	(31,816)	555	—	—
Service
Proceeds from shares issued	—	—	—	12
Distributions reinvested	—	—	— (a)	23
Cost of shares redeemed	—	—	—	(4,116)
Change in net assets resulting from Service capital transactions	—	—	— (a)	(4,081)
Total change in net assets resulting from capital transactions	$(448,743)	$(911,250)	$59,841	$403,401

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS:
Agency
Issued	298,744	599,718	162,286	348,814
Reinvested	518	852	718	1,242
Redeemed	(290,502)	(548,268)	(166,248)	(311,837)
Change in Agency Shares	8,760	52,302	(3,244)	38,219
Institutional Class
Issued	12,821,147	25,984,117	10,641,197	19,437,013
Reinvested	6,709	16,194	13,889	27,538
Redeemed	(13,272,756)	(26,826,273)	(10,662,921)	(19,158,146)
Change in Institutional Class Shares	(444,900)	(825,962)	(7,835)	306,405
Morgan
Issued	87,125	116,106	55,235	101,468
Reinvested	1,209	1,904	928	1,928
Redeemed	(58,341)	(101,306)	(56,686)	(96,737)
Change in Morgan Shares	29,993	16,704	(523)	6,659
Premier
Issued	675,798	1,548,509	541,708	1,079,436
Reinvested	7,129	16,031	5,920	11,654
Redeemed	(693,707)	(1,719,386)	(476,181)	(1,034,893)
Change in Premier Shares	(10,780)	(154,846)	71,447	56,197
Reserve
Issued	2,293,034	5,295,407	—	—
Reinvested	137	575	—	—
Redeemed	(2,324,986)	(5,295,431)	—	—
Change in Reserve Shares	(31,815)	551	—	—
Service
Issued	—	—	—	12
Reinvested	—	—	— (a)	23
Redeemed	—	—	—	(4,115)
Change in Service Shares	—	—	— (a)	(4,080)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	131

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$545	$7,885	$95,949	$305,863
Distributions reinvested	4	45	36	56
Cost of shares redeemed	(1,322)	(19,107)	(101,022)	(345,568)
Change in net assets resulting from Agency capital transactions	(773)	(11,177)	(5,037)	(39,649)
Institutional Class
Proceeds from shares issued	32,199	135,549	945,379	2,462,669
Distributions reinvested	225	864	366	527
Cost of shares redeemed	(54,665)	(163,106)	(1,053,410)	(2,478,837)
Change in net assets resulting from Institutional Class capital transactions	(22,241)	(26,693)	(107,665)	(15,641)
Morgan
Proceeds from shares issued	4,059	4,264	23,456	27,041
Distributions reinvested	26	77	363	795
Cost of shares redeemed	(3,204)	(5,179)	(15,009)	(33,492)
Change in net assets resulting from Morgan capital transactions	881	(838)	8,810	(5,656)
Premier
Proceeds from shares issued	8,902	123,021	87,419	323,284
Distributions reinvested	187	402	128	396
Cost of shares redeemed	(14,851)	(175,763)	(118,546)	(382,623)
Change in net assets resulting from Premier capital transactions	(5,762)	(52,340)	(30,999)	(58,943)
Reserve
Proceeds from shares issued	—	—	307	869
Distributions reinvested	—	—	8	24
Cost of shares redeemed	—	—	(444)	(1,301)
Change in net assets resulting from Reserve capital transactions	—	—	(129)	(408)
Service
Proceeds from shares issued	—	10	—	10
Distributions reinvested	— (a)	16	— (a)	4
Cost of shares redeemed	—	(3,166)	—	(697)
Change in net assets resulting from Service capital transactions	— (a)	(3,140)	— (a)	(683)
Total change in net assets resulting from capital transactions	$(27,895)	$(94,188)	$(135,020)	$(120,980)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Money Market Funds	August 31, 2026

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS:
Agency
Issued	542	7,877	95,942	305,858
Reinvested	4	45	36	56
Redeemed	(1,320)	(19,097)	(101,017)	(345,563)
Change in Agency Shares	(774)	(11,175)	(5,039)	(39,649)
Institutional Class
Issued	32,190	135,501	945,369	2,462,659
Reinvested	225	864	366	527
Redeemed	(54,653)	(163,073)	(1,053,399)	(2,478,829)
Change in Institutional Class Shares	(22,238)	(26,708)	(107,664)	(15,643)
Morgan
Issued	4,056	4,261	23,454	27,040
Reinvested	26	77	363	795
Redeemed	(3,202)	(5,176)	(15,008)	(33,491)
Change in Morgan Shares	880	(838)	8,809	(5,656)
Premier
Issued	8,893	122,985	87,414	323,279
Reinvested	187	402	128	396
Redeemed	(14,843)	(175,716)	(118,540)	(382,617)
Change in Premier Shares	(5,763)	(52,329)	(30,998)	(58,942)
Reserve
Issued	—	—	307	869
Reinvested	—	—	8	24
Redeemed	—	—	(444)	(1,301)
Change in Reserve Shares	—	—	(129)	(408)
Service
Issued	—	10	—	10
Reinvested	— (a)	16	— (a)	4
Redeemed	—	(3,164)	—	(697)
Change in Service Shares	— (a)	(3,138)	— (a)	(683)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Prime Money Market Fund
Academy
Six Months Ended August 31, 2026 (Unaudited)	$1.0002	$0.0186	$(0.0002)	$0.0184	$(0.0186)
Year Ended February 28, 2026	1.0003	0.0414	(0.0001)	0.0413	(0.0414)
Year Ended February 28, 2025	1.0005	0.0501	(0.0002)	0.0499	(0.0501)
Year Ended February 29, 2024	1.0006	0.0527	(0.0001)	0.0526	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)
Agency
Six Months Ended August 31, 2026 (Unaudited)	1.0009	0.0181	(0.0002)	0.0179	(0.0181)
Year Ended February 28, 2026	1.0010	0.0405	(0.0001)	0.0404	(0.0405)
Year Ended February 28, 2025	1.0009	0.0492	0.0001	0.0493	(0.0492)
Year Ended February 29, 2024	1.0009	0.0518	— (e)	0.0518	(0.0518)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.0003	0.0186	(0.0002)	0.0184	(0.0186)
Year Ended February 28, 2026	1.0003	0.0414	— (e)	0.0414	(0.0414)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 29, 2024	1.0005	0.0527	(0.0001)	0.0526	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)
Empower
Six Months Ended August 31, 2026 (Unaudited)	1.0003	0.0186	(0.0002)	0.0184	(0.0186)
Year Ended February 28, 2026	1.0003	0.0414	— (e)	0.0414	(0.0414)
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 29, 2024	1.0005	0.0526	(0.0001)	0.0525	(0.0526)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)
IM
Six Months Ended August 31, 2026 (Unaudited)	1.0003	0.0189	(0.0002)	0.0187	(0.0189)
Year Ended February 28, 2026	1.0004	0.0419	(0.0001)	0.0418	(0.0419)
Year Ended February 28, 2025	1.0005	0.0506	(0.0001)	0.0505	(0.0506)
Year Ended February 29, 2024	1.0005	0.0532	— (e)	0.0532	(0.0532)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.0004	0.0184	(0.0003)	0.0181	(0.0184)
Year Ended February 28, 2026	1.0004	0.0410	— (e)	0.0410	(0.0410)
Year Ended February 28, 2025	1.0005	0.0497	(0.0001)	0.0496	(0.0497)
Year Ended February 29, 2024	1.0005	0.0523	— (e)	0.0523	(0.0523)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Money Market Funds	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0000	1.85%	$1,199,859	0.17%	3.69%	0.17%
1.0002	4.21	912,616	0.17	4.16	0.17
1.0003	5.09	1,048,990	0.17 (d)	4.99	0.17
1.0005	5.38	786,157	0.18	5.23	0.18
1.0006	2.46	618,235	0.17 (d)	2.30	0.19
1.0003	0.04	918,415	0.10 (d)	0.07	0.19

1.0007	1.81	3,085,637	0.26	3.59	0.26
1.0009	4.11	3,210,709	0.26	4.04	0.27
1.0010	5.03	2,764,683	0.26	4.93	0.27
1.0009	5.30	3,279,975	0.26	5.19	0.28
1.0009	2.38	2,766,889	0.26	2.64	0.29
1.0005	(0.02)	1,403,993	0.16	0.01	0.29

1.0001	1.86	52,658,608	0.16	3.69	0.16
1.0003	4.22	56,356,157	0.17	4.12	0.17
1.0003	5.12	44,855,575	0.17 (d)	4.99	0.17
1.0004	5.38	42,797,560	0.17	5.26	0.18
1.0005	2.45	41,621,459	0.17 (d)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (d)	0.07	0.18

1.0001	1.86	611,263	0.17	3.69	0.17
1.0003	4.22	730,722	0.17	4.12	0.17
1.0003	5.10	598,550	0.17 (d)	4.98	0.18
1.0004	5.38	463,298	0.18	5.28	0.18
1.0005	2.46	355,132	0.16 (d)	2.15	0.19
1.0002	0.04	564,948	0.10 (d)	0.07	0.20

1.0001	1.88	17,479,640	0.11	3.74	0.11
1.0003	4.26	18,208,845	0.12	4.17	0.12
1.0004	5.16	17,197,596	0.12 (d)	5.03	0.12
1.0005	5.45	13,307,523	0.13	5.36	0.13
1.0005	2.48	6,054,242	0.13 (d)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (d)	0.07	0.13

1.0001	1.83	13,928,095	0.21	3.65	0.21
1.0004	4.17	17,011,387	0.21	4.10	0.22
1.0004	5.07	17,822,266	0.21 (d)	4.97	0.22
1.0005	5.36	18,483,874	0.21	5.24	0.23
1.0005	2.41	14,307,780	0.20 (d)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (d)	0.05	0.23
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Prime Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	$1.0015	$0.0169	$(0.0002)	$0.0167	$(0.0169)
Year Ended February 28, 2026	1.0015	0.0380	— (e)	0.0380	(0.0380)
Year Ended February 28, 2025	1.0011	0.0469	0.0004	0.0473	(0.0469)
Year Ended February 29, 2024	1.0010	0.0496	0.0001	0.0497	(0.0496)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.0005	0.0174	(0.0002)	0.0172	(0.0174)
Year Ended February 28, 2026	1.0005	0.0389	— (e)	0.0389	(0.0389)
Year Ended February 28, 2025	1.0006	0.0476	(0.0001)	0.0475	(0.0476)
Year Ended February 29, 2024	1.0007	0.0501	(0.0001)	0.0500	(0.0501)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.0006	0.0159	(0.0002)	0.0157	(0.0159)
Year Ended February 28, 2026	1.0007	0.0361	(0.0001)	0.0360	(0.0361)
Year Ended February 28, 2025	1.0008	0.0448	(0.0001)	0.0447	(0.0448)
Year Ended February 29, 2024	1.0008	0.0474	— (e)	0.0474	(0.0474)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	— *	—	0.01%	0.08%
Agency	—	—	— *	—	— *	0.10%
Capital	—	—	— *	—	0.01%	0.08%
Empower	—	—	0.01%	—	0.02%	0.08%
IM	—	—	— *	—	— *	0.04%
Institutional Class	—	—	— *	—	0.01%	0.09%
Morgan	—	—	— *	—	0.02%	0.34%
Premier	—	—	— *	—	0.01%	0.27%
Reserve	—	—	— *	—	0.05%	0.54%
* Amount rounds to less than 0.005%.

(e)	Amount rounds to less than $0.00005.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Money Market Funds	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0013	1.68%	$465,605	0.51%	3.35%	0.51%
1.0015	3.87	699,282	0.51	3.80	0.51
1.0015	4.82	721,023	0.48 (d)	4.94	0.48
1.0011	5.08	4,175,385	0.48	5.00	0.48
1.0010	2.14	1,857,527	0.48 (d)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (d)	0.01	0.50

1.0003	1.74	2,759,905	0.42	3.44	0.42
1.0005	3.96	2,822,585	0.42	3.89	0.42
1.0005	4.84	2,968,154	0.42 (d)	4.76	0.42
1.0006	5.12	3,008,674	0.43	5.02	0.43
1.0007	2.19	2,287,879	0.43 (d)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (d)	0.01	0.44

1.0004	1.58	3,123	0.70	3.16	1.60
1.0006	3.66	3,077	0.70	3.60	1.64
1.0007	4.55	2,944	0.69 (d)	4.49	1.63
1.0008	4.84	3,271	0.70	4.74	1.56
1.0008	1.96	3,295	0.65 (d)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (d)	0.01	2.42
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.0002	$0.0110	$0.0001	$0.0111	$(0.0110)	$—	$(0.0110)
Year Ended February 28, 2026	1.0002	0.0235	— (d)	0.0235	(0.0235)	—	(0.0235)
Year Ended February 28, 2025	1.0002	0.0291	— (d)	0.0291	(0.0291)	— (d)	(0.0291)
Year Ended February 29, 2024	1.0002	0.0310	— (d)	0.0310	(0.0310)	—	(0.0310)
Year Ended February 28, 2023	1.0003	0.0136	— (d)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.0003	0.0114	— (d)	0.0114	(0.0114)	—	(0.0114)
Year Ended February 28, 2026	1.0003	0.0243	— (d)	0.0243	(0.0243)	—	(0.0243)
Year Ended February 28, 2025	1.0003	0.0299	— (d)	0.0299	(0.0299)	— (d)	(0.0299)
Year Ended February 29, 2024	1.0002	0.0318	0.0001	0.0319	(0.0318)	—	(0.0318)
Year Ended February 28, 2023	1.0003	0.0144	— (d)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (d)	(0.0002)
IM
Six Months Ended August 31, 2026 (Unaudited)	1.0001	0.0117	0.0001	0.0118	(0.0117)	—	(0.0117)
Year Ended February 28, 2026	1.0001	0.0248	— (d)	0.0248	(0.0248)	—	(0.0248)
Year Ended February 28, 2025	1.0001	0.0303	— (d)	0.0303	(0.0303)	— (d)	(0.0303)
Year Ended February 29, 2024	1.0002	0.0321	(0.0001)	0.0320	(0.0321)	—	(0.0321)
Year Ended February 28, 2023	1.0003	0.0147	— (d)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (d)	(0.0002)	— (d)	(0.0002)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.0002	0.0113	— (d)	0.0113	(0.0113)	—	(0.0113)
Year Ended February 28, 2026	1.0002	0.0240	— (d)	0.0240	(0.0240)	—	(0.0240)
Year Ended February 28, 2025	1.0002	0.0296	— (d)	0.0296	(0.0296)	— (d)	(0.0296)
Year Ended February 29, 2024	1.0002	0.0315	— (d)	0.0315	(0.0315)	—	(0.0315)
Year Ended February 28, 2023	1.0003	0.0141	— (d)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	—	— *	0.16%
Capital	—	—	—	—	— *	0.09%
IM	—	—	—	—	—	0.07%
Institutional Class	—	—	—	—	— *	0.12%
* Amount rounds to less than 0.005%.

(f)	Amount rounds to less than 0.005%.

138

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0003	1.12%	$46,474	0.26%	2.18%	0.34%
1.0002	2.38	44,286	0.26	2.38	0.32
1.0002	2.94	67,838	0.26	2.94	0.32
1.0002	3.14	96,104	0.26	3.10	0.32
1.0002	1.36	108,719	0.26 (e)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (e)	0.01	0.44

1.0003	1.15	705,615	0.18	2.25	0.19
1.0003	2.46	421,722	0.18	2.38	0.19
1.0003	3.03	342,671	0.18	3.03	0.19
1.0003	3.24	207,333	0.18	3.16	0.21
1.0002	1.44	399,560	0.18 (e)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (e)	0.02	0.22

1.0002	1.18	1,734,993	0.13	2.31	0.13
1.0001	2.50	2,207,857	0.14	2.39	0.14
1.0001	3.07	1,265,816	0.14	2.96	0.14
1.0001	3.25	763,488	0.15	3.18	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (f)	723,312	0.08 (e)	0.02	0.15

1.0002	1.13	324,540	0.21	2.23	0.24
1.0002	2.43	280,449	0.21	2.41	0.24
1.0002	3.00	299,682	0.21	2.99	0.25
1.0002	3.20	347,708	0.21	3.15	0.25
1.0002	1.41	397,559	0.21 (e)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (e)	0.01	0.26

139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Liquid Assets Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—
Investor
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—

140

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.82%	$4,998,185	0.26%	3.59%	0.27%
1.00	4.11	5,144,787	0.26	4.03	0.27
1.00	5.03	4,526,502	0.26	4.90	0.28
1.00	5.28	3,878,930	0.26	5.17	0.29
1.00	2.32	3,045,257	0.26 (f)	3.07	0.29
1.00	0.01	691,008	0.17 (f)	0.01	0.30

1.00	1.87	23,130,467	0.17	3.68	0.17
1.00	4.21	21,867,399	0.17	4.12	0.17
1.00	5.11	18,445,351	0.18	4.97	0.18
1.00	5.37	14,970,998	0.18	5.27	0.19
1.00	2.40	9,633,984	0.18 (f)	3.32	0.19
1.00	0.04	1,804,197	0.15 (f)	0.04	0.19

1.00	1.85	12,772,282	0.21	3.64	0.22
1.00	4.17	13,115,741	0.21	4.08	0.22
1.00	5.08	11,374,169	0.21	4.96	0.23
1.00	5.33	10,258,535	0.21	5.22	0.24
1.00	2.37	8,277,974	0.21 (f)	3.19	0.24
1.00	0.02	1,763,092	0.16 (f)	0.02	0.25

1.00	1.71	5,913	0.48	3.37	0.48
1.00	3.88	7,294	0.48	3.85	0.48
1.00	4.79	10,380	0.49	4.70	0.49
1.00	5.04	6,631	0.49	5.05	0.50
1.00	2.10	3,013	0.48 (f)	2.43	0.49
1.00	0.01	1,804	0.17 (f)	0.01	0.50

1.00	1.67	9,390,410	0.57	3.28	0.57
1.00	3.79	9,420,596	0.57	3.73	0.57
1.00	4.69	9,061,560	0.58	4.57	0.58
1.00	4.94	7,101,838	0.59	4.90	0.60
1.00	2.02	2,177,582	0.56 (f)	2.79	0.60
1.00	0.01	453,086	0.17 (f)	0.01	0.61

1.00	1.74	34,666,598	0.42	3.43	0.42
1.00	3.95	35,046,308	0.42	3.88	0.42
1.00	4.85	32,834,680	0.43	4.72	0.43
1.00	5.10	25,760,284	0.44	5.02	0.44
1.00	2.15	12,312,271	0.43 (f)	3.20	0.44
1.00	0.01	1,532,491	0.17 (f)	0.01	0.45

141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Liquid Assets Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	—	— *	0.09%
Capital	—	—	—	—	— *	0.03%
Institutional Class	—	—	—	—	— *	0.05%
Investor	—	—	—	—	0.02%	0.32%
Morgan	—	—	—	—	0.02%	0.42%
Premier	—	—	—	—	— *	0.28%
Reserve	—	—	—	—	0.04%	0.53%
* Amount rounds to less than 0.005%.

142

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.61%	$13,246	0.68%	3.17%	0.68%
1.00	3.67	15,222	0.69	3.60	0.69
1.00	4.58	14,458	0.69	4.51	0.69
1.00	4.84	17,886	0.69	4.71	0.69
1.00	1.94	28,700	0.66 (f)	2.58	0.69
1.00	0.01	4,231	0.17 (f)	0.01	0.70

143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund*
Agency SL
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02 (d)	$—(e )	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2026	1.00	0.04 (d)	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05 (d)	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.0004	0.0537	(0.0001)	0.0536	(0.0537)	—	(0.0537)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	—(f )	(0.0010)

*	The JPMorgan Securities Lending Money Market Fund began utilizing a stable $1.00 share price calculated to two decimal places on September 3, 2024. See Note 1.
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than $0.00005.

144

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.84%	$2,073,183	0.06%	3.63%	0.12%
1.00	4.21	3,000,138	0.06	4.04	0.14
1.00	5.16	1,355,100	0.06	5.10	0.15
1.0003	5.49	2,516,563	0.06	5.38	0.14
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14

145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Agency
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Digital
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
October 30, 2025 (g) through February 28, 2026	1.00	0.01	—(e )	0.01	(0.01)
Empower
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
IM
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)

146

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.80%	$3,683,921	0.16%	3.54%	0.16%
1.00	4.09	3,659,063	0.16	4.01	0.17
1.00	4.99	6,517,448	0.17 (f)	4.86	0.17
1.00	5.19	7,529,994	0.18	5.12	0.18
1.00	2.20	4,267,302	0.15 (f)	1.79	0.18
1.00	0.03	10,734,174	0.04 (f)	0.03	0.18

1.00	1.75	17,183,186	0.26	3.44	0.26
1.00	3.99	15,872,317	0.26	3.92	0.27
1.00	4.90	16,040,283	0.26 (f)	4.77	0.27
1.00	5.10	15,084,344	0.26	5.01	0.28
1.00	2.11	10,098,820	0.24 (f)	2.11	0.28
1.00	0.01	8,485,249	0.06 (f)	0.01	0.28

1.00	1.80	225,176,982	0.16	3.54	0.16
1.00	4.09	205,400,661	0.16	4.00	0.17
1.00	4.99	182,085,385	0.17 (f)	4.86	0.17
1.00	5.19	160,954,781	0.18	5.08	0.18
1.00	2.20	119,811,381	0.15 (f)	1.97	0.18
1.00	0.03	166,488,233	0.04 (f)	0.03	0.18

1.00	1.80	101,260	0.16	3.54	0.16
1.00	1.24	100,367	0.17	3.65	0.17

1.00	1.80	8,886,714	0.16	3.54	0.16
1.00	4.09	11,041,706	0.16	4.00	0.17
1.00	4.99	9,398,144	0.17 (f)	4.87	0.17
1.00	5.19	7,799,631	0.18	5.10	0.18
1.00	2.20	5,393,885	0.15 (f)	2.45	0.19
1.00	0.03	4,160,732	0.04 (f)	0.03	0.18

1.00	1.82	19,084,837	0.11	3.59	0.11
1.00	4.14	18,012,835	0.11	4.01	0.12
1.00	5.05	11,457,218	0.12 (f)	4.92	0.12
1.00	5.24	8,449,005	0.13	5.09	0.13
1.00	2.23	9,457,598	0.12 (f)	2.22	0.13
1.00	0.03	10,046,645	0.04 (f)	0.03	0.13

1.00	1.77	45,725,680	0.21	3.49	0.21
1.00	4.04	44,298,496	0.21	3.97	0.22
1.00	4.95	44,065,112	0.21 (f)	4.83	0.22
1.00	5.15	41,207,185	0.21	5.05	0.23
1.00	2.17	29,664,717	0.18 (f)	2.15	0.24
1.00	0.01	27,455,761	0.06 (f)	0.01	0.23

147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Government Money Market Fund (continued)
Investor
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Service
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	— *	—	0.03%	0.13%
Agency	—	—	— *	—	0.02%	0.20%
Capital	—	—	— *	—	0.03%	0.13%
Empower	—	—	— *	—	0.03%	0.13%
IM	—	—	— *	—	0.01%	0.09%
Institutional Class	—	—	— *	—	0.03%	0.15%
Investor	—	—	— *	—	0.03%	0.41%
Morgan	—	—	— *	—	0.04%	0.51%
Premier	—	—	— *	—	0.03%	0.37%
Reserve	—	—	— *	—	0.11%	0.61%
Service	—	—	— *	—	0.16%	0.96%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than 0.005%.

148

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.64%	$657,887	0.46%	3.24%	0.46%
1.00	3.78	1,385,261	0.46	3.76	0.47
1.00	4.68	3,556,639	0.47 (f)	4.49	0.47
1.00	4.87	2,056,169	0.48	4.76	0.48
1.00	1.90	2,406,713	0.46 (f)	1.98	0.48
1.00	0.00(h )	1,858,457	0.07 (f)	0.00 (h)	0.48

1.00	1.59	16,816,173	0.56	3.14	0.56
1.00	3.67	17,045,399	0.57	3.60	0.57
1.00	4.58	14,753,566	0.57 (f)	4.43	0.57
1.00	4.77	7,815,291	0.58	4.71	0.58
1.00	1.81	4,027,309	0.54 (f)	2.08	0.59
1.00	0.00(h )	1,956,424	0.07 (f)	0.00 (h)	0.59

1.00	1.67	20,332,658	0.41	3.29	0.41
1.00	3.83	20,979,596	0.41	3.75	0.42
1.00	4.73	16,363,800	0.42 (f)	4.61	0.42
1.00	4.92	13,503,049	0.43	4.86	0.43
1.00	1.94	6,543,879	0.41 (f)	1.97	0.44
1.00	0.01	5,330,175	0.06 (f)	0.01	0.43

1.00	1.54	28,828	0.66	3.04	0.67
1.00	3.57	39,673	0.67	3.51	0.67
1.00	4.47	31,619	0.67 (f)	4.67	0.67
1.00	4.66	2,846,123	0.68	4.62	0.68
1.00	1.73	3,350,896	0.58 (f)	1.44	0.69
1.00	0.00(h )	7,409,330	0.07 (f)	0.00 (h)	0.68

1.00	1.36	94,019	1.01	2.69	1.01
1.00	3.21	98,290	1.02	3.22	1.02
1.00	4.11	207,417	1.02 (f)	4.05	1.02
1.00	4.30	248,025	1.03	4.20	1.03
1.00	1.45	325,011	0.88 (f)	1.33	1.03
1.00	0.00(h )	433,435	0.07 (f)	0.00 (h)	1.03

149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Agency
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Empower
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
IM
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)

150

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.80%	$828,980	0.16%	3.55%	0.16%
1.00	4.07	232,632	0.17	3.96	0.17
1.00	4.97	782,572	0.17	4.88	0.17
1.00	5.18	2,124,743	0.18	5.18	0.18
1.00	2.18	153,500	0.15 (f)	2.60	0.19
1.00	0.01	100	0.04 (f)	0.01	0.19

1.00	1.75	4,845,495	0.26	3.45	0.26
1.00	3.98	3,805,917	0.26	3.88	0.27
1.00	4.88	3,093,782	0.26	4.76	0.27
1.00	5.09	2,614,882	0.26	4.99	0.28
1.00	2.09	1,745,265	0.24 (f)	2.19	0.29
1.00	0.01	914,835	0.06 (f)	0.01	0.28

1.00	1.80	29,038,493	0.16	3.54	0.16
1.00	4.07	31,417,389	0.17	3.95	0.17
1.00	4.97	19,199,227	0.17	4.83	0.17
1.00	5.18	14,599,378	0.18	5.07	0.18
1.00	2.18	12,166,783	0.16 (f)	2.12	0.19
1.00	0.01	10,784,903	0.06 (f)	0.01	0.18

1.00	1.80	149,935	0.16	3.54	0.16
1.00	4.07	365,509	0.17	3.96	0.17
1.00	4.97	123,889	0.17	4.82	0.18
1.00	5.18	63,083	0.18	4.82	0.18
1.00	2.18	1,206,832	0.17 (f)	2.94	0.19
1.00	0.01	112,014	0.05 (f)	0.01	0.18

1.00	1.83	791,312	0.11	3.59	0.11
1.00	4.12	555,601	0.12	4.02	0.12
1.00	5.03	304,355	0.12	4.87	0.12
1.00	5.23	178,436	0.13	5.27	0.13
1.00	2.17	142	0.15 (f)	2.89	0.16
1.00	0.01	30	0.05 (f)	0.02	0.14

1.00	1.78	13,318,309	0.21	3.50	0.21
1.00	4.03	11,902,124	0.21	3.96	0.22
1.00	4.93	13,437,078	0.21	4.80	0.22
1.00	5.15	11,726,034	0.21	5.05	0.23
1.00	2.15	8,222,799	0.19 (f)	2.05	0.24
1.00	0.01	7,963,115	0.06 (f)	0.01	0.24

151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Investor
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	—	—	0.03%	0.14%
Agency	—	—	—	—	0.02%	0.20%
Capital	—	—	—	—	0.02%	0.12%
Empower	—	—	—	—	0.01%	0.13%
IM	—	—	—	—	0.01%	0.09%
Institutional Class	—	—	—	—	0.02%	0.15%
Investor	—	—	—	—	0.04%	0.42%
Morgan	—	—	—	—	0.04%	0.52%
Premier	—	—	—	—	0.03%	0.38%
Reserve	—	—	—	—	0.08%	0.61%

(g)	Amount rounds to less than 0.005%.

152

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.65%	$14,971	0.46%	3.23%	0.46%
1.00	3.76	22,311	0.47	3.67	0.47
1.00	4.66	15,511	0.47	4.55	0.47
1.00	4.86	15,980	0.48	4.74	0.48
1.00	1.88	15,976	0.45 (f)	1.90	0.49
1.00	0.00(g )	16,665	0.07 (f)	0.00 (g)	0.48

1.00	1.60	6,520,020	0.56	3.14	0.56
1.00	3.66	5,187,294	0.57	3.58	0.57
1.00	4.56	4,304,404	0.57	4.45	0.57
1.00	4.76	3,596,110	0.58	4.73	0.58
1.00	1.80	1,110,743	0.55 (f)	2.21	0.59
1.00	0.00(g )	350,701	0.06 (f)	0.00 (g)	0.59

1.00	1.67	3,966,211	0.41	3.29	0.41
1.00	3.81	4,118,889	0.42	3.77	0.42
1.00	4.71	5,187,580	0.42	4.60	0.42
1.00	4.91	4,814,054	0.43	4.84	0.43
1.00	1.92	2,659,992	0.41 (f)	2.02	0.44
1.00	0.01	2,032,795	0.06 (f)	0.01	0.44

1.00	1.54	626,167	0.66	3.05	0.66
1.00	3.55	653,510	0.67	3.49	0.67
1.00	4.45	535,784	0.67	4.42	0.67
1.00	4.65	1,232,544	0.68	4.61	0.68
1.00	1.71	425,906	0.61 (f)	2.34	0.69
1.00	0.00(g )	244,357	0.07 (f)	0.00 (g)	0.68

153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	—	0.01%	0.20%
Institutional Class	—	—	—	—	0.01%	0.16%
Morgan	—	—	—	—	0.04%	0.53%
Premier	—	—	—	—	0.01%	0.39%

(g)	Amount rounds to less than 0.005%.

154

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.74%	$515,857	0.26%	3.43%	0.27%
1.00	3.96	534,067	0.26	3.90	0.27
1.00	4.89	611,145	0.26	4.79	0.28
1.00	5.09	734,542	0.26	5.00	0.29
1.00	2.09	417,945	0.26 (f)	2.40	0.31
1.00	0.01	217,942	0.06 (f)	0.01	0.31

1.00	1.77	4,963,113	0.21	3.49	0.22
1.00	4.01	4,840,916	0.21	3.94	0.22
1.00	4.94	5,247,575	0.21	4.81	0.23
1.00	5.14	4,275,012	0.21	5.03	0.24
1.00	2.14	3,070,971	0.21 (f)	2.50	0.26
1.00	0.01	1,322,211	0.06 (f)	0.01	0.25

1.00	1.58	360,253	0.57	3.12	0.57
1.00	3.63	362,488	0.58	3.57	0.58
1.00	4.55	356,443	0.58	4.44	0.58
1.00	4.74	289,176	0.59	4.69	0.60
1.00	1.81	135,312	0.55 (f)	2.16	0.63
1.00	0.00(g )	55,291	0.06 (f)	0.00 (g)	0.64

1.00	1.66	2,026,634	0.42	3.28	0.42
1.00	3.79	2,181,640	0.42	3.73	0.42
1.00	4.71	2,382,844	0.43	4.59	0.43
1.00	4.90	1,932,661	0.44	4.83	0.44
1.00	1.93	1,002,392	0.44 (f)	2.97	0.46
1.00	0.01	123,328	0.06 (f)	0.01	0.46

155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Agency
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Capital
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Empower
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
IM
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

156

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.81%	$550,946	0.16%	3.55%	0.16%
1.00	4.05	448,734	0.16	3.89	0.17
1.00	4.97	30,106	0.17	4.96	0.17
1.00	5.14	149,126	0.17	5.06	0.18
1.00	2.10	100,272	0.18 (f)	2.20	0.19
1.00	0.01	131,020	0.05 (f)	0.01	0.18

1.00	1.75	19,372,398	0.26	3.46	0.26
1.00	3.95	18,469,930	0.26	3.87	0.27
1.00	4.88	16,496,183	0.26	4.75	0.27
1.00	5.05	13,673,580	0.26	5.00	0.28
1.00	2.02	5,528,371	0.26 (f)	2.19	0.29
1.00	0.01	3,173,164	0.05 (f)	0.01	0.28

1.00	1.81	212,907,376	0.16	3.56	0.16
1.00	4.05	174,351,607	0.16	3.95	0.17
1.00	4.97	128,683,730	0.17	4.82	0.17
1.00	5.14	95,150,995	0.18	5.06	0.18
1.00	2.10	47,631,670	0.18 (f)	2.01	0.18
1.00	0.01	57,422,062	0.05 (f)	0.01	0.18

1.00	1.81	1,439,899	0.16	3.55	0.16
1.00	4.05	1,413,074	0.16	3.94	0.17
1.00	4.97	1,074,915	0.17	4.84	0.17
1.00	5.14	1,083,842	0.18	5.11	0.18
1.00	2.10	218,952	0.18 (f)	3.29	0.19
1.00	0.01	29,519	0.04 (f)	0.01	0.18

1.00	1.83	1,985,130	0.11	3.62	0.11
1.00	4.10	127,756	0.11	4.04	0.12
1.00	5.02	103,316	0.12	4.96	0.12
1.00	5.19	238,766	0.13	5.19	0.13
1.00	2.14	38,265	0.13 (f)	3.39	0.13
1.00	0.01	224	0.04 (f)	0.01	0.18

1.00	1.78	79,537,043	0.21	3.51	0.21
1.00	4.00	76,408,402	0.21	3.92	0.22
1.00	4.93	68,101,333	0.21	4.79	0.22
1.00	5.10	50,823,877	0.21	5.02	0.23
1.00	2.07	28,965,801	0.21 (f)	2.15	0.24
1.00	0.01	23,076,533	0.05 (f)	0.01	0.23

157

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.02	$—(e )	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 28, 2025	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2025	1.00	0.04	—(e )	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	—(e )	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Academy	—	—	—	—	— *	0.12%
Agency	—	—	—	—	— *	0.21%
Capital	—	—	—	—	— *	0.12%
Empower	—	—	—	—	— *	0.13%
IM	—	—	—	—	— *	0.14%
Institutional Class	—	—	—	—	— *	0.16%
Morgan	—	—	—	—	0.05%	0.52%
Premier	—	—	—	—	0.02%	0.38%
Reserve	—	—	—	—	0.09%	0.62%
* Amount rounds to less than 0.005%.

(g)	Amount rounds to less than 0.005%.

158

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.60%	$8,015,778	0.56%	3.15%	0.56%
1.00	3.63	7,349,223	0.57	3.57	0.57
1.00	4.55	6,859,226	0.57	4.42	0.57
1.00	4.72	4,573,844	0.58	4.66	0.58
1.00	1.73	2,329,156	0.53 (f)	1.70	0.59
1.00	0.00(g )	2,206,039	0.06 (f)	0.00 (g)	0.58

1.00	1.68	23,251,414	0.41	3.30	0.41
1.00	3.79	22,397,035	0.41	3.72	0.42
1.00	4.71	20,769,262	0.42	4.59	0.42
1.00	4.87	16,347,175	0.43	4.83	0.43
1.00	1.86	5,755,805	0.42 (f)	2.37	0.44
1.00	0.01	1,947,356	0.05 (f)	0.01	0.43

1.00	1.55	1,137,292	0.66	3.05	0.66
1.00	3.53	1,256,324	0.66	3.46	0.67
1.00	4.45	1,118,375	0.67	4.39	0.67
1.00	4.61	1,598,274	0.68	4.52	0.68
1.00	1.65	1,422,097	0.59 (f)	1.33	0.68
1.00	0.00(g )	3,821,500	0.06 (f)	0.00 (g)	0.68

159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.01	$—(e )	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	—	— *	0.16%
Institutional Class	—	—	—	—	—	0.12%
Morgan	—	—	—	—	0.02%	0.49%
Premier	—	—	—	—	— *	0.33%
Reserve	—	—	—	—	0.07%	0.59%
* Amount rounds to less than 0.005%.

160

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.13%	$407,799	0.26%	2.23%	0.27%
1.00	2.48	399,034	0.26	2.43	0.27
1.00	3.05	346,720	0.26	3.03	0.28
1.00	3.18	542,528	0.26	3.13	0.28
1.00	1.39	581,661	0.26 (f)	1.52	0.29
1.00	0.01	281,075	0.10 (f)	0.01	0.29

1.00	1.16	7,802,924	0.21	2.29	0.22
1.00	2.53	8,247,761	0.21	2.50	0.22
1.00	3.10	9,073,540	0.21	3.04	0.23
1.00	3.23	7,769,137	0.21	3.18	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (f)	0.02	0.24

1.00	0.97	128,677	0.57	1.92	0.57
1.00	2.15	98,681	0.58	2.11	0.58
1.00	2.72	81,974	0.59	2.67	0.59
1.00	2.85	68,097	0.59	2.82	0.60
1.00	1.09	43,671	0.56 (f)	1.31	0.60
1.00	0.01	17,140	0.10 (f)	0.01	0.62

1.00	1.05	1,190,377	0.42	2.08	0.42
1.00	2.32	1,201,144	0.42	2.29	0.42
1.00	2.88	1,355,965	0.43	2.83	0.43
1.00	3.01	1,220,261	0.43	2.97	0.43
1.00	1.22	871,759	0.43 (f)	1.49	0.44
1.00	0.01	338,064	0.10 (f)	0.01	0.44

1.00	0.93	530,692	0.67	1.83	0.67
1.00	2.06	562,504	0.67	2.04	0.67
1.00	2.62	561,937	0.67	2.59	0.67
1.00	2.75	646,713	0.68	2.71	0.68
1.00	1.01	761,834	0.62 (f)	0.80	0.69
1.00	0.01	1,807,835	0.10 (f)	0.01	0.69

161

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.01	$—(e )	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2026	1.00	0.02	0.01	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Service
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	— *	—	—	— *	0.13%
Institutional Class	—	— *	—	—	— *	0.09%
Morgan	—	— *	—	—	0.02%	0.46%
Premier	—	— *	—	—	— *	0.32%
Service	—	—	—	—	0.19%	0.92%
* Amount rounds to less than 0.005%.

162

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.16%	$207,442	0.26%	2.28%	0.28%
1.00	2.54	210,681	0.26 (f)	2.49	0.28
1.00	3.10	172,457	0.26	3.05	0.29
1.00	3.21	165,365	0.26	3.16	0.29
1.00	1.38	154,048	0.26 (f)	1.53	0.31
1.00	0.01	38,272	0.13 (f)	0.01	0.32

1.00	1.18	1,792,731	0.21	2.33	0.23
1.00	2.59	1,800,517	0.21 (f)	2.54	0.23
1.00	3.16	1,494,076	0.21	3.08	0.24
1.00	3.26	1,053,991	0.21	3.22	0.24
1.00	1.43	836,112	0.21 (f)	1.37	0.26
1.00	0.02	879,357	0.12 (f)	0.02	0.27

1.00	0.99	93,799	0.59	1.96	0.59
1.00	2.20	94,319	0.59 (f)	2.17	0.59
1.00	2.77	87,660	0.59	2.71	0.59
1.00	2.87	66,784	0.59	2.85	0.60
1.00	1.07	36,619	0.57 (f)	1.16	0.62
1.00	0.01	24,236	0.13 (f)	0.01	0.63

1.00	1.07	771,559	0.43	2.10	0.43
1.00	2.36	700,087	0.43 (f)	2.32	0.43
1.00	2.92	643,880	0.44	2.83	0.44
1.00	3.02	345,287	0.44	3.00	0.44
1.00	1.20	156,828	0.44 (f)	1.51	0.46
1.00	0.01	37,902	0.13 (f)	0.01	0.47

1.00	0.74	10	1.05	1.49	6.45
1.00	1.72	10	1.05	1.96	1.09
1.00	2.30	4,090	1.04	2.31	1.05
1.00	2.41	5,912	1.04	2.36	1.05
1.00	0.75	8,796	0.86 (f)	0.62	1.06
1.00	0.01	19,679	0.13 (f)	0.01	1.06

163

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.01	$—(e )	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Service
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	(0.01)	0.01	(0.01)	—(e )	(0.01)
Year Ended February 28, 2025	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(e )	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	—	—	—	— *	0.14%
Institutional Class	—	—	—	—	— *	0.12%
Morgan	—	—	—	—	0.02%	0.49%
Premier	—	—	—	—	0.01%	0.36%
Service	—	—	—	—	0.21%	0.95%
* Amount rounds to less than 0.005%.

164

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.03%	$14,349	0.26%	2.04%	0.38%
1.00	2.21	15,122	0.26	2.21	0.35
1.00	2.92	26,298	0.26	2.86	0.34
1.00	2.84	29,734	0.26	2.72	0.33
1.00	1.29	78,257	0.26 (f)	1.78	0.32
1.00	0.02	2,527	0.12 (f)	0.01	0.37

1.00	1.06	135,361	0.21	2.09	0.32
1.00	2.26	157,600	0.21	2.22	0.30
1.00	2.97	184,291	0.21	2.95	0.29
1.00	2.89	225,576	0.21	2.82	0.28
1.00	1.34	183,670	0.21 (f)	1.69	0.28
1.00	0.03	87,260	0.09 (f)	0.02	0.32

1.00	0.87	4,401	0.59	1.76	0.74
1.00	1.88	3,519	0.59	1.90	0.71
1.00	2.58	4,357	0.59	2.64	0.67
1.00	2.50	8,575	0.59	2.46	0.63
1.00	0.98	8,762	0.57 (f)	1.26	0.68
1.00	0.02	3,744	0.10 (f)	0.01	0.69

1.00	0.94	41,324	0.45	1.85	0.53
1.00	2.02	47,085	0.45	2.06	0.50
1.00	2.72	99,422	0.45	2.72	0.49
1.00	2.64	138,655	0.45	2.58	0.48
1.00	1.10	181,845	0.44 (f)	1.26	0.49
1.00	0.02	126,122	0.09 (f)	0.01	0.52

1.00	0.62	10	1.05	1.25	4.56
1.00	1.40	10	1.05	1.67	1.12
1.00	2.11	3,149	1.05	2.12	1.09
1.00	2.03	4,225	1.05	1.98	1.08
1.00	0.66	6,519	0.84 (f)	0.59	1.09
1.00	0.02	9,622	0.10 (f)	0.01	1.12

165

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.01	$—(e )	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Institutional Class
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.03	(0.01)	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Morgan
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Premier
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)
Reserve
Six Months Ended August 31, 2026 (Unaudited)	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 29, 2024	1.00	0.03	—(e )	0.03	(0.03)	—(e )	(0.03)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

166

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.13%	$161,413	0.26%	2.23%	0.28%
1.00	2.47	166,446	0.26 (f)	2.46	0.28
1.00	3.03	206,094	0.26	3.01	0.28
1.00	3.16	273,757	0.26	3.10	0.29
1.00	1.40	268,303	0.26 (f)	1.84	0.30
1.00	0.01	50,157	0.12 (f)	0.01	0.32

1.00	1.16	1,226,005	0.21	2.30	0.23
1.00	2.53	1,333,636	0.21 (f)	2.52	0.23
1.00	3.08	1,349,262	0.21	3.06	0.23
1.00	3.21	1,580,890	0.21	3.15	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (f)	0.02	0.27

1.00	0.96	48,523	0.59	1.90	0.62
1.00	2.14	39,712	0.59 (f)	2.13	0.62
1.00	2.70	45,367	0.59	2.67	0.61
1.00	2.82	53,674	0.59	2.78	0.62
1.00	1.10	50,655	0.55 (f)	1.08	0.63
1.00	0.01	50,015	0.13 (f)	0.01	0.65

1.00	1.05	199,190	0.43	2.06	0.43
1.00	2.30	230,183	0.43 (f)	2.29	0.43
1.00	2.86	289,122	0.43	2.84	0.43
1.00	2.97	410,398	0.44	2.92	0.44
1.00	1.22	492,280	0.44 (f)	1.68	0.45
1.00	0.01	97,415	0.12 (f)	0.01	0.47

1.00	0.91	820	0.70	1.80	0.72
1.00	2.04	949	0.69 (f)	2.03	0.70
1.00	2.59	1,357	0.69	2.54	0.72
1.00	2.71	1,862	0.70	2.62	0.76
1.00	1.01	1,975	0.64 (f)	1.01	0.71
1.00	0.01	2,142	0.12 (f)	0.01	0.72

167

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund (continued)
Service
Six Months Ended August 31, 2026 (Unaudited)	$1.00	$0.01	$—(e )	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2026	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2025	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 29, 2024	1.00	0.02	—(e )	0.02	(0.02)	—(e )	(0.02)
Year Ended February 28, 2023	1.00	0.01	—(e )	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	—(e )	— (e)	— (e)	—(e )	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	August 31, 2026	February 28, 2026	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022
Agency	—	— *	—	—	— *	0.14%
Institutional Class	—	— *	—	—	—	0.09%
Morgan	—	— *	—	—	0.04%	0.46%
Premier	—	— *	—	—	— *	0.33%
Reserve	—	— *	—	—	0.06%	0.58%
Service	—	—	—	—	0.20%	0.92%
* Amount rounds to less than 0.005%.

168

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	0.75%	$10	1.02%	1.47%	1.02%
1.00	1.69	10	1.04	1.89	1.06
1.00	2.24	693	1.03	2.24	1.03
1.00	2.36	965	1.04	2.29	1.04
1.00	0.78	1,846	0.85 (f)	0.71	1.06
1.00	0.01	2,551	0.13 (f)	0.01	1.07

169

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, Digital(1), Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Class commenced operations on October 30, 2025.
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) is to seek current income while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes, while maintaining liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) and JPMorgan Securities Lending Money Market Fund ("Securities Lending Money Market Fund") is to seek to provide current income while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to seek to provide current income that is exempt from federal personal income taxes while maintaining liquidity and stability of principal.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

170	J.P. Morgan Money Market Funds	August 31, 2026

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal and California personal income taxes, while maintaining liquidity and stability of principal.
The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to seek to provide current income that is exempt from federal, New York State and New York City personal income taxes, while maintaining liquidity and stability of principal.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund and Institutional Tax Free Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, Securities Lending Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
All share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund and Institutional Tax Free Money Market Fund.
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates. Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.
Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based NAV of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund and Institutional Tax Free Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from

August 31, 2026	J.P. Morgan Money Market Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$89,998,054	$—	$89,998,054

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,806,984	$—	$2,806,984

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$83,320,802	$—	$83,320,802

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,083,577	$—	$2,083,577

(a)	Please refer to the SOI for specifics of portfolio holdings.

172	J.P. Morgan Money Market Funds	August 31, 2026

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$348,942,544	$—	$348,942,544

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$58,528,001	$—	$58,528,001

(a)	Amount rounds to less than one thousand.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$8,153,121	$—	$8,153,121

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$366,494,742	$—	$366,494,742

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,065,081	$—	$10,065,081

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,858,786	$—	$2,858,786

(a)	Please refer to the SOI for specifics of portfolio holdings.

August 31, 2026	J.P. Morgan Money Market Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$193,977	$—	$193,977

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,629,732	$—	$1,629,732

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Prime Money Market Fund, Institutional Tax Free Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2026 are detailed on the SOIs, if any.

174	J.P. Morgan Money Market Funds	August 31, 2026

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2026, are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$20	n/a	n/a	n/a	$29	$1	n/a	$4	n/a	n/a	n/a	n/a
Agency	36	$13	$35	n/a	96	22	$4	101	$2	$1	$— (a)	$1
Agency SL	n/a	n/a	n/a	$15	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	289	22	99	n/a	1,076	163	n/a	794	n/a	n/a	n/a	n/a
Digital	n/a	n/a	n/a	n/a	— (a)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Empower	16	n/a	n/a	n/a	52	2	n/a	8	n/a	n/a	n/a	n/a
IM	76	17	n/a	n/a	76	1	n/a	1	n/a	n/a	n/a	n/a
Institutional Class	107	14	77	n/a	247	81	27	376	43	10	1	6
Investor	n/a	n/a	— (a)	n/a	6	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	123	n/a	116	n/a	134	48	12	124	5	4	2	10
Premier	37	n/a	164	n/a	114	25	13	130	7	4	2	2
Reserve	15	n/a	1	n/a	1	4	n/a	6	3	n/a	n/a	— (a)
Service	n/a	n/a	n/a	n/a	1	n/a	n/a	n/a	n/a	— (a)	— (a)	n/a
Total	$719	$66	$492	$15	$1,832	$347	$56	$1,544	$60	$19	$5	$19

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

August 31, 2026	J.P. Morgan Money Market Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
I. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2026, the effective annualized rate was 0.03% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Morgan	Reserve	Service
Prime Money Market Fund	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.10	0.25	n/a
Federal Money Market Fund	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	0.25	n/a
Tax Free Money Market Fund	0.10	0.25	n/a
Municipal Money Market Fund	0.10	n/a	0.60
California Municipal Money Market Fund	0.10	n/a	0.60
New York Municipal Money Market Fund	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the CDSC from redemptions of Morgan and Reserve Shares. For the six months ended August 31, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
U.S. Government Money Market Fund	$—	$— (a)

(a)	Amount rounds to less than one thousand.

176	J.P. Morgan Money Market Funds	August 31, 2026

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Digital	Empower	Institutional Class
Prime Money Market Fund	0.05%	0.15%	0.05%	n/a	0.05%	0.10%
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	0.10
Liquid Assets Money Market Fund	n/a	0.15	0.05	n/a	n/a	0.10
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	0.05%	0.05	0.10
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10

	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35%	0.35	0.30	0.30	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2026	J.P. Morgan Money Market Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Digital	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	n/a	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	0.18%	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2026 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2028. In addition, the Funds’ service providers have voluntarily waived fees during the year ended August 31, 2026. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.
Effective November 1, 2024, the Adviser contractually agreed to waive 0.01% of its advisory fee on the 100% U.S. Treasury Money Market Fund’s average daily assets in excess of $200 billion and contractually waive 0.01% of its advisory fee on the U.S. Government Money Market Fund’s average daily assets in excess of $250 billion. These waivers are in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

178	J.P. Morgan Money Market Funds	August 31, 2026

For the six months ended August 31, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$1	$—	$391	$392	$9
Institutional Tax Free Money Market Fund	—	—	88	88	—
Liquid Assets Money Market Fund	1	—	665	666	—
Securities Lending Money Market Fund	511	341	—	852	—
U.S. Government Money Market Fund	4,615	—	681	5,296	—
U.S. Treasury Plus Money Market Fund	1	—	339	340	—
Federal Money Market Fund	—	—	199	199	—
100% U.S. Treasury Securities Money Market Fund	5,996	—	808	6,804	—
Tax Free Money Market Fund	—	—	294	294	—
Municipal Money Market Fund	— (a)	—	231	231	— (a)
California Municipal Money Market Fund	51	29	29	109	— (a)
New York Municipal Money Market Fund	—	—	135	135	—

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2026, Tax Free Money Market Fund and California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2026, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$1,030,788	$866,365	$—
Tax Free Money Market Fund	1,135,283	939,686	—
Municipal Money Market Fund	402,534	836,271	—
California Municipal Money Market Fund	34,434	28,658	—
New York Municipal Money Market Fund	408,075	340,135	—

August 31, 2026	J.P. Morgan Money Market Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
4. Class-Specific Expenses
The Funds' class specific gross expenses for the six months ended August 31, 2026 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$255
Agency	—	2,443
Capital	—	13,575
Empower	—	168
Institutional Class	—	7,679
Morgan	—	883
Premier	—	4,237
Reserve	4	5
	$4	$29,245
Institutional Tax Free Money Market Fund
Agency	$—	$33
Capital	—	191
Institutional Class	—	147
	$—	$371
Liquid Assets Money Market Fund
Agency	$—	$3,813
Capital	—	5,567
Institutional Class	—	6,494
Investor	—	11
Morgan	4,741	16,592
Premier	—	52,530
Reserve	18	22
	$4,759	$85,029
U.S. Government Money Market Fund
Academy	$—	$1,111
Agency	—	11,888
Capital	—	53,773
Digital	—	24
Empower	—	2,543
Institutional Class	—	21,140
Investor	—	1,641
Morgan	8,380	29,331
Premier	—	31,606
Reserve	41	49
Service	289	145
	$8,710	$153,251
U.S. Treasury Plus Money Market Fund
Academy	$—	$93
Agency	—	3,235
Capital	—	8,711
Empower	—	192
Institutional Class	—	6,405
Investor	—	46
Morgan	2,805	9,818
Premier	—	6,082
Reserve	788	946
	$3,593	$35,528

180	J.P. Morgan Money Market Funds	August 31, 2026

	Distribution	Service
Federal Money Market Fund
Agency	$—	$394
Institutional Class	—	2,501
Morgan	182	636
Premier	—	3,141
	$182	$6,672
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$238
Agency	—	13,968
Capital	—	47,791
Empower	—	318
Institutional Class	—	38,849
Morgan	3,678	12,873
Premier	—	34,373
Reserve	1,476	1,772
	$5,154	$150,182
Tax Free Money Market Fund
Agency	$—	$290
Institutional Class	—	4,209
Morgan	64	222
Premier	—	1,806
Reserve	697	837
	$761	$7,364
Municipal Money Market Fund
Agency	$—	$156
Institutional Class	—	960
Morgan	48	169
Premier	—	1,131
Service	— (a)	— (a)
	$48	$2,416
California Municipal Money Market Fund
Agency	$—	$11
Institutional Class	—	70
Morgan	2	8
Premier	—	68
Service	— (a)	— (a)
	$2	$157
New York Municipal Money Market Fund
Agency	$—	$125
Institutional Class	—	665
Morgan	23	80
Premier	—	322
Reserve	1	1
Service	— (a)	— (a)
	$24	$1,193

(a)	Amount rounds to less than one thousand.

August 31, 2026	J.P. Morgan Money Market Funds	181

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated tax cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 generally equals their book cost and unrealized appreciation (depreciation) in value of investments.
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$90,010,527	$3,119	$15,592	$(12,473)
At February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$5,633	$—
U.S. Government Money Market Fund	55,697	1,031
U.S. Treasury Plus Money Market Fund	—	2
During the year ended February 28, 2026, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Prime Money Market Fund	$423	$—
Liquid Assets Money Market Fund	10	—
U.S. Government Money Market Fund	13,880	89
U.S. Treasury Plus Money Market Fund	916	122
100% U.S. Treasury Securities Money Market Fund	2,377	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of August 31, 2026, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2026, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$42,324	56	$221
Interest earned as a result of lending money to another fund for the six months ended August 31, 2026, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.

182	J.P. Morgan Money Market Funds	August 31, 2026

7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2026, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	—	— %	1	56.0%
Institutional Tax Free Money Market Fund	1	94.7	—	—
Liquid Assets Money Market Fund	2	53.8	2	42.8
Securities Lending Money Market Fund	—	—	1	100.0
U.S. Government Money Market Fund	1	34.9	—	—
U.S. Treasury Plus Money Market Fund	1	43.9	1	14.2
Federal Money Market Fund	2	60.5	1	17.0
100% U.S. Treasury Securities Money Market Fund	1	58.9	—	—
Tax Free Money Market Fund	1	48.2	1	36.9
Municipal Money Market Fund	2	68.9	1	17.3
California Municipal Money Market Fund	1	82.2	—	—
New York Municipal Money Market Fund	1	94.6	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular

August 31, 2026	J.P. Morgan Money Market Funds	183

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of August 31, 2026, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Treasury Plus Money Market Fund
France	15.8%	16.1%	10.2%

184	J.P. Morgan Money Market Funds	August 31, 2026

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-MMKT-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreements’ annual renewal. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) (the “1940 Act”) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 13, 2026.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. The Trustees also considered information provided with respect to the amount of time and resources the Adviser dedicated to ensuring compliance with the requirements of Rule 2a-7 under the 1940 Act governing the operation of money market funds. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;

•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
The Adviser’s risk management processes, systems and oversight;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information for each Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make industry-wide comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. In addition to the service arrangements with JPMCB and other affiliates described above, the Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints or revise the breakpoints on the administration fee schedule. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. In addition, the Trustees noted that, for each of the U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, the Adviser made a commitment to waive 0.01% of its fee on assets in excess of $250 billion and $200 billion, respectively, for two years effective November 1, 2026. The Trustees informed management that they would continue to analyze potential economies of scale as the Funds increase in assets. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees also noted that the Adviser expects to make significant near-term investments to support the Funds in response to regulatory initiatives and industry developments that specifically impact the Funds’ operations. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund, had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.
The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide high current income. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three-, and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the first, second and second quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income that is exempt from federal personal income taxes. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for the Premier shares was in the third, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide a high level of current interest income that is exempt from federal income tax. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the California Municipal Money Market Fund’s performance for the Institutional shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for the Premier shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income that is exempt from federal and California personal income taxes. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the New York Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees discussed the performance and investment strategy of the Fund with the Adviser. The Trustees considered that principal stability and liquidity maintenance are elements of the Fund’s investment objective and should be balanced alongside other aspects of the Fund’s investment objective, which seeks to provide current income that is exempt from federal, New York State and New York City personal income taxes. Based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser. In doing so, the Trustees compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Peer Group (the “Peer Group”), a subset of funds within the Universe. In instances where there was not a sufficient number of peers in the Peer Group to calculate quintile rankings, the Trustees considered quintile rankings based on the Universe. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the first quintile of the Peer Group, and that the actual total expenses for the Institutional shares were in the fourth quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the third quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of the Universe, and that the actual total expenses for the Institutional shares were in the third quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee and actual total expenses for the Agency SL shares were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the first quintile of the Peer Group, and that the actual total expenses for the Institutional shares were in the fifth quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the third quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of the Peer Group, and that the actual total expenses for the Institutional shares were in the fourth quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the fifth quintile of the Peer Group. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $250 billion for two years effective November 1, 2026, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of the Peer Group, and that the actual total expenses for the Institutional shares were in the fourth quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the fourth quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of the Peer Group, and that the actual total expenses for the Institutional shares were in the third quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the fourth quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Institutional and Premier shares was in the first quintile of the Peer Group, and that the actual total expenses for the Institutional and Premier shares were in the fourth quintile of the Peer Group. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $200 billion for two years effective November 1, 2026, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the third quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the third quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the fourth quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the third quintile of the Peer Group. The Trustees noted that the net advisory fee for the Premier shares was in the third quintile of the Peer Group, and that the actual total expenses for the Premier shares were in the fifth quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the California Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the first quintile of the Universe, and that the actual total expenses for the Institutional shares were in the second quintile of the Universe. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of the Universe, and that the actual total expenses for the Premier shares were in the fifth quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups. After considering the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the third quintile of the Universe, and that the actual total expenses for the Institutional shares were in the second quintile of the Universe. The Trustees noted that the net advisory fee for the Premier shares was in the third quintile of the Universe, and that the actual total expenses for the Premier shares were in the fifth quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups. After considering the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Money Market Fund
August 31, 2026 (Unaudited)
JPMorgan OnChain Liquidity-Token Money Market Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Neither Fund shares nor token balances are stablecoins (including "payment stablecoins" as defined in the GENIUS Act), and the Fund is not a stablecoin issuer (including a "permitted payment stablecoin issuer" as defined in the GENIUS Act). An investment in the Fund is also not a bank account or other deposit-based product and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan OnChain Liquidity-Token Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 48.1%
Citigroup Global Markets Holdings, Inc., 3.67%, dated 8/31/2026, due 9/1/2026, repurchase price $75,008, collateralized by U.S. Treasury Securities, 1.38% - 5.00%, due 12/15/2026 - 11/15/2043, with a value of $76,500.	75,000	75,000
Treasury Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, dated 8/31/2026, due 9/1/2026, repurchase price $299,080. (a)	299,050	299,050
Total Repurchase Agreements (Cost $374,050)		374,050
Short Term Investments — 53.6%
U.S. Treasury Obligations — 53.6%
U.S. Treasury Bills
3.62%, 9/1/2026 (b)	65,000	65,000
3.63%, 9/3/2026 (b)	35,000	34,993
3.64%, 9/8/2026 (b)	65,000	64,954
3.64%, 9/10/2026 (b)	25,000	24,977
3.63%, 9/15/2026 (b)	20,000	19,972
3.65%, 9/17/2026 (b)	60,000	59,903
3.68%, 9/24/2026 (b)	20,000	19,953
3.68%, 10/13/2026 (b)	20,000	19,915
3.67%, 10/20/2026 (b)	10,000	9,950
3.75%, 10/22/2026 (b)	25,000	24,868
3.69%, 10/27/2026 (b)	15,000	14,914
3.77%, 10/29/2026 (b)	45,000	44,728
3.76%, 11/12/2026 (b)	12,500	12,407
Total U.S. Treasury Obligations (Cost $416,534)		416,534
Total Short Term Investments (Cost $416,534)		416,534
Total Investments — 101.7% (Cost $790,584) *		790,584
Liabilities in Excess of Other Assets — (1.7)%		(13,223)
NET ASSETS — 100.0%		777,361

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account III - At August 31, 2026, the Fund
had proportionate interests in the Treasury Joint Trading Account
III with a maturity date of September 1, 2026, as follows for
JPMorgan OnChain Liquidity-Token Money Market Fund (amounts
in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account III	$299,050	$299,080	$305,047

Repurchase Agreements - At August 31, 2026, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account III were as follows (amounts in thousands):

Counterparty	Interest Rate	Onchain Liquidity-Token Money Market Fund
Treasury Joint Trading Account III
BofA Securities, Inc.	3.67%	$149,525
Wells Fargo Securities LLC	3.67%	149,525
Total		299,050

At August 31, 2026, the Treasury Joint Trading Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account III
U.S. Treasury Securities	0.00%-6.38%	10/15/2026-5/15/2056

(b)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Fund	1

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan OnChain Liquidity-Token Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$416,534
Repurchase agreements, at value	374,050
Cash	2,000
Deferred offering costs (See Note 2.D.)	45
Receivables:
Interest from non-affiliates	38
Due from adviser	6
Total Assets	792,673
LIABILITIES:
Payables:
Investment securities purchased	14,914
Accrued liabilities:
Service fees	63
Custodian and accounting fees	175
Trustees’ and Chief Compliance Officer’s fees	7
Offering costs (See Note 2.D.)	51
Other	102
Total Liabilities	15,312
Net Assets	$777,361
NET ASSETS:
Paid-in-Capital	$777,361
Total distributable earnings (loss)	— (a)
Total Net Assets	$777,361
Net Assets:
Token	$777,361
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Token	777,361
Net Asset Value:
Token — Offering and redemption price per share	$1.00
Cost of investments in non-affiliates	$416,534
Cost of repurchase agreements	374,050

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Money Market Fund	August 31, 2026

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)
(Amounts in thousands)

JPMorgan OnChain Liquidity-Token Money Market Fund (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$6,417
Interest income from affiliates	34
Total investment income	6,451
EXPENSES:
Investment advisory fees	140
Administration fees	49
Service fees (See Note 3.C.)	175
Custodian and accounting fees	175
Professional fees	103
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	3
Registration and filing fees	13
Transfer agency fees	2
Offering costs (See Note 2.D.)	20
Other	5
Total expenses	698
Less fees waived	(238)
Less expense reimbursements	(179)
Net expenses	281
Net investment income (loss)	6,170
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	— (b)
Change in net assets resulting from operations	$6,170

(a)
Commencement of operations was May 13, 2026.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Fund	3

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD INDICATED
(Amounts in thousands)

JPMorgan OnChain Liquidity-Token Money Market Fund (a)
August 31, 2026 (Unaudited)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,170
Net realized gain (loss)	— (b)
Change in net assets resulting from operations	6,170
DISTRIBUTIONS TO SHAREHOLDERS:
Token	(6,170)
Total distributions to shareholders	(6,170)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	777,361
NET ASSETS:
Change in net assets	777,361
Beginning of period	—
End of period	$777,361
CAPITAL TRANSACTIONS:
Token
Proceeds from sharess issued	$873,311
Distributions reinvested	6,170
Cost of shares redeemed	(102,120)
Change in net assets resulting from Token capital transactions	$777,361
SHARE TRANSACTIONS:
Token
Issued	873,311
Reinvested	6,170
Redeemed	(102,120)
Change in Token Shares	777,361

(a)
Commencement of operations was May 13, 2026.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Money Market Fund	August 31, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

5

FINANCIAL HIGHLIGHTS
FOR THE PERIOD INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan OnChain Liquidity-Token Money Market Fund(d)
Token
May 13, 2026 through August 31, 2026 (Unaudited)	$1.00	$0.01	$—(e )	$0.01	$(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations was May 13, 2026.
(e)	Amount rounds to less than $0.005.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Money Market Fund	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.07%	$777,361	0.16%(f)	3.52%(f)	0.39%(f)

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Money Market Fund	7

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust IV (the “Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The investment objective of the Fund seeks to provide current income while maintaining liquidity and stability of principal.
The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates. Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations.
Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based NAV of the Fund. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk

8	J.P. Morgan Money Market Fund	August 31, 2026

associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$790,584	$—	$790,584

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of August 31, 2026, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— The Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan or in segregated accounts maintained by an unaffiliated third-party custodian. The Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of the participating Fund).
The Fund's repurchase agreements are not subject to master netting arrangements.
D. Offering and Organization Costs— Total offering costs of $65 incurred in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations. For the period ended August 31, 2026, total offering costs amortized were $20.
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. For the initial period ended August 31, 2026, management has determined that as of August 31, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. When filed, the Fund's Federal tax returns since inception will be subject to examination by the Internal Revenue Service.
G. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid daily. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

August 31, 2026	J.P. Morgan Money Market Fund	9

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
H. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the period ended August 31, 2026, the effective annualized rate was 0.04% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes that is accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s respective average daily net assets.
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.E.
D. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
E. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.16% of the Fund's respective average daily net assets.
The expense limitation agreement was in effect for the period ended August 31, 2026 and the contractual expense limitation is in place until at least June 30, 2028.
For the period ended August 31, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
$140	$49	$49	$238	$179

10	J.P. Morgan Money Market Fund	August 31, 2026

F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Fund earns interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The blockchain technology used by the Fund is designed, deployed, and maintained by Kinexys Digital Assets (“KDA”), a business unit within JPMorgan Chase Bank, N.A., an affiliate of the Adviser. The Adviser pays KDA a fee for the usage of this technology.
4. Use of Blockchain
The Fund’s transfer agent, on behalf of the Fund, maintains the official record of share ownership for the Fund in traditional book-entry form (the "Investor Register"). “Token balances” attributed to an investor’s “blockchain address” are intended to correspond one-for-one with the number of Fund shares owned by the investor, although, the Investor Register and the amount of token balances attributed to an investor’s blockchain address may not always align with one another. This use of token balances is referred to as “tokenization.” The token balances and the “smart contract” technology that underlies them, can be used by investors to submit transaction requests with respect to Fund shares to the Fund. In just the same way as for transaction requests submitted through regular-way, non-blockchain means, the transfer agent, on behalf of the Fund, will process transaction requests submitted using the blockchain and, if successfully processed, register such transactions on the Investor Register.
Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain.
Similar to traditional fund recordkeeping systems, all Fund and shareholder records are under the full and complete controls of the Fund’s transfer agent.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated tax cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 generally equals their book cost and unrealized appreciation (depreciation) in value of investments.
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the period ended August 31, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the period ended August 31, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that

August 31, 2026	J.P. Morgan Money Market Fund	11

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the period ended August 31, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of August 31, 2026, the Fund had one individual shareholder and/or affiliated omnibus account and one individual shareholder and/or non-affiliated omnibus account each owning more than 10% of the Fund's outstanding shares, and collectively owning 13.0% and 87.0% of the Fund's outstanding shares, respectively.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

12	J.P. Morgan Money Market Fund	August 31, 2026

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-MMKTTOK-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Initial Investment Advisory Agreement
On February 10-12, 2026, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial investment advisory agreement (the “Advisory Agreement”) for the JPMorgan OnChain Liquidity-Token Money Market Fund (the “Fund”). The Advisory Agreement was approved by a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates. In connection with the approval of the Advisory Agreement, the Trustees considered and reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees and received a memorandum from independent legal counsel reviewing the legal standards for their consideration of the proposed Advisory Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Advisory Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below.
The Trustees considered information provided with respect to the Fund and the approval of the Advisory Agreement. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. After considering and weighing the factors and information they had received, the Trustees found that the proposed compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable and that the initial approval of the Advisory Agreement was in the best interests of the Fund and its potential shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Advisory Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
The Adviser’s risk management processes, systems and oversight;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services to be provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity;
•
The oversight services to be provided by the Adviser in respect of the Fund’s unique “on-chain” structure; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser, in its role as Administrator, will earn fees from the Fund for providing shareholder and administration services, respectively. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.

Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. In addition to the service arrangements with JPMCB and other affiliates described above, the Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. They also considered the benefits to the Adviser and its affiliates from having a tokenized ETF product.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees also considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Adviser will implement contractual expense limitations and fee waivers (“Fee Caps”) which will allow the Fund’s shareholders to share potential economies of scale from its inception, prior to reaching scale, and that the proposed fees are fair and reasonable relative to peer funds.
The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their businesses in support of the Fund, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, tokenization systems and oversight, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees concluded that the proposed fee structure for the Fund, including Fee Caps that the Adviser will have in place that serve to limit the overall net expense ratios of the Fund at a competitive level, was reasonable. The Trustees concluded that the
Fund’s shareholders will receive the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, and for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered the Fund’s investment strategy and process, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Advisory Fees and Expense Ratios
The Trustees considered the reasonableness of the investment advisory and expense ratio of the Fund. The Trustees also considered the contractual advisory fee rate and administration fee rate that will be paid by the Fund to the Adviser or its affiliates and compared that rate to the information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, concerning management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected Fee Caps proposed for the Fund, and the net advisory fee rate and net expense ratio for each share class, as applicable, after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed advisory fee was fair and reasonable.

Semi-Annual Financial Statements
J.P. Morgan Municipal Bond Funds
August 31, 2026 (Unaudited)
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.8% (a)
Alabama — 1.8%
Alabama Highway Authority
Series 2025, Rev., A.G., 5.00%, 9/1/2030	1,470	1,589
Series 2025, Rev., A.G., 5.00%, 9/1/2031	1,525	1,669
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,563
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	2,500	2,514
County of Jefferson Sewer Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,097
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	5,000	5,139
Total Alabama		14,571
Alaska — 0.4%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2029	1,000	1,062
Borough of North Slope Series 2025, GO, 5.00%, 6/30/2030	2,000	2,155
Total Alaska		3,217
Arizona — 4.3%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,204
Series 2024A, Rev., 5.00%, 11/1/2029	2,500	2,626
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,367
City of Glendale Excise Tax Series 2024, Rev., 5.00%, 7/1/2028	2,850	2,975
City of Mesa Utility System
Series 2026, Rev., 5.00%, 7/1/2031	1,000	1,090
Series 2026, Rev., 5.00%, 7/1/2032	2,500	2,753
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	1,925	1,984
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,050	3,250
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	4,492
Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	2,146
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2030	1,000	1,078
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2026B, GO, 5.00%, 7/1/2032	1,000	1,104
Total Arizona		35,069
Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project Series 2018, Rev., 5.00%, 11/1/2026	325	327
University of Central Arkansas, Student Housing System
Series 2019C, Rev., A.G., 4.00%, 11/1/2026	240	240
Series 2019C, Rev., A.G., 4.00%, 11/1/2027	180	180
Total Arkansas		747
California — 1.6%
California Community Choice Financing Authority, Clean Energy Project
Series 2023E-1, Rev., 5.00%, 3/1/2031 (c)	2,500	2,602
Series 2026E, Rev., 5.00%, 7/1/2033	1,000	1,070
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	256
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018B, Rev., AMT, 5.00%, 5/15/2030	2,950	3,036
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2028	2,000	2,058
State of California, Various Purpose, GO, 4.00%, 8/1/2029	4,180	4,182
Total California		13,204
Colorado — 2.0%
City and County of Denver, Colorado Convention Center Series 2026, COP, 5.00%, 12/1/2031	1,000	1,093
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,200	1,275
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	2,000	2,149
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (c)	3,700	3,853
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,480	2,621
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	1

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,500	2,646
State of Colorado Series 2018A, COP, 5.00%, 12/15/2029	2,140	2,244
Total Colorado		15,881
Connecticut — 1.0%
State of Connecticut
Series 2020A, GO, 5.00%, 1/15/2028	725	748
Series 2025B, GO, 5.00%, 12/1/2028	1,000	1,052
Series 2025B, GO, 5.00%, 12/1/2029	1,000	1,070
Series 2026B, GO, 5.00%, 9/15/2032	4,000	4,428
State of Connecticut Special Tax Series 2020A, Rev., 5.00%, 5/1/2031	1,000	1,073
Total Connecticut		8,371
District of Columbia — 1.6%
District of Columbia Series 2019A, GO, 5.00%, 10/15/2028	1,440	1,511
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,030
Metropolitan Washington Airports Authority Aviation
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,197
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	1,000	1,062
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,140
Total District of Columbia		12,940
Florida — 4.1%
City of Lakeland Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000	1,052
City of Palm Coast Utility System Series 2026, Rev., 5.00%, 10/1/2031	1,700	1,858
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,970	2,083
County of Lee Airport Series 2026A-2, Rev., AMT, 5.00%, 10/1/2031 (c)	1,000	1,060
County of Miami-Dade Water and Sewer System Series 2017B, Rev., 5.00%, 10/1/2029	1,815	1,859
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	998
Florida Development Finance Corp., Waste Management, Inc., Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (c)	1,000	999
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 1, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,915	2,083
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (b)	1,200	1,204
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,636
Fort Pierce Utilities Authority
Series 2022A, Rev., A.G., 5.00%, 10/1/2028	400	417
Series 2022A, Rev., A.G., 5.00%, 10/1/2029	475	502
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (c)	1,425	1,534
Polk County School District, Sales Tax Series 2019, Rev., 5.00%, 10/1/2030	1,020	1,079
School Board of Miami-Dade County (The) Series 2026A, COP, 5.00%, 2/1/2032	2,000	2,171
State of Florida Board of Education, Public Education Capital Outlay Series 2020B, GO, 5.00%, 6/1/2028	500	521
State of Florida Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	1,000	1,062
Tampa Bay Water, Utility System Series 2001A, Rev., NATL - RE, 6.00%, 10/1/2029 (d)	9,000	9,757
Total Florida		32,875
Georgia — 2.5%
City of Atlanta Water and Wastewater, Subordinate Lien Series 2026, Rev., 5.00%, 11/1/2032	1,000	1,108
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2027	350	355
Series 2023B, Rev., 5.00%, 4/1/2028	750	777
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (c)	1,480	1,546
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project Series 2017, Rev., 5.00%, 7/1/2028	375	381
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	1,000	1,004
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,019
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,029
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,550
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	3,250	3,388
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	4,000	4,202
Series 2024C, Rev., 5.00%, 12/1/2031 (c)	3,745	3,908
Total Georgia		20,267
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2030	905	951
Hawaii — 0.1%
State of Hawaii Series 2019FW, GO, 5.00%, 1/1/2032	1,040	1,087
Illinois — 8.0%
Champaign County Community Unit School District No. 4 Champaign
Series 2019, GO, 4.00%, 6/1/2029	1,000	1,025
Series 2019, GO, 4.00%, 6/1/2030	180	184
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,165
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,007
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,500
Series 2023C, Rev., AMT, 5.00%, 1/1/2028	7,115	7,296
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2025D, Rev., 5.00%, 1/1/2029	2,000	2,099
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,116
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (d)	1,000	960
City of Springfield Electric, Senior Lien
Series 2024, Rev., 5.00%, 3/1/2030	5,000	5,321
Series 2024, Rev., 5.00%, 3/1/2031	2,950	3,176
City of Waukegan Water and Sewer System, First Lien
Series 2018C, Rev., A.G., 5.00%, 12/30/2026	680	685
Series 2018C, Rev., A.G., 5.00%, 12/30/2027	710	715
Cook County Community Unit School District No. 401 Elmwood Park Series 2021A, GO, A.G., 4.00%, 12/1/2030	1,220	1,257
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	575
Glenview Park District
Series 2018, GO, 5.00%, 12/1/2026	300	302
Series 2018, GO, 5.00%, 12/1/2029	350	352
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Grundy and Kendall Counties Consolidated Grade School District No. 60-C Series 2019, GO, 4.00%, 2/1/2030	1,145	1,172
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project Series 2019, Rev., 4.00%, 1/15/2032	2,120	2,141
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-1, Rev., 5.00%, 8/15/2030 (c)	3,500	3,722
Illinois Housing Development Authority
Series 2022E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,275	1,325
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,460	4,820
Kane and DeKalb Counties Community Unit School District No. 301 Burlington Series 2017, GO, 5.00%, 1/1/2027	355	358
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community Series 2020, GO, A.G., 4.00%, 5/1/2029	2,000	2,010
Peoria County Community Unit School District No. 309 Brimfield
Series 2020, GO, A.G., 4.00%, 4/1/2028	410	415
Series 2020, GO, A.G., 4.00%, 4/1/2029	240	244
Series 2020, GO, A.G., 4.00%, 4/1/2030	375	380
Peoria Public Building Commission Series 2019A, Rev., A.G., 5.00%, 12/1/2028	1,455	1,491
State of Illinois
Series 2017A, GO, 5.00%, 12/1/2026	2,000	2,011
Series 2017D, GO, 5.00%, 11/1/2027	1,000	1,025
Series 2023B, GO, 5.00%, 5/1/2028	1,025	1,061
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,552
Series 2018A, GO, 5.00%, 10/1/2028	25	26
Series 2024B, GO, 5.00%, 5/1/2029	4,095	4,304
Series 2017C, GO, 5.00%, 11/1/2029	1,000	1,022
Series 2020, GO, 5.50%, 5/1/2030	1,525	1,596
Series 2021C, GO, 4.00%, 3/1/2031	1,565	1,592
Will County Forest Preservation District, Limited Tax Series 2018, GO, 5.00%, 12/15/2027	805	828
Total Illinois		64,830
Indiana — 3.5%
City of Indianapolis, Department of Public Utilities Gas Utility, Second Lien Series 2024A, Rev., 5.00%, 8/15/2031	1,350	1,465
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	3

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Ascension Senior Credit Group Series 2025A-1, Rev., 5.00%, 11/15/2029	2,000	2,124
Indiana Finance Authority, Citizen Energy Group Project Series 2026B, Rev., 5.00%, 10/1/2032	8,815	9,742
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2028	1,000	1,002
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	1,000	1,035
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500	2,623
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	2,000	2,132
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,455
Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	180	195
Indiana University Series 2020A, Rev., 5.00%, 6/1/2032	1,285	1,375
Total Indiana		28,148
Iowa — 0.1%
Iowa Finance Authority, State Revolving Fund Series 2020A, Rev., 5.00%, 8/1/2032	1,060	1,136
Kansas — 2.4%
City of Wichita, Sales Tax, River District Stadium Star Bond Project Series 2018, Rev., 5.00%, 9/1/2026	465	465
Johnson County Unified School District No. 233 Olathe
Series 2026B, GO, A.G., 5.00%, 9/1/2031	5,000	5,430
Series 2026B, GO, A.G., 5.00%, 9/1/2032	2,000	2,192
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,663
Series 2025A, Rev., 5.00%, 9/1/2029	3,725	3,968
University of Kansas Hospital Authority Series 2026B, Rev., 5.00%, 3/1/2030 (c)	3,000	3,171
Wyandotte County Unified School District No. 202 Turner Series 2019A, GO, A.G., 5.00%, 9/1/2026	320	320
Total Kansas		19,209
Kentucky — 1.0%
Kentucky Public Energy Authority, Gas Supply Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,335	3,486
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	2,005	2,060
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., A.G., 5.00%, 11/1/2030	500	541
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2028	1,510	1,581
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	685	728
Total Kentucky		8,396
Louisiana — 0.3%
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2023A, Rev., 5.00%, 10/15/2028	175	183
Series 2023A, Rev., 5.00%, 10/15/2029	175	186
Series 2023A, Rev., 5.00%, 10/15/2030	200	215
State of Louisiana
Series 2024E, GO, 5.00%, 9/1/2029	700	746
Series 2023A, GO, 5.00%, 2/1/2031	1,085	1,178
Total Louisiana		2,508
Maine — 0.1%
Maine Turnpike Authority Series 2025, Rev., 5.00%, 7/1/2029	1,000	1,062
Maryland — 0.8%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,036
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	1,500	1,508
State of Maryland
Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,161
Series 2019A-2, GO, 5.00%, 8/1/2031	1,370	1,450
Total Maryland		6,155
Massachusetts — 1.1%
Massachusetts Department of Transportation Series 1997A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,453
Massachusetts Development Finance Agency, Boston University Series 2026A-2, Rev., 5.00%, 10/1/2033 (c)	1,000	1,101
Massachusetts Water Resources Authority
Series 2026C, Rev., 5.00%, 8/1/2031	2,000	2,199
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 2026D, Rev., 5.00%, 8/1/2031	2,000	2,198
University of Massachusetts Building Authority Series 2026-2, Rev., 5.00%, 11/1/2031	2,000	2,201
Total Massachusetts		9,152
Michigan — 0.5%
City of Royal Oak, Limited Tax, Capital Improvement
Series 2018, GO, 5.00%, 4/1/2027	625	633
Series 2018, GO, 5.00%, 4/1/2028	245	254
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-4, Rev., 5.00%, 5/15/2030 (d)	700	751
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2029	1,525	1,562
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2028	600	623
Series 2019-II, GO, 5.00%, 5/1/2029	250	264
Total Michigan		4,087
Minnesota — 0.5%
City of St Paul Series 2026C, GO, 5.00%, 5/1/2032	1,015	1,118
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2027	185	187
Series 2019B, COP, 5.00%, 2/1/2028	175	180
Series 2019C, COP, 5.00%, 2/1/2028	350	361
State of Minnesota, Various Purpose
Series 2018A, GO, 5.00%, 8/1/2030	1,000	1,042
Series 2019A, GO, 5.00%, 8/1/2032	1,150	1,214
Total Minnesota		4,102
Mississippi — 0.9%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project Series 2018, Rev., 4.00%, 9/1/2032	1,000	1,008
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	847
Mississippi Business Finance Corp., Pollution Control, Power Co., Project Series 2002, Rev., 3.20%, 9/1/2028	4,000	4,001
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,458
Total Mississippi		7,314
Missouri — 2.4%
County of Jackson Series 2032A, Rev., 5.00%, 12/1/2031	1,000	1,088
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Curators of the University of Missouri (The) Series 2020B, Rev., 5.00%, 11/1/2030	5,705	6,188
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	7,500	7,747
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,362
Missouri Highway and Transportation Commission, Third Lien Series 2022A, Rev., 4.00%, 5/1/2033	2,685	2,832
Total Missouri		19,217
Montana — 0.1%
Montana Board of Housing, Single Family Mortgage Series 2024A, Rev., 6.00%, 12/1/2054	795	851
Nebraska — 1.2%
City of Lincoln Electric System Series 2026, Rev., 5.00%, 9/1/2032	1,000	1,104
Nebraska Investment Finance Authority, Single Family Housing Series 2023C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	3,495	3,661
Nebraska Public Power District
Series 2026B, Rev., 5.00%, 1/1/2030	1,300	1,388
Series 2026A, Rev., 5.00%, 7/1/2031	1,000	1,078
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,006
Southeast Community College Area, Tax Supported
Series 2018, COP, 5.00%, 12/15/2026	275	277
Series 2018, COP, 5.00%, 12/15/2027	495	509
Series 2018, COP, 5.00%, 12/15/2028	540	561
Total Nebraska		9,584
New Hampshire — 0.2%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	1,975
New Jersey — 2.4%
New Jersey Housing and Mortgage Finance Agency, Multi- Family Series 2024B, Rev., 3.50%, 5/1/2029	1,000	1,008
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,016
Series A, Rev., 5.00%, 6/15/2029	5,350	5,376
Series A, Rev., 5.00%, 6/15/2031	4,750	4,771
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	5

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,000	2,603
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	2,230	2,306
Total New Jersey		19,080
New Mexico — 1.2%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,993
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2029	5,080	5,291
Total New Mexico		9,284
New York — 8.7%
City of New York, Fiscal Year 2026
Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2031	1,800	1,961
Series 2026, Subseries F-1, GO, 5.00%, 8/1/2032	2,800	3,066
Empire State Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,115	1,139
Long Island Power Authority, Electric System Series 2026C, Rev., 3.40%, 9/1/2030 (c)	2,000	1,993
Metropolitan Transportation Authority Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,020
Metropolitan Transportation Authority, Green Bond Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,623
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., A.G., 5.00%, 3/1/2030	1,600	1,702
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,433
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2031	2,000	2,181
Series 2021, Subseries F-1, Rev., 5.00%, 11/1/2032	1,245	1,337
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,429
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025J, Subseries J-1, Rev., 5.00%, 11/1/2029	3,000	3,194
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,000	1,079
Series 2025H, Subseries H-1, Rev., 5.00%, 11/1/2030	1,000	1,079
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,915
New York State Dormitory Authority, Sales Tax Series 2024B, Rev., 5.00%, 3/15/2030	6,140	6,630
New York State Dormitory Authority, School Districts Financing Program
Series 2024A, Rev., A.G., 5.00%, 10/1/2028	5,800	6,084
Series 2025A, Rev., A.G., 5.00%, 10/1/2029	2,000	2,134
Series 2020A, Rev., A.G., 5.00%, 10/1/2031	5,065	5,274
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2030 (d)	45	47
Series 2021A, Rev., 4.00%, 7/1/2030	830	862
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2031	535	583
Series 2025C, Rev., 5.00%, 3/15/2031	1,000	1,090
Series 2026A, Rev., 5.00%, 3/15/2032	2,500	2,756
New York State Housing Finance Agency, State Personal Income Tax Series 2024B-2, Rev., 3.35%, 12/15/2029 (c)	1,500	1,506
Port Authority of New York and New Jersey, Consolidated Series 246, Rev., AMT, 5.00%, 9/1/2027	5,000	5,108
Portville Central School District Series 2026, GO, BAN, 4.00%, 6/30/2027	4,000	4,032
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2026, Subseries A-2, Rev., 5.00%, 11/15/2031	1,000	1,103
Total New York		70,360
North Carolina — 1.7%
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (c)	4,025	4,149
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,470	1,622
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	6,940	7,767
Total North Carolina		13,538
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2025A, Rev., 6.00%, 1/1/2056	990	1,071
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority Series 2020B-2, Class 2, Rev., 5.00%, 6/1/2055	1,500	1,145
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2027	250	256
Series 2018A, Rev., 5.00%, 10/1/2028	250	259
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,594
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,608
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	447
County of Van Wert, Ohio Hospital Facilities Series 2020, Rev., 6.13%, 12/1/2029 (d)	3,000	3,258
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,790	2,831
Ohio Turnpike and Infrastructure Commission Series 2018A, Rev., 5.00%, 2/15/2032	1,000	1,029
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020A, Rev., 5.00%, 6/1/2032	1,160	1,241
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2025A, Rev., 5.00%, 12/1/2029	3,720	3,981
State of Ohio, Infrastructure Improvement
Series 2025A, GO, 5.00%, 3/1/2029	1,000	1,057
Series 2025A, GO, 5.00%, 3/1/2030	1,000	1,075
State of Ohio, Major New State Infrastructure Project Series 2026-1, Rev., 5.00%, 12/15/2032	2,400	2,660
Total Ohio		23,441
Oklahoma — 2.8%
Canadian County Independent School District No. 69, Mustang Schools Project Series 2026A, GO, 4.00%, 6/1/2031	1,000	1,037
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Series 2018, Rev., 5.00%, 9/1/2026	820	820
Series 2018, Rev., 5.00%, 9/1/2027	1,250	1,270
City of Tulsa Series 2024B, GO, 4.00%, 3/1/2032	1,000	1,042
Cleveland County Educational Facilities Authority, Moore Public School Project Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,190
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	2,000	2,077
Garfield County Educational Facilities Authority, Enid Public Schools Project Series 2026, Rev., 5.00%, 9/1/2031 (e)	1,250	1,337
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Series 2018, Rev., 5.00%, 9/1/2028	375	388
Series 2018, Rev., 5.00%, 9/1/2029	1,175	1,215
Oklahoma City Public Property Authority, Sales Tax Series 2026, Rev., 5.00%, 6/1/2032	1,650	1,809
Oklahoma County Independent School District No. 52 Midwest City-Del City
Series 2024, GO, 4.00%, 7/1/2028	2,000	2,047
Series 2026, GO, 4.00%, 7/1/2031	1,000	1,036
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2030	1,000	1,037
Tulsa County Industrial Authority, Educational Facilities Lease Owasso Public School Project Series 2025, Rev., 5.00%, 9/1/2031	2,000	2,166
Total Oklahoma		22,471
Pennsylvania — 6.9%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2027	850	856
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 2.85%, 9/3/2026 (f)	2,500	2,500
City of Philadelphia Series 2025C, GO, 5.00%, 8/1/2030	1,000	1,076
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2029	500	527
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2029	2,680	2,777
Series 2018, Rev., 5.00%, 6/1/2030	3,900	4,037
Series 2018, Rev., 5.00%, 6/1/2031	1,100	1,138
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	7

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Commonwealth of Pennsylvania
Series 2025A, GO, 5.00%, 8/15/2028	1,000	1,044
Series 2023, GO, 5.00%, 9/1/2029	650	692
Series 2024-1, GO, 5.00%, 8/15/2030	5,875	6,345
Series 2024-1, GO, 5.00%, 8/15/2031	4,000	4,371
County of Northampton Series 2019A, GO, 4.00%, 10/1/2028	920	921
Geisinger Authority, Health System Series 2020C, Rev., 5.00%, 4/1/2030 (c)	1,000	1,050
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,351
Panther Valley School District
Series 2020, GO, 2.00%, 10/15/2026	750	749
Series 2020, GO, 2.00%, 10/15/2027	680	668
Series 2020, GO, 2.00%, 10/15/2028	300	290
Series 2020, GO, 2.00%, 10/15/2029	300	284
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000	5,006
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	960	1,009
Series 2024 -147A, Rev., 6.25%, 10/1/2054	917	994
Series 2024-146A, Rev., 6.25%, 10/1/2054	2,670	2,882
Series 2025-150A, Rev., 6.25%, 10/1/2055	980	1,089
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,078
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,370	1,409
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 5.00%, 12/1/2027	1,025	1,055
School District of Philadelphia (The)
Series 2026A, GO, 5.00%, 9/1/2031	1,000	1,084
Series 2026B, GO, 5.00%, 9/1/2031	1,500	1,626
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program Series 2022, Rev., 5.00%, 6/1/2032	100	110
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	576
Series 2019B, GO, 4.00%, 10/1/2029	420	420
Total Pennsylvania		56,014
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Puerto Rico — 0.6%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	521	530
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., Zero Coupon, 7/1/2029	4,500	4,098
Total Puerto Rico		4,628
Rhode Island — 0.1%
Rhode Island Health and Educational Building Corp., Brown university Health Series 2026B, Rev., 5.00%, 5/15/2031	1,000	1,068
South Carolina — 1.5%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2029	1,025	1,097
County Square Redevelopment Corp., Greenville South Carolina Project Series 2025, Rev., 5.00%, 4/1/2030	2,100	2,259
Patriots Energy Group Financing Agency Series 2023, Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	3,665	3,890
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	3,000	3,184
South Carolina Jobs-Economic Development Authority, Mcleod Health Projects Series 2018, Rev., 5.00%, 11/1/2031	1,030	1,061
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	1,000	1,030
Total South Carolina		12,521
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,430	1,571
Tennessee — 2.4%
City of Chattanooga Electric Series 2025, Rev., 5.00%, 9/1/2028	2,000	2,094
City of Johnson City Series 2026A, GO, 5.00%, 6/1/2032	2,045	2,249
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (d)	4,803	5,146
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,000	1,008
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government of Nashville and Davidson County Water and Sewer Series 2025, Rev., 5.00%, 7/1/2045	1,575	1,641
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000	1,054
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	6,560
Total Tennessee		19,752
Texas — 18.5%
Abilene Independent School District, Unlimited Tax School Building Series 2019, GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,030
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,005
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2027	200	204
Series 2018C, Rev., 5.00%, 8/1/2029	325	331
Bastrop Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2030	3,530	3,775
Boerne Independent School District Series 2025, GO, PSF-GTD, 5.00%, 2/1/2032	1,120	1,226
Brazoria County Toll Road Authority Series 2024, Rev., VRDO, 3.75%, 9/1/2026 (c)	1,460	1,460
Bridge City Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2033	520	559
City of Arlington Series 2020A, GO, 5.00%, 8/15/2032	1,685	1,774
City of Austin Series 2025, GO, 5.00%, 9/1/2032	3,150	3,462
City of Austin Airport System Series 2017A, Rev., 5.00%, 11/15/2028	1,130	1,135
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,621
City of Austin, Public Property Finance Contractual Obligation Series 2024, GO, 5.00%, 5/1/2030	2,190	2,349
City of Georgetown Utility System Series 2026, Rev., 5.00%, 8/15/2031	1,000	1,087
City of Houston Combined Utility System, First Lien
Series 2016B, Rev., 5.00%, 11/15/2027	940	945
Series 2024A, Rev., 5.00%, 11/15/2027	4,150	4,269
City of Houston, Public Improvement
Series 2024A, GO, 5.00%, 3/1/2030	500	534
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2025, GO, 5.00%, 3/1/2031	1,500	1,621
City of Lubbock Series 2026, GO, 5.00%, 2/15/2030	1,500	1,601
City of Lubbock Electric Light and Power System Series 2022, Rev., A.G., 5.00%, 4/15/2028	1,120	1,162
City of Plano Waterworks and Sewer System Series 2026, Rev., 5.00%, 5/1/2031	1,310	1,418
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030	600	642
City of San Antonio Electric and Gas Systems
Series 2026A, Rev., 3.00%, 12/1/2029 (c)	2,000	1,979
Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,069
City of Waco, Combination Tax
Series 2024A, GO, 5.00%, 2/1/2028	1,920	1,985
Series 2024A, GO, 5.00%, 2/1/2029	2,000	2,103
Clear Creek Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2032	1,725	1,889
Cleburne Independent School District, Unlimited Tax Series 2026, GO, PSF-GTD, 5.00%, 2/15/2032	1,325	1,451
County of Bastrop, Combination Tax Series 2024, GO, 5.00%, 8/1/2030	1,145	1,231
County of Denton Series 2026, GO, 5.00%, 7/15/2031	2,100	2,292
County of Ector Series 2024, GO, 5.00%, 2/15/2029	1,975	2,076
Cypress-Fairbanks Independent School District, Unlimited Tax
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	1,000	1,071
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2031	4,750	5,157
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,133
Dallas Fort Worth International Airport Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	7,000	7,327
Fort Bend Independent School District, Unlimited Tax Series 2022A, GO, PSF-GTD, 5.00%, 8/15/2032	1,000	1,086
Fort Worth Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	1,950	2,057
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier Series 2023, Rev., 5.00%, 4/1/2028 (c)	6,000	6,154
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,475	1,535
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	9

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	2,000	2,099
Series 2024B, Rev., 5.00%, 7/1/2031	1,250	1,350
Harris County-Houston Sports Authority, Second Lien
Series 2024B, Rev., A.G., 5.00%, 11/15/2028	1,770	1,843
Series 2001H, Rev., NATL - RE, Zero Coupon, 11/15/2031 (d)	1,335	600
Hereford Independent School District, School Building, Unlimited Tax
Series 2019, GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,427
Series 2019, GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,483
Irving Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2031	3,745	4,060
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village Series 2025, Rev., 3.15%, 5/1/2029 (c)	1,500	1,499
Lewisville Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 8/15/2030	1,750	1,885
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,126
Lower Colorado River Authority Series 2023B, Rev., 5.00%, 5/15/2028 (c)	1,840	1,891
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	861
Series 2023A, Rev., A.G., 5.00%, 5/15/2030	2,380	2,551
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,004
Series 2018, Rev., 5.00%, 11/1/2029	1,530	1,600
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,504
Northside Independent School District, Unlimited Tax Series 2026, GO, PSF-GTD, 5.00%, 8/15/2032	2,000	2,212
Plano Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,056
Round Rock Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 8/1/2030 (c)	1,500	1,608
S&S Consolidated Independent School District Series 2018, GO, PSF-GTD, 4.00%, 2/15/2028	580	589
San Jacinto Community College District, Limited Tax Series 2026, GO, 5.00%, 2/15/2032	6,045	6,605
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2030	1,575	1,694
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,622
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2032	5,715	6,319
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	125	135
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project
Series 2026F, Rev., 5.00%, 5/1/2030 (c)	1,000	1,061
Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,000	1,061
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	960	1,038
Tarrant Regional Water District Water Supply System Series 2026, Rev., 5.00%, 3/1/2030	1,000	1,071
Temple Independent School District Series 2022, GO, PSF-GTD, 5.00%, 2/1/2032	1,560	1,681
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,435	1,461
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	315	318
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	7,800	8,150
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,105
Texas Water Development Board Series 2020, Rev., 5.00%, 8/1/2032	2,675	2,869
Waller Consolidated Independent School District Series 2026, GO, PSF-GTD, 5.00%, 2/15/2033	1,045	1,147
West Travis County Public Utility Agency Series 2017, Rev., 5.00%, 8/15/2027	350	357
Wylie Independent School District, Unlimited Tax Series B, GO, PSF-GTD, Zero Coupon, 9/21/2026	500	203
Total Texas		149,950
Utah — 0.4%
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2030	1,080	1,165
Series 2022A, Rev., 5.00%, 7/1/2031	320	350
West Valley City Municipal Building Authority
Series 2017, Rev., A.G., 5.00%, 2/1/2027	720	726
Series 2017, Rev., A.G., 5.00%, 2/1/2029	1,070	1,080
Total Utah		3,321
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 0.9%
City of Richmond Public Utility Series 2026B, Rev., 5.00%, 1/15/2031	1,985	2,160
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (c)	2,500	2,479
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (c)	2,190	2,283
Total Virginia		6,922
Washington — 0.3%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021S-1, Rev., 5.00%, 11/1/2030	1,555	1,686
Energy Northwest, Project 1 Electric Series 2026A, Rev., 5.00%, 7/1/2032	1,000	1,100
Total Washington		2,786
Wisconsin — 1.5%
Public Finance Authority, Astro Texas Land Projects Series 2025, Rev., 5.00%, 12/15/2036 (b)	438	428
Public Finance Authority, Maniilaq Association Employee Housing Project
Series 2026, Rev., 5.00%, 12/1/2030	1,555	1,627
Series 2026, Rev., 5.00%, 12/1/2031	750	788
Public Finance Authority, Million Air Two LLC General Aviation Facilities Project Series 2026A, Rev., AMT, 5.00%, 6/1/2031 (b)	2,000	2,044
State of Wisconsin Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,077
Sun Prairie Area School District Series 2019, GO, 4.00%, 3/1/2028	2,500	2,517
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-1, Rev., 5.00%, 7/1/2027 (c)	1,280	1,281
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	1,000	1,050
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,365	1,468
Total Wisconsin		12,280
Total Municipal Bonds (Cost $775,602)		776,964
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 4.26%, 6/25/2032 (c)(Cost $2)	1	1
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (g) (h) (Cost $24,547)	24,543	24,548
Total Investments — 98.8% (Cost $800,151)		801,513
Other Assets in Excess of Liabilities — 1.2%		9,723
NET ASSETS — 100.0%		811,236

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	11

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	77	12/21/2026	USD	8,297	(46)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Municipal Bond Funds	August 31, 2026

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.7% (a)
Alabama — 3.4%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,563
Black Belt Energy Gas District, Gas Project
Series 2026K, Rev., 5.00%, 10/1/2033	1,000	1,037
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	6,250	6,504
Series 2026A, Rev., 5.00%, 12/1/2034	6,750	7,002
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	1,000	1,042
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	3,215	3,292
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	919
Southeast Energy Authority A Cooperative District, Energy Supply Series 2024A, Rev., 5.00%, 11/1/2035	550	559
Southeast Energy Authority A Cooperative District, Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,530	5,769
Total Alabama		28,687
Alaska — 0.8%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2049	1,250	1,075
Alaska Municipal Bond Bank Authority Series 2026-1, Rev., 5.00%, 6/1/2051	1,830	1,857
Municipality of Anchorage Series 2024A, Rev., AMT, 4.50%, 2/1/2060	2,250	1,948
Northern Tobacco Securitization Corp., Senior Lien Series 2021A, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,053
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	7,355	803
Total Alaska		6,736
Arizona — 1.5%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	2,810	2,371
Series 2023A, Rev., 5.25%, 11/1/2053	2,000	2,020
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	1,000	902
City of Avondale Wastewater System Series 2026A, Rev., 5.00%, 7/1/2046	200	209
City of Buckeye Series 2025, GO, 5.25%, 7/1/2050	1,210	1,253
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
City of Glendale Water and Sewer, Senior Lien
Series 2026, Rev., 5.00%, 7/1/2039	1,405	1,529
Series 2026, Rev., 5.00%, 7/1/2043	2,170	2,303
City of Lake Havasu City Wastewater System, Senior Lien Series 2025, GO, 5.00%, 7/1/2037	1,600	1,754
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	355
Series 2018A, Rev., 5.00%, 7/1/2037	200	201
Total Arizona		12,897
California — 6.1%
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565	2,655
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	2,965	702
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	116
Series 2020A, Rev., 4.00%, 6/1/2034	510	510
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,060	1,013
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,861
California Health Facilities Financing Authority, CommonSpirit Health Series 2020A, Rev., 4.00%, 4/1/2049	1,450	1,297
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	861
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	4,000	4,501
California Health Facilities Financing Authority, Sutter Health
Series 2016B, Rev., 4.00%, 11/15/2041	1,725	1,626
Series 2017A, Rev., 4.00%, 11/15/2048	2,000	1,753
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,585	1,641
California Infrastructure and Economic Development Bank, Los Angeles County Museum of Art Project Series 2026, Rev., 5.00%, 7/1/2056	1,250	1,278
California Municipal Finance Authority Series 2026-2, Class A1, Rev., 4.50%, 7/1/2036 (c)	1,000	1,004
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	13

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Affordable Housing Series 2026-1, Class A-1, Rev., 5.35%, 6/20/2046	499	525
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,875	2,876
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,123
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	840	775
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	17,000	1,584
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2022A-1, Rev., 5.00%, 6/1/2051	2,250	2,187
Huntington Beach Union High School District, Certificate of Participation 2026 School Financing Project Series 2026, COP, 5.00%, 11/1/2042	1,290	1,387
Los Angeles County Metropolitan Transportation Authority, First Lien I-105 Expresslanes Project Series 2026A, Rev., 5.25%, 6/1/2056 (d)	1,000	1,025
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	500	450
Mt. San Antonio Community College District, Election of 2008 Series 2013A, GO, 0.00%, 8/1/2043	7,150	7,383
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,584
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,505
San Francisco City and County Airport Commision Francisco International Airport Series 2019E, Rev., AMT, 4.00%, 5/1/2050	1,830	1,584
West Valley-Mission Community College District, Santa Clara and Santa Cruz Counties Election of 2018 Series 2026C, GO, 4.00%, 8/1/2050	1,000	945
Total California		50,751
Colorado — 2.7%
City and County of Broomfield
Series 2026, COP, 5.00%, 2/1/2042	1,000	1,064
Series 2026, COP, 5.00%, 2/1/2044	855	900
Series 2026, COP, 5.00%, 2/1/2045	215	226
City and County of Denver Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	903
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation Series 2022, Rev., 5.00%, 9/1/2062	2,000	1,800
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	2,000	2,124
Series 2021A, Rev., 4.00%, 11/15/2050	1,630	1,407
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2030	1,070	1,133
Series 2025A, Rev., 5.00%, 12/1/2032	1,180	1,266
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,070
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Series 2015, Rev., 4.00%, 1/15/2045	1,095	1,000
Denver Health and Hospital Authority Series 2025A, Rev., 6.00%, 12/1/2055	1,500	1,571
Denver Wastewater Management Division Department of Public Works Series 2016, Rev., 4.00%, 11/1/2046	1,710	1,597
Fort Collins-Loveland Water District, Larimer and Weld Counties, Water Enterprise
Series 2025, Rev., 5.00%, 12/1/2044	400	423
Series 2025, Rev., 5.00%, 12/1/2045	145	153
Raindance Metropolitan District No. 1, Non-Potable Water System Series 2020, Rev., 5.25%, 12/1/2050	1,000	951
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,250	2,382
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	1,000	749
Verve Metropolitan District No. 1 Series 2023, GO, 6.75%, 12/1/2052	1,500	1,517
Total Colorado		22,236
Connecticut — 0.4%
Aquarion Water Authority, Connecticut Subordinate Water System Capital Appreciation Series 2026E, Rev., Zero Coupon, 8/1/2050	2,000	571
Aquarion Water Authority, Connecticut Water System
Series 2026A, Rev., 5.00%, 8/1/2033	1,000	1,100
Series 2026C, Rev., Zero Coupon, 8/1/2055	2,500	541
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2026A, Rev., A.G., 5.50%, 7/1/2051	1,000	1,062
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	152
Total Connecticut		3,426
Delaware — 0.3%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	981
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series A, Rev., 5.00%, 9/1/2046	500	483
State of Delaware Series 2026A, GO, 4.00%, 5/1/2045	890	845
Total Delaware		2,309
District of Columbia — 2.5%
District of Columbia Income Tax Series 2026A, Rev., 5.00%, 6/1/2049	4,500	4,632
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,030
District of Columbia, Kipp DC Project Series 2019, Rev., 4.00%, 7/1/2039	1,925	1,772
Metropolitan Washington Airports Authority Aviation Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,012
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,048
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	2,000	2,041
Total District of Columbia		20,535
Florida — 2.4%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project Series 2024A-1, Rev., 5.00%, 6/1/2058 (b)	700	549
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,775
County of Miami-Dade Seaport Department Series 2026A, Rev., AMT, 5.00%, 10/1/2056 (d)	500	489
County of Miami-Dade Water and Sewer System Series 2025A, Rev., 4.50%, 10/1/2051	695	662
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	4,000	2,940
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000	1,012
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b)	2,000	2,090
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,013
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 3.00%, 9/1/2026 (c)	1,000	1,000
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	940	979
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2025B, Rev., 5.00%, 11/15/2049	2,000	1,977
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2050	2,000	2,092
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	1,500	1,403
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2026A, Rev., 5.00%, 10/1/2055	1,500	1,523
Total Florida		20,504
Georgia — 4.6%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,000	1,003
Brookhaven Development Authority, Children's Healthcare of Atlanta Series 2019A, Rev., 4.00%, 7/1/2049	2,500	2,235
Carroll City-County Hospital Authority, Tanner Medical Center Project Series 2020, Rev., GTD, 4.00%, 7/1/2045	1,250	1,177
City of Atlanta Water and Wastewater, Subordinate Lien Series 2026, Rev., 5.00%, 11/1/2035	1,000	1,127
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project Series 2025, Rev., 5.50%, 10/1/2050	1,000	1,061
College Park Housing Authority Series 2025, Rev., 3.45%, 4/1/2028 (c)	2,000	2,010
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	15

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,000	1,002
Development Authority of Cobb County (The), Kennesaw State University Housing Real Estate Foundation Project Series 2026A, Rev., 5.00%, 6/15/2057	1,000	993
Douglas County School District Series 2025, GO, 5.00%, 4/1/2037	550	617
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (b)	1,000	937
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	6,500	6,566
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	3,000	3,151
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	6,770	7,135
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	3,195	3,334
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,500	1,566
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 4.00%, 1/1/2059	1,000	829
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (c)	3,300	3,300
Savannah Georgia Convention Center Authority
Series 2025C, Rev., A.G., 5.00%, 6/1/2035	300	329
Series 2025C, Rev., A.G., 5.00%, 6/1/2036	250	272
Series 2025C, Rev., A.G., 5.00%, 6/1/2037	235	253
Total Georgia		38,897
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037	1,000	1,080
Idaho — 0.3%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	985	1,094
Idaho Housing and Finance Association, Transportation Expansion and Congestion, Sales Tax Series 2023A, Rev., 5.00%, 8/15/2037	1,650	1,789
Total Idaho		2,883
Illinois — 4.2%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,743
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2026A, Rev., 5.00%, 1/1/2046	1,415	1,454
Series 2018B, Rev., 5.00%, 1/1/2053	1,750	1,754
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	2,500	2,521
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,011
Series 2025A, GO, 6.00%, 1/1/2050	1,000	1,030
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,445	1,516
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	635	649
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000	977
Series 2012, Rev., AMT, 4.80%, 7/2/2035 (b) (c)	1,500	1,526
Illinois Finance Authority, Navy Pier, Inc. Series 2024B, Rev., 5.00%, 10/1/2049 (b)	1,000	912
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 3.00%, 9/1/2026 (c)	500	500
Series 2017A, Rev., 4.00%, 7/15/2047	1,500	1,336
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	1,000	1,072
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	820	877
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	985	1,089
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2022B, Rev., 5.00%, 12/15/2027	3,345	3,351
State of Illinois
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,430
Series 2016, GO, 4.00%, 6/1/2037	45	44
Series 2025D, GO, 5.00%, 9/1/2039	2,000	2,089
Series 2023B, GO, 5.50%, 5/1/2047	1,000	1,034
Total Illinois		35,166
Indiana — 1.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500	425
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	2,000	2,013
City of Whiting Series 2019A, Rev., AMT, 4.00%, 6/10/2033 (c)	1,250	1,245
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000	971
Indiana Finance Authority, State Revolving Fund Program Series 2025C, Rev., 5.00%, 2/1/2036	1,250	1,394
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (c)	3,825	3,825
Indiana Municipal Power Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,350	1,462
Total Indiana		11,335
Iowa — 0.4%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed
Series 2021A-2, Rev., 4.00%, 6/1/2049	1,000	849
Series 2021B-2, Rev., Zero Coupon, 6/1/2065	11,030	1,561
PEFA, Inc., Gas Project Series 2026A, Rev., 5.00%, 4/1/2035	1,000	1,046
Total Iowa		3,456
Kentucky — 0.5%
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2043	1,265	1,329
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	1,000	1,096
Kentucky State Property and Building Commission, Project No. 133 Series A, Rev., 4.25%, 9/1/2045	1,750	1,681
Total Kentucky		4,106
Louisiana — 1.3%
Louisiana Housing Corp., Multi- Family Housing Capstone at The Oaks Project Series 2023, Rev., 3.20%, 12/1/2026 (c)	1,350	1,350
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project Series 2025, Rev., 5.00%, 6/1/2035	800	893
Louisiana Public Facilities Authority, 10 Calcasieu River Bridge Public Private Partnership Project
Series 2024, Rev., AMT, 5.50%, 9/1/2059	1,000	1,008
Series 2024, Rev., AMT, 5.75%, 9/1/2064	1,000	1,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	575
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,590
Series 2025A, Rev., 5.25%, 5/15/2055	1,500	1,519
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,035
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025A, Rev., 5.00%, 5/1/2039	2,000	2,151
Total Louisiana		11,146
Maine — 0.1%
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2031	1,100	1,207
Maryland — 0.1%
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2026A, Rev., 5.25%, 8/15/2054	1,000	1,019
Massachusetts — 2.1%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	4,000	4,167
Commonwealth of Massachusetts, Consolidated Loan of 2025 Series 2025G, GO, 5.00%, 12/1/2050	1,245	1,277
Massachusetts Bay Transportation Authority Sales Tax Series 2025B, Rev., 5.00%, 7/1/2055	3,000	3,053
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	1,000	1,006
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue Series 2025, Rev., 5.00%, 7/1/2029	1,000	1,046
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program Series 2025, Rev., 5.25%, 6/1/2060	2,500	2,520
Massachusetts Port Authority, Bosfuel Project Series 2019A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,612
Total Massachusetts		17,681
Michigan — 2.2%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	271
Series 2021A, GO, 4.00%, 4/1/2042	350	319
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2025C, Rev., 5.50%, 7/1/2050	2,125	2,234
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	17

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 4.00%, 11/15/2046	2,075	1,831
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,100
Michigan Finance Authority, Tobacco Settlement Asset Backed Series 2020A, Class 1, Rev., 4.00%, 6/1/2049	1,000	844
Michigan State Building Authority, Facilities Program Series 2025I, Rev., 5.00%, 10/15/2050	1,050	1,071
Michigan State Hospital Finance Authority, Henry Ford Health Series 2026A-2, Rev., 5.25%, 11/15/2053	1,000	1,022
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,650	1,677
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Series 2021, Rev., AMT, 4.00%, 10/1/2026 (c)	5,000	5,000
Total Michigan		18,369
Minnesota — 0.6%
City of Rochester, Health Care Facilities, Mayo Clinic
Series 2026A, Rev., 4.00%, 11/15/2043	2,000	1,915
Series 2026A, Rev., 4.00%, 11/15/2044	1,500	1,417
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	15	15
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	915	1,005
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	30	30
Minnesota Municipal Power Agency Series 2026, Rev., 5.00%, 10/1/2056 (d)	1,000	1,015
Total Minnesota		5,397
Mississippi — 0.5%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project Series 2026A, Rev., 3.70%, 4/1/2034	1,000	978
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	847
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2009F, Rev., VRDO, 3.00%, 9/1/2026 (c)	1,050	1,050
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Series 2013, Rev., A.G., 6.88%, 12/1/2040	1,000	1,031
Total Mississippi		3,906
Missouri — 0.5%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,021
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.90%, 9/1/2026 (c)	250	250
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	675	642
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	830	894
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,250	1,129
Total Missouri		3,936
Nebraska — 1.1%
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	4,625	4,782
City of Lincoln Electric System Series 2026, Rev., 5.00%, 9/1/2041	1,000	1,068
Metropolitan Utilities District of Omaha Water System Series 2026, Rev., 4.00%, 12/1/2044	1,415	1,341
Omaha Public Facilities Corp. Series 2025C, Rev., 5.00%, 4/15/2050	1,000	1,015
Omaha Public Power District Series 2026A, Rev., 5.00%, 2/1/2051	1,000	1,023
Total Nebraska		9,229
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	1,000	635
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — 0.7%
New Hampshire Business Finance Authority
Series 2026-1, Rev., 4.50%, 3/1/2036 (c)	999	963
Series 2025-1, Rev., 4.08%, 1/20/2041 (c)	1,726	1,649
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	351	346
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,000
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,071
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,039
Total New Hampshire		6,068
New Jersey — 2.8%
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	240
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2039	2,250	2,149
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,685
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2024CC, Rev., 5.00%, 6/15/2044	2,000	2,073
Series 2024CC, Rev., 4.13%, 6/15/2050	1,000	905
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,800
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000	2,038
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	980
Series 2018A, Rev., 5.00%, 6/1/2046	2,500	2,435
Series 2018B, Rev., 5.00%, 6/1/2046	3,650	3,525
Total New Jersey		23,830
New Mexico — 0.4%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,550	1,576
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,004
Total New Mexico		3,580
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — 15.6%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	321
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	1,000	1,027
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	530	455
City of New York, Fiscal Year 2025 Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2035	1,915	2,118
City of New York, Fiscal Year 2026 Series 2026G, GO, 5.25%, 2/1/2049	2,000	2,065
City of New York, Fiscal Year 2027 Series 2027A, GO, 5.00%, 8/1/2052	1,000	1,004
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	846
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	6,000	5,967
Series 2026C, Rev., 3.40%, 9/1/2030 (c)	2,000	1,993
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,800	1,815
Metropolitan Transportation Authority Dedicated Tax Fund Series 2024A, Rev., 4.00%, 11/15/2051	1,470	1,260
Metropolitan Transportation Authority, Climate Bond
Series 2025B, Rev., 5.00%, 11/15/2035	1,000	1,113
Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,049
Monroe County Industrial Development Corp., University of Rochester Project Series 2020A, Rev., 4.00%, 7/1/2050	2,745	2,401
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	2,000	1,920
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	2,010	1,984
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Class F, Rev., 5.25%, 12/15/2031	1,300	1,332
New York City Industrial Development Agency, Yankee Stadium Project Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,100	2,206
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2033	1,275	1,412
Series 2026I, Rev., 5.25%, 11/1/2049	1,620	1,674
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	19

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Building Aid Series 2026S-1, Rev., 5.00%, 7/15/2037	2,000	2,226
New York City Transitional Finance Authority Building Aid, Fiscal Year 2026 Series 2026S-1, Rev., 5.00%, 7/15/2043	4,000	4,229
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2027 Series 2027B, Subseries B-1, Rev., 5.25%, 11/1/2050	5,000	5,154
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	5,095
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,080
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2026 Series 2026, Subseries F-1, Rev., 5.50%, 2/1/2050	1,000	1,055
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2027
Series 2027A, Rev., 5.50%, 11/1/2051	5,000	5,283
Series 2027A, Rev., 5.00%, 11/1/2056	2,750	2,754
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,416
New York Power Authority, Green Transmission Project Series 2023A, Rev., A.G., 5.13%, 11/15/2058	5,000	5,118
New York State Dormitory Authority, Mount Sinai Obligated Group
Series 2025, Rev., 5.00%, 7/1/2045	2,000	1,983
Series 2025, Rev., 5.25%, 7/1/2050	2,250	2,223
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,000	1,028
New York State Dormitory Authority, NYU Langone Hospitals Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,108
New York State Dormitory Authority, Rockland Boces Issue Series 2025, Rev., 4.25%, 8/15/2050	2,000	1,819
New York State Dormitory Authority, Sales Tax Series 2025A, Rev., 4.25%, 3/15/2048	1,750	1,633
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	2,000	2,191
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2025C, Rev., 5.00%, 3/15/2037	1,300	1,431
New York State Dormitory Authority, State Sales Tax
Series 2018A, Rev., 5.00%, 3/15/2037	40	41
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2024B, Rev., 5.00%, 3/15/2049	5,000	5,092
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,970	1,979
New York State Thruway Authority Series R, Rev., 5.00%, 1/1/2052	1,000	1,017
New York State Thruway Authority, Personal Income Tax Series 2021A-1, Rev., 4.00%, 3/15/2042	1,070	1,006
New York State Thruway Authority, State Personal Income Tax
Series 2026A, Rev., 5.00%, 9/15/2051	2,000	2,031
Series 2026A, Rev., 5.00%, 9/15/2054	3,000	3,029
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2020, Rev., AMT, 4.00%, 10/1/2030	4,255	4,309
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,040
Series 2018, Rev., AMT, 5.00%, 1/1/2034	1,125	1,142
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,464
Series 2020, Rev., AMT, 4.38%, 10/1/2045	1,200	1,117
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Series 2021, Rev., AMT, 3.00%, 8/1/2031	1,000	959
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,800	2,752
Series 2025, Rev., AMT, A.G., 5.50%, 6/30/2059	1,000	1,020
New York Transportation Development Corp., Laguardia Airport Terminal Redevelopment Project
Series 2016A, Rev., AMT, 4.00%, 7/1/2041	1,100	966
Series 2016A, Rev., AMT, 5.25%, 1/1/2050	1,500	1,490
Onondaga Civic Development Corp., Syracuse University Project Series 2025, Rev., 4.50%, 12/1/2050	1,000	971
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,333
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2025A-1, Rev., 5.00%, 11/15/2037	1,500	1,661
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Senior Lien
Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	918
Series 2026A-1, Rev., 5.00%, 11/15/2049	2,000	2,050
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,049
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023A, Rev., 4.25%, 5/15/2058	1,000	884
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	2,000	1,616
Total New York		130,724
North Carolina — 2.8%
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Recover Project Series 2020A, Rev., 4.20%, 5/1/2034	2,000	2,022
County of Wake Series 2025A, Rev., 5.00%, 5/1/2040	1,250	1,342
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Aero Series 2024, Rev., AMT, 3.13%, 12/1/2026 (c)	2,105	2,105
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,100	1,179
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,960	2,163
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	990	1,108
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	1,000	1,114
Series 61, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2057	2,000	2,272
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	250
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Series 2019, Rev., 5.00%, 1/1/2049	2,310	2,312
State of North Carolina Series 2025A, Rev., 5.00%, 5/1/2039	1,500	1,625
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (c)	6,000	6,000
Total North Carolina		23,492
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,375	1,432
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — 4.1%
American Municipal Power, Inc., GreenUp Hydroelectric Project Series 2025A, Rev., 5.00%, 2/15/2039	1,000	1,071
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	3,295	3,509
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,750	5,153
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	11,770	788
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	216
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,857
County of Cuyahoga
Series 2026, GO, 5.00%, 12/1/2044	2,350	2,477
Series 2026, GO, 5.00%, 12/1/2051	5,000	5,114
County of Cuyahoga, Limited Tax Series 2026, GO, 5.25%, 12/1/2056	2,000	2,070
Grandview Heights City School District Series 2025, GO, 5.00%, 12/1/2054	2,700	2,726
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,655	2,694
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	198
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project Series 2026B, Rev., 4.35%, 6/30/2040	2,000	1,917
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (c)	500	500
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2041	1,000	1,068
Ohio Water Development Authority, State Revolving Series 2026A, Rev., 5.00%, 12/1/2046	1,750	1,853
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	877
Port of Greater Cincinnati Development Authority, 3CDC Obligated Group Parking Facilities Series 2025A, Rev., A.G., 5.00%, 12/1/2055	250	247
Total Ohio		34,335
Oklahoma — 0.9%
Oklahoma Development Finance Authority, Health System, OU Medicine Project
Series 2018B, Rev., 5.50%, 8/15/2052	865	868
Series 2018B, Rev., 5.50%, 8/15/2057	2,000	2,007
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	21

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	970	1,070
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.25%, 4/1/2050	3,400	3,550
Total Oklahoma		7,495
Oregon — 1.3%
City of Portland Sewer System, Second Lien Series 2023A, Rev., 5.00%, 12/1/2040	6,000	6,309
City of Portland Water System, Second Lien
Series 2026A, Rev., 5.25%, 4/1/2049 (d)	750	791
Series 2026A, Rev., 5.25%, 4/1/2056 (d)	1,000	1,039
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,348
Total Oregon		10,487
Other — 0.2%
FHLMC Multifamily VRD Certificates Series ML-33, Rev., 4.64%, 10/25/2040 (c)	1,495	1,511
Pennsylvania — 2.9%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,136
Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., 5.00%, 6/1/2029	110	114
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	5,000	4,754
Delaware River Port Authority Series 2025, Rev., 5.00%, 1/1/2037	1,500	1,649
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	2,500	2,491
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project Series 2019, Rev., 5.00%, 12/1/2044	350	350
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project Series 2018, Rev., 4.00%, 7/1/2048	3,000	2,582
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Series 2022, Rev., AMT, A.G., 5.00%, 12/31/2057	2,825	2,792
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	720	757
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,295	1,386
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,376	1,491
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2025-150A, Rev., 6.25%, 10/1/2055	985	1,095
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2041	2,330	2,177
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2026B, Rev., 5.00%, 11/1/2044	1,500	1,571
Total Pennsylvania		24,345
Puerto Rico — 1.3%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	6,300	1,264
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	997	1,014
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	911
Series A-1, Rev., Zero Coupon, 7/1/2051	5,985	1,561
Series A-1, Rev., 5.00%, 7/1/2058	6,150	5,958
Total Puerto Rico		10,708
Rhode Island — 0.5%
Rhode Island Health and Educational Building Corp., Brown University Health Series 2026B, Rev., 5.50%, 5/15/2056	1,000	1,022
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2045	2,020	2,116
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	984
Total Rhode Island		4,122
South Carolina — 1.1%
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project Series 2025, Rev., FHA, 5.25%, 11/15/2050	2,000	2,032
Patriots Energy Group Financing Agency Series 2023, Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,665	2,829
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	982
South Carolina Jobs-Economic Development Authority, International Paper Co. Project Series 2023A, Rev., AMT, 3.95%, 4/1/2033	2,000	2,003
South Carolina Public Service Authority, Santee Cooper Series 2022A, Rev., 4.00%, 12/1/2052	2,000	1,706
Total South Carolina		9,552
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Dakota — 0.1%
South Dakota Health and Educational Facilities Authority, Monument Health Series 2026, Rev., 5.25%, 9/1/2051	1,000	1,026
Tennessee — 3.5%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2059	1,000	1,023
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Burning Tree Apartments Project Series 2025, Rev., FHA, 5.00%, 10/1/2027 (c)	3,000	3,060
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2026B, Rev., 5.00%, 7/1/2032	1,300	1,402
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,265	1,191
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,340	1,426
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	1,946
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,533
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,335	1,391
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	2,500	1,705
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	10,110	10,204
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	950	1,028
Total Tennessee		28,909
Texas — 7.9%
Austin Community College District, Limited Tax Series 2025, GO, 5.00%, 8/1/2037	2,000	2,176
Carrollton-Farmers Branch Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 4.75%, 2/15/2050	3,600	3,553
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,057
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Central Texas Turnpike System, Second Tier Series 2024C, Rev., 5.00%, 8/15/2040	1,500	1,570
City of Austin Series 2025, GO, 5.00%, 9/1/2042	2,250	2,368
City of Houston Airport System, United Airlines, Inc., Terminal E Project Series 2014, Rev., AMT, 5.00%, 7/1/2029	1,600	1,602
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Project Series 2024B, Rev., AMT, 5.50%, 7/15/2037	2,900	3,064
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,850	1,950
City of Houston Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (e)	2,500	2,856
City of San Antonio Airport System
Series 2026, Rev., AMT, 5.50%, 7/1/2056	5,000	5,206
Series 2026, Rev., AMT, 5.00%, 7/1/2060	3,000	2,969
City of San Antonio Electric and Gas Systems Series 2024C, Rev., 5.50%, 2/1/2049	1,000	1,063
City of Temple, Tax Reinvestment Zone No. 1 Series 2026, Rev., 5.00%, 8/1/2051	1,000	990
Collin County Community College District Series 2024, Rev., 4.00%, 8/15/2042	2,000	1,919
County of Fort Bend Toll Road, Senior Lien Series 2025, Rev., A.G., 5.25%, 3/1/2050	1,250	1,290
County of Harris, Permanent Improvement Tax Series 2026A, GO, 5.25%, 9/15/2056	2,750	2,838
County of Harris, Unlimited Tax
Series 2023A, GO, 4.25%, 9/15/2048	1,795	1,690
Series 2026A, GO, 5.00%, 9/15/2048	770	792
Crandall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	375	342
Crowley Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/1/2046	1,000	1,038
Series 2025, GO, PSF-GTD, 4.25%, 2/1/2047	1,000	943
Dallas Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.25%, 2/15/2046	75	72
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier Series 2018A, Rev., 5.00%, 10/1/2043	1,500	1,522
Johnson City Independent School District Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,042
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series 2026A, Rev., 5.00%, 5/15/2056	2,000	2,008
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,343
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	23

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Permanent University Fund - University of Texas System Series 2025A, Rev., 5.00%, 7/1/2036	1,000	1,119
Plano Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 4.00%, 2/15/2045	2,220	2,090
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,076
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	1,000	1,081
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series 2022A, Rev., 4.00%, 7/1/2053	1,000	832
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2025, Rev., 4.13%, 12/1/2054	2,000	1,740
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	3,500	3,785
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC North Tarrant Express Project Series 2023, Rev., AMT, 5.50%, 12/31/2058	1,000	1,021
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project Series 2019, Rev., AMT, 5.00%, 6/30/2058	2,250	2,183
Texas Water Development Board, State Water Implementation Fund Series 2024A, Rev., 4.25%, 10/15/2051	1,000	910
Total Texas		66,100
Utah — 0.6%
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project Series 2025B, Rev., A.G., 5.50%, 6/1/2050	1,000	1,055
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2035	1,130	1,220
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	2,000	2,034
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	935	1,026
Total Utah		5,335
Vermont — 0.0% ^
Vermont Student Assistance Corp., Education Loan Series 2018A, Rev., AMT, 3.75%, 6/15/2030	290	290
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — 1.6%
Albemarle County Economic Development Authority, Albemarle County Projects Series 2026, Rev., 4.00%, 6/1/2045	2,000	1,892
City of Richmond Public Utility Series 2026B, Rev., 5.00%, 1/15/2043	1,965	2,097
Virginia Port Authority Series 2025, Rev., 5.00%, 7/1/2045	1,200	1,250
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,003
Virginia Small Business Financing Authority, Lifespire of Virginia Residential Care Facilities Series 2021, Rev., 4.00%, 12/1/2051	2,590	2,156
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project Series 2017, Rev., AMT, 5.00%, 12/31/2056	1,000	963
Total Virginia		13,361
Washington — 2.1%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021S-1, Rev., 4.00%, 11/1/2046	2,005	1,871
State of Washington
Series 2026A, GO, 5.00%, 8/1/2037	3,000	3,297
Series 2024C, GO, 5.00%, 2/1/2049	2,000	2,044
State of Washington Motor Vehicle Fuel Tax Series 2025C, GO, 5.00%, 7/1/2030	2,000	2,155
State of Washington, Various Purpose Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,592
Vancouver Housing Authority, Jean Pointe Project Series 2025, Rev., 4.25%, 2/1/2038	2,000	1,970
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Series 2021, Rev., 4.00%, 12/1/2040 (b)	860	805
Series 2021, Rev., 4.00%, 12/1/2048 (b)	1,190	1,027
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	2,000	1,925
Total Washington		17,686
West Virginia — 0.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project Series 2025, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	1,015
Wisconsin — 2.4%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,412
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Astro Texas Land Projects Series 2025, Rev., 5.00%, 12/15/2036 (b)	876	857
Public Finance Authority, Georgia SR 400 Express Lanes Project Series 2025, Rev., AMT, 5.75%, 12/31/2065	3,500	3,591
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project Series 2025B, Rev., 5.50%, 6/15/2055	750	759
Public Finance Authority, Maniilaq Association Employee Housing Project Series 2026, Rev., 5.25%, 12/1/2048	2,500	2,451
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (b)	2,686	1,946
Public Finance Authority, Senior Lien, Rico Toll Roads Monetization Project
Series 2024, Rev., AMT, 5.50%, 7/1/2044	1,000	1,020
Series 2024, Rev., AMT, 5.75%, 7/1/2049	2,000	2,057
Public Finance Authority, Triad Educational Services, Inc.
Series 2022, Rev., 5.25%, 6/15/2052	1,610	1,502
Series 2022, Rev., 5.38%, 6/15/2057	775	727
Wisconsin Health and Educational Facilities Authority, Benevolent Corp. Cedar Community Series 2026, Rev., 5.50%, 6/1/2061	1,000	975
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (b)	2,020	2,058
Wisconsin Housing and Economic Development Authority, Home Ownership
Series B, Rev., 4.00%, 3/1/2048	20	20
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	895	956
Total Wisconsin		20,331
Wyoming — 0.4%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	2,315	2,039
Wyoming Community Development Authority Series 2024-1, Rev., 6.00%, 12/1/2054	900	966
Total Wyoming		3,005
Total Municipal Bonds (Cost $787,478)		786,268
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.8%
Investment Companies — 4.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (f) (g) (Cost $39,812)	39,808	39,816
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bills, 3.61%, 9/10/2026 (h) (Cost $8,792)	8,800	8,792
Total Short-Term Investments (Cost $48,604)		48,608
Total Investments — 99.5% (Cost $836,082)		834,876
Other Assets in Excess of Liabilities — 0.5%		4,288
NET ASSETS — 100.0%		839,164

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	25

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2026.
(h)	The rate shown is the effective yield as of August 31, 2026.
Futures contracts outstanding as of August 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	156	12/21/2026	USD	16,809	(94)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	August 31, 2026

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.1% (a)
Alabama — 2.0%
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	2,145	2,145
Series A, Rev., 5.00%, 9/1/2027 (b)	2,705	2,766
Black Belt Energy Gas District, Gas Project
Series 2025E, Rev., 5.00%, 5/1/2029	1,775	1,835
Series 2026H-2-1, Rev., 5.00%, 12/1/2031	2,500	2,602
Black Belt Energy Gas District, Gas Supply Series 2022, Subseries D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 3.85%, 9/4/2026 (c)	25,450	25,495
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,279
Foley Utilities Board Series 2017, Rev., 5.00%, 5/1/2027 (b)	35	36
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 4.23%, 9/4/2026 (c)	10,000	10,014
West Jefferson Industrial Development Board, Alabama Power Co. Miller Plant Project Series 2008, Rev., VRDO, 3.30%, 9/1/2026 (d)	7,500	7,500
Total Alabama		53,672
Alaska — 1.0%
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	25	25
Borough of Matanuska-Susitna, Alaska School Series 2025B, GO, 5.00%, 11/1/2026	1,000	1,004
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2027	1,655	1,694
Borough of North Slope Series 2025, GO, 5.00%, 6/30/2027	2,875	2,930
City of Valdez, Phillips Trans Alaska Project Series 1994A, Rev., VRDO, 2.28%, 9/10/2026 (d)	20,000	20,000
State of Alaska Series 2024B, GO, 5.00%, 8/1/2028	1,000	1,045
Total Alaska		26,698
Arizona — 0.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	1,300	1,365
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2027	750	765
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	4,000	4,106
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	1,000	1,021
City of Mesa Utility System
Series 2017, Rev., 4.00%, 7/1/2027	1,000	1,012
Series 2026, Rev., 5.00%, 7/1/2029	1,700	1,805
Series 2026, Rev., 5.00%, 7/1/2030	3,760	4,048
Series 2026, Rev., 5.00%, 7/1/2031	1,000	1,090
City of Phoenix Civic Improvement Corp. Series 2025, Rev., 5.00%, 7/1/2027	1,200	1,225
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	55	56
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2027	170	171
County of Pima Sewer System Series 2020B, COP, 5.00%, 7/1/2027 (b)	40	41
Maricopa County Industrial Development Authority, Banner Health Series 2023A-2, Rev., 5.00%, 5/15/2028 (d)	250	258
Maricopa County Unified School District No. 80 Chandler, Project of 2025 Series 2026A, GO, 5.00%, 7/1/2029	2,150	2,285
Maricopa County Union High School District No 210-Phoenix, Project of 2023 Series 2024A, GO, 5.00%, 7/1/2027	1,225	1,250
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2027	1,500	1,531
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2026B, GO, 5.00%, 7/1/2029	1,145	1,218
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2019A, Rev., 5.00%, 1/1/2027	385	388
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (b)	55	56
Total Arizona		23,691
Arkansas — 0.1%
Arkansas Development Finance Authority, Single Family Mortgage-Backed Securities Loan Program Series 2026B, Rev., GNMA / FNMA / FHLMC, 2.88%, 5/15/2027 (d)	1,150	1,149
University of Arkansas, Various Facility UAMS Campus Series 2019A, Rev., 5.00%, 3/1/2027	25	25
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	27

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	221
Series 2020A, Rev., 5.00%, 11/1/2027	200	205
Total Arkansas		1,600
California — 1.2%
California Community Choice Financing Authority, Clean Energy Project Series 2026C, Rev., 5.00%, 2/1/2031	1,150	1,201
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 4.14%, 9/4/2026 (c)	5,000	5,055
California Housing Finance Agency, Multi- Family Housing Symphony at DEL Sur Series 2023V, Rev., 5.00%, 11/1/2026 (d)	750	751
California Infrastructure and Economic Development Bank, Bay Area Toll Bridge First Lien Series 2003A, Rev., AMBAC, 5.00%, 1/1/2028 (b)	25	26
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2023B, Rev., 5.00%, 10/1/2026 (d)	265	265
California Municipal Finance Authority, Republic Services, Inc., Project Series 2026A, Rev., AMT, 2.88%, 9/15/2026 (d)	12,000	11,998
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2023, Rev., AMT, 3.00%, 2/16/2027 (d) (e)	3,500	3,495
City of Los Angeles Series 2026, Rev., TRAN, 5.00%, 6/24/2027	4,800	4,901
City of Vernon Electric System
Series 2021A, Rev., 5.00%, 4/1/2027	550	556
Series 2021A, Rev., 5.00%, 10/1/2027	25	26
Series 2021A, Rev., 5.00%, 4/1/2028	75	77
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 9/10/2026 (d)	120	120
Los Angeles Department of Water and Power System
Series 2017B, Rev., 5.00%, 7/1/2030	515	518
Series 2024C, Rev., 5.00%, 7/1/2030	400	429
State of California, Various Purpose Series 2023, GO, 5.00%, 12/1/2027	2,205	2,272
Total California		31,690
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — 2.0%
Adams and Arapahoe Counties Joint School District 28J Aurora Series 2025, GO, 5.50%, 12/1/2026	2,000	2,015
Adams and Weld Counties School District No. 27J Brighton
Series 2026A, GO, 5.50%, 12/1/2026	1,880	1,894
Series 2026B, GO, 5.50%, 12/1/2026	4,500	4,533
Series 2026A, GO, 5.50%, 12/1/2028	6,310	6,701
Series 2026B, GO, 5.50%, 12/1/2028	1,750	1,858
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J Series 2024, GO, 5.00%, 12/15/2026	105	106
City and County of Denver Airport System
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,539
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,207
City and County of Denver, Colorado Convention Center
Series 2026, COP, 5.00%, 12/1/2028	1,000	1,050
Series 2026, COP, 5.00%, 12/1/2029	1,000	1,067
Series 2026, COP, 5.00%, 12/1/2030	1,000	1,081
City and County of Denver, Wellington E. Webb Municipal Office Building Series 2023, COP, 5.00%, 12/1/2026	30	30
Colorado Health Facilities Authority, Adventhealth Obligated Group Series 2019B, Rev., 5.00%, 11/19/2026 (d)	1,260	1,266
Colorado Health Facilities Authority, Adventist Health System
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	3,285	3,301
Series 2025A, Rev., 5.00%, 11/15/2030 (d)	2,000	2,149
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-2, Rev., 5.00%, 8/1/2028	25	26
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (d)	1,300	1,354
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2030 (b)	1,650	1,717
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Series 2017, Rev., 5.00%, 6/1/2027 (b)	320	325
Denver City and County School District No. 1
Series 2025D, GO, 5.00%, 12/1/2026	1,600	1,610
Series 2025D, GO, 5.00%, 12/1/2027	1,600	1,648
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Maiker Housing Partners Multi-family, Overlook at Thorton Series 2023, Rev., 2.75%, 11/1/2026 (d)	1,000	1,000
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	60	60
State of Colorado
Series 2022, COP, 6.00%, 12/15/2026	25	25
Series 2020A, COP, 5.00%, 9/1/2027	25	26
Series 2018A, COP, 5.00%, 12/15/2027	20	21
Series 2018L, COP, 4.00%, 3/15/2029	50	51
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2027	50	51
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (d)	10,000	10,000
Total Colorado		51,711
Connecticut — 2.9%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	17,400	17,442
City of Milford Series 2025, GO, BAN, 4.00%, 10/27/2026	5,000	5,011
State of Connecticut
Series 2026A, GO, 5.00%, 9/15/2026	2,000	2,002
Series 2026B, GO, 5.00%, 9/15/2026	1,250	1,251
Series 2025B, GO, 5.00%, 12/1/2026	9,200	9,255
Series 2018D, GO, 5.00%, 4/15/2027	25	25
Series 2025B, GO, 5.00%, 12/1/2027	4,225	4,350
Series 2018F, GO, 5.00%, 9/15/2028	755	791
Series 2026B, GO, 5.00%, 9/15/2028	5,000	5,239
Series 2026B, GO, 5.00%, 9/15/2029	8,000	8,529
Series 2025D, GO, 5.00%, 8/15/2030	6,000	6,485
Series 2026B, GO, 5.00%, 9/15/2031	2,750	3,016
State of Connecticut Special Tax
Series B, Rev., 5.00%, 9/1/2026	140	140
Series 2021D, Rev., 5.00%, 11/1/2026	100	100
State of Connecticut Special Tax, Transportation Infrastructure Purpose
Series B, Rev., 5.00%, 9/1/2026	50	50
Series 2025A, Rev., 5.00%, 7/1/2027	2,000	2,041
Series 2025A, Rev., 5.00%, 7/1/2028	4,000	4,171
Town of Madison Series 2025, GO, BAN, 4.00%, 12/17/2026	7,500	7,530
Total Connecticut		77,428
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.8%
State of Delaware Series 2026A, GO, 5.00%, 5/1/2027	17,390	17,675
University of Delaware Series 2025A, Rev., 5.00%, 11/1/2028	2,750	2,886
Total Delaware		20,561
District of Columbia — 1.1%
District of Columbia
Series 2026C, GO, VRDO, 2.43%, 9/1/2026 (d)	17,500	17,500
Series 2024C, GO, 5.00%, 12/1/2027	5,000	5,154
Series 2024C, GO, 5.00%, 12/1/2028	2,000	2,103
Series 2017D, GO, 5.00%, 6/1/2029	2,000	2,034
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2027	50	50
Series 2015, Rev., 5.00%, 7/15/2028	170	171
Series 2015, Rev., 5.00%, 7/15/2029	20	20
Metropolitan Washington Airports Authority Aviation Series 2024A, Rev., AMT, 5.00%, 10/1/2030	2,000	2,124
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2027	170	173
Series A-1, Rev., 5.00%, 7/1/2028	375	383
Total District of Columbia		29,712
Florida — 2.1%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	65	66
Central Florida Expressway Authority, Senior Lien
Series 2017, Rev., 5.00%, 7/1/2027 (b)	90	92
Series 2016A, Rev., 4.00%, 7/1/2031	1,000	999
City of Gainesville Utilities System Series 2017A, Rev., 5.00%, 10/1/2028	765	784
City of Jacksonville Series 2019A, Rev., 5.00%, 10/1/2027	100	103
City of Lakeland Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	500	526
City of Palm Coast Utility System Series 2026, Rev., 5.00%, 10/1/2029	3,000	3,196
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (d)	1,000	1,057
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Series 2017, Rev., 5.00%, 8/15/2028	65	66
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	29

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
County of Broward Airport System
Series 2013C, Rev., 5.25%, 10/1/2026	50	50
Series A, Rev., AMT, 5.00%, 10/1/2029	1,000	1,002
County of Lee Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,500	1,559
County of Miami-Dade
Series 2020, GO, 5.00%, 7/1/2027	20	20
Series 2016, Rev., 5.00%, 10/1/2029	125	125
County of Miami-Dade Aviation System Series A, Rev., 5.00%, 10/1/2026	1,670	1,673
County of Miami-Dade Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	735	754
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2027	20	20
County of St. Lucie, Power and Light Co., Project Series 2000, Rev., VRDO, 2.35%, 9/8/2026 (d)	10,000	10,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2027	235	240
Series 2022A, COP, A.G., 5.00%, 7/1/2028	95	99
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	100	102
Series 2019B, Rev., 5.00%, 7/1/2027 (b)	45	46
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	115	115
Series 2018A, COP, 5.00%, 11/1/2026	655	657
Series 2018A, COP, 5.00%, 11/1/2027	1,805	1,850
Series 2021A, COP, 5.00%, 11/1/2029	1,350	1,441
Florida Development Finance Corp., Waste Management, Inc., Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (d)	2,600	2,599
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (e)	3,500	3,510
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2026	1,075	1,077
Series 2017A, Rev., 5.00%, 10/1/2026	70	70
Series 2017A, Rev., 5.00%, 10/1/2027	1,345	1,377
Series 2019A, Rev., 5.00%, 10/1/2027	215	220
Series 2018A, Rev., 4.00%, 10/1/2028	2,820	2,853
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	750	768
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 3.00%, 9/1/2026 (d)	10,000	10,000
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	75	77
Series 2017B, Rev., 5.00%, 10/1/2029	25	26
Manatee County School District Series 2017, Rev., A.G., 5.00%, 10/1/2029	45	46
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	210	210
Series 2016A, Rev., 5.00%, 7/1/2028	100	100
Orange County Convention Center Series 2017, Rev., 5.00%, 10/1/2026	560	561
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	50
Orange County School Board
Series 2016B, COP, 5.00%, 8/1/2027	55	55
Series 2017B, COP, 5.00%, 8/1/2027	2,190	2,236
Series 2017C, COP, 5.00%, 8/1/2028	85	89
Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2027	25	26
Palm Beach County School District
Series 2017A, COP, 5.00%, 8/1/2027	180	184
Series 2018B, COP, 5.00%, 8/1/2027	400	408
Series 2018C, COP, 5.00%, 8/1/2029	115	120
Palm Beach County Solid Waste Authority Series 2015, Rev., 5.00%, 10/1/2026	80	81
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2027	80	82
School Board of Miami-Dade County (The), Florida Certificates of Participation Series 2012A, COP, 4.00%, 8/1/2028	150	150
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	51
State of Florida Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	1,900	2,018
State of Florida Department of Transportation, Indirect Garvees
Series 2019A, Rev., 5.00%, 7/1/2027	20	20
Series 2019A, Rev., 5.00%, 7/1/2028	105	109
State of Florida Lottery Series 2017A, Rev., 5.00%, 7/1/2027	90	92
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
State of Florida, Public Education Capital Outlay Series 2020A, GO, 5.00%, 6/1/2027	105	107
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2027	225	231
Total Florida		56,245
Georgia — 0.3%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25	26
Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project Series 2009-1, Rev., 3.95%, 3/8/2028 (d)	210	213
City of Atlanta Series 2022A-2, GO, 5.00%, 12/1/2026	45	45
City of Atlanta Water and Wastewater Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,000	1,038
City of Atlanta Water and Wastewater, Subordinate Lien Series 2026, Rev., 5.00%, 11/1/2030	2,000	2,171
Clarke County Hospital Authority, Pidemont Healthcare Series 2016A, Rev., 5.00%, 7/1/2029	25	25
County of DeKalb Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	30
Development Authority for Fulton County, Georgia Tech Foundation CRC and Tech Square Projects Series 2017B, Rev., 5.00%, 11/1/2026	30	30
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (d)	2,250	2,259
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,392
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,000	1,010
Total Georgia		8,239
Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	275	282
Series 2025G, Rev., 5.00%, 1/1/2029	475	493
Total Guam		775
Hawaii — 0.0% ^
City and County of Honolulu
Series D, GO, 5.00%, 9/1/2026	70	70
Series 2022A, GO, 5.00%, 11/1/2026	120	121
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hawaii — continued
County of Hawaii Series A, GO, 5.00%, 9/1/2027	50	50
State of Hawaii
Series FK, GO, 5.00%, 5/1/2027	75	76
Series FH, GO, 5.00%, 10/1/2028	70	70
Total Hawaii		387
Illinois — 1.3%
Board of Trustees of the University of Illinois (The) Series 2023A, Rev., 5.00%, 4/1/2027	205	208
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,022
Chicago O'Hare International Airport, General Airport, Senior Lien
Series A, Rev., 5.00%, 1/1/2027	20	20
Series C, Rev., 5.00%, 1/1/2028	40	40
City of Springfield Electric, Senior Lien Series 2024, Rev., 5.00%, 3/1/2030	1,870	1,990
County of Cook
Series 2021B, GO, 4.00%, 11/15/2026	230	231
Series 2016A, GO, 5.00%, 11/15/2026	2,845	2,858
Series 2021A, GO, 5.00%, 11/15/2026	205	206
County of Winnebago Series 2016E, GO, 3.63%, 12/30/2030	2,015	2,007
DuPage County Community High School District No. 94 West Chicago Series 2018, GO, 4.00%, 1/1/2033	10	10
Illinois Finance Authority, Carte Foundation (The) Series 2021A, Rev., 5.00%, 8/15/2028	100	104
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2019, Rev., 5.00%, 1/1/2027	240	242
Series 2019, Rev., 5.00%, 7/1/2027	250	255
Series 2020, Rev., 5.00%, 7/1/2027	40	41
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2018A, Rev., 5.00%, 1/1/2028 (b)	20	21
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2027	80	82
Illinois Finance Authority, Presence Health Network Series 2016C, Rev., 5.00%, 2/15/2027	145	147
Illinois Finance Authority, State Clean Water Initiative Series 2017, Rev., 5.00%, 7/1/2027	20	20
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (d)	2,065	2,094
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	31

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-1, Rev., 5.00%, 8/15/2030 (d)	3,000	3,190
Illinois State Toll Highway Authority
Series 2018A, Rev., 5.00%, 1/1/2027	45	45
Series 2019B, Rev., 5.00%, 1/1/2027	555	560
Series 2019C, Rev., 5.00%, 1/1/2027	165	166
Series 2016B, Rev., 5.00%, 1/1/2028	25	25
Series 2018A, Rev., 5.00%, 1/1/2028	75	77
Series 2019C, Rev., 5.00%, 1/1/2029	400	420
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	175	176
Series 2016A, Rev., 5.00%, 12/1/2029	1,185	1,191
Regional Transportation Authority
Series 2017A, Rev., 5.00%, 7/1/2028	285	289
Series 2017A, Rev., 5.00%, 7/1/2029	1,700	1,730
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2026	1,170	1,174
Series 2001, GO, NATL - RE, 6.00%, 11/1/2026	1,390	1,395
Series 2016, GO, 5.00%, 2/1/2027	150	151
Series 2021B, GO, 5.00%, 3/1/2027	125	126
Series 2022A, GO, 5.00%, 3/1/2027	20	20
Series 2023D, GO, 5.00%, 7/1/2027	90	92
Series 2018A, GO, 5.00%, 10/1/2027	200	205
Series 2017D, GO, 5.00%, 11/1/2027	1,160	1,189
Series 2016, GO, 5.00%, 2/1/2028	1,125	1,135
Series 2022B, GO, 5.00%, 3/1/2028	50	52
Series 2016, GO, 5.00%, 6/1/2028	1,345	1,347
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,035
Series 2017A, GO, 5.00%, 12/1/2028	90	92
Series 2016, GO, 5.00%, 2/1/2029	35	35
Series 2018A, GO, 5.00%, 5/1/2029	400	413
Series 2017C, GO, 5.00%, 11/1/2029	30	31
Series 2021A, GO, 5.00%, 12/1/2029	85	90
Series 2019B, GO, 5.00%, 11/1/2031	4,275	4,479
State of Illinois Sales Tax Series 2021A, Rev., 4.00%, 6/15/2027	40	40
Total Illinois		34,588
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — 1.8%
City of Indianapolis Department of Public Utilities Water System, First Lien Series 2018A, Rev., 5.00%, 10/1/2027	45	46
City of Indianapolis, Department of Public Utilities Water System, First Lien
Series 2016B, Rev., 5.00%, 10/1/2026 (b)	60	60
Series 2018A, Rev., 5.00%, 10/1/2026	135	135
Indiana Finance Authority Series 2017A, Rev., 5.00%, 12/1/2027 (b)	20	21
Indiana Finance Authority, Citizen Energy Group Project
Series 2026B, Rev., 5.00%, 10/1/2026	3,000	3,006
Series 2026B, Rev., 5.00%, 10/1/2027	2,500	2,558
Series 2026B, Rev., 5.00%, 10/1/2028	4,000	4,194
Series 2026B, Rev., 5.00%, 10/1/2029	5,900	6,298
Series 2026B, Rev., 5.00%, 10/1/2030	1,000	1,082
Series 2026B, Rev., 5.00%, 10/1/2031	1,000	1,095
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2028	2,065	2,070
Indiana Finance Authority, CWA Authority Project, Second Lien Series 2021-2, Rev., 5.00%, 10/1/2027	105	108
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (d)	2,100	2,173
Series 2025D-1, Rev., 5.00%, 10/1/2029 (d)	1,500	1,574
Series 2023B-2, Rev., 5.00%, 7/1/2030 (d)	570	607
Indiana Finance Authority, State Revolving Fund Program Series 2017C, Rev., 5.00%, 2/1/2027	70	71
Indiana Housing and Community Development Authority, Single Family Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2026 (d)	20,000	20,000
Indianapolis Local Public Improvement Bond Bank, Unlimited AD Valorem Property Tax Supported Project Series 2025C, Rev., 5.00%, 1/15/2028	2,305	2,374
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	36
Total Indiana		47,508
Iowa — 1.0%
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project Series 2011, Rev., VRDO, 2.30%, 9/10/2026 (d)	15,200	15,200
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
PEFA, Inc., Gas Project Series 2019, Rev., VRDO, 5.00%, 9/1/2026 (d)	9,200	9,200
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	2,000	2,004
Total Iowa		26,404
Kansas — 0.7%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,001
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (d)	5,600	5,851
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	60	61
Sedgwick County Unified School District No. 260 Derby Series 2018B, GO, 5.00%, 10/1/2026 (b)	1,250	1,253
State of Kansas Department of Transportation
Series 2025A, Rev., 5.00%, 9/1/2027	2,000	2,049
Series 2025A, Rev., 5.00%, 9/1/2028	3,000	3,140
University of Kansas Hospital Authority Series 2026B, Rev., 5.00%, 3/1/2030 (d)	2,000	2,114
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 4.00%, 3/1/2027 (b)	225	227
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,001
Total Kansas		18,698
Kentucky — 0.7%
Commonwealth of Kentucky, State Office Building Project Series 2018A, COP, 4.00%, 4/15/2027	1,250	1,259
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (d)	1,000	1,007
Kentucky Asset Liability Commission Series 2021A, Rev., 5.00%, 11/1/2027	25	26
Kentucky Asset Liability Commission, Federal Highway Trust Series 2024, Rev., 5.00%, 9/1/2026	1,215	1,215
Kentucky State Property and Building Commission, Project No. 112 Series B, Rev., 5.00%, 11/1/2026	1,460	1,465
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000	1,028
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 115 Series 2008, Rev., 5.00%, 4/1/2028	500	507
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	260	267
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2029	80	85
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028	1,000	1,046
Kentucky State Property and Building Commission, Project No. 133 Series B, Rev., 5.00%, 9/1/2027	2,250	2,303
Kentucky State Property and Building Commission, Project No. 135 Series A, Rev., 5.00%, 3/1/2027	1,500	1,518
Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2027	125	127
Louisville and Jefferson County Metro Government, Kentucky Pollution Control Bonds, Louisville Gas & Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	5,000
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2026	75	75
Series 2020D, Rev., 5.00%, 10/1/2029 (d)	2,000	2,094
University of Kentucky, General Receipts
Series 2015B, Rev., 5.00%, 10/1/2026	35	35
Series 2015B, Rev., 5.00%, 10/1/2027	70	70
Total Kentucky		19,127
Louisiana — 0.4%
City of Shreveport Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	75
Louisiana Housing Corp., Multi- Family Housing Capstone at The Oaks Project Series 2023, Rev., 3.20%, 12/1/2026 (d)	1,350	1,350
Louisiana Public Facilities Authority, Willis Knighton Medical Center Project Series 1997, Rev., 5.00%, 9/1/2027 (b)	1,700	1,740
State of Louisiana
Series 2023A, GO, 5.00%, 4/1/2027	680	690
Series 2024E, GO, 5.00%, 9/1/2028	1,600	1,675
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	33

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Series 2024E, GO, 5.00%, 9/1/2029	1,000	1,065
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (d)	4,000	4,000
Total Louisiana		10,595
Maine — 0.4%
Maine Municipal Bond Bank Series 2020A, Rev., 5.00%, 9/1/2027	20	21
Maine School Administrative District No. 51 Series 2025B, GO, BAN, 4.00%, 12/15/2026	7,500	7,527
Maine Turnpike Authority
Series 2025, Rev., 5.00%, 7/1/2029	1,000	1,062
Series 2025, Rev., 5.00%, 7/1/2030	1,000	1,076
Total Maine		9,686
Maryland — 0.1%
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027	25	25
County of Baltimore, Equipment Acquisition Program Series 2022, COP, 5.00%, 3/1/2027	85	86
County of Howard Series 2017A, GO, 5.00%, 2/15/2027	45	46
County of Montgomery Series 2018A, GO, 5.00%, 11/1/2026	75	75
County of Prince George's, Chesapeake Lighthouse Charter School Project Subseries B-1, Rev., 7.00%, 11/1/2026 (b)	500	503
County of Prince George's, Consolidated Public Improvement Series 2025A, GO, 5.00%, 8/1/2027	2,240	2,291
County of Washington, Diakon Lutheran Social Ministries Project Series 2019B, Rev., 5.00%, 1/1/2027 (b)	250	252
State of Maryland Department of Transportation, Second Issue Series 2018, Rev., 5.00%, 10/1/2027	50	50
University System of Maryland Series 2019C, Rev., 5.00%, 4/1/2027	100	102
Total Maryland		3,430
Massachusetts — 3.8%
City of Brockton
GO, BAN, 5.00%, 10/8/2026	2,075	2,080
Series 2026, GO, BAN, 5.00%, 10/8/2026	5,000	5,012
City of Peabody Series 2026, GO, BAN, 4.00%, 7/22/2027	11,500	11,621
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Commonwealth of Massachusetts Series C, GO, A.G., 5.25%, 11/1/2026	50	50
Commonwealth of Massachusetts, Consolidated Loan of 2023 Series 2023B, GO, 5.00%, 10/1/2026	40	40
Commonwealth of Massachusetts, Consolidated Loan of 2025 Series 2025G, GO, 5.00%, 12/1/2029	2,000	2,145
Cotuit Fire District, GO, BAN, 4.00%, 12/4/2026	3,000	3,010
Massachusetts Clean Water Trust (The), Clean Water State Revolving Fund Series 2022, Rev., 5.00%, 2/1/2027	35	35
Massachusetts Development Finance Agency, Boston University Series 2023GG, Rev., 5.00%, 10/1/2028 (d)	160	167
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (d)	10,000	10,000
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2016B, Rev., 5.00%, 11/15/2026 (b)	155	156
Series 2016C, Rev., 4.00%, 11/16/2026 (b)	325	326
Massachusetts School Building Authority, Sales Tax Series 2019A, Rev., 5.00%, 2/15/2027	25	25
North Middlesex Regional School District, GO, BAN, 4.00%, 10/30/2026	5,700	5,712
Town of Georgetown Series 2026, GO, BAN, 4.00%, 6/30/2027	5,000	5,046
Town of Longmeadow Series 2026, GO, BAN, 4.00%, 6/22/2027	17,500	17,659
Town of Orange, GO, BAN, 4.00%, 12/17/2026	2,900	2,911
Town of Southborough, GO, BAN, 3.50%, 1/28/2027	3,200	3,211
Town of Southbridge, GO, BAN, 4.00%, 5/27/2027	7,500	7,571
University of Massachusetts Building Authority
Series 2026-2, Rev., 5.00%, 11/1/2026	8,810	8,846
Series 2019-1, Rev., 5.00%, 5/1/2027	150	152
Series 2026-1, Rev., 5.00%, 11/1/2027	5,000	5,140
Series 2026-2, Rev., 5.00%, 11/1/2030	5,000	5,430
Series 2026-1, Rev., 5.00%, 11/1/2031	1,000	1,100
Western Massachusetts Emergency Communications District, GO, BAN, 4.00%, 4/23/2027	3,000	3,015
Total Massachusetts		100,460
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — 3.0%
Fulton School District, Unlimited Tax Series 2021, GO, A.G., 4.00%, 5/1/2027	210	211
Great Lakes Water Authority Water Supply System Series 2026C, Rev., 5.00%, 7/1/2029	3,000	3,177
Great Lakes Water Authority Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2027	25	25
Series 2018A, Rev., 5.00%, 7/1/2028	100	104
Michigan Finance Authority, Henry Ford Health System Series 2016, Rev., 5.00%, 11/15/2026	2,040	2,049
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	144
Series 2015MI, Rev., 5.50%, 12/1/2027	1,140	1,149
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	30
Series 2017A-MI, Rev., 5.00%, 12/1/2028	45	46
Michigan State Building Authority Series 2016I, Rev., 5.00%, 10/15/2026	1,000	1,003
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.38%, 9/10/2026 (d)	17,000	17,000
Series 2025I, Rev., 5.00%, 4/15/2027	1,000	1,015
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	2,300	2,311
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	7,750	7,751
Series 2024A, Rev., 3.70%, 4/1/2030	9,000	8,980
Michigan State University Series 2020A, Rev., 5.00%, 8/15/2027	80	82
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (d)	1,300	1,298
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 3.08%, 9/1/2026 (d) (e)	31,410	31,410
Total Michigan		77,785
Minnesota — 0.3%
City of Minneapolis, Health Care System, Allina Health System Series 2023B, Rev., 5.00%, 11/15/2030 (d)	1,000	1,065
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	309
Minneapolis-St Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027	50	50
Series A, Rev., 5.00%, 1/1/2029	35	35
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	100	101
State of Minnesota
Series 2022A, Rev., 5.00%, 3/1/2027	1,330	1,346
Series 2019B, GO, 5.00%, 8/1/2027	35	36
State of Minnesota, Various Purpose Series 2025D, GO, 5.00%, 8/1/2027	5,000	5,114
Total Minnesota		8,056
Mississippi — 0.7%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010H, Rev., VRDO, 3.00%, 9/1/2026 (d)	15,000	15,000
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2027	2,500	2,551
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,500	1,574
State of Mississippi Series 2016B, GO, 5.00%, 12/1/2026 (b)	500	503
Total Mississippi		19,628
Missouri — 1.3%
City of Kansas City
Series 2018A, GO, 5.00%, 2/1/2027	20	20
Series 2017C, Rev., 5.00%, 9/1/2027	40	41
Series 2017C, Rev., 5.00%, 9/1/2028	175	179
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028	20	21
City of St. Louis, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	235	240
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2026	3,500	3,514
Series 2024, Rev., 5.00%, 11/1/2028	1,000	1,050
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	35

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Series 2024, Rev., 5.00%, 11/1/2029	2,500	2,672
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (d)	1,000	1,033
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2028	20	21
Series 2018A, Rev., 5.00%, 6/1/2029	40	42
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 3.05%, 9/1/2026 (d)	13,900	13,900
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Series 2016, Rev., 5.00%, 11/15/2028	70	71
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	700	731
Missouri Highway and Transportation Commission, State Appropriations Mega Projects State Road Series 2025A, Rev., 5.00%, 5/1/2028	9,100	9,460
Total Missouri		33,015
Nebraska — 0.9%
Metropolitan Utilities District of Omaha Water System Series 2026, Rev., 5.00%, 12/1/2027	2,365	2,437
Nebraska Public Power District
Series 2026A, Rev., 5.00%, 1/1/2028	2,000	2,064
Series 2026B, Rev., 5.00%, 1/1/2028	10,860	11,207
Series 2026B, Rev., 5.00%, 7/1/2028	6,500	6,695
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,900	1,912
Total Nebraska		24,315
Nevada — 0.5%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project Series 2017, Rev., 5.00%, 9/1/2027	685	696
Clark County School District, Limited Tax
Series 2016B, GO, 5.00%, 6/15/2027	80	81
Series 2017A, GO, 5.00%, 6/15/2027	215	219
Series 2018A, GO, 5.00%, 6/15/2027	150	153
Series 2025B, GO, 5.00%, 6/15/2027	7,680	7,820
Series 2017A, GO, 5.00%, 6/15/2028	115	117
Series 2018A, GO, 5.00%, 6/15/2029	60	62
County of Clark
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,006
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued
Series 2018B, GO, 5.00%, 12/1/2026	50	50
County of Clark, Motor Vehicle Fuel Tax
Series 2017, Rev., 5.00%, 7/1/2027	20	20
Series 2020C, Rev., 5.00%, 7/1/2027	165	168
State of Nevada Series 2025A, GO, 5.00%, 10/1/2026	1,500	1,503
State of Nevada, Capital Improvement and Cultural Affairs Series 2019A, GO, 5.00%, 5/1/2027	85	86
State of Nevada, Water Pollution Control Series 2019E, GO, 5.00%, 8/1/2027	30	31
Total Nevada		12,012
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, 3.25%, 7/1/2027 (d)	6,000	6,001
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (d)	2,500	2,503
New Hampshire Municipal Bond Bank Series 2022C, Rev., 5.00%, 8/15/2027	30	31
Total New Hampshire		8,535
New Jersey — 11.6%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Series 2025, Rev., GTD, 4.00%, 10/14/2026	7,000	7,010
Series 2026A, Rev., GTD, 4.00%, 5/19/2027	16,000	16,143
Borough of Beach Haven Series 2026, GO, BAN, 4.00%, 4/29/2027	4,735	4,771
Borough of Carlstadt, GO, BAN, 4.00%, 4/30/2027	3,745	3,776
Borough of Carteret Series 2026, GO, BAN, 4.00%, 5/26/2027	13,000	13,122
Borough of Cliffside Park Series 2026, GO, BAN, 4.00%, 6/10/2027	2,300	2,320
Borough of Franklin Lakes Series 2026, GO, BAN, 4.00%, 6/11/2027	2,000	2,018
Borough of Metuchen Series 2026A, GO, BAN, 4.00%, 7/1/2027	7,000	7,069
Borough of Point Pleasant Beach Series 2025, GO, BAN, 4.00%, 11/6/2026	4,000	4,009
Borough of South River, Water Utility Series 2025A, GO, BAN, 4.00%, 12/8/2026	3,900	3,912
Borough of Wood-Ridge, GO, BAN, 4.00%, 5/12/2027	5,000	5,044
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Burlington County Bridge Commission, Government Leasing Program Series 2025D, Rev., 4.00%, 12/9/2026	9,885	9,918
City of Asbury Park, Transportation Sewer Utility Series 2026A, GO, BAN, 4.00%, 1/12/2027	5,000	5,020
City of East Orange Series 2025, GO, BAN, 4.00%, 10/14/2026	8,400	8,413
City of Gloucester City Series 2026, GO, BAN, 4.00%, 5/11/2027	1,500	1,511
City of Jersey City Series 2025C, GO, BAN, 4.00%, 10/20/2026	13,400	13,422
City of Sea Isle City Series 2025, GO, BAN, 4.00%, 10/15/2026	5,000	5,008
City of Wildwood Series 2025A, GO, BAN, 4.00%, 10/2/2026	4,800	4,805
Hudson County Improvement Authority Series 2026, Rev., GTD, 4.00%, 6/11/2027	3,000	3,030
Jersey City Municipal Utilities Authority, Water Project Series 2026A, Rev., 4.00%, 4/30/2027	10,000	10,085
Jersey City Redevelopment Agency, Bayfront Redevelopment Project Series 2025A, Rev., GTD, 5.00%, 12/9/2026	2,000	2,012
New Jersey Economic Development Authority
Series 2017DDD, Rev., 5.00%, 6/15/2027 (b)	45	46
Series A, Rev., 4.00%, 11/1/2027	25	25
New Jersey Economic Development Authority, School Facilities Construction
Series 2019GGG, Rev., 5.25%, 9/1/2026 (e)	2,500	2,500
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,426
Series WW, Rev., 5.25%, 6/15/2028	150	150
New Jersey Transportation Trust Fund Authority, Capital Appreciation
Series 2006C, Rev., AMBAC, BHAC-CR, Zero Coupon, 12/15/2026	500	496
Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,316
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028	460	463
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,500	3,036
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	220	220
Series 2017E, Rev., 5.00%, 1/1/2027	1,000	1,008
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2027	110	112
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2028	1,045	1,081
Series 2018A, Rev., 5.00%, 6/1/2029	280	289
Town of Dover Series 2026, GO, BAN, 4.00%, 7/15/2027	3,000	3,026
Township of Boonton Series 2026, GO, BAN, 4.00%, 8/27/2027	3,000	3,029
Township of Edison Series 2025, GO, BAN, 4.00%, 11/5/2026	10,000	10,024
Township of Hamilton Series 2025B, GO, BAN, 4.00%, 10/7/2026	18,000	18,024
Township of Hillside Series 2025, GO, BAN, 4.00%, 12/15/2026	3,700	3,711
Township of Jefferson, GO, BAN, 4.00%, 6/11/2027	6,000	6,053
Township of Livingston Series 2025, GO, BAN, 4.00%, 12/3/2026	5,000	5,017
Township of Logan Series 2025, GO, BAN, 4.00%, 10/2/2026	7,900	7,909
Township of Maple Shade Series 2025A, GO, BAN, 4.00%, 11/4/2026	4,000	4,008
Township of Montville Series 2025, GO, BAN, 4.00%, 11/3/2026	6,000	6,014
Township of Moorestown Series 2026, GO, BAN, 4.00%, 5/18/2027	6,500	6,562
Township of North Brunswick Series 2026, GO, BAN, 4.00%, 7/1/2027	12,000	12,115
Township of Ocean, General Improvement Water Sewer Utility Series 2026A, GO, BAN, 4.00%, 8/16/2027	3,000	3,032
Township of Parsippany-Troy Hills Series 2025, GO, BAN, 4.00%, 10/27/2026	12,000	12,026
Township of Pemberton Series 2026, GO, BAN, 4.00%, 5/19/2027	4,000	4,035
Township of Piscataway Series 2025, GO, BAN, 4.00%, 10/29/2026	10,000	10,022
Township of Saddle Brook, GO, BAN, 4.00%, 5/7/2027	4,500	4,537
Township of Washington Series 2026, GO, BAN, 4.00%, 7/1/2027	3,000	3,028
Township of Wayne Series 2025, GO, 4.00%, 10/28/2026	2,500	2,506
Township of West Orange Series 2026, GO, BAN, 4.00%, 3/17/2027	4,000	4,021
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	37

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Township of West Windsor, GO, BAN, 4.00%, 10/27/2026	10,000	10,022
Township of Woodbridge, GO, BAN, 4.00%, 10/9/2026	22,000	22,030
Total New Jersey		306,337
New Mexico — 0.0% ^
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	70	71
State of New Mexico Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2027	45	46
Series 2021A, Rev., 5.00%, 7/1/2028	65	68
Total New Mexico		185
New York — 18.0%
Addison Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	3,800	3,830
Allegany-Limestone Central School District Series 2026, GO, BAN, 4.00%, 6/29/2027	4,000	4,035
Arlington Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	4,800	4,839
Attica Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	4,000	4,033
Ausable Valley Central School District Series 2026B, GO, BAN, 4.00%, 7/9/2027	8,100	8,179
Bainbridge-Guilford Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	3,000	3,024
Bradford Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	3,700	3,728
Broadalbin-Perth Central School District Series 2026, GO, BAN, 4.00%, 6/23/2027	7,500	7,557
Build NYC Resource Corp., Young Men's and Women's Hebrew Association Project (The) Series 2024, Rev., 5.00%, 12/1/2027	5,000	5,131
Canastota Central School District Series 2026B, GO, BAN, 4.00%, 6/23/2027	4,800	4,842
City of Albany Series 2026, GO, BAN, 4.00%, 3/19/2027	13,100	13,159
City of Jamestown Series 2026, GO, BAN, 4.00%, 5/14/2027	1,000	1,006
City of New York, Fiscal Year 2014 Series 2014I, Subseries I-3, GO, VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (d)	25,000	25,000
City of New York, Fiscal Year 2017 Series C, GO, 5.00%, 8/1/2028	745	752
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2027	135	138
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-1, GO, 5.00%, 9/1/2026	180	180
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	800	849
City of New York, Fiscal Year 2025 Series 2025A, GO, 5.00%, 8/1/2028	1,000	1,042
City of New York, Fiscal Year 2026
Series 2026, Subseries F-1, GO, 5.00%, 8/1/2029	2,500	2,652
Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	3,500	3,764
City of Schenectady Series 2026, GO, BAN, 4.00%, 5/14/2027	5,900	5,945
City of Utica
Series 2026, GO, BAN, 4.00%, 1/22/2027	10,000	10,035
Series 2026, GO, BAN, 4.00%, 8/27/2027	4,000	4,030
Cobleskill-Richmondville Central School District Series 2026, GO, BAN, 4.00%, 6/29/2027	1,350	1,360
Dalton-Nunda Central School District Series 2026, GO, BAN, 4.00%, 6/22/2027	2,200	2,218
Deer Park Union Free School District Series 2026, GO, TAN, 4.00%, 6/24/2027	4,000	4,034
Depew Union Free School District Series 2025, GO, BAN, 4.00%, 10/28/2026	9,000	9,020
Duanesburg Central School District Series 2026, GO, BAN, 4.00%, 6/23/2027	3,100	3,125
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2022A, Rev., 5.00%, 9/15/2027 (b)	20	21
Enlarged City School District of the City of Troy Series 2026, GO, BAN, 4.00%, 6/4/2027	9,700	9,789
Florida Union Free School District Series 2026, GO, BAN, 4.00%, 6/30/2027	1,300	1,310
Fort Edward Union Free School District Series 2026, GO, BAN, 4.00%, 6/25/2027	4,000	4,028
Fort Plain Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	2,400	2,414
Fulton City School District Series 2026B, GO, BAN, 4.00%, 6/24/2027	5,500	5,546
Hempstead Union Free School District Series 2026A, GO, BAN, 4.00%, 7/8/2027	18,000	18,177
Herkimer Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	4,500	4,536
Hunter-Tannersville Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	2,600	2,621
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Jamestown City School District
Series 2026A, GO, BAN, 4.00%, 7/16/2027	6,900	6,960
Series 2026B, GO, BAN, 4.00%, 7/16/2027	7,000	7,060
Lansing Central School District Series 2026, GO, BAN, 3.75%, 7/15/2027	4,000	4,030
Liberty Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	6,500	6,552
Long Island Power Authority, Electric System Series 2023F, Rev., 5.00%, 9/1/2027	20	20
Lyons Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	5,500	5,545
Margaretville Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	1,700	1,714
Metropolitan Transportation Authority
Series 2002, Subseries G-1F, Rev., (SOFR + 0.43%), 2.88%, 9/1/2026 (c)	200	200
Series 2016D, Rev., 5.00%, 11/15/2031	1,000	1,004
Morrisville-Eaton Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	2,000	2,013
New Hartford Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	20,000	20,187
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015, Subseries BB-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.05%, 9/1/2026 (d)	17,000	17,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.05%, 9/1/2026 (d)	10,000	10,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2028	1,000	1,049
Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2030	1,000	1,079
New York City Transitional Finance Authority Building Aid Series 2019S-2A, Rev., 5.00%, 7/15/2027	25	26
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2022 Series 2020B-1, Rev., 5.00%, 11/1/2026	80	80
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2023 Series 2023D, Subseries D-1, Rev., 5.00%, 11/1/2026	90	90
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018 Series 2018B-1, Rev., 5.00%, 8/1/2028	20	20
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	107
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Subseries B-5, Rev., VRDO, LIQ : US Bank NA, 2.90%, 9/1/2026 (d)	25,000	25,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2026	35	35
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,000	2,113
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,000	2,058
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,000	2,129
Series 2025H, Subseries H-1, Rev., 5.00%, 11/1/2029	1,750	1,863
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,400	1,511
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured Series A, Rev., 5.00%, 11/15/2026	210	211
New York State Dormitory Authority, New York University Series 2017A, Rev., 5.00%, 7/1/2028	25	25
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,100	1,130
New York State Dormitory Authority, School Districts Financing Program
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,000	1,002
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500	2,569
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,000	1,049
Series 2026A, Rev., 5.00%, 10/1/2029	10,725	11,424
New York State Dormitory Authority, State Personal Income Tax
Series 2021A, Rev., 5.00%, 3/15/2027 (b)	180	182
Series 2021E, Rev., 5.00%, 3/15/2028	205	213
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2017A, Rev., 5.00%, 2/15/2027 (b)	50	51
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	39

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2026A, Rev., 5.00%, 3/15/2029	2,500	2,644
Series 2026A, Rev., 5.00%, 3/15/2030	2,000	2,151
Series 2025C, Rev., 5.00%, 3/15/2031	3,100	3,380
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	85	85
Series 2016A, Rev., 5.00%, 3/15/2028	35	35
New York State Dormitory Authority, Touro College and University System Series 2017, Rev., 5.00%, 1/3/2028 (b)	615	634
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (d)	2,000	2,004
Newburgh Enlarged City School District Series 2026, GO, BAN, 4.00%, 6/23/2027	17,000	17,156
Olean City School District Series 2026, GO, BAN, 4.00%, 6/29/2027	1,900	1,916
Owego Apalachin Central School District
Series 2026A, GO, BAN, 4.00%, 6/24/2027	2,500	2,522
Series 2026B, GO, BAN, 4.00%, 7/16/2027	5,500	5,554
Palmyra Macedon Central School District Series 2026, GO, BAN, 3.25%, 6/10/2027	4,000	4,004
Peekskill City School District Series 2026, GO, BAN, 4.00%, 6/25/2027	7,500	7,563
Pembroke Central School District Series 2025, GO, BAN, 3.75%, 12/11/2026	5,000	5,014
Poland Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	2,200	2,219
Port Authority of New York and New Jersey, Consolidated
Series 246, Rev., AMT, 5.00%, 9/1/2026	8,250	8,250
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	400	400
Portville Central School District Series 2026, GO, BAN, 4.00%, 6/30/2027	3,000	3,024
Pulaski Central School District Series 2026, GO, BAN, 4.00%, 7/16/2027	6,500	6,563
Putnam Valley Central School District Series 2026, GO, BAN, 4.00%, 7/23/2027	2,000	2,019
Ravena Coeymans Selkirk Central School District Series 2026B, GO, BAN, 4.00%, 7/20/2027	2,000	2,019
Red Creek Central School District Series 2026, GO, BAN, 4.00%, 6/25/2027	10,000	10,090
Red Hook Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	2,700	2,722
Ridge Road Fire District Series 2025, GO, BAN, 4.00%, 10/21/2026	2,300	2,304
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Rome City School District Series 2026, GO, BAN, 4.00%, 6/24/2027	3,500	3,528
Town of Amherst Series 2025, GO, BAN, 4.00%, 10/28/2026	6,100	6,113
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026	3,800	3,812
Town of Lansing Series 2026, GO, BAN, 4.00%, 8/18/2027	5,500	5,564
Town of New Windsor Series 2026, GO, BAN, 4.00%, 6/25/2027	17,500	17,647
Town of Stillwater Series 2026, GO, BAN, 4.00%, 8/20/2027	3,500	3,537
Triborough Bridge and Tunnel Authority
Series A, Rev., 5.00%, 11/15/2026	100	101
Series A, Rev., 5.00%, 11/15/2027	50	51
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,027
Wayland-Cohocton Central School District Series 2026, GO, BAN, 4.00%, 6/30/2027	2,500	2,523
Westfield Central School District Series 2026A, GO, BAN, 4.00%, 7/20/2027	4,000	4,028
Wheatland Chili Central School District Series 2026, GO, BAN, 4.00%, 6/24/2027	2,900	2,924
Yorktown Heights Fire District Series 2026, GO, BAN, 4.00%, 6/25/2027	3,400	3,425
Total New York		472,802
North Carolina — 0.6%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (d)	1,000	1,045
City of Raleigh Series 2024, Rev., 5.00%, 10/1/2026	2,500	2,505
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	201
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (b)	1,580	1,620
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.90%, 9/1/2026 (d)	9,500	9,500
Orange County Public Facilities Co. Series 2017, Rev., 5.00%, 10/1/2026	175	176
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2029	525	533
Total North Carolina		15,580
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — 6.5%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group Series 2020, Rev., 5.00%, 11/15/2026 (b)	350	352
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	103
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2027	330	333
Central Ohio Solid Waste Authority Series 2025, GO, BAN, 4.00%, 10/28/2026	3,000	3,006
Cincinnati City School District, Classroom Facilities Construction and Improvement Series 2006, GO, NATL - RE, 5.25%, 12/1/2026	50	50
City of Cincinnati, Various Purpose Unlimited Tax Series 2019, GO, 5.00%, 12/1/2026	90	91
City of Cleveland, Various Purpose Series 2025, GO, BAN, 4.00%, 12/9/2026	3,000	3,011
City of Columbus, Various Purpose Series 2021A, GO, 5.00%, 4/1/2027	40	41
City of Columbus, Various Purpose, Unlimited Tax
Series 2025A, GO, 5.00%, 10/1/2026	3,450	3,457
Series 2025A, GO, 5.00%, 10/1/2027	1,100	1,129
Series 2022B, GO, 5.00%, 4/1/2028	1,745	1,810
Series 2017-1, GO, 5.00%, 4/1/2029	4,000	4,105
Series 2017A, GO, 4.00%, 4/1/2031	2,050	2,061
City of Forest Park Series 2026, GO, BAN, 4.00%, 5/13/2027	1,000	1,008
City of Hamilton, Limited Tax Various Purpose Series 2025, GO, BAN, 4.00%, 12/15/2026	3,600	3,613
City of Hudson, Limited Tax Series 2025, GO, BAN, 4.00%, 12/11/2026	15,300	15,357
City of Lakewood Series 2026, GO, 4.00%, 4/7/2027	4,100	4,112
City of Macedonia, Various Purpose, GO, BAN, 4.00%, 1/26/2027	1,500	1,505
City of Strongsville, First Station Construction Series 2025, GO, 4.00%, 12/9/2026	1,500	1,504
County of Allen, Hospital Facilities Series 2017A, Rev., 5.00%, 8/1/2027	300	306
County of Cuyahoga, Convention Hotel Project
Series 2024, COP, 5.00%, 12/1/2026	4,220	4,242
Series 2024, COP, 5.00%, 12/1/2027	575	590
County of Cuyahoga, Economic Development Project Series 2020D, Rev., 5.00%, 12/1/2026	40	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
County of Hamilton Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2026	110	111
Series 2025, Rev., BAN, 5.00%, 12/1/2026 (b)	18,200	18,305
County of Hamilton Sewer System Series 2020A, Rev., 5.00%, 12/1/2026	20	20
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	305	311
County of Mahoning, Limited Tax Various Tax Series 2025, GO, 4.00%, 10/12/2026	3,200	3,202
Kettering City School District, Unlimited Tax Series 2026, GO, BAN, 5.00%, 12/1/2026	3,700	3,720
Kings Local School District, Unlimited Tax Series 2026, GO, BAN, 4.00%, 7/7/2027	2,200	2,218
Monroe Local School District Series 2025, GO, BAN, 4.00%, 12/2/2026	3,200	3,209
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2018, Rev., 5.00%, 12/1/2026	120	121
Series 2018, Rev., 5.00%, 12/1/2029	40	41
Ohio Higher Educational Facility Commission, Otterbein University Project Series 2016A, Rev., 5.00%, 12/1/2026 (b)	1,360	1,368
Ohio State University (The)
Series 2023A-1, Rev., VRDO, 2.15%, 9/10/2026 (d)	25,000	25,000
Series 2021A, Rev., 5.00%, 12/1/2026	225	226
Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2028	200	202
State of Ohio
Series 2017V, GO, 5.00%, 10/1/2026	100	100
Series 2019-1, Rev., 5.00%, 12/15/2026	50	50
Series 2025A, Rev., 5.00%, 10/1/2027	3,250	3,336
State of Ohio, Adult Correctional Capital Facilities Lease Appropriation Series 2025A, Rev., 5.00%, 10/1/2026	2,530	2,535
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project
Series 2016C, Rev., 5.00%, 12/1/2026	45	45
Series 2025A, Rev., 5.00%, 12/1/2027	1,000	1,030
Series 2025A, Rev., 5.00%, 12/1/2028	2,700	2,842
State of Ohio, Common School
Series 2015A, GO, 5.00%, 9/15/2026	140	140
Series 2017B, GO, 5.00%, 9/15/2026	50	50
Series 2025A, GO, 5.00%, 6/15/2029	8,130	8,635
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	41

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2025A, GO, 5.00%, 6/15/2030	7,500	8,093
State of Ohio, Higher Education
Series 2025C, GO, 5.00%, 11/1/2027	7,560	7,774
Series 2025B, GO, 5.00%, 11/1/2030	1,485	1,611
State of Ohio, Infrastructure Improvement Series 2025A, GO, 5.00%, 3/1/2030	4,000	4,298
State of Ohio, Major New State Infrastructure Project
Series 2026-1, Rev., 5.00%, 12/15/2026	5,300	5,338
Series 2024-1, Rev., 5.00%, 12/15/2027	1,235	1,274
Series 2026-1, Rev., 5.00%, 12/15/2027	3,500	3,610
Series 2026-1, Rev., 5.00%, 12/15/2028	5,510	5,804
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2025A, Rev., 5.00%, 2/1/2028	2,000	2,065
Series 2025A, Rev., 5.00%, 2/1/2029	1,100	1,158
State of Ohio, State Infrastructure Project Series 2018-1, Rev., 5.00%, 12/15/2026	20	20
State of Ohio, Voting System Acquisition Project Series 2018, COP, 5.00%, 9/1/2026	20	20
University of Cincinnati Series 2019A, Rev., 5.00%, 6/1/2027	85	87
Total Ohio		169,795
Oklahoma — 1.5%
Canadian County Independent School District No. 69, Mustang Schools Project
Series 2024A, GO, 4.00%, 6/1/2027	1,555	1,571
Series 2026A, GO, 4.00%, 6/1/2028	1,000	1,023
Series 2026A, GO, 4.00%, 6/1/2029	4,810	4,947
Series 2026A, GO, 4.00%, 6/1/2031	3,820	3,959
City of Oklahoma City
Series 2016, GO, 5.00%, 3/1/2027	1,000	1,012
Series 2025, GO, 5.00%, 3/1/2027	2,600	2,632
Series 2025, GO, 5.00%, 3/1/2028	1,470	1,523
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,300	1,350
Garfield County Educational Facilities Authority, Enid Public Schools Project Series 2026, Rev., 5.00%, 9/1/2027 (f)	1,240	1,262
Grand River Dam Authority
Series 2016A, Rev., 5.00%, 6/1/2027	60	60
Series 2016A, Rev., 5.00%, 6/1/2029	30	30
Oklahoma City Public Property Authority, Sales Tax Series 2026, Rev., 5.00%, 6/1/2029	3,500	3,703
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued
Oklahoma County Independent School District No. 52 Midwest City-Del City
Series 2026, GO, 5.00%, 7/1/2028	2,000	2,083
Series 2026, GO, 4.00%, 7/1/2029	5,920	6,100
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	65	66
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project Series 2021, Rev., 4.00%, 12/1/2026	250	251
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2028	2,800	2,858
Tulsa County Independent School District No. 4 Bixby Series 2025, GO, 5.00%, 6/1/2027	5,400	5,489
Total Oklahoma		39,919
Oregon — 0.2%
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500	1,527
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	3,400	3,475
State of Oregon, Department of Transportation, Senior Lien Series A, Rev., 5.00%, 11/15/2026	225	226
Tri-County Metropolitan Transportation District of Oregon Series 2018A, Rev., 5.00%, 10/1/2029	100	103
Total Oregon		5,331
Other — 0.4%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 3.16%, 9/10/2026 (c) (e)	11,000	10,960
Pennsylvania — 3.9%
Allegheny County Higher Education Building Authority, Robert Morris University Series 2017, Rev., 5.00%, 10/15/2027 (b)	570	584
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	77
City of Philadelphia Series 2019B, GO, 5.00%, 2/1/2028	40	41
City of Philadelphia Water and Wastewater
Series 2017, GO, A.G., 5.00%, 8/1/2027	55	56
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	60	61
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	300
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	365	371
Series 2020A, Rev., 5.00%, 6/1/2027	20	20
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2027	1,000	1,017
Series 2018, Rev., 5.00%, 6/1/2028	1,825	1,892
Series 2018, Rev., 5.00%, 6/1/2029	3,550	3,678
Series 2018, Rev., 5.00%, 6/1/2030	2,200	2,277
Commonwealth of Pennsylvania
Series 1ST, GO, 5.00%, 9/15/2026	855	856
Series 2018A, COP, 5.00%, 7/1/2027	405	413
Series 2016, GO, 5.00%, 9/15/2027	775	777
Series 2025A, GO, 5.00%, 8/15/2028	11,000	11,481
Series 2025B, GO, 5.00%, 8/15/2028	3,750	3,914
County of Dauphin
Series 2020A, GO, 5.00%, 11/15/2026 (b)	110	111
Series 2020A, GO, 5.00%, 11/15/2027 (b)	25	26
County of Indiana Series 2021, GO, 3.00%, 12/15/2026	435	435
County of Luzerne
Series 2025, GO, A.G., 5.00%, 6/15/2027	1,000	1,019
Series 2025, GO, A.G., 5.00%, 6/15/2028	1,900	1,979
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project Series 2016, Rev., 5.00%, 1/1/2028	840	841
Delaware County Authority, Cabrini University Series 2017, Rev., 5.00%, 7/1/2027 (b)	1,640	1,668
Delaware Valley Regional Finance Authority, Local Government Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,240	1,299
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (d)	8,700	8,710
Series 2017A-2, Rev., 5.00%, 2/15/2029	675	682
Series 2020C, Rev., 5.00%, 4/1/2030 (d)	1,000	1,050
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	1,600	1,685
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026	65	65
Series 2016, Rev., 5.00%, 3/15/2027	55	55
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Series 2013, Rev., AMT, 3.00%, 11/2/2026 (d)	2,000	2,000
Series 2017A, Rev., AMT, 3.25%, 8/2/2027 (d)	5,000	5,000
Pennsylvania Higher Educational Facilities Authority Series 2017AU-2, Rev., 5.00%, 6/15/2027 (b)	15	15
Pennsylvania Higher Educational Facilities Authority, State System Higher Education Series 2017AU-2, Rev., 5.00%, 6/15/2027	35	36
Pennsylvania State University (The) Series B, Rev., 5.00%, 9/17/2026	40	40
Pennsylvania Turnpike Commission
Series 2020, Rev., VRDO, LOC : TD Bank NA, 2.28%, 9/10/2026 (d)	35,000	35,000
Series 2020B, Rev., 5.00%, 12/1/2026	400	402
Series 2021C, Rev., 5.00%, 12/1/2026	100	101
Series A-2, Rev., 5.00%, 12/1/2026	25	25
Series 2019A, Rev., 4.00%, 12/1/2027	265	270
Series 2016A-3, Rev., 5.00%, 12/1/2027	1,355	1,362
Series 2017, Rev., 5.00%, 12/1/2029	50	51
Pennsylvania Turnpike Commission Oil Franchise Tax Series B, Rev., 5.00%, 12/1/2028	485	488
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2016, Rev., 5.00%, 12/1/2026	45	45
Pennsylvania Turnpike Commission, Subordinate Series 2026-1, Rev., 5.00%, 6/1/2027	1,400	1,425
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2028	200	209
Series 2019, Rev., 5.00%, 10/1/2029	75	80
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2026	30	30
Series 14TH, Rev., 5.00%, 10/1/2028	300	301
Series 14TH, Rev., 5.00%, 10/1/2029	325	326
Pottsville Hospital Authority Series 2016B, Rev., 5.00%, 1/1/2027 (b)	250	252
School District of Philadelphia (The)
Series 2019B, GO, 5.00%, 9/1/2026	1,000	1,000
Series F, GO, 5.00%, 9/1/2026	5,000	5,000
Series 2026A, GO, 5.00%, 9/1/2027	1,200	1,226
Series 2019A, GO, 5.00%, 9/1/2028	70	73
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	43

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 6/1/2027	80	81
Series 2017, Rev., 5.00%, 6/1/2029	300	305
Township of East Coventry Series 2021, GO, 3.00%, 12/1/2026	275	275
Total Pennsylvania		102,858
Rhode Island — 0.7%
Bristol Warren Regional School District Series 2026 - 2, GO, BAN, 4.00%, 6/2/2027	10,000	10,083
Rhode Island Commerce Corp., Department of Transportation Series 2020A, Rev., 5.00%, 5/15/2028	280	290
Town of North Kingstown Series 2026, GO, BAN, 4.00%, 6/24/2027	7,800	7,888
Total Rhode Island		18,261
South Carolina — 1.2%
County Square Redevelopment Corp., Greenville South Carolina Project Series 2025, Rev., 5.00%, 4/1/2030	5,900	6,347
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (d)	2,000	2,123
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (d) (e)	2,500	2,500
South Carolina Public Service Authority Series 2016A, Rev., 5.00%, 12/1/2031	590	591
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	2,500	2,575
South Carolina State Housing Finance and Development Authority
Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2028	1,055	1,100
Series 2026A, Rev., GNMA / FNMA / FHLMC, 6.00%, 7/1/2028	1,085	1,147
Spartanburg County School District No. 7 Series 2025, GO, BAN, SCSDE, 4.00%, 10/15/2026	16,000	16,025
Total South Carolina		32,408
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017A, Rev., 5.00%, 11/15/2026	130	131
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — 0.6%
City of Chattanooga Electric Series 2025, Rev., 5.00%, 9/1/2028	6,000	6,282
City of Memphis Memphis Light Gas and Water Division Electric System Series 2024, Rev., 5.00%, 12/1/2026	105	106
County of Wilson Series 2018, GO, 5.00%, 4/1/2027	30	30
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	3,562	3,817
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (d)	1,000	1,008
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2023A, Rev., 5.00%, 7/1/2028	25	26
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (d)	1,655	1,767
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (d)	2,000	2,107
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	351
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series A, Rev., 5.00%, 11/1/2026	65	65
Total Tennessee		15,559
Texas — 8.1%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	26
Alamo Community College District, Maintenance Tax
Series 2022, GO, 5.00%, 2/15/2027	75	76
Series 2022, GO, 5.00%, 2/15/2028	900	931
Aldine Independent School District, Limited Tax Series 2017A, GO, PSF-GTD, 5.00%, 2/15/2027	35	35
Alvin Independent School District Series 2026, GO, PSF-GTD, 5.00%, 2/15/2027	40	40
Arlington Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2027	1,875	1,895
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Austin Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	36
Board of Regents of the University of Texas System, Financing System Series 2021A, Rev., 5.00%, 8/15/2027	95	97
Burleson Independent School District Series 2025, GO, PSF-GTD, 5.00%, 8/1/2027	2,375	2,427
City of Austin Airport System Series 2017A, Rev., 5.00%, 11/15/2028	50	50
City of Austin Water and Wastewater System
Series 2016, Rev., 5.00%, 11/15/2026 (b)	155	156
Series 2021, Rev., 5.00%, 11/15/2026 (b)	25	25
Series 2021, Rev., 5.00%, 11/15/2026	275	276
Series 2022, Rev., 5.00%, 11/15/2026	325	327
Series 2017, Rev., 5.00%, 11/15/2027 (b)	15	15
Series 2017, Rev., 5.00%, 11/15/2028	265	272
Series 2024, Rev., 5.00%, 11/15/2028	1,000	1,049
City of Bedford Series 2018, GO, 5.00%, 2/1/2027	1,000	1,009
City of Corpus Christi Series 2025A, GO, 5.00%, 3/1/2030	1,280	1,361
City of Dallas Series 2024B, GO, 5.00%, 2/15/2027	4,000	4,044
City of Denton Utility System Series 2017, Rev., 5.00%, 12/1/2026	350	352
City of Fort Worth
Series 2025, GO, 5.00%, 3/1/2027	1,000	1,012
Series 2025, GO, 5.00%, 3/1/2029	3,000	3,155
City of Fort Worth Water and Sewer System Series 2020A, Rev., 5.00%, 2/15/2027	165	167
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	76
City of Georgetown Utilities System Series 2022, Rev., A.G., 5.00%, 8/15/2027	70	72
City of Georgetown, Combination Tax Series 2026, GO, 5.00%, 8/15/2031	1,730	1,886
City of Houston Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2027	65	66
Series 2020B, Rev., 5.00%, 7/1/2027	25	26
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	30	31
Series 2018B, Rev., 5.00%, 7/1/2030	85	88
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2027	1,250	1,265
Series 2025B, Rev., AMT, 5.25%, 7/15/2028	1,000	1,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Houston Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
Series 2015D, Rev., 5.00%, 11/15/2027	1,015	1,017
Series 2021A, Rev., 5.00%, 11/15/2027	25	26
City of Houston, Combined Utility System, First Lien Series 2024A, Rev., 5.00%, 11/15/2026	1,025	1,030
City of Houston, Public Improvement
Series 2019A, GO, 5.00%, 3/1/2027	125	127
Series 2017A, GO, 5.00%, 3/1/2028	265	268
Series 2023A, GO, 5.00%, 3/1/2029	40	42
Series 2025, GO, 5.00%, 3/1/2031	3,685	3,983
City of Lubbock Series 2026, GO, 5.00%, 2/15/2027	3,245	3,281
City of Lubbock Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2027	480	487
Series 2021, Rev., 5.00%, 4/15/2028	50	52
City of Plano Waterworks and Sewer System Series 2026, Rev., 5.00%, 5/1/2029	1,190	1,255
City of San Antonio Series 2024, GO, 5.00%, 2/1/2027	2,120	2,142
City of San Antonio Electric and Gas Systems
Series 2016, Rev., 5.00%, 9/21/2026	3,280	3,284
Series 2019, Rev., 4.00%, 2/1/2027	25	25
Series 2018, Rev., 5.00%, 2/1/2027	505	510
Series 2023C, Rev., 5.00%, 2/1/2027	25	25
Series 2025B, Rev., 5.00%, 2/1/2027	2,175	2,196
City of San Antonio, Combination Tax Series 2024, GO, 5.00%, 2/1/2029	1,125	1,184
City of San Antonio, General Improvement Series 2019, GO, 5.00%, 8/1/2027	145	148
Comal Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/1/2027	2,000	2,021
County of Bastrop, Combination Tax Series 2024, GO, 5.00%, 8/1/2029	985	1,045
County of Bexar, Limited Tax Series 2017, GO, 5.00%, 6/15/2027	2,000	2,004
County of Collin Series 2025, GO, 5.00%, 2/15/2027	155	157
County of Denton Series 2026, GO, 5.00%, 7/15/2030	1,645	1,774
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	90
Series A, GO, 5.00%, 3/1/2028	95	95
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	45

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029	865	918
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	120	123
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	80	80
Series 2016A, Rev., 5.00%, 8/15/2029	1,145	1,147
County of Hays Series 2017, GO, 5.00%, 2/15/2028	25	25
County of Montgomery Series 2025A, GO, 5.00%, 3/1/2028	3,600	3,727
County of Travis Series 2026, GO, 5.00%, 3/1/2028	2,000	2,073
Cypress-Fairbanks Independent School District Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2028	40	41
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 5.00%, 2/15/2028	3,350	3,469
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2019, Rev., 5.00%, 12/1/2026	105	106
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	300	309
Dallas Fort Worth International Airport
Series 2021B, Rev., 5.00%, 11/1/2026	35	35
Series 2020A, Rev., 5.00%, 11/1/2027	65	67
Series 2020B, Rev., 5.00%, 11/1/2027	25	26
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,027
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,309
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2029	3,000	3,162
Florence Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	3,495	3,516
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-3, Rev., 5.00%, 9/1/2026 (d)	2,345	2,369
Series 2019A, Rev., 5.00%, 12/1/2027	20	21
Series 2024C, Rev., 5.00%, 7/1/2029 (d)	5,250	5,510
Harris County Cultural Education Facilities Finance Corp., Teco Project Series 2017, Rev., 5.00%, 11/15/2026	25	25
Harris County Flood Control District Series 2017A, Rev., 5.00%, 10/1/2027	1,000	1,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Highland Park Independent School District Series 2024, GO, 5.00%, 2/15/2027	265	268
Houston Independent School District, Limited Tax
Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,250	4,297
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2027	2,500	2,528
Series 2026, GO, PSF-GTD, 5.00%, 2/15/2028	2,250	2,328
Irving Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2027	2,850	2,881
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	2,000	2,108
Lake Travis Independent School District Series 2019, GO, PSF-GTD, 5.00%, 2/15/2028	2,000	2,065
Lewisville Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 8/15/2027	2,000	2,045
Series 2025, GO, PSF-GTD, 5.00%, 8/15/2028	2,250	2,351
Series 2025, GO, PSF-GTD, 5.00%, 8/15/2029	1,750	1,860
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2019, Rev., 5.00%, 5/15/2027	245	249
Series 2021, Rev., 5.00%, 5/15/2027	75	76
Series 2022, Rev., 5.00%, 5/15/2027	85	86
Series 2023, Rev., A.G., 5.00%, 5/15/2027	20	20
Series 2023A, Rev., A.G., 5.00%, 5/15/2027	60	61
Series 2019, Rev., 5.00%, 5/15/2028	80	83
Series 2022, Rev., 5.00%, 5/15/2028	275	285
Series 2023, Rev., A.G., 5.00%, 5/15/2028	20	21
Lytle Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 4.00%, 2/15/2028	255	260
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2026, Rev., 5.00%, 11/1/2028	3,000	3,145
Series 2018, Rev., 5.00%, 11/1/2029	1,000	1,046
Midlothian Independent School District, Unlimited Tax Series 2020, GO, PSF-GTD, 5.00%, 2/15/2027	1,950	1,972
Mission Economic Development Corp., Waste Management, Inc., Project Series 2020A, Rev., AMT, VRDO, 2.85%, 12/1/2026 (d)	2,800	2,800
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029	1,750	1,782
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	75	76
Series 2016, Rev., 5.00%, 12/15/2028	530	533
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2016, Rev., 5.00%, 12/15/2029	190	191
North Texas Tollway Authority, Second Tier
Series 2019B, Rev., 5.00%, 1/1/2027	75	76
Series 2019B, Rev., 5.00%, 1/1/2029	215	226
Permanent University Fund - Texas A&M University System Series 2017A, Rev., 5.00%, 7/1/2027	80	82
Plano Independent School District, Unlimited Tax
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2027	3,500	3,538
Series 2025, GO, PSF-GTD, 5.00%, 2/15/2029	1,800	1,900
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	20	21
San Jacinto Community College District, Limited Tax
Series 2026, GO, 5.00%, 2/15/2029	1,900	1,999
Series 2026, GO, 5.00%, 2/15/2030	1,800	1,923
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016A, Rev., 5.00%, 10/1/2026	325	326
Spring Branch Independent School District Series 2025, GO, PSF-GTD, 5.00%, 2/1/2027	50	50
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2029	500	531
State of Texas Series 2025, GO, 5.00%, 10/1/2026	750	752
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	1,500	1,501
State of Texas, Public Finance Authority Series 2017A, GO, 5.00%, 10/1/2027	1,500	1,540
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	2,585	2,654
Series 2024, GO, 5.00%, 10/1/2028	4,000	4,192
Series 2024, GO, 5.00%, 10/1/2030	1,200	1,299
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.35%, 9/10/2026 (d)	8,765	8,765
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.35%, 9/10/2026 (d)	4,045	4,045
State of Texas, Water Financial Assistance Series 2021B, GO, 4.00%, 8/1/2029	410	410
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project
Series 2026F, Rev., 5.00%, 5/1/2030 (d)	3,055	3,240
Series 2022F, Rev., 5.00%, 11/15/2030 (d)	1,100	1,167
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (d)	9,835	10,398
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/1/2026 (d)	15,000	15,000
Tarrant Regional Water District Water Supply System
Series 2026, Rev., 5.00%, 3/1/2028	5,000	5,176
Series 2026, Rev., 5.00%, 3/1/2030	2,500	2,678
Texas Department of Transportation State Highway Fund Series 2016-A, Rev., 5.00%, 10/1/2026	130	130
Texas Department of Transportation State Highway Fund, First Tier Series 2015, Rev., 5.00%, 10/1/2026	130	130
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	3,325	3,330
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (d)	12,260	12,811
Texas Public Finance Authority Series 2019, Rev., 5.00%, 2/1/2027	25	25
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	385	401
Texas State University System
Series 2026A, Rev., 5.00%, 3/15/2027	1,200	1,215
Series 2026A, Rev., 5.00%, 3/15/2028	2,000	2,069
Texas Transportation Commission Series 2026, GO, 5.00%, 4/1/2028	1,800	1,871
Tomball Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028 (b)	600	620
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	25	26
University of Houston Series 2016A, Rev., 4.00%, 2/15/2027	25	25
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	47

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
University of North Texas System Series 2017A, Rev., 5.00%, 4/15/2028	200	203
Wylie Independent School District, Unlimited Tax Series B, GO, PSF-GTD, Zero Coupon, 9/21/2026	2,000	811
Total Texas		214,474
Utah — 0.1%
City of Salt Lake City Series 2021A, Rev., AMT, 5.00%, 7/1/2031	1,710	1,840
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	198
Total Utah		2,038
Virginia — 1.6%
City of Richmond Public Utility Series 2026B, Rev., 5.00%, 1/15/2028	6,000	6,192
City of Richmond, Public Improvement Series 2017D, GO, 5.00%, 3/1/2027	30	30
Fairfax County Economic Development Authority, Route 28 Project Series 2022A, Rev., 5.00%, 4/1/2027	4,220	4,281
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 2.31%, 9/10/2026 (d)	22,000	22,000
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (d)	1,000	992
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2020A, Rev., 5.00%, 2/1/2027	150	152
Series 2017A, Rev., 5.00%, 9/1/2027	50	51
Series 2023A, Rev., 5.00%, 2/1/2028	50	52
Virginia Commonwealth Transportation Board, Federal Transportation
Series 2017, Rev., GAN, 5.00%, 9/15/2026	20	20
Series 2017, Rev., GAN, 5.00%, 3/15/2027	90	91
Series 2017, Rev., GAN, 5.00%, 9/15/2028	750	769
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027	830	841
Series 2020B, Rev., 5.00%, 8/1/2027	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Winchester Economic Development Authority, Valley Health System Obligated Group Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 3.00%, 9/1/2026 (d)	5,000	5,000
Wise County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (d)	1,300	1,308
Total Virginia		41,804
Washington — 1.6%
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2027	1,600	1,612
County of King Sewer Series 2025A, Rev., 5.00%, 7/1/2027	1,600	1,633
County of King, Limited Tax Series 2025B, GO, 5.00%, 6/1/2028	3,075	3,205
Energy Northwest, Columbia Generating Station
Series 2026A, Rev., 5.00%, 7/1/2028	2,280	2,377
Series 2025A, Rev., 5.00%, 7/1/2029	2,400	2,549
Energy Northwest, Project 1
Series 2017A, Rev., 5.00%, 7/1/2027	275	280
Series 2020A, Rev., 5.00%, 7/1/2027	85	87
Series 2024B, Rev., 5.00%, 7/1/2027	1,000	1,020
Series 2025A, Rev., 5.00%, 7/1/2027	1,810	1,846
Series 2025A, Rev., 5.00%, 7/1/2028	2,500	2,606
Energy Northwest, Project 3 Electric
Series 2026A, Rev., 5.00%, 7/1/2027	7,500	7,649
Series 2024B, Rev., 5.00%, 7/1/2028	130	136
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2027	45	46
Port of Seattle, Intermediate Lien
Series A, Rev., 5.00%, 5/1/2027	45	46
Series 2022A, Rev., 5.00%, 8/1/2027	250	255
Series 2022A, Rev., 5.00%, 8/1/2028	145	151
State of Washington
Series R-2022B, GO, 5.00%, 2/1/2029	2,745	2,895
Series 2024A, GO, 5.00%, 8/1/2029	1,000	1,064
State of Washington Motor Vehicle Fuel Tax
Series R-2021A, GO, 5.00%, 6/1/2027	125	127
Series R-2026B, GO, 5.00%, 7/1/2027	4,000	4,083
Series R-2026D, GO, 5.00%, 8/1/2027	3,805	3,891
State of Washington, Various Purpose
Series 2020C, GO, 5.00%, 2/1/2027	55	56
Series 2021C, GO, 5.00%, 2/1/2027	30	30
Series 2024C, GO, 5.00%, 2/1/2027	1,320	1,334
Series 2018A, GO, 5.00%, 8/1/2027	40	41
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	August 31, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Series 2020A, GO, 5.00%, 8/1/2027	85	87
Series R-2018D, GO, 5.00%, 8/1/2027	135	138
Washington Health Care Facilities Authority, Yakima Valley Memorial Hospital Association Series 2016, Rev., 5.00%, 12/1/2026 (b)	1,705	1,714
Total Washington		40,958
West Virginia — 0.4%
West Virginia Commissioner of Highways, Surface Transportation Improvements
Series 2017A, Rev., 5.00%, 9/1/2027	120	123
Series 2017A, Rev., 5.00%, 9/1/2028	375	383
Series 2017A, Rev., 5.00%, 9/1/2029	30	31
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025B-1, Rev., AMT, VRDO, 2.50%, 9/10/2026 (d)	9,100	9,100
Total West Virginia		9,637
Wisconsin — 2.5%
County of Dane Series 2023A, GO, 5.00%, 6/1/2027	405	412
PMA Levy and Aid Anticipation Notes Program Series 2025B, Rev., 5.00%, 9/24/2026	3,000	3,004
Public Finance Authority Series 2021C, Rev., 4.00%, 10/1/2030 (b) (d)	1,970	2,044
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (d)	1,000	1,018
Public Finance Authority, Waste Management, Inc. Project Series 2017A-3, Rev., AMT, 3.00%, 11/2/2026 (d)	2,000	2,000
State of Wisconsin
Series 2017-2, GO, 5.00%, 11/1/2026	1,505	1,511
Series 2019A, Rev., 5.00%, 5/1/2027 (b)	35	36
Series 2021-2, GO, 5.00%, 5/1/2027	1,665	1,693
Series 2025-2, GO, 5.00%, 5/1/2027	2,000	2,034
Series 2025-2, GO, 5.00%, 5/1/2029	1,000	1,060
Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,077
Stevens Point Area Public School District Series 2019, GO, 3.50%, 4/1/2027 (b)	1,000	1,005
Wisconsin Department of Transportation
Series 2025-1, Rev., 5.00%, 7/1/2029	2,000	2,125
Series 2025 1, Rev., 5.00%, 7/1/2030	1,000	1,079
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C-4, Rev., 5.00%, 6/22/2029 (d)	2,700	2,834
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016A, Rev., 5.00%, 11/15/2027	515	516
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2026	410	410
Series 2016A, Rev., 5.00%, 11/15/2028	595	599
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 2.95%, 9/1/2026 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Froedtert Thedacare Health Series 2025D, Rev., VRDO, 2.15%, 9/10/2026 (d)	20,000	20,000
Total Wisconsin		64,457
Total Municipal Bonds (Cost $2,399,518)		2,399,745
	SHARES (000)
Short-Term Investments — 7.7%
Investment Companies — 6.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (g) (h) (Cost $176,779)	176,755	176,790
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills, 3.61%, 9/10/2026 (i) (Cost $25,777)	25,800	25,777
Total Short-Term Investments (Cost $202,556)		202,567
Total Investments — 98.8% (Cost $2,602,074)		2,602,312
Other Assets in Excess of Liabilities — 1.2%		31,630
NET ASSETS — 100.0%		2,633,942

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	49

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2026 (Unaudited) (continued)
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2026.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2026.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2026.
(i)	The rate shown is the effective yield as of August 31, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	August 31, 2026

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$776,965	$795,060	$2,425,522
Investments in affiliates, at value	24,548	39,816	176,790
Cash	—	—	— (a)
Deposits at broker for futures contracts	344	484	—
Receivables:
Investment securities sold — delayed delivery securities	552	160	—
Fund shares sold	1,209	214	4,700
Interest from non-affiliates	9,386	8,653	29,893
Dividends from affiliates	25	73	209
Due from adviser	—	—	12
Total Assets	813,029	844,460	2,637,126
LIABILITIES:
Payables:
Due to custodian	38	82	—
Investment securities purchased — delayed delivery securities	1,336	4,376	1,262
Fund shares redeemed	190	399	1,209
Variation margin on futures contracts	10	20	—
Accrued liabilities:
Investment advisory fees	109	214	—
Administration fees	7	52	—
Distribution fees	24	58	26
Service fees	41	16	358
Custodian and accounting fees	24	22	69
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	14	57	260
Total Liabilities	1,793	5,296	3,184
Net Assets	$811,236	$839,164	$2,633,942

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	51

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2026 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$876,749	$922,033	$2,675,363
Total distributable earnings (loss)	(65,513)	(82,869)	(41,421)
Total Net Assets	$811,236	$839,164	$2,633,942
Net Assets:
Class A	$108,095	$255,314	$121,495
Class C	1,305	4,058	—
Class I	388,762	277,361	2,512,447
Class R6	313,074	302,431	—
Total	$811,236	$839,164	$2,633,942
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,708	24,262	12,136
Class C	128	390	—
Class I	38,263	26,498	251,273
Class R6	30,830	28,893	—
Net Asset Value (a):
Class A — Redemption price per share	$10.09	$10.52	$10.01
Class C — Offering price per share (b)	10.21	10.42	—
Class I — Offering and redemption price per share	10.16	10.47	10.00
Class R6 — Offering and redemption price per share	10.15	10.47	—
Class A maximum sales charge	2.25%	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.32	$10.93	$—
Cost of investments in non-affiliates	$775,604	$796,270	$2,425,295
Cost of investments in affiliates	24,547	39,812	176,779

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	August 31, 2026

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited)
(Amounts in thousands)

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$13,323	$18,231	$33,006
Interest income from affiliates	—	—	1
Dividend income from affiliates	358	429	3,134
Total investment income	13,681	18,660	36,141
EXPENSES:
Investment advisory fees	1,068	1,306	1,947
Administration fees	320	326	974
Distribution fees:
Class A	138	330	173
Class C	5	17	—
Service fees:
Class A	138	330	173
Class C	2	6	—
Class I	534	351	3,072
Custodian and accounting fees	45	40	119
Interest expense to affiliates	1	— (a)	6
Professional fees	35	39	38
Trustees’ and Chief Compliance Officer’s fees	14	14	15
Printing and mailing costs	16	19	15
Registration and filing fees	50	44	33
Transfer agency fees (See Note 2.J.)	6	10	9
Other	8	9	15
Total expenses	2,380	2,841	6,589
Less fees waived	(1,154)	(674)	(4,270)
Net expenses	1,226	2,167	2,319
Net investment income (loss)	12,455	16,493	33,822

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	53

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2026 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(848)	$(2,505)	$(506)
Investments in affiliates	2	1	15
Options purchased	—	(207)	—
Futures contracts	(792)	(743)	(444)
Options written	—	124	—
Swaps	(130)	(265)	—
Net realized gain (loss)	(1,768)	(3,595)	(935)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(13,178)	(27,114)	(10,067)
Investments in affiliates	— (a)	1	4
Options purchased	—	(145)	—
Futures contracts	(84)	(171)	—
Options written	—	83	—
Change in net unrealized appreciation/depreciation	(13,262)	(27,346)	(10,063)
Net realized/unrealized gains (losses)	(15,030)	(30,941)	(10,998)
Change in net assets resulting from operations	$(2,575)	$(14,448)	$22,824

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	August 31, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,455	$24,048	$16,493	$30,034
Net realized gain (loss)	(1,768)	(157)	(3,595)	(8,570)
Change in net unrealized appreciation/depreciation	(13,262)	11,307	(27,346)	12,646
Change in net assets resulting from operations	(2,575)	35,198	(14,448)	34,110
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,423)	(2,664)	(4,841)	(8,978)
Class C	(14)	(30)	(68)	(194)
Class I	(6,374)	(11,574)	(5,474)	(10,175)
Class R6	(4,834)	(9,792)	(6,322)	(10,581)
Total distributions to shareholders	(12,645)	(24,060)	(16,705)	(29,928)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(9,357)	30,227	18,150	169,021
NET ASSETS:
Change in net assets	(24,577)	41,365	(13,003)	173,203
Beginning of period	835,813	794,448	852,167	678,964
End of period	$811,236	$835,813	$839,164	$852,167
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$33,822	$65,871
Net realized gain (loss)	(935)	(252)
Change in net unrealized appreciation/depreciation	(10,063)	8,346
Change in net assets resulting from operations	22,824	73,965
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,648)	(4,735)
Class I	(32,235)	(61,006)
Total distributions to shareholders	(33,883)	(65,741)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	101,467	353,737
NET ASSETS:
Change in net assets	90,408	361,961
Beginning of period	2,543,534	2,181,573
End of period	$2,633,942	$2,543,534
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	August 31, 2026

	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,738	$50,951	$24,432	$75,388
Distributions reinvested	1,417	2,652	4,811	8,893
Cost of shares redeemed	(14,118)	(26,443)	(27,368)	(68,509)
Change in net assets resulting from Class A capital transactions	(2,963)	27,160	1,875	15,772
Class C
Proceeds from shares issued	172	787	369	2,893
Distributions reinvested	14	30	68	194
Cost of shares redeemed	(291)	(729)	(1,376)	(5,151)
Change in net assets resulting from Class C capital transactions	(105)	88	(939)	(2,064)
Class I
Proceeds from shares issued	112,418	154,677	37,323	89,668
Distributions reinvested	6,337	11,506	5,398	10,020
Cost of shares redeemed	(125,147)	(160,869)	(28,999)	(90,728)
Change in net assets resulting from Class I capital transactions	(6,392)	5,314	13,722	8,960
Class R6
Proceeds from shares issued	28,519	47,510	49,717	168,840
Distributions reinvested	4,809	9,694	6,320	10,575
Cost of shares redeemed	(33,225)	(59,539)	(52,545)	(33,062)
Change in net assets resulting from Class R6 capital transactions	103	(2,335)	3,492	146,353
Total change in net assets resulting from capital transactions	$(9,357)	$30,227	$18,150	$169,021
SHARE TRANSACTIONS:
Class A
Issued	959	5,027	2,280	7,061
Reinvested	140	261	451	832
Redeemed	(1,391)	(2,607)	(2,555)	(6,405)
Change in Class A Shares	(292)	2,681	176	1,488
Class C
Issued	17	76	35	276
Reinvested	1	3	6	18
Redeemed	(28)	(70)	(130)	(486)
Change in Class C Shares	(10)	9	(89)	(192)
Class I
Issued	11,004	15,116	3,500	8,446
Reinvested	622	1,125	509	943
Redeemed	(12,259)	(15,726)	(2,726)	(8,561)
Change in Class I Shares	(633)	515	1,283	828
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Short-Intermediate Municipal Bond Fund		JPMorgan Tax Free Bond Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
SHARE TRANSACTIONS: (continued)
Class R6
Issued	2,790	4,647	4,695	15,776
Reinvested	472	949	596	994
Redeemed	(3,253)	(5,820)	(4,963)	(3,115)
Change in Class R6 Shares	9	(224)	328	13,655
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	August 31, 2026

	JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,137	$41,662
Distributions reinvested	1,553	4,533
Cost of shares redeemed	(36,382)	(103,079)
Change in net assets resulting from Class A capital transactions	(30,692)	(56,884)
Class I
Proceeds from shares issued	737,284	1,481,577
Distributions reinvested	32,181	60,928
Cost of shares redeemed	(637,306)	(1,131,884)
Change in net assets resulting from Class I capital transactions	132,159	410,621
Total change in net assets resulting from capital transactions	$101,467	$353,737
SHARE TRANSACTIONS:
Class A
Issued	412	4,163
Reinvested	155	452
Redeemed	(3,629)	(10,276)
Change in Class A Shares	(3,062)	(5,661)
Class I
Issued	73,604	147,779
Reinvested	3,217	6,084
Redeemed	(63,622)	(112,892)
Change in Class I Shares	13,199	40,971
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$10.28	$0.13	$(0.19)	$(0.06)	$(0.13)
Year Ended February 28, 2026	10.15	0.26	0.13	0.39	(0.26)
Year Ended February 28, 2025	10.12	0.26	0.03	0.29	(0.26)
Year Ended February 29, 2024	10.02	0.20	0.11	0.31	(0.21)
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)
Class C
Six Months Ended August 31, 2026 (Unaudited)	10.40	0.10	(0.18)	(0.08)	(0.11)
Year Ended February 28, 2026	10.26	0.21	0.14	0.35	(0.21)
Year Ended February 28, 2025	10.22	0.21	0.03	0.24	(0.20)
Year Ended February 29, 2024	10.12	0.15	0.10	0.25	(0.15)
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)
Class I
Six Months Ended August 31, 2026 (Unaudited)	10.35	0.15	(0.18)	(0.03)	(0.16)
Year Ended February 28, 2026	10.21	0.31	0.14	0.45	(0.31)
Year Ended February 28, 2025	10.18	0.30	0.03	0.33	(0.30)
Year Ended February 29, 2024	10.08	0.24	0.11	0.35	(0.25)
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	10.34	0.15	(0.18)	(0.03)	(0.16)
Year Ended February 28, 2026	10.21	0.31	0.14	0.45	(0.32)
Year Ended February 28, 2025	10.18	0.31	0.03	0.34	(0.31)
Year Ended February 29, 2024	10.08	0.25	0.11	0.36	(0.26)
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.09	(0.56)%	$108,095	0.70%	2.51%	0.87%	17%
10.28	3.95	113,098	0.69	2.57	0.86	33
10.15	2.88	84,416	0.69	2.53	0.87	51
10.12	3.08	86,007	0.70	1.98	0.87	44
10.02	(2.86)	95,647	0.70	1.36	0.87	8
10.46	(1.96)	93,976	0.70	1.02	0.85	21

10.21	(0.81)	1,305	1.20	2.01	1.42	17
10.40	3.48	1,437	1.19	2.07	1.41	33
10.26	2.42	1,326	1.19	2.02	1.40	51
10.22	2.52	2,020	1.20	1.47	1.39	44
10.12	(3.34)	2,590	1.20	0.85	1.37	8
10.56	(2.45)	3,473	1.20	0.52	1.36	21

10.16	(0.33)	388,762	0.25	2.96	0.62	17
10.35	4.49	402,502	0.24	3.03	0.61	33
10.21	3.33	391,871	0.24	2.98	0.62	51
10.18	3.53	357,230	0.25	2.42	0.62	44
10.08	(2.41)	472,108	0.25	1.79	0.61	8
10.52	(1.51)	823,600	0.25	1.47	0.60	21

10.15	(0.31)	313,074	0.20	3.01	0.37	17
10.34	4.44	318,776	0.19	3.08	0.36	33
10.21	3.38	316,835	0.19	3.02	0.37	51
10.18	3.58	370,141	0.20	2.46	0.37	44
10.08	(2.36)	508,403	0.20	1.85	0.37	8
10.52	(1.37)	632,795	0.20	1.52	0.35	21

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$10.92	$0.20	$(0.40)	$(0.20)	$(0.20)
Year Ended February 28, 2026	10.89	0.39	0.02	0.41	(0.38)
Year Ended February 28, 2025	10.90	0.38	(0.01)	0.37	(0.38)
Year Ended February 29, 2024	10.70	0.38	0.19	0.57	(0.37)
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)
Class C
Six Months Ended August 31, 2026 (Unaudited)	10.81	0.16	(0.38)	(0.22)	(0.17)
Year Ended February 28, 2026	10.78	0.32	0.03	0.35	(0.32)
Year Ended February 28, 2025	10.80	0.31	(0.01)	0.30	(0.32)
Year Ended February 29, 2024	10.60	0.31	0.20	0.51	(0.31)
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)
Class I
Six Months Ended August 31, 2026 (Unaudited)	10.86	0.21	(0.39)	(0.18)	(0.21)
Year Ended February 28, 2026	10.83	0.41	0.03	0.44	(0.41)
Year Ended February 28, 2025	10.85	0.40	(0.02)	0.38	(0.40)
Year Ended February 29, 2024	10.65	0.40	0.19	0.59	(0.39)
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)
Class R6
Six Months Ended August 31, 2026 (Unaudited)	10.86	0.21	(0.39)	(0.18)	(0.21)
Year Ended February 28, 2026	10.83	0.42	0.02	0.44	(0.41)
Year Ended February 28, 2025	10.84	0.40	—(f )	0.40	(0.41)
Year Ended February 29, 2024	10.64	0.40	0.20	0.60	(0.40)
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	August 31, 2026

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.52	(1.86)%	$255,314	0.67%	3.62%	0.92%	27%
10.92	3.93	262,952	0.67	3.63	0.93	54
10.89	3.46	246,032	0.66	3.46	0.93	71
10.90	5.44	248,803	0.66	3.50	0.94	55
10.70	(9.24)	254,468	0.67	2.99	0.95	42
12.15	(0.40)	330,640	0.67	2.12	0.94	16

10.42	(2.08)	4,058	1.25	3.05	1.43	27
10.81	3.36	5,171	1.25	3.05	1.44	54
10.78	2.80	7,242	1.24	2.88	1.44	71
10.80	4.88	7,752	1.25	2.92	1.45	55
10.60	(9.78)	8,546	1.25	2.39	1.45	42
12.04	(0.99)	12,535	1.25	1.54	1.44	16

10.47	(1.67)	277,361	0.45	3.84	0.66	27
10.86	4.18	273,843	0.45	3.85	0.67	54
10.83	3.61	264,191	0.44	3.67	0.68	71
10.85	5.71	225,434	0.44	3.73	0.69	55
10.65	(9.00)	128,202	0.45	3.20	0.70	42
12.09	(0.27)	173,023	0.45	2.34	0.69	16

10.47	(1.65)	302,431	0.40	3.89	0.41	27
10.86	4.23	310,201	0.40	3.90	0.42	54
10.83	3.76	161,499	0.39	3.73	0.43	71
10.84	5.76	351,029	0.39	3.80	0.43	55
10.64	(9.04)	157,191	0.40	3.29	0.45	42
12.09	(0.22)	153,754	0.40	2.39	0.44	16

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2026	J.P. Morgan Municipal Bond Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2026 (Unaudited)	$10.05	$0.12	$(0.04)	$0.08	$(0.12)
Year Ended February 28, 2026	10.02	0.26	0.03	0.29	(0.26)
Year Ended February 28, 2025	9.98	0.28	0.04	0.32	(0.28)
Year Ended February 29, 2024	9.90	0.25	0.08	0.33	(0.25)
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)
Class I
Six Months Ended August 31, 2026 (Unaudited)	10.04	0.13	(0.04)	0.09	(0.13)
Year Ended February 28, 2026	10.01	0.28	0.03	0.31	(0.28)
Year Ended February 28, 2025	9.97	0.30	0.04	0.34	(0.30)
Year Ended February 29, 2024	9.89	0.27	0.09	0.36	(0.28)
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

64

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.01	0.82%	$121,495	0.37%	2.42%	0.75%	26%
10.05	2.92	152,789	0.38	2.62	0.75	58
10.02	3.25	208,973	0.44	2.80	0.75	70
9.98	3.41	166,704	0.44	2.48	0.75	74
9.90	0.18	263,135	0.44	1.27	0.76	16
9.98	(0.83)	72,506	0.45	0.06	0.75	33

10.00	0.93	2,512,447	0.17	2.62	0.49	26
10.04	3.14	2,390,745	0.18	2.80	0.49	58
10.01	3.46	1,972,600	0.24	3.00	0.50	70
9.97	3.66	1,573,798	0.24	2.72	0.50	74
9.89	0.27	2,073,626	0.24	1.04	0.51	16
9.98	(0.53)	3,984,195	0.25	0.26	0.50	33

65

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 3 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Effective as of the close of business on April 22, 2025, Class A of the Ultra-Short Municipal Fund is publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Class unless they meet certain requirements as described in the Class' prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

66	J.P. Morgan Municipal Bond Funds	August 31, 2026

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$1	$—	$1
Municipal Bonds	—	776,964	—	776,964
Short-Term Investments
Investment Companies	24,548	—	—	24,548
Total Investments in Securities	$24,548	$776,965	$—	$801,513
Depreciation in Other Financial Instruments
Futures Contracts	$(46)	$—	$—	$(46)

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$786,268	$—	$786,268
Short-Term Investments
Investment Companies	39,816	—	—	39,816
U.S. Treasury Obligations	—	8,792	—	8,792
Total Short-Term Investments	39,816	8,792	—	48,608
Total Investments in Securities	$39,816	$795,060	$—	$834,876
Depreciation in Other Financial Instruments
Futures Contracts	$(94)	$—	$—	$(94)

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,399,745	$—	$2,399,745

August 31, 2026	J.P. Morgan Municipal Bond Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Ultra-Short Municipal Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$176,790	$—	$—	$176,790
U.S. Treasury Obligations	—	25,777	—	25,777
Total Short-Term Investments	176,790	25,777	—	202,567
Total Investments in Securities	$176,790	$2,425,522	$—	$2,602,312
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2026, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2026 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the

68	J.P. Morgan Municipal Bond Funds	August 31, 2026

borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2026.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Short-Intermediate Municipal Bond Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (a) (b)	$44,215	$167,151	$186,820	$2	$— (c)	$24,548	24,543	$358	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.
(c)	Amount rounds to less than one thousand.

Tax Free Bond Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (a) (b)	$43,227	$206,824	$210,237	$1	$1	$39,816	39,808	$429	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

Ultra-Short Municipal Fund
For the six months ended August 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2026	Shares at August 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.41% (a) (b)	$379,892	$766,420	$969,541	$15	$4	$176,790	176,755	$3,134	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2026.

August 31, 2026	J.P. Morgan Municipal Bond Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
F. Options —Tax Free Bond Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund are added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

70	J.P. Morgan Municipal Bond Funds	August 31, 2026

H. Swaps— Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund engaged in various swap transactions to manage interest rate (e.g., duration, yield curve) risks within their respective portfolio. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/ depreciation on swaps on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
Interest Rate Swaps
Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended August 31, 2026 (amounts in thousands, except for number of contracts):
	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund	Ultra-Short Municipal Fund
Futures Contracts:
Average Notional Balance Long	$33,075	$21,340	$27,483
Ending Notional Balance Long	8,297	16,809	—
Interest Rate-Related Swaps:
Average Notional Balance - Receives Fixed Rate	9,434	19,246	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	757	—
Average Number of Contracts Written	—	(757)	—
The Funds' derivatives contracts held at August 31, 2026 are not accounted for as hedging instruments under GAAP.
I. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
J. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

August 31, 2026	J.P. Morgan Municipal Bond Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2026, are as follows:
	Class A	Class C	Class I	Class R6	Total
Short-Intermediate Municipal Bond Fund
Transfer agency fees	$2	$— (a)	$2	$2	$6
Tax Free Bond Fund
Transfer agency fees	6	1	2	1	10
Ultra-Short Municipal Fund
Transfer agency fees	2	n/a	7	n/a	9

(a)	Amount rounds to less than one thousand.
K. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
M. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Short-Intermediate Municipal Bond Fund	0.25%
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2026, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

72	J.P. Morgan Municipal Bond Funds	August 31, 2026

C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C
Short-Intermediate Municipal Bond Fund	0.25%	0.75%
Tax Free Bond Fund	0.25	0.75
Ultra-Short Municipal Fund	0.25	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Short-Intermediate Municipal Bond Fund	$1	$— (a)
Tax Free Bond Fund	3	2

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
Short-Intermediate Municipal Bond Fund	0.25%	0.25%	0.25%
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2026	J.P. Morgan Municipal Bond Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
Short-Intermediate Municipal Bond Fund	0.70%	1.20%	0.25%	0.20%
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.38	n/a	0.18	n/a

The expense limitation agreements were in effect for the six months ended August 31, 2026 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2028.
For the six months ended August 31, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total
Short-Intermediate Municipal Bond Fund	$425	$283	$427	$1,135
Tax Free Bond Fund	36	24	594	654
Ultra-Short Municipal Fund	1,947	973	1,188	4,108
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund’s investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the six months ended August 31, 2026 were as follows:

Short-Intermediate Municipal Bond Fund	$19
Tax Free Bond Fund	20
Ultra-Short Municipal Fund	162
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2026, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

74	J.P. Morgan Municipal Bond Funds	August 31, 2026

4. Investment Transactions
During the six months ended August 31, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Short-Intermediate Municipal Bond Fund	$144,115	$139,557
Tax Free Bond Fund	231,229	225,564
Ultra-Short Municipal Fund	808,978	573,399
During the six months ended August 31, 2026, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Intermediate Municipal Bond Fund	$800,151	$4,319	$3,003	$1,316
Tax Free Bond Fund	836,082	10,729	12,029	(1,300)
Ultra-Short Municipal Fund	2,602,074	2,239	2,001	238
At February 28, 2026, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Short-Intermediate Municipal Bond Fund	$16,785	$47,849
Tax Free Bond Fund	24,842	51,872
Ultra-Short Municipal Fund	10,712	29,880
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2026, the Funds deferred to March 1, 2026 the following net capital losses (gains):
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Short-Intermediate Municipal Bond Fund	$185	$—
Tax Free Bond Fund	(294)	1,484
Ultra-Short Municipal Fund	21	145
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2026.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken

August 31, 2026	J.P. Morgan Municipal Bond Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2026, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Short-Intermediate Municipal Bond Fund	1	78.4%	—	— %
Tax Free Bond Fund	1	53.4	2	27.9
Ultra-Short Municipal Fund	1	88.5	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade

76	J.P. Morgan Municipal Bond Funds	August 31, 2026

measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

August 31, 2026	J.P. Morgan Municipal Bond Funds	77

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. August 2026.
SAN-MUNIBOND-826

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreements’ annual renewal. The Board held meetings on June 23-24, 2026 and August 11-13, 2026, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings and recommendations. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 13, 2026.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). Further, at each of the investment committees’ regular meetings throughout the year, the Trustees reviewed information regarding select J.P. Morgan Funds’ investment teams, processes and performance. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees reviewing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
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The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
The Adviser’s risk management processes, systems and

oversight;
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Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information for each Fund. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less the Adviser’s quantification of the expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make industry-wide comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered information regarding the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. In addition to the service arrangements with JPMCB and other affiliates described above, the Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale and/or share in any benefits or economies of scale realized by the Adviser. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, cybersecurity measures, and investments into artificial intelligence), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefitted from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefitted from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent possible, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds advised or sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the fifth quintile of the Universe for each of the one-, three-, and five-year periods ended March 31, 2026. The Trustees noted that the performance for Class I and Class R6 shares was in the third, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the fifth, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class I shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended March 31, 2026. The Trustees noted that the performance for Class R6 shares was in the fourth, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the fourth, first and first quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees noted that the performance for Class I shares was in the fifth, fourth and first quintiles of the Universe for the one-, three- and five-year periods ended March 31, 2026, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser. In doing so, the Trustees compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Peer Group (the “Peer Group”), a subset of funds within the Universe. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile of the Peer Group, and that the actual total expenses for Class A shares were in the fifth quintile of the Peer Group. The Trustees noted that the net advisory fee and actual total expenses for Class I and Class R6 shares were both in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were both in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for Class A and Class I shares were in the first quintile of the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 2, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 2, 2026